UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-21991

Fidelity Rutland Square Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

John Hitt, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Strategic Advisers® Growth Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

August 31, 2018

SGF-QTLY-1018
1.907407.108

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 58.1%
	Shares	Value
CONSUMER DISCRETIONARY - 9.4%
Auto Components - 0.3%
Lear Corp.	226,416	$36,724,675
Diversified Consumer Services - 0.0%
Weight Watchers International, Inc. (a)	21,339	1,598,291
Hotels, Restaurants & Leisure - 1.7%
Domino's Pizza, Inc.	167,463	49,997,753
Marriott International, Inc. Class A	223,691	28,290,201
Starbucks Corp.	1,061,537	56,739,153
Wyndham Destinations, Inc.	268,814	11,881,579
Wyndham Hotels & Resorts, Inc.	268,861	15,257,862
Yum China Holdings, Inc.	380,550	14,719,674
Yum! Brands, Inc.	228,930	19,891,728
		196,777,950
Household Durables - 0.4%
D.R. Horton, Inc.	1,028,684	45,786,725
Internet & Direct Marketing Retail - 4.3%
Amazon.com, Inc. (a)	233,162	469,287,489
Netflix, Inc. (a)	15,927	5,856,039
The Booking Holdings, Inc. (a)	18,653	36,402,262
		511,545,790
Media - 0.2%
The Walt Disney Co.	191,100	21,407,022
Multiline Retail - 0.2%
Kohl's Corp.	376,091	29,752,559
Specialty Retail - 1.8%
Burlington Stores, Inc. (a)	200,653	33,745,822
Home Depot, Inc.	492,730	98,925,402
Michaels Companies, Inc. (a)	893,286	15,176,929
Ross Stores, Inc.	311,144	29,801,372
TJX Companies, Inc.	162,361	17,854,839
Urban Outfitters, Inc. (a)	316,312	14,702,182
		210,206,546
Textiles, Apparel & Luxury Goods - 0.5%
PVH Corp.	302,264	43,272,114
VF Corp.	221,400	20,397,582
		63,669,696

TOTAL CONSUMER DISCRETIONARY		1,117,469,254

CONSUMER STAPLES - 3.6%
Beverages - 1.3%
Monster Beverage Corp. (a)	699,825	42,612,344
PepsiCo, Inc.	384,162	43,029,986
The Coca-Cola Co.	1,463,265	65,217,721
		150,860,051
Food & Staples Retailing - 0.6%
Costco Wholesale Corp.	115,042	26,819,741
Walgreens Boots Alliance, Inc.	347,972	23,856,960
Walmart, Inc.	226,077	21,671,741
		72,348,442
Food Products - 0.9%
Archer Daniels Midland Co.	470,500	23,713,200
Danone SA sponsored ADR	2,124,233	33,531,018
General Mills, Inc.	364,199	16,756,796
Tyson Foods, Inc. Class A	628,490	39,475,457
		113,476,471
Household Products - 0.6%
Colgate-Palmolive Co.	340,775	22,630,868
Kimberly-Clark Corp.	218,262	25,217,991
Procter & Gamble Co.	345,387	28,649,852
		76,498,711
Tobacco - 0.2%
Philip Morris International, Inc.	278,722	21,709,657

TOTAL CONSUMER STAPLES		434,893,332

ENERGY - 1.1%
Energy Equipment & Services - 0.3%
Schlumberger Ltd.	478,151	30,200,017
Oil, Gas & Consumable Fuels - 0.8%
Marathon Petroleum Corp.	219,883	18,094,172
Occidental Petroleum Corp.	483,300	38,601,171
Phillips 66 Co.	96,927	11,486,819
Valero Energy Corp.	281,500	33,183,220
		101,365,382

TOTAL ENERGY		131,565,399

FINANCIALS - 2.6%
Banks - 0.6%
Bank of America Corp.	1,026,720	31,756,450
Comerica, Inc.	381,200	37,159,376
		68,915,826
Capital Markets - 1.1%
Affiliated Managers Group, Inc.	31,761	4,639,964
E*TRADE Financial Corp. (a)	529,100	31,142,826
FactSet Research Systems, Inc.	93,521	21,452,782
Goldman Sachs Group, Inc.	175,400	41,711,874
SEI Investments Co.	486,854	30,710,750
		129,658,196
Consumer Finance - 0.6%
American Express Co.	126,940	13,453,101
Capital One Financial Corp.	210,000	20,808,900
Discover Financial Services	306,164	23,917,532
Synchrony Financial	422,441	13,378,706
		71,558,239
Insurance - 0.3%
MetLife, Inc.	361,409	16,585,059
Progressive Corp.	294,152	19,864,085
		36,449,144

TOTAL FINANCIALS		306,581,405

HEALTH CARE - 9.3%
Biotechnology - 2.6%
AbbVie, Inc.	504,842	48,454,735
Amgen, Inc.	460,590	92,030,488
Biogen, Inc. (a)	161,154	56,966,327
Celgene Corp. (a)	453,270	42,811,352
Incyte Corp. (a)	29,576	2,185,962
Regeneron Pharmaceuticals, Inc. (a)	98,609	40,109,211
Vertex Pharmaceuticals, Inc. (a)	128,477	23,691,159
		306,249,234
Health Care Equipment & Supplies - 1.5%
Abiomed, Inc. (a)	63,972	26,009,736
Align Technology, Inc. (a)	78,354	30,283,037
Edwards Lifesciences Corp. (a)	472,480	68,150,515
The Cooper Companies, Inc.	143,327	36,660,180
Varian Medical Systems, Inc. (a)	170,123	19,057,178
		180,160,646
Health Care Providers & Services - 2.9%
Aetna, Inc.	221,647	44,389,245
Centene Corp. (a)	206,115	30,191,725
Cigna Corp.	53,461	10,068,845
CVS Health Corp.	185,271	13,939,790
HCA Holdings, Inc.	209,097	28,041,999
Humana, Inc.	29,309	9,767,517
Laboratory Corp. of America Holdings (a)	216,758	37,470,955
McKesson Corp.	78,090	10,054,088
UnitedHealth Group, Inc.	509,116	136,677,281
Wellcare Health Plans, Inc. (a)	77,614	23,483,668
		344,085,113
Health Care Technology - 0.2%
Cerner Corp. (a)	378,598	24,650,516
Life Sciences Tools & Services - 0.5%
Thermo Fisher Scientific, Inc.	239,338	57,225,716
Pharmaceuticals - 1.6%
Bristol-Myers Squibb Co.	492,234	29,804,769
Eli Lilly & Co.	181,997	19,227,983
Johnson & Johnson	263,514	35,492,701
Merck & Co., Inc.	876,180	60,097,186
Novartis AG sponsored ADR	228,941	19,004,392
Novo Nordisk A/S Series B sponsored ADR	670,090	32,948,325
		196,575,356

TOTAL HEALTH CARE		1,108,946,581

INDUSTRIALS - 4.8%
Aerospace & Defense - 1.7%
Lockheed Martin Corp.	57,293	18,357,250
Northrop Grumman Corp.	128,501	38,356,263
Textron, Inc.	328,771	22,695,062
The Boeing Co.	362,848	124,380,666
		203,789,241
Air Freight & Logistics - 0.5%
Expeditors International of Washington, Inc.	569,273	41,716,325
United Parcel Service, Inc. Class B	105,200	12,926,976
		54,643,301
Airlines - 0.1%
Delta Air Lines, Inc.	273,514	15,995,099
Machinery - 1.4%
Allison Transmission Holdings, Inc.	258,849	12,854,441
Caterpillar, Inc.	244,403	33,935,357
Deere & Co.	201,772	29,014,814
Illinois Tool Works, Inc.	134,501	18,679,499
Ingersoll-Rand PLC	376,542	38,139,939
Oshkosh Corp.	246,051	17,287,543
Stanley Black & Decker, Inc.	82,886	11,647,970
		161,559,563
Road & Rail - 0.6%
CSX Corp.	394,100	29,226,456
Kansas City Southern	33,405	3,873,644
Union Pacific Corp.	282,737	42,585,847
		75,685,947
Trading Companies & Distributors - 0.5%
United Rentals, Inc. (a)	371,633	57,926,436

TOTAL INDUSTRIALS		569,599,587

INFORMATION TECHNOLOGY - 25.4%
Communications Equipment - 0.8%
Cisco Systems, Inc.	2,003,852	95,724,010
Internet Software & Services - 6.5%
Alibaba Group Holding Ltd. sponsored ADR (a)	390,639	68,365,731
Alphabet, Inc.:
Class A (a)	160,067	197,170,531
Class C (a)	171,415	208,816,039
Dropbox, Inc. Class B	209,841	5,634,231
eBay, Inc. (a)	351,432	12,163,062
Facebook, Inc. Class A (a)	1,419,302	249,413,940
SurveyMonkey (a)(b)	163,411	1,764,839
Twitter, Inc. (a)	605,100	21,287,418
VeriSign, Inc. (a)	55,240	8,761,616
		773,377,407
IT Services - 5.0%
Accenture PLC Class A	173,146	29,273,794
Amdocs Ltd.	384,326	25,088,801
Automatic Data Processing, Inc.	78,142	11,467,339
Cognizant Technology Solutions Corp. Class A	370,234	29,037,453
DXC Technology Co.	278,446	25,363,646
Fidelity National Information Services, Inc.	141,786	15,336,992
Fiserv, Inc. (a)	505,466	40,472,663
Global Payments, Inc.	152,105	18,949,241
MasterCard, Inc. Class A	565,124	121,818,129
Visa, Inc. Class A	1,418,770	208,403,125
WEX, Inc. (a)	92,209	17,539,996
Worldpay, Inc. (a)	517,263	50,376,244
		593,127,423
Semiconductors & Semiconductor Equipment - 1.8%
Applied Materials, Inc.	156,694	6,740,976
KLA-Tencor Corp.	137,469	15,975,272
Marvell Technology Group Ltd.	323,585	6,691,738
Micron Technology, Inc. (a)	522,200	27,425,944
NVIDIA Corp.	387,549	108,777,253
Qualcomm, Inc.	529,130	36,356,522
Texas Instruments, Inc.	120,825	13,580,730
		215,548,435
Software - 7.3%
Activision Blizzard, Inc.	447,024	32,230,430
Adobe Systems, Inc. (a)	470,678	124,028,360
Autodesk, Inc. (a)	334,754	51,669,280
Citrix Systems, Inc. (a)	43,209	4,926,690
Electronic Arts, Inc. (a)	510,203	57,862,122
Microsoft Corp.	4,020,216	451,590,863
Oracle Corp.	1,152,268	55,977,179
Salesforce.com, Inc. (a)	276,989	42,290,681
Synopsys, Inc. (a)	432,118	44,136,533
Take-Two Interactive Software, Inc. (a)	44,324	5,919,913
		870,632,051
Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	1,835,893	417,904,324
NetApp, Inc.	612,544	53,174,945
Western Digital Corp.	230,969	14,606,480
		485,685,749

TOTAL INFORMATION TECHNOLOGY		3,034,095,075

MATERIALS - 1.0%
Chemicals - 0.6%
CF Industries Holdings, Inc.	524,188	27,231,567
LyondellBasell Industries NV Class A	334,109	37,680,813
Westlake Chemical Corp.	111,760	10,569,143
		75,481,523
Containers & Packaging - 0.1%
Owens-Illinois, Inc. (a)	706,055	12,475,992
Metals & Mining - 0.3%
Steel Dynamics, Inc.	822,984	37,635,058

TOTAL MATERIALS		125,592,573

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Extra Space Storage, Inc.	251,843	23,222,443
Life Storage, Inc.	159,298	15,547,485
Simon Property Group, Inc.	73,368	13,428,545
		52,198,473
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	619,632	30,244,238

TOTAL REAL ESTATE		82,442,711

UTILITIES - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
The AES Corp.	1,709,902	23,015,281
TOTAL COMMON STOCKS
(Cost $3,695,173,810)		6,934,201,198

Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Airbnb, Inc. Series D (a)(b)(c)
(Cost $4,024,850)	98,859	10,819,129

Equity Funds - 39.7%
Large Growth Funds - 37.8%
Columbia Select Large Cap Growth Fund Class R5	30,364,866	567,519,350
Fidelity Contrafund (d)	2,696,157	37,934,929
Fidelity Growth Company Fund (d)	112,077,961	2,430,970,974
Fidelity SAI U.S. Momentum Index Fund (d)	17,505,748	245,255,527
Fidelity SAI U.S. Quality Index Fund (d)	82,855,797	1,227,922,910

TOTAL LARGE GROWTH FUNDS		4,509,603,690

Mid-Cap Growth Funds - 1.9%
Janus Henderson Enterprise Fund	1,629,272	219,137,123
TOTAL EQUITY FUNDS
(Cost $2,993,988,971)		4,728,740,813
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.89% to 2.09% 9/27/18 to 11/29/18 (e)
(Cost $6,983,874)	$7,012,000	6,985,179
	Shares

Money Market Funds - 2.0%
Invesco Government & Agency Portfolio Institutional Class 1.85% (f)
(Cost $242,894,578)	242,894,578	242,894,578
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $6,943,066,083)		11,923,640,897
NET OTHER ASSETS (LIABILITIES) - 0.0%		3,901,332
NET ASSETS - 100%		$11,927,542,229

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 1000 Growth Index Contracts (United States)	2,316	Sept. 2018	$180,925,920	$4,044,783	$4,044,783

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,583,968 or 0.1% of net assets.

 (c) Level 3 security

 (d) Affiliated Fund

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,855,819.

 (f) The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Airbnb, Inc. Series D	4/16/14	$4,024,850
SurveyMonkey	11/25/14	$2,688,111

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$77
Total	$77

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Contrafund	$--	$37,589,031	$--	$--	$--	$345,898	$37,934,929
Fidelity Growth Company Fund	2,224,523,372	--	--	--	--	206,447,602	2,430,970,974
Fidelity SAI U.S. Momentum Index Fund	228,625,066	--	--	--	--	16,630,461	245,255,527
Fidelity SAI U.S. Quality Index Fund	1,103,453,284	62,225,310	32,856,544	--	605,447	94,495,413	1,227,922,910
Total	$3,556,601,722	$99,814,341	$32,856,544	$--	$605,447	$317,919,374	$3,942,084,340

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,128,288,383	$1,117,469,254	$--	$10,819,129
Consumer Staples	434,893,332	434,893,332	--	--
Energy	131,565,399	131,565,399	--	--
Financials	306,581,405	306,581,405	--	--
Health Care	1,108,946,581	1,108,946,581	--	--
Industrials	569,599,587	569,599,587	--	--
Information Technology	3,034,095,075	3,032,330,236	1,764,839	--
Materials	125,592,573	125,592,573	--	--
Real Estate	82,442,711	82,442,711	--	--
Utilities	23,015,281	23,015,281	--	--
Equity Funds	4,728,740,813	4,728,740,813	--	--
Other Short-Term Investments	6,985,179	--	6,985,179	--
Money Market Funds	242,894,578	242,894,578	--	--
Total Investments in Securities:	$11,923,640,897	$11,904,071,750	$8,750,018	$10,819,129
Derivative Instruments:
Assets
Futures Contracts	$4,044,783	$4,044,783	$--	$--
Total Assets	$4,044,783	$4,044,783	$--	$--
Total Derivative Instruments:	$4,044,783	$4,044,783	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rate and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Short Duration Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

August 31, 2018

ASD-QTLY-1018
1.934463.106

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 21.4%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.0%
Auto Components - 0.0%
Aptiv PLC 3.15% 11/19/20	$1,130,000	$1,119,732
Automobiles - 1.3%
American Honda Finance Corp.:
3 month U.S. LIBOR + 0.150% 2.4603% 2/21/20 (a)(b)	5,000,000	4,997,839
3 month U.S. LIBOR + 0.150% 2.4971% 1/22/19 (a)(b)	5,000,000	5,003,306
3 month U.S. LIBOR + 0.260% 2.5992% 6/16/20 (a)(b)	5,000,000	5,013,993
3 month U.S. LIBOR + 0.280% 2.6023% 11/19/18 (a)(b)	5,000,000	5,002,810
3 month U.S. LIBOR + 0.825% 3.1346% 2/22/19 (a)(b)	8,351,000	8,381,714
BMW U.S. Capital LLC:
3 month U.S. LIBOR + 0.380% 2.7173% 4/6/20 (a)(b)(c)	7,796,000	7,826,197
3 month U.S. LIBOR + 0.410% 2.7474% 4/12/21 (a)(b)(c)	9,110,000	9,130,866
3 month U.S. LIBOR + 0.500% 2.8193% 8/13/21 (a)(b)(c)	830,000	832,946
Daimler Finance North America LLC:
3 month U.S. LIBOR + 0.530% 2.8705% 5/5/20 (a)(b)(c)	9,640,000	9,671,958
3 month U.S. LIBOR + 0.620% 2.9589% 10/30/19 (a)(b)(c)	5,000,000	5,024,952
3 month U.S. LIBOR + 0.630% 2.9673% 1/6/20 (a)(b)(c)	10,000,000	10,038,320
2.2% 5/5/20 (c)	1,420,000	1,396,032
2.3% 2/12/21 (c)	995,000	970,274
3.1% 5/4/20 (c)	765,000	763,529
General Motors Financial Co., Inc.:
3 month U.S. LIBOR + 0.850% 3.1886% 4/9/21 (a)(b)	5,428,000	5,447,847
3 month U.S. LIBOR + 0.930% 3.267% 4/13/20 (a)(b)	11,000,000	11,077,194
3 month U.S. LIBOR + 1.270% 3.6125% 10/4/19 (a)(b)	5,000,000	5,044,141
3.1% 1/15/19	805,000	805,869
3.2% 7/13/20	1,570,000	1,564,893
Harley-Davidson Financial Services, Inc. 3 month U.S. LIBOR + 0.500% 2.8119% 5/21/20 (a)(b)(c)	795,000	797,509
Nissan Motor Acceptance Corp. 2.15% 9/28/20 (c)	450,000	438,848
PACCAR Financial Corp. 3.1% 5/10/21	1,260,000	1,258,154
		100,489,191
Diversified Consumer Services - 0.0%
ERAC U.S.A. Finance LLC:
2.35% 10/15/19 (c)	225,000	223,254
2.8% 11/1/18 (c)	1,140,000	1,140,218
		1,363,472
Hotels, Restaurants & Leisure - 0.0%
Royal Caribbean Cruises Ltd. 2.65% 11/28/20	250,000	245,770
Household Durables - 0.0%
D.R. Horton, Inc. 2.55% 12/1/20	495,000	485,571
Newell Brands, Inc. 2.15% 10/15/18	1,030,000	1,029,537
		1,515,108
Internet & Direct Marketing Retail - 0.1%
Expedia, Inc. 5.95% 8/15/20	335,000	351,133
JD.com, Inc. 3.125% 4/29/21	1,575,000	1,539,388
QVC, Inc. 3.125% 4/1/19	3,595,000	3,596,240
		5,486,761
Media - 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.579% 7/23/20	1,395,000	1,399,059
4.464% 7/23/22	1,510,000	1,540,149
Discovery Communications LLC:
3 month U.S. LIBOR + 0.710% 3.0347% 9/20/19 (a)(b)	3,399,000	3,412,874
2.2% 9/20/19	565,000	560,402
NBCUniversal Enterprise, Inc. 3 month U.S. LIBOR + 0.400% 2.7374% 4/1/21 (a)(b)(c)	23,029,000	23,112,184
NBCUniversal, Inc. 5.15% 4/30/20	1,521,000	1,572,935
Omnicom Group, Inc.:
4.45% 8/15/20	735,000	753,807
6.25% 7/15/19	1,350,000	1,388,786
RELX Capital, Inc. 3.5% 3/16/23	575,000	571,974
SES Global Americas Holdings GP 2.5% 3/25/19 (c)	380,000	379,016
Time Warner Cable, Inc.:
8.25% 4/1/19	2,344,000	2,413,871
8.75% 2/14/19	1,055,000	1,081,937
Viacom, Inc.:
2.75% 12/15/19	1,749,000	1,732,976
5.625% 9/15/19	630,000	646,024
		40,565,994
Multiline Retail - 0.0%
Dollar Tree, Inc. 3 month U.S. LIBOR + 0.700% 3.036% 4/17/20 (a)(b)	1,250,000	1,252,598
Specialty Retail - 0.0%
AutoZone, Inc. 1.625% 4/21/19	145,000	143,918
Nissan Motor Acceptance Corp. 1.55% 9/13/19 (c)	725,000	714,546
		858,464
Textiles, Apparel & Luxury Goods - 0.1%
Invista Finance LLC 4.25% 10/15/19 (c)	2,005,000	2,010,013

TOTAL CONSUMER DISCRETIONARY		154,907,103

CONSUMER STAPLES - 0.9%
Beverages - 0.3%
Diageo Capital PLC 3 month U.S. LIBOR + 0.240% 2.5623% 5/18/20 (a)(b)	10,000,000	10,017,768
Maple Escrow Subsidiary, Inc. 3.551% 5/25/21 (c)	1,645,000	1,648,256
PepsiCo, Inc. 3 month U.S. LIBOR + 0.590% 2.8996% 2/22/19 (a)(b)	15,000,000	15,038,776
		26,704,800
Food & Staples Retailing - 0.1%
Alimentation Couche-Tard, Inc. 3 month U.S. LIBOR + 0.500% 2.8326% 12/13/19 (a)(b)(c)	3,676,000	3,678,948
Kroger Co.:
1.5% 9/30/19	576,000	567,412
2.3% 1/15/19	350,000	349,523
Walmart, Inc. 3.125% 6/23/21	1,575,000	1,582,215
		6,178,098
Food Products - 0.2%
Bunge Ltd. Finance Corp.:
3.5% 11/24/20	520,000	519,709
8.5% 6/15/19	1,000,000	1,041,635
Campbell Soup Co.:
3 month U.S. LIBOR + 0.500% 2.8347% 3/16/20 (a)(b)	1,005,000	1,003,892
3 month U.S. LIBOR + 0.630% 2.9706% 3/15/21 (a)(b)	1,005,000	1,005,804
Danone SA 1.691% 10/30/19 (c)	2,430,000	2,390,663
General Mills, Inc. 3 month U.S. LIBOR + 0.540% 2.8792% 4/16/21 (a)(b)	8,169,000	8,205,403
Tyson Foods, Inc.:
3 month U.S. LIBOR + 0.450% 2.7648% 5/30/19 (a)(b)	3,826,000	3,831,713
2.25% 8/23/21	600,000	580,384
		18,579,203
Tobacco - 0.3%
Bat Capital Corp.:
3 month U.S. LIBOR + 0.590% 2.9093% 8/14/20 (a)(b)(c)	5,000,000	5,017,912
2.297% 8/14/20 (c)	2,575,000	2,528,163
Imperial Tobacco Finance PLC 2.95% 7/21/20 (c)	1,940,000	1,927,448
Philip Morris International, Inc. 1.875% 11/1/19	10,000,000	9,879,177
Reynolds American, Inc.:
3.25% 6/12/20	310,000	309,609
8.125% 6/23/19	360,000	374,795
		20,037,104

TOTAL CONSUMER STAPLES		71,499,205

ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Anadarko Petroleum Corp.:
6.95% 6/15/19	310,000	318,279
8.7% 3/15/19	423,000	435,690
Cenovus Energy, Inc. 5.7% 10/15/19	2,420,000	2,478,322
Chevron Corp. 3 month U.S. LIBOR + 0.480% 2.8013% 3/3/22 (a)(b)	4,700,000	4,749,716
China Shenhua Overseas Capital Co. Ltd. 3.125% 1/20/20 (Reg. S)	1,740,000	1,725,370
Columbia Pipeline Group, Inc. 3.3% 6/1/20	1,135,000	1,131,530
Enable Midstream Partners LP 2.4% 5/15/19 (a)	630,000	627,090
Enbridge Energy Partners LP 9.875% 3/1/19	1,710,000	1,764,343
Encana Corp. 6.5% 5/15/19	2,135,000	2,184,763
EnLink Midstream Partners LP 2.7% 4/1/19	1,130,000	1,124,416
Enterprise Products Operating LP:
2.55% 10/15/19	385,000	383,342
2.8% 2/15/21	1,020,000	1,010,905
Kinder Morgan Energy Partners LP 9% 2/1/19	895,000	916,728
Magellan Midstream Partners LP 6.55% 7/15/19	1,020,000	1,051,343
Marathon Oil Corp. 2.7% 6/1/20	630,000	623,393
ONEOK Partners LP 8.625% 3/1/19	983,000	1,010,051
Origin Energy Finance Ltd. 3.5% 10/9/18 (c)	1,505,000	1,505,120
Petroleos Mexicanos 8% 5/3/19	1,535,000	1,576,829
Phillips 66 Co.:
3 month U.S. LIBOR + 0.600% 2.9114% 2/26/21 (a)(b)	4,270,000	4,275,432
3 month U.S. LIBOR + 0.650% 2.9892% 4/15/19 (a)(b)(c)	530,000	530,255
Plains All American Pipeline LP/PAA Finance Corp.:
2.6% 12/15/19	195,000	193,452
5% 2/1/21	455,000	467,925
5.75% 1/15/20	440,000	453,327
Sabine Pass Liquefaction LLC 5.625% 2/1/21 (a)	1,020,000	1,063,730
Shell International Finance BV 3 month U.S. LIBOR + 0.350% 2.6763% 9/12/19 (a)(b)	10,000,000	10,037,700
TransCanada PipeLines Ltd. 3 month U.S. LIBOR + 0.275% 2.5888% 11/15/19 (a)(b)	15,040,000	15,067,761
Williams Partners LP:
3.35% 8/15/22	200,000	196,805
5.25% 3/15/20	1,275,000	1,312,011
		58,215,628
FINANCIALS - 13.0%
Banks - 8.8%
Abbey National PLC 2.125% 11/3/20	570,000	555,818
ABN AMRO Bank NV:
3 month U.S. LIBOR + 0.410% 2.7519% 1/19/21 (a)(b)(c)	10,000,000	10,006,800
3 month U.S. LIBOR + 0.570% 2.8814% 8/27/21 (a)(b)(c)	9,413,000	9,434,640
3 month U.S. LIBOR + 0.640% 2.9726% 1/18/19 (a)(b)(c)	2,000,000	2,004,090
2.1% 1/18/19 (c)	1,780,000	1,775,959
2.5% 10/30/18 (c)	6,550,000	6,549,155
ANZ Banking Group Ltd. 3 month U.S. LIBOR + 0.500% 2.8223% 8/19/20 (a)(b)(c)	7,000,000	7,041,456
ANZ National International Ltd.:
2.2% 7/17/20 (c)	825,000	808,848
2.75% 1/22/21 (c)	955,000	939,698
Banco de Credito del Peru 2.25% 10/25/19 (c)	280,000	275,800
Banco Santander Chile Mtn Rgs 2.5% 12/15/20 (c)	1,745,000	1,703,556
Banco Santander SA 3 month U.S. LIBOR + 1.120% 3.4574% 4/12/23 (a)(b)	1,000,000	1,004,117
Bank of America Corp.:
3 month U.S. LIBOR + 0.380% 2.7271% 1/23/22 (a)(b)	15,825,000	15,792,868
3 month U.S. LIBOR + 0.650% 2.9851% 6/25/22 (a)(b)	20,860,000	20,920,264
3 month U.S. LIBOR + 0.650% 2.9874% 10/1/21 (a)(b)	10,000,000	10,057,127
3 month U.S. LIBOR + 1.160% 3.5075% 1/20/23 (a)(b)	1,480,000	1,505,730
2.503% 10/21/22	635,000	610,751
2.625% 4/19/21	715,000	703,678
Bank of America NA 3 month U.S. LIBOR + 0.250% 2.5614% 8/28/20 (a)(b)	10,000,000	10,006,160
Bank of Montreal:
3 month U.S. LIBOR + 0.440% 2.7806% 6/15/20 (a)(b)	11,600,000	11,658,559
3 month U.S. LIBOR + 0.460% 2.797% 4/13/21 (a)(b)	960,000	964,585
3 month U.S. LIBOR + 0.600% 2.9263% 12/12/19 (a)(b)	5,000,000	5,028,991
Bank of Nova Scotia:
3 month U.S. LIBOR + 0.290% 2.6286% 1/8/21 (a)(b)	10,000,000	9,995,528
3 month U.S. LIBOR + 0.830% 3.1692% 1/15/19 (a)(b)	5,000,000	5,013,970
Bank of Tokyo-Mitsubishi UFJ Ltd. 3 month U.S. LIBOR + 1.020% 3.3556% 9/14/18 (a)(b)(c)	5,000,000	5,001,580
Banque Federative du Credit Mutuel SA:
3 month U.S. LIBOR + 0.490% 2.8375% 7/20/20 (a)(b)(c)	15,000,000	15,076,103
3 month U.S. LIBOR + 0.960% 3.3075% 7/20/23 (a)(b)(c)	1,265,000	1,275,533
2.2% 7/20/20 (c)	940,000	922,201
2.5% 10/29/18 (c)	1,405,000	1,405,015
Barclays Bank PLC:
3 month U.S. LIBOR + 0.460% 2.7931% 1/11/21 (a)(b)	11,000,000	11,010,246
3 month U.S. LIBOR + 0.650% 2.993% 8/7/20 (a)(b)	15,000,000	15,066,919
2.65% 1/11/21	905,000	889,023
Barclays PLC:
3 month U.S. LIBOR + 1.625% 3.9564% 1/10/23 (a)(b)	1,035,000	1,053,854
2.75% 11/8/19	1,465,000	1,457,208
BB&T Corp.:
3 month U.S. LIBOR + 0.660% 3.0031% 2/1/19 (a)(b)	2,301,000	2,305,853
2.15% 2/1/21	1,160,000	1,132,723
BPCE SA:
3 month U.S. LIBOR + 1.220% 3.5296% 5/22/22 (a)(b)(c)	605,000	613,391
2.5% 12/10/18	2,130,000	2,130,185
2.5% 7/15/19	630,000	627,111
Branch Banking & Trust Co. 3 month U.S. LIBOR + 0.450% 2.7892% 1/15/20 (a)(b)	5,000,000	5,017,588
Canadian Imperial Bank of Commerce 3 month U.S. LIBOR + 0.520% 2.8338% 9/6/19 (a)(b)	15,000,000	15,052,205
Capital One NA:
3 month U.S. LIBOR + 0.765% 3.0976% 9/13/19 (a)(b)	10,000,000	10,056,237
2.35% 1/31/20	1,760,000	1,742,446
Citibank NA:
3 month U.S. LIBOR + 0.300% 2.6475% 10/20/20 (a)(b)	4,500,000	4,500,045
1.85% 9/18/19	7,000,000	6,931,046
Citigroup, Inc.:
3 month U.S. LIBOR + 0.790% 3.1214% 1/10/20 (a)(b)	5,905,000	5,949,699
3 month U.S. LIBOR + 0.860% 3.1792% 12/7/18 (a)(b)	10,000,000	10,020,176
3 month U.S. LIBOR + 0.930% 3.2492% 6/7/19 (a)(b)	25,000,000	25,147,575
2.05% 6/7/19	510,000	507,309
2.7% 3/30/21	130,000	128,082
2.9% 12/8/21	1,495,000	1,472,494
Citizens Bank NA:
3 month U.S. LIBOR + 0.540% 2.8613% 3/2/20 (a)(b)	15,000,000	15,037,050
3 month U.S. LIBOR + 0.570% 2.8814% 5/26/20 (a)(b)	10,000,000	10,031,766
2.25% 3/2/20	685,000	675,101
2.45% 12/4/19	260,000	257,604
2.55% 5/13/21	520,000	507,550
Commonwealth Bank of Australia:
3 month U.S. LIBOR + 0.640% 2.983% 11/7/19 (a)(b)(c)	10,000,000	10,053,291
1.75% 11/2/18	2,126,000	2,123,356
Compass Bank 3 month U.S. LIBOR + 0.730% 3.0571% 6/11/21 (a)(b)	10,450,000	10,470,553
Credit Agricole SA:
3 month U.S. LIBOR + 0.970% 3.2971% 6/10/20 (a)(b)(c)	13,280,000	13,434,579
3 month U.S. LIBOR + 1.020% 3.3616% 4/24/23 (a)(b)(c)	675,000	678,153
Credit Suisse Group Funding Guernsey Ltd. 2.75% 3/26/20	635,000	630,033
Credit Suisse New York Branch 5.4% 1/14/20	315,000	323,871
Danske Bank A/S 2.2% 3/2/20 (c)	1,345,000	1,323,693
Discover Bank:
2.6% 11/13/18	590,000	590,035
7% 4/15/20	1,610,000	1,692,607
Fifth Third Bank 3 month U.S. LIBOR + 0.590% 2.927% 9/27/19 (a)(b)	5,000,000	5,012,373
First Niagara Financial Group, Inc. 7.25% 12/15/21	515,000	571,698
HSBC Holdings PLC 3 month U.S. LIBOR + 0.600% 2.9223% 5/18/21 (a)(b)	6,165,000	6,183,376
HSBC U.S.A., Inc.:
3 month U.S. LIBOR + 0.610% 2.948% 11/13/19 (a)(b)	15,000,000	15,081,032
2.35% 3/5/20	995,000	985,006
Huntington National Bank:
3 month U.S. LIBOR + 0.510% 2.8371% 3/10/20 (a)(b)	9,027,000	9,057,391
2.2% 11/6/18	770,000	769,747
ING Bank NV 3 month U.S. LIBOR + 0.690% 3.0274% 10/1/19 (a)(b)(c)	5,000,000	5,023,026
ING Groep NV 3 month U.S. LIBOR + 1.150% 3.4844% 3/29/22 (a)(b)	735,000	748,172
Intesa Sanpaolo SpA:
3.375% 1/12/23 (c)	710,000	652,793
3.875% 1/15/19	875,000	875,941
JP Morgan Chase Bank NA:
3 month U.S. LIBOR + 0.230% 2.5519% 9/1/20 (a)(b)	10,000,000	10,004,680
3 month U.S. LIBOR + 0.280% 2.604% 2/1/21 (a)(b)	595,000	590,912
3 month U.S. LIBOR + 0.590% 2.9251% 9/23/19 (a)(b)	10,000,000	10,048,699
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 0.550% 2.8771% 3/9/21 (a)(b)	1,485,000	1,490,135
3 month U.S. LIBOR + 0.955% 3.3021% 1/23/20 (a)(b)	7,111,000	7,190,857
3 month U.S. LIBOR + 1.100% 3.4192% 6/7/21 (a)(b)	11,083,000	11,302,321
4.25% 10/15/20	390,000	398,588
4.4% 7/22/20	235,000	240,675
4.95% 3/25/20	315,000	323,747
Lloyds Bank PLC 3 month U.S. LIBOR + 0.490% 2.833% 5/7/21 (a)(b)	5,000,000	5,019,151
Manufacturers & Traders Trust Co. 3 month U.S. LIBOR + 0.270% 2.6053% 1/25/21 (a)(b)	10,000,000	10,001,042
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.650% 2.9849% 7/26/21 (a)(b)	6,926,000	6,958,149
3 month U.S. LIBOR + 0.860% 3.1949% 7/26/23 (a)(b)	665,000	669,562
3 month U.S. LIBOR + 0.920% 3.2296% 2/22/22 (a)(b)	840,000	848,629
Mizuho Bank Ltd.:
3 month U.S. LIBOR + 1.190% 3.5375% 10/20/18 (a)(b)(c)	10,000,000	10,016,200
2.15% 10/20/18 (c)	690,000	689,704
Mizuho Financial Group, Inc. 3 month U.S. LIBOR + 1.140% 3.4726% 9/13/21 (a)(b)	10,000,000	10,164,659
Nordea Bank AB 3 month U.S. LIBOR + 0.470% 2.7873% 5/29/20 (a)(b)(c)	10,000,000	10,041,340
PNC Bank NA:
3 month U.S. LIBOR + 0.360% 2.6823% 5/19/20 (a)(b)	10,000,000	10,031,784
1.8% 11/5/18	1,300,000	1,298,735
Rabobank (Netherlands) NV 3.95% 11/9/22	1,370,000	1,373,819
Rabobank Nederland New York Branch 3 month U.S. LIBOR + 0.430% 2.7649% 4/26/21 (a)(b)	10,000,000	10,014,309
Regions Bank:
3 month U.S. LIBOR + 0.380% 2.7174% 4/1/21 (a)(b)	11,385,000	11,376,326
3 month U.S. LIBOR + 0.500% 2.838% 8/13/21 (a)(b)	5,420,000	5,423,035
Royal Bank of Canada:
3 month U.S. LIBOR + 0.300% 2.6353% 7/22/20 (a)(b)	5,000,000	5,013,898
3 month U.S. LIBOR + 0.350% 2.7013% 3/2/20 (a)(b)	10,000,000	10,028,684
Royal Bank of Scotland Group PLC 6.4% 10/21/19	295,000	304,830
Santander UK Group Holdings PLC 2.875% 10/16/20	820,000	809,383
Skandinaviska Enskilda Banken AB 1.5% 9/13/19	1,480,000	1,458,401
Standard Chartered PLC:
2.1% 8/19/19 (c)	390,000	386,362
2.4% 9/8/19 (c)	245,000	242,486
Sumitomo Mitsui Banking Corp.:
3 month U.S. LIBOR + 0.350% 2.686% 1/17/20 (a)(b)	17,048,000	17,090,381
3 month U.S. LIBOR + 0.540% 2.8731% 1/11/19 (a)(b)	17,900,000	17,924,598
1.762% 10/19/18	435,000	434,706
Sumitomo Mitsui Trust Bank Ltd. 1.95% 9/19/19 (c)	605,000	597,839
SunTrust Bank 3 month U.S. LIBOR + 0.530% 2.8724% 1/31/20 (a)(b)	10,000,000	10,036,654
SunTrust Banks, Inc. 2.35% 11/1/18	645,000	644,969
Svenska Handelsbanken AB 3 month U.S. LIBOR + 0.470% 2.7818% 5/24/21 (a)(b)	5,000,000	5,016,150
The Toronto-Dominion Bank:
3 month U.S. LIBOR + 0.240% 2.5753% 1/25/21 (a)(b)	11,565,000	11,562,353
3 month U.S. LIBOR + 0.650% 2.988% 8/13/19 (a)(b)	10,000,000	10,051,853
U.S. Bancorp 3 month U.S. LIBOR + 0.490% 2.8038% 11/15/18 (a)(b)	6,505,000	6,508,748
U.S. Bank NA:
3 month U.S. LIBOR + 0.150% 2.4618% 5/24/19 (a)(b)	10,000,000	10,006,353
3 month U.S. LIBOR + 0.250% 2.5916% 7/24/20 (a)(b)	5,000,000	5,012,554
3 month U.S. LIBOR + 0.320% 2.6549% 4/26/21 (a)(b)	1,545,000	1,550,701
Wells Fargo & Co.:
3 month U.S. LIBOR + 0.400% 2.7356% 9/14/18 (a)(b)	5,000,000	5,000,954
3 month U.S. LIBOR + 0.880% 3.2271% 7/22/20 (a)(b)	1,900,000	1,921,932
2.55% 12/7/20	95,000	93,722
Wells Fargo Bank NA:
3 month U.S. LIBOR + 0.230% 2.5692% 1/15/20 (a)(b)	10,000,000	10,014,621
3 month U.S. LIBOR + 0.500% 2.8114% 11/28/18 (a)(b)	10,000,000	10,011,310
3 month U.S. LIBOR + 0.500% 2.8471% 7/23/21 (a)(b)	5,000,000	5,016,200
3.325% 7/23/21 (a)	1,935,000	1,938,677
Westpac Banking Corp.:
3 month U.S. LIBOR + 0.560% 2.8823% 8/19/19 (a)(b)	9,250,000	9,293,188
3 month U.S. LIBOR + 0.740% 3.0503% 11/23/18 (a)(b)	5,000,000	5,007,642
		692,136,999
Capital Markets - 2.2%
Cboe Global Markets, Inc. 1.95% 6/28/19	620,000	616,120
Charles Schwab Corp. 3 month U.S. LIBOR + 0.320% 2.6319% 5/21/21 (a)(b)	990,000	993,637
Deutsche Bank AG London Branch:
3 month U.S. LIBOR + 1.450% 3.7826% 1/18/19 (a)(b)	19,490,000	19,540,742
3 month U.S. LIBOR + 1.910% 4.2505% 5/10/19 (a)(b)	10,000,000	10,065,490
Deutsche Bank AG New York Branch 3 month U.S. LIBOR + 0.815% 3.1621% 1/22/21 (a)(b)	10,000,000	9,880,536
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 0.780% 3.1224% 10/31/22 (a)(b)	510,000	511,614
3 month U.S. LIBOR + 0.800% 3.1326% 12/13/19 (a)(b)	15,000,000	15,109,407
3 month U.S. LIBOR + 1.040% 3.3753% 4/25/19 (a)(b)	3,866,000	3,888,429
3 month U.S. LIBOR + 1.100% 3.4138% 11/15/18 (a)(b)	10,000,000	10,020,929
3 month U.S. LIBOR + 1.110% 3.4449% 4/26/22(a)(b)	1,140,000	1,154,022
3 month U.S. LIBOR + 1.200% 3.5406% 9/15/20 (a)(b)	4,670,000	4,743,926
1.95% 7/23/19	525,000	521,464
2.3% 12/13/19	810,000	803,855
2.75% 9/15/20	220,000	218,081
5.375% 3/15/20	395,000	408,186
6% 6/15/20	120,000	125,679
Legg Mason, Inc. 2.7% 7/15/19	185,000	184,851
Moody's Corp. 3 month U.S. LIBOR + 0.350% 2.6713% 9/4/18 (a)(b)	15,000,000	15,000,000
Morgan Stanley:
3 month U.S. LIBOR + 0.550% 2.8905% 2/10/21 (a)(b)	18,225,000	18,272,081
3 month U.S. LIBOR + 0.740% 3.0871% 7/23/19 (a)(b)	5,000,000	5,025,241
3 month U.S. LIBOR + 0.800% 3.1193% 2/14/20 (a)(b)	10,000,000	10,022,038
3 month U.S. LIBOR + 0.850% 3.1916% 1/24/19 (a)(b)	1,530,000	1,534,795
3 month U.S. LIBOR + 1.375% 3.7181% 2/1/19 (a)(b)	15,000,000	15,078,978
2.45% 2/1/19	880,000	879,603
5.5% 1/26/20	300,000	309,955
5.5% 7/24/20	670,000	697,664
UBS AG London Branch 3 month U.S. LIBOR + 0.580% 2.9009% 6/8/20 (a)(b)(c)	23,790,000	23,868,055
UBS AG Stamford Branch 3 month U.S. LIBOR + 0.640% 2.9593% 8/14/19 (a)(b)	4,329,000	4,352,701
UBS Group Funding AG 3 month U.S. LIBOR + 1.220% 3.5303% 5/23/23 (a)(b)(c)	880,000	892,052
UBS Group Funding Ltd. 3% 4/15/21 (c)	1,495,000	1,479,056
		176,199,187
Consumer Finance - 0.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.75% 5/15/19	485,000	487,752
3.95% 2/1/22	1,070,000	1,069,205
American Express Credit Corp.:
3 month U.S. LIBOR + 0.330% 2.6783% 5/3/19 (a)(b)	5,000,000	5,007,379
3 month U.S. LIBOR + 0.430% 2.7513% 3/3/20 (a)(b)	15,000,000	15,055,049
2.375% 5/26/20	230,000	227,323
Aviation Capital Group LLC 3 month U.S. LIBOR + 0.670% 3.0131% 7/30/21 (a)(b)(c)	1,427,000	1,430,409
Capital One Bank U.S.A. NA 8.8% 7/15/19	615,000	645,446
Capital One Financial Corp.:
3 month U.S. LIBOR + 0.760% 3.098% 5/12/20 (a)(b)	10,000,000	10,067,430
2.4% 10/30/20	350,000	343,496
2.5% 5/12/20	360,000	356,287
Caterpillar Financial Services Corp. 3 month U.S. LIBOR + 0.510% 2.8414% 1/10/20 (a)(b)	5,000,000	5,027,651
Ford Motor Credit Co. LLC:
3 month U.S. LIBOR + 1.000% 3.3386% 1/9/20 (a)(b)	7,000,000	7,014,973
2.021% 5/3/19	895,000	888,601
2.551% 10/5/18	1,385,000	1,384,654
3.47% 4/5/21	415,000	407,480
Hyundai Capital America:
1.75% 9/27/19 (c)	545,000	535,539
2% 7/1/19 (c)	1,035,000	1,025,234
2.4% 10/30/18 (c)	850,000	849,662
2.5% 3/18/19 (c)	1,455,000	1,454,089
2.55% 2/6/19 (c)	425,000	424,257
Toyota Motor Credit Corp. 3 month U.S. LIBOR + 0.820% 3.1423% 2/19/19 (a)(b)	15,000,000	15,056,528
		68,758,444
Diversified Financial Services - 0.5%
AIG Global Funding:
3 month U.S. LIBOR + 0.460% 2.797% 6/25/21 (a)(b)(c)	4,293,000	4,300,601
3.35% 6/25/21 (c)	770,000	769,915
Berkshire Hathaway Finance Corp.:
3 month U.S. LIBOR + 0.250% 2.5831% 1/11/19 (a)(b)	10,000,000	10,011,020
3 month U.S. LIBOR + 0.690% 3.0306% 3/15/19 (a)(b)	10,000,000	10,040,414
Boral Finance Pty Ltd. 3% 11/1/22 (c)	135,000	130,460
Brixmor Operating Partnership LP 3.875% 8/15/22	170,000	169,712
Broadcom Corp./Broadcom Cayman LP:
2.375% 1/15/20	1,640,000	1,622,443
3% 1/15/22	1,540,000	1,501,538
CNH Industrial Capital LLC:
3.375% 7/15/19	530,000	533,096
3.875% 10/15/21	1,190,000	1,187,025
4.375% 11/6/20	1,295,000	1,311,188
ENEL Finance International NV 2.875% 5/25/22 (c)	1,175,000	1,129,937
SMBC Aviation Capital Finance 4.125% 7/15/23 (c)	200,000	200,832
USAA Capital Corp. 3 month U.S. LIBOR + 0.230% 2.5731% 2/1/19 (a)(b)(c)	7,140,000	7,144,858
		40,053,039
Insurance - 0.6%
ACE INA Holdings, Inc. 2.3% 11/3/20	970,000	954,904
AIA Group Ltd. 2.25% 3/11/19 (c)	336,000	334,565
American International Group, Inc.:
2.3% 7/16/19	750,000	747,128
6.4% 12/15/20	375,000	400,950
Aon Corp. 5% 9/30/20	135,000	139,474
Aon PLC 2.8% 3/15/21	1,320,000	1,298,908
Lincoln National Corp. 4% 9/1/23	270,000	275,472
Marsh & McLennan Companies, Inc. 2.55% 10/15/18	575,000	574,719
MassMutual Global Funding II 1.55% 10/11/19 (c)	1,476,000	1,456,322
Metropolitan Life Global Funding I:
3 month U.S. LIBOR + 0.400% 2.7263% 6/12/20 (a)(b)(c)	10,000,000	10,049,825
U.S. SOFR SEC OVRN FIN RATE INDX + 0.570% 2.5% 9/7/20 (a)(b)(c)	5,000,000	5,006,900
1.75% 9/19/19 (c)	1,545,000	1,527,067
New York Life Global Funding:
3 month U.S. LIBOR + 0.320% 2.6605% 8/6/21 (a)(b)(c)	6,177,000	6,189,788
3 month U.S. LIBOR + 0.390% 2.7316% 10/24/19 (a)(b)(c)	5,000,000	5,020,505
1.55% 11/2/18 (c)	2,430,000	2,426,822
Principal Financial Group, Inc. 1.5% 4/18/19 (c)	550,000	546,142
Principal Life Global Funding II 2.2% 4/8/20 (c)	1,000,000	985,275
Protective Life Global Funding 3 month U.S. LIBOR + 0.370% 2.707% 7/13/20 (a)(b)(c)	7,000,000	7,006,903
Reinsurance Group of America, Inc.:
5% 6/1/21	125,000	130,039
6.45% 11/15/19	1,100,000	1,142,915
Trinity Acquisition PLC 3.5% 9/15/21	650,000	644,971
Xlit Ltd. 2.3% 12/15/18	925,000	923,643
		47,783,237
Thrifts & Mortgage Finance - 0.0%
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. 3.72% 7/15/23 (c)	370,000	371,188

TOTAL FINANCIALS		1,025,302,094

HEALTH CARE - 1.1%
Biotechnology - 0.0%
AbbVie, Inc. 2.3% 5/14/21	850,000	828,553
Biogen, Inc. 2.9% 9/15/20	510,000	508,241
Celgene Corp.:
2.875% 8/15/20	630,000	626,898
2.875% 2/19/21	675,000	668,259
		2,631,951
Health Care Equipment & Supplies - 0.2%
Abbott Laboratories:
2.35% 11/22/19	431,000	428,097
2.9% 11/30/21	1,075,000	1,063,304
Becton, Dickinson & Co.:
3 month U.S. LIBOR + 0.875% 3.2094% 12/29/20 (a)(b)	8,364,000	8,380,185
2.404% 6/5/20	1,195,000	1,175,336
2.675% 12/15/19	1,785,000	1,775,879
Zimmer Biomet Holdings, Inc. 3 month U.S. LIBOR + 0.750% 3.0759% 3/19/21 (a)(b)	3,220,000	3,225,056
		16,047,857
Health Care Providers & Services - 0.4%
Anthem, Inc. 2.5% 11/21/20	665,000	655,031
CVS Health Corp.:
3 month U.S. LIBOR + 0.630% 2.9571% 3/9/20 (a)(b)	620,000	623,691
3 month U.S. LIBOR + 0.720% 3.0471% 3/9/21 (a)(b)	6,025,000	6,076,871
3.125% 3/9/20	815,000	815,363
3.35% 3/9/21	1,335,000	1,335,339
Elanco Animal Health, Inc.:
3.912% 8/27/21 (c)	460,000	461,332
4.272% 8/28/23 (c)	430,000	431,801
Express Scripts Holding Co.:
3 month U.S. LIBOR + 0.750% 3.0648% 11/30/20 (a)(b)	14,225,000	14,232,113
2.25% 6/15/19	160,000	159,367
HCA Holdings, Inc.:
3.75% 3/15/19	2,875,000	2,885,063
6.5% 2/15/20	640,000	664,320
Humana, Inc. 2.625% 10/1/19	890,000	886,501
Medco Health Solutions, Inc. 4.125% 9/15/20	710,000	719,565
Universal Health Services, Inc. 3.75% 8/1/19 (c)	750,000	750,000
		30,696,357
Pharmaceuticals - 0.5%
Bayer U.S. Finance II LLC:
3 month U.S. LIBOR + 0.630% 2.9651% 6/25/21 (a)(b)(c)	11,230,000	11,278,522
3.5% 6/25/21 (c)	655,000	654,330
Johnson & Johnson 1.95% 11/10/20	460,000	452,622
Roche Holdings, Inc. 2.25% 9/30/19 (c)	10,000,000	9,955,279
Shire Acquisitions Investments Ireland DAC 1.9% 9/23/19	4,450,000	4,398,184
Teva Pharmaceutical Finance Netherlands III BV:
1.7% 7/19/19	2,280,000	2,241,391
2.2% 7/21/21	85,000	79,478
Zoetis, Inc. 3 month U.S. LIBOR + 0.440% 2.7623% 8/20/21 (a)(b)	10,000,000	10,015,170
		39,074,976

TOTAL HEALTH CARE		88,451,141

INDUSTRIALS - 1.1%
Aerospace & Defense - 0.2%
General Dynamics Corp.:
3 month U.S. LIBOR + 0.290% 2.628% 5/11/20 (a)(b)	325,000	326,282
3 month U.S. LIBOR + 0.380% 2.718% 5/11/21 (a)(b)	550,000	553,710
Harris Corp. 2.7% 4/27/20	1,090,000	1,080,638
Northrop Grumman Corp. 2.08% 10/15/20	1,600,000	1,567,094
Rockwell Collins, Inc. 1.95% 7/15/19	455,000	451,403
United Technologies Corp. 3 month U.S. LIBOR + 0.650% 2.9652% 8/16/21 (a)(b)	10,750,000	10,772,758
		14,751,885
Airlines - 0.0%
Delta Air Lines, Inc.:
2.6% 12/4/20	290,000	284,171
2.875% 3/13/20	1,880,000	1,865,826
3.8% 4/19/23	410,000	405,672
Southwest Airlines Co. 2.75% 11/6/19	640,000	638,255
		3,193,924
Building Products - 0.0%
Voto-Votorantim Overseas Trading Operations V Ltd. 6.625% 9/25/19 (c)	355,000	362,100
Electrical Equipment - 0.0%
Fortive Corp. 1.8% 6/15/19	145,000	143,619
Industrial Conglomerates - 0.2%
Honeywell International, Inc.:
3 month U.S. LIBOR + 0.280% 2.6189% 10/30/19 (a)(b)	15,000,000	15,047,676
1.8% 10/30/19	1,065,000	1,056,041
Roper Technologies, Inc.:
2.05% 10/1/18	1,775,000	1,774,230
3% 12/15/20	195,000	194,008
		18,071,955
Machinery - 0.5%
Caterpillar Financial Services Corp.:
3 month U.S. LIBOR + 0.180% 2.4938% 12/6/18 (a)(b)	10,000,000	10,005,347
3 month U.S. LIBOR + 0.230% 2.5706% 3/15/21 (a)(b)	5,000,000	5,004,767
John Deere Capital Corp.:
3 month U.S. LIBOR + 0.160% 2.4986% 1/8/21 (a)(b)	8,720,000	8,716,093
3 month U.S. LIBOR + 0.240% 2.5663% 3/12/21 (a)(b)	5,000,000	5,007,457
3 month U.S. LIBOR + 0.570% 2.9086% 1/8/19 (a)(b)	5,000,000	5,008,723
Stanley Black & Decker, Inc.:
1.622% 11/17/18	80,000	79,860
2.451% 11/17/18	2,660,000	2,659,183
		36,481,430
Professional Services - 0.0%
Equifax, Inc.:
3 month U.S. LIBOR + 0.870% 3.1838% 8/15/21 (a)(b)	610,000	614,061
2.3% 6/1/21	305,000	294,460
3.6% 8/15/21	570,000	569,090
		1,477,611
Road & Rail - 0.1%
Eastern Creation II Investment Holdings Ltd. 2.75% 9/26/20	925,000	904,808
J.B. Hunt Transport Services, Inc. 2.4% 3/15/19	235,000	234,385
Kansas City Southern 2.35% 5/15/20	1,930,000	1,896,642
Penske Truck Leasing Co. LP:
2.5% 6/15/19 (c)	925,000	920,500
3.2% 7/15/20 (c)	1,710,000	1,705,142
Union Pacific Corp. 3.2% 6/8/21	1,205,000	1,207,792
		6,869,269
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.125% 1/15/20	1,285,000	1,267,504
2.5% 3/1/21	275,000	268,787
GATX Corp.:
2.5% 7/30/19	660,000	658,102
2.6% 3/30/20	1,440,000	1,425,300
International Lease Finance Corp. 6.25% 5/15/19	790,000	807,488
		4,427,181

TOTAL INDUSTRIALS		85,778,974

INFORMATION TECHNOLOGY - 0.5%
Electronic Equipment & Components - 0.1%
Avnet, Inc. 3.75% 12/1/21	530,000	529,334
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 3.48% 6/1/19 (c)	2,473,000	2,481,171
Keysight Technologies, Inc. 3.3% 10/30/19	3,710,000	3,697,966
		6,708,471
Internet Software & Services - 0.1%
Alibaba Group Holding Ltd. 2.5% 11/28/19	1,965,000	1,955,103
Baidu.com, Inc. 2.75% 6/9/19	2,665,000	2,655,219
eBay, Inc. 2.15% 6/5/20	805,000	793,265
Tencent Holdings Ltd.:
2.875% 2/11/20 (c)	1,555,000	1,549,257
3.375% 5/2/19 (c)	1,080,000	1,082,566
		8,035,410
IT Services - 0.1%
DXC Technology Co.:
3 month U.S. LIBOR + 0.950% 3.2503% 3/1/21 (a)(b)	1,860,000	1,860,159
2.875% 3/27/20	975,000	966,472
Fidelity National Information Services, Inc.:
2.25% 8/15/21	1,080,000	1,045,242
3.625% 10/15/20	260,000	261,947
		4,133,820
Semiconductors & Semiconductor Equipment - 0.0%
Analog Devices, Inc. 2.85% 3/12/20	3,085,000	3,074,216
Microchip Technology, Inc. 3.922% 6/1/21 (c)	840,000	839,267
		3,913,483
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.:
3 month U.S. LIBOR + 0.140% 2.4805% 8/2/19 (a)(b)	10,000,000	10,013,985
1.8% 11/13/19	1,425,000	1,412,171
Hewlett Packard Enterprise Co.:
2.1% 10/4/19 (c)	595,000	589,333
2.85% 10/5/18	363,000	363,049
Seagate HDD Cayman 3.75% 11/15/18	865,000	866,648
Xerox Corp.:
2.75% 3/15/19	1,365,000	1,363,695
5.625% 12/15/19	1,125,000	1,155,693
		15,764,574

TOTAL INFORMATION TECHNOLOGY		38,555,758

MATERIALS - 0.2%
Chemicals - 0.1%
Air Liquide Finance 1.375% 9/27/19 (c)	1,470,000	1,447,680
CNAC HK Finbridge Co. Ltd. 4.125% 3/14/21 (Reg. S)	765,000	764,036
LyondellBasell Industries NV:
5% 4/15/19	200,000	201,538
6% 11/15/21	615,000	655,886
Sherwin-Williams Co. 2.25% 5/15/20	3,065,000	3,023,197
Solvay Finance America LLC 3.4% 12/3/20 (c)	1,875,000	1,878,540
Syngenta Finance NV 3.698% 4/24/20 (c)	940,000	940,611
		8,911,488
Construction Materials - 0.1%
Martin Marietta Materials, Inc.:
3 month U.S. LIBOR + 0.500% 2.8247% 12/20/19 (a)(b)	600,000	601,230
3 month U.S. LIBOR + 0.650% 2.9596% 5/22/20 (a)(b)	330,000	331,338
Vulcan Materials Co.:
3 month U.S. LIBOR + 0.600% 2.9406% 6/15/20 (a)(b)	790,000	791,431
3 month U.S. LIBOR + 0.650% 2.9503% 3/1/21 (a)(b)	1,620,000	1,624,215
		3,348,214
Containers & Packaging - 0.0%
Packaging Corp. of America 2.45% 12/15/20	555,000	545,504
Metals & Mining - 0.0%
Anglo American Capital PLC:
3.75% 4/10/22 (c)	400,000	396,832
4.125% 9/27/22 (c)	234,000	234,583
ArcelorMittal SA:
5.25% 8/5/20 (a)	1,070,000	1,102,249
5.5% 3/1/21 (a)	450,000	466,303
Southern Copper Corp. 5.375% 4/16/20	510,000	527,681
		2,727,648
Paper & Forest Products - 0.0%
Celulosa Arauco y Constitucion SA 7.25% 7/29/19	850,000	877,022

TOTAL MATERIALS		16,409,876

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
American Campus Communities Operating Partnership LP 3.35% 10/1/20	865,000	863,086
ARC Properties Operating Partnership LP 3% 2/6/19	2,630,000	2,629,501
Crown Castle International Corp.:
2.25% 9/1/21	1,195,000	1,151,211
3.4% 2/15/21	860,000	858,938
HCP, Inc. 2.625% 2/1/20	130,000	129,071
		5,631,807
Real Estate Management & Development - 0.0%
China Overseas Finance Cayman 4.25% 5/8/19	1,180,000	1,185,581
WEA Finance LLC/Westfield UK & Europe Finance PLC:
2.7% 9/17/19 (c)	1,820,000	1,814,243
3.25% 10/5/20 (c)	235,000	234,630
		3,234,454

TOTAL REAL ESTATE		8,866,261

TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.:
3 month U.S. LIBOR + 0.910% 3.2214% 11/27/18 (a)(b)	9,254,000	9,271,870
2.3% 3/11/19	690,000	688,676
BellSouth Corp. 4.333% 4/26/19 (a)(c)	10,000,000	10,085,900
British Telecommunications PLC 2.35% 2/14/19	5,000,000	4,990,937
Deutsche Telekom International Financial BV 3 month U.S. LIBOR + 0.580% 2.916% 1/17/20 (a)(b)(c)	10,000,000	10,039,657
SBA Tower Trust:
2.877% 7/10/46 (c)	370,000	362,726
3.156% 10/15/20 (c)	265,000	263,129
3.448% 3/15/48 (c)	880,000	873,501
Telefonica Emisiones S.A.U. 5.134% 4/27/20	565,000	582,145
Telefonos de Mexico SA de CV 5.5% 11/15/19	1,045,000	1,073,011
Verizon Communications, Inc. 3 month U.S. LIBOR + 0.550% 2.8596% 5/22/20 (a)(b)	25,000,000	25,170,302
		63,401,854
Wireless Telecommunication Services - 0.0%
America Movil S.A.B. de CV:
5% 10/16/19	180,000	183,630
5% 3/30/20	1,190,000	1,218,831
		1,402,461

TOTAL TELECOMMUNICATION SERVICES		64,804,315

UTILITIES - 1.0%
Electric Utilities - 0.3%
Duke Energy Corp. 3.55% 9/15/21	330,000	333,517
EDP Finance BV 4.9% 10/1/19 (c)	775,000	784,881
FirstEnergy Corp. 2.85% 7/15/22	885,000	860,541
Georgia Power Co. 1.95% 12/1/18	460,000	459,333
Mississippi Power Co. 3 month U.S. LIBOR + 0.650% 2.987% 3/27/20 (a)(b)	1,770,000	1,770,523
NextEra Energy Capital Holdings, Inc.:
3 month U.S. LIBOR + 0.550% 2.8614% 8/28/21 (a)(b)	1,285,000	1,284,630
1.649% 9/1/18	1,025,000	1,025,000
2.3% 4/1/19	375,000	374,146
PNM Resources, Inc. 3.25% 3/9/21	995,000	988,625
Southern Co.:
1.85% 7/1/19	11,295,000	11,214,387
2.35% 7/1/21	280,000	271,647
State Grid Overseas Investment Ltd. 2.25% 5/4/20 (c)	2,235,000	2,194,169
		21,561,399
Gas Utilities - 0.2%
ENN Energy Holdings Ltd.:
3.25% 10/23/19 (Reg. S)	900,000	892,748
6% 5/13/21 (c)	350,000	365,980
WGL Holdings, Inc.:
3 month U.S. LIBOR + 0.400% 2.7173% 11/29/19 (a)(b)	7,042,000	7,044,177
3 month U.S. LIBOR + 0.550% 2.8763% 3/12/20 (a)(b)	7,520,000	7,524,034
		15,826,939
Independent Power and Renewable Electricity Producers - 0.0%
Exelon Generation Co. LLC:
2.95% 1/15/20	1,340,000	1,335,116
5.2% 10/1/19	150,000	153,352
		1,488,468
Multi-Utilities - 0.5%
Consolidated Edison Co. of New York, Inc. 2.7389% 6/25/21 (a)	10,000,000	10,039,672
Dominion Resources, Inc.:
3 month U.S. LIBOR + 0.400% 2.7003% 12/1/20 (a)(b)(c)	10,000,000	10,006,621
1.5% 9/30/18 (c)	700,000	699,575
1.875% 1/15/19	415,000	413,913
2.579% 7/1/20 (a)	410,000	404,369
2.962% 7/1/19	330,000	330,341
San Diego Gas & Electric Co. 1.914% 2/1/22	240,002	234,707
Sempra Energy:
3 month U.S. LIBOR + 0.500% 2.8392% 1/15/21 (a)(b)	15,575,000	15,587,423
1.625% 10/7/19	1,755,000	1,727,279
		39,443,900

TOTAL UTILITIES		78,320,706

TOTAL NONCONVERTIBLE BONDS
(Cost $1,684,903,201)		1,691,111,061

U.S. Government and Government Agency Obligations - 1.4%
U.S. Government Agency Obligations - 0.2%
Fannie Mae:
1.25% 8/17/21	$3,000,000	$2,875,014
1.5% 7/30/20	4,255,000	4,165,075
Federal Home Loan Bank 2.625% 5/28/20	4,780,000	4,778,399

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		11,818,488

U.S. Treasury Inflation-Protected Obligations - 0.0%
U.S. Treasury Inflation-Indexed Notes 0.625% 4/15/23	3,226,046	3,207,490
U.S. Treasury Obligations - 1.2%
U.S. Treasury Notes:
0.75% 7/15/19	15,000,000	14,784,375
1.375% 9/15/20	5,765,000	5,621,776
1.625% 11/30/20 (d)	53,810,000	52,601,377
1.875% 12/15/20	4,520,000	4,441,253
2.5% 6/30/20	20,000,000	19,953,125

TOTAL U.S. TREASURY OBLIGATIONS		97,401,906

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $113,929,005)		112,427,884

U.S. Government Agency - Mortgage Securities - 0.4%
Fannie Mae - 0.2%
12 month U.S. LIBOR + 1.528% 4.262% 7/1/35 (a)(b)	11,025	11,536
12 month U.S. LIBOR + 1.557% 3.337% 12/1/35 (a)(b)	8,147	8,555
12 month U.S. LIBOR + 1.655% 4.191% 8/1/37 (a)(b)	8,010	8,392
12 month U.S. LIBOR + 1.690% 4.208% 5/1/38 (a)(b)	94,927	99,341
12 month U.S. LIBOR + 1.788% 4.033% 5/1/38 (a)(b)	28,110	29,480
12 month U.S. LIBOR + 1.829% 4.199% 5/1/38 (a)(b)	48,229	50,772
12 month U.S. LIBOR + 1.830% 4.181% 4/1/38 (a)(b)	23,620	24,697
12 month U.S. LIBOR + 1.853% 4.479% 8/1/38 (a)(b)	12,374	13,010
12 month U.S. LIBOR + 2.040% 3.79% 12/1/36 (a)(b)	12,702	13,457
6 month U.S. LIBOR + 1.363% 3.407% 10/1/33 (a)(b)	47,537	49,286
3% 2/1/30	36,893	36,757
3.5% 11/1/26 to 3/1/33	3,396,914	3,435,819
4% 6/1/33 to 3/1/47	3,014,770	3,077,481
4.5% 5/1/19 to 3/1/46	4,559,914	4,730,786
5% 11/1/18 to 6/1/39	2,025,739	2,150,615
5.5% 7/1/20 to 5/1/40	3,172,114	3,429,685
6% 1/1/22 to 1/1/41	925,457	1,005,596
6.5% 7/1/32 to 12/1/32	134,705	149,341

TOTAL FANNIE MAE		18,324,606

Fannie Mae Connecticut Avenue Securities - 0.0%
1 month U.S. LIBOR + 0.750% 2.8148% 2/25/30 (a)(b)	395,067	395,674
Freddie Mac - 0.0%
12 month U.S. LIBOR + 1.591% 3.341% 9/1/35 (a)(b)	7,073	7,428
12 month U.S. LIBOR + 1.625% 4.088% 6/1/38 (a)(b)	35,891	37,444
12 month U.S. LIBOR + 1.625% 4.375% 7/1/38 (a)(b)	25,044	26,109
12 month U.S. LIBOR + 1.726% 4.467% 7/1/35 (a)(b)	17,274	18,103
12 month U.S. LIBOR + 1.733% 3.608% 2/1/37 (a)(b)	9,332	9,814
12 month U.S. LIBOR + 1.733% 4.267% 10/1/36 (a)(b)	53,209	55,804
12 month U.S. LIBOR + 1.766% 4.134% 5/1/38 (a)(b)	24,968	26,131
12 month U.S. LIBOR + 1.775% 4.184% 5/1/37 (a)(b)	13,445	14,107
12 month U.S. LIBOR + 1.800% 3.617% 2/1/37 (a)(b)	9,016	9,473
12 month U.S. LIBOR + 1.965% 3.708% 11/1/36 (a)(b)	4,899	5,196
12 month U.S. LIBOR + 1.983% 3.762% 12/1/36 (a)(b)	7,471	7,929
12 month U.S. LIBOR + 2.077% 4.053% 2/1/38 (a)(b)	40,952	43,104
12 month U.S. LIBOR + 2.149% 3.984% 2/1/37 (a)(b)	22,337	23,423
U.S. TREASURY 1 YEAR INDEX + 2.347% 3.597% 11/1/34 (a)(b)	18,587	19,596
4.5% 10/1/19	8,432	8,490
5% 10/1/18 to 12/1/23	279,398	288,406
5.5% 11/1/21 to 10/1/38	57,541	59,720
6% 7/1/21 to 1/1/38	188,190	207,320

TOTAL FREDDIE MAC		867,597

Ginnie Mae - 0.2%
6% 7/15/36	306,310	339,403
4% 2/20/48	729,772	747,819
4.5% 9/20/40 to 1/20/48	882,275	920,205
5% 12/20/34 to 4/20/48	8,382,605	8,824,651

TOTAL GINNIE MAE		10,832,078

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $30,746,974)		30,419,955

Asset-Backed Securities - 8.1%
Allegro CLO Ltd. Series 2015-1A Class AR, 3 month U.S. LIBOR + 0.840% 3.1753% 7/25/27 (a)(b)(c)	$1,225,000	$1,228,758
Ally Auto Receivables Trust:
Series 2015-1 Class A4, 1.75% 5/15/20	293,702	293,087
Series 2015-2 Class C, 2.41% 1/15/21 (c)	1,110,000	1,108,400
Series 2016-1 Class D, 2.84% 9/15/22	390,000	388,951
Series 2017-1 Class A2, 1.38% 10/15/19	127,687	127,652
Series 2017-2:
Class A2, 1.49% 11/15/19	753,221	752,660
Class C, 2.46% 9/15/22	745,000	737,148
Class D, 2.93% 11/15/23	200,000	196,992
Series 2018-1 Class A2, 2.14% 9/15/20	4,266,000	4,258,952
Ally Master Owner Trust:
Series 2015-2 Class A1, 1 month U.S. LIBOR + 0.570% 2.6327% 1/15/21 (a)(b)	7,152,000	7,164,038
Series 2017-1 Class A, 1 month U.S. LIBOR + 0.400% 2.4627% 2/15/21 (a)(b)	10,000,000	10,012,007
Series 2018-1 Class A1:
1 month U.S. LIBOR + 0.280% 2.3427% 1/17/23 (a)(b)	8,383,000	8,378,436
2.7% 1/17/23	1,905,000	1,886,334
Series 2018-3 Class A, 1 month U.S. LIBOR + 0.005% 2.39% 7/15/22 (a)(b)	5,000,000	4,993,089
Series 2018-4 Class A, 3.3% 7/17/23	640,000	642,541
AmeriCredit Automobile Receivables Trust:
Series 2014-1 Class E, 3.58% 8/9/21 (c)	385,000	385,528
Series 2014-2 Class E, 3.37% 11/8/21 (c)	815,000	816,556
Series 2014-3:
Class C, 2.58% 9/8/20	583,131	583,019
Class D, 3.13% 10/8/20	955,000	957,168
Class E, 3.72% 3/8/22 (c)	340,000	340,001
Series 2014-4:
Class C, 2.47% 11/9/20	358,083	357,888
Class E, 3.66% 3/8/22	325,000	324,591
Series 2015, Class D, 3% 6/8/21	540,000	540,070
Series 2015-3 Class D, 3.34% 8/8/21	680,000	682,456
Americredit Automobile Receivables Trust Series 2015-4 Class A3, 1.7% 7/8/20	54,568	54,544
AmeriCredit Automobile Receivables Trust:
Series 2016-1:
Class A3, 1.81% 10/8/20	43,744	43,702
Class C, 2.89% 1/10/22	1,855,000	1,852,918
Series 2016-3 Class D, 2.71% 9/8/22	810,000	796,629
Series 2016-4 Class A3, 1.53% 7/8/21	1,080,703	1,074,550
Series 2017-1:
Class C, 2.71% 8/18/22	240,000	237,297
Class D, 3.13% 1/18/23	1,330,000	1,315,503
Series 2017-3:
Class B, 2.24% 6/19/23	395,000	388,028
Class C, 2.69% 6/19/23	420,000	413,672
ARI Fleet Lease Trust:
Series 2016-A Class A2, 1.82% 7/15/24 (c)	125,731	125,625
Series 2017-A Class A2, 1.91% 4/15/26 (c)	221,448	220,246
Series 2018-A Class A2, 2.55% 10/15/26 (c)	605,000	602,739
Ascentium Equipment Receivables LLC:
Series 2017-1A:
Class A2, 1.87% 7/10/19 (c)	122,804	122,631
Class A3, 2.29% 6/10/21 (c)	340,000	336,625
Series 2018-1A Class A2, 2.92% 12/10/20 (c)	435,000	434,901
Avis Budget Rental Car Funding (AESOP) LLC:
Series 2013-2A:
Class A, 2.97% 2/20/20 (c)	295,000	295,149
Class B, 3.66% 2/20/20 (c)	595,000	595,779
Series 2014-1A Class A, 2.46% 7/20/20 (c)	330,000	328,893
Series 2014-2A Class A, 2.5% 2/20/21 (c)	2,685,000	2,663,166
Series 2015-2A Class A, 2.63% 12/20/21 (c)	510,000	503,066
Series 2016-1A Class A, 2.99% 6/20/22 (c)	610,000	604,815
Series 2017-2A Class A, 2.97% 3/20/24 (c)	905,000	882,336
Babson CLO Ltd. Series 2013-IA Class AR, 3 month U.S. LIBOR + 0.800% 3.1475% 1/20/28 (a)(b)(c)	1,525,000	1,516,562
Bank of America Credit Card Master Trust Series 2016-A1 Class A, 1 month U.S. LIBOR + 0.390% 2.4527% 10/15/21 (a)(b)	4,970,000	4,981,881
Bank of The West Auto Trust Series 2017-1 Class A2, 1.78% 2/15/21 (c)	4,656,575	4,637,122
Bayview Opportunity Master Fund Series 2017-SPL4 Class A, 3.5% 1/28/55 (c)	481,431	479,438
Bayview Opportunity Master Fund Trust 3.5% 1/28/58 (a)(c)	1,599,926	1,592,256
Bayview Opportunity Master Funding Trust Series 2017-SPL5 Class A, 3.5% 6/28/57 (c)	1,369,936	1,366,475
BlueMountain CLO Ltd. Series 2015-2A Class A1R, 3 month U.S. LIBOR + 0.930% 3.26% 7/18/27 (a)(b)(c)	1,595,000	1,590,585
BMW Floorplan Master Owner Trust Series 2018-1 Class A2, 1 month U.S. LIBOR + 0.320% 2.3827% 5/15/23 (a)(b)(c)	6,174,000	6,173,993
BMW Vehicle Lease Trust:
Series 2016-2 Class A3, 1.43% 9/20/19	358,647	357,460
Series 2017-2 Class A2A, 1.8% 2/20/20	3,851,765	3,837,881
BMW Vehicles Lease Trust Series 2017-1 Class A3, 1.98% 5/20/20	570,000	567,437
California Republic Auto Receivables Trust Series 2015-1 Class B, 2.51% 2/16/21	295,000	293,705
Canadian Pacer Auto Receivables Trust:
Series 2017-A1 Class A2A, 1.772% 12/19/19 (c)	3,771,114	3,764,324
Series 2018-1A Class A2B, 1 month U.S. LIBOR + 3.880% 2.3074% 8/19/20 (a)(b)(c)	5,000,000	4,999,996
Capital Auto Receivables Asset Trust:
Series 2016-1 Class A3, 1.73% 4/20/20	105,627	105,503
Series 2016-2 Class A4, 1.63% 1/20/21	385,000	381,909
Series 2016-3 Class A3, 1.54% 8/20/20	225,447	224,760
Series 2017-1:
Class B, 2.43% 5/20/22 (c)	145,000	142,537
Class C, 2.7% 9/20/22 (c)	235,000	231,256
Capital One Multi-Asset Execution Trust:
Series 2014-A3 Class A3, 1 month U.S. LIBOR + 0.380% 2.4427% 1/18/22 (a)(b)	4,000,000	4,006,656
Series 2016-16 Class A2, 1 month U.S. LIBOR + 0.630% 2.6927% 2/15/24 (a)(b)	13,275,000	13,401,493
Series 2016-A1 Class A1, 1 month U.S. LIBOR + 0.450% 2.5127% 2/15/22 (a)(b)	10,000,000	10,023,790
Carlyle Global Market Strategies Series 2015-3A Class A1R, 3 month U.S. LIBOR + 1.000% 3.3389% 7/28/28 (a)(b)(c)	1,615,000	1,615,213
Carlyle Global Market Strategies Ltd. Series 2015-1A Class AR, 3 month U.S. LIBOR + 1.000% 3.3475% 4/20/27 (a)(b)(c)	915,000	914,701
CarMax Auto Owner Trust:
Series 2016-4 Class A3, 1.4% 8/15/21	1,129,177	1,116,351
Series 2017-1 Class A2, 1.54% 2/18/20	730,281	729,646
Series 2017-3 Class A2A, 1.64% 9/15/20	4,122,898	4,109,375
Series 2017-4:
Class A2A, 1.8% 4/15/21	3,986,650	3,968,923
Class C, 2.7% 10/16/23	205,000	198,794
Series 2018-3 Class A2A, 2.88% 10/15/21	5,000,000	5,001,637
CCG Receivables Trust:
Series 2015-1 Class B, 2.6% 1/17/23 (c)	300,000	299,923
Series 2016-1 Class A2, 1.69% 9/14/22 (c)	126,766	126,230
Chase Issuance Trust:
Series 2014-A5 Class A5, 1 month U.S. LIBOR + 0.370% 2.4327% 4/15/21 (a)(b)	10,000,000	10,020,677
Series 2016-A1 Class A, 1 month U.S. LIBOR + 0.410% 2.4727% 5/15/21 (a)(b)	10,000,000	10,025,541
Chesapeake Funding II LLC:
Series 2017-2A Class A2, 1 month U.S. LIBOR + 0.450% 2.5127% 5/15/29 (a)(b)(c)	7,945,916	7,960,962
Series 2017-4A Class A2, 1 month U.S. LIBOR + 0.340% 2.4027% 11/15/29 (a)(b)(c)	3,275,882	3,277,152
Chrysler Capital Auto Receivables Trust:
Series 2014-B Class D, 3.44% 8/16/21 (c)	605,000	606,048
Series 2016-BA Class A3, 1.64% 7/15/21 (c)	226,484	225,315
Citibank Credit Card Issuance Trust:
Series 2014-A6 Class A6, 2.15% 7/15/21	2,105,000	2,095,281
Series 2017-A1 Class A1, 1 month U.S. LIBOR + 0.250% 2.31% 1/19/21 (a)(b)	10,000,000	10,007,559
Series 2017-A4 Class A4, 1 month U.S. LIBOR + 0.220% 2.2993% 4/7/22 (a)(b)	10,000,000	10,017,661
Series 2017-A9 Class A9, 1.8% 9/20/21	4,284,000	4,242,394
CNH Equipment Trust:
Series 2015-C:
Class A3, 1.66% 11/16/20	282,333	281,240
Class B, 2.4% 2/15/23	1,265,000	1,258,310
Series 2016-C Class A3, 1.44% 12/15/21	670,000	662,142
Dell Equipment Finance Trust:
Series 2017-2 Class A2A, 1.97% 2/24/20 (c)	4,805,541	4,790,436
Series 2018-1 Class A2B, 1 month U.S. LIBOR + 5.500% 2.367% 10/22/20 (a)(b)(c)	8,300,000	8,306,352
Diamond Resorts Owner Trust:
Series 2014-1 Class A, 2.54% 5/20/27 (c)	149,599	149,432
Series 2015-1 Class A, 2.73% 7/20/27 (c)	106,748	106,669
Series 2015-2 Class A, 2.99% 5/22/28 (c)	123,250	122,822
Discover Card Master Trust:
Series 2012-A6 Class A6, 1.67% 1/18/22	2,805,000	2,780,409
Series 2014-A1 Class A1, 1 month U.S. LIBOR + 0.430% 2.4927% 7/15/21 (a)(b)	3,905,000	3,910,862
Series 2016-A2 Class A2, 1 month U.S. LIBOR + 0.540% 2.6027% 9/15/21 (a)(b)	10,000,000	10,026,861
DLL Securitization Trust Series 2017-A Class A2, 1.89% 7/15/20 (c)	12,470,576	12,426,460
Elara HGV Timeshare Issuer Series 2017-A Class A, 2.69% 3/25/30 (c)	344,072	336,715
Elara HGV Timeshare Issuer Trust Series 2014-A Class A, 2.53% 2/25/27 (c)	110,995	108,743
Enterprise Fleet Financing LLC:
Series 2016-1 Class A2, 1.83% 9/20/21 (c)	404,704	404,189
Series 2016-2 Class A2, 1.74% 2/22/22 (c)	2,177,848	2,168,850
Series 2017-1 Class A2, 2.13% 7/20/22 (c)	266,411	265,020
Series 2017-2 Class A2, 1.97% 1/20/23 (c)	357,960	355,435
Series 2017-3 Class A2, 2.13% 5/22/23 (c)	1,415,000	1,402,355
Series 2018-1 Class A2, 2.87% 10/20/23 (c)	570,000	568,743
Series 2018-2 Class A2, 3.14% 2/20/24 (c)	870,000	870,427
Fifth Third Auto Trust Series 2017-1 Class A2A, 1.59% 4/15/20	3,950,305	3,941,625
Ford Credit Auto Lease Trust:
Series 2017-A Class A4, 2.02% 6/15/20	1,200,000	1,193,021
Series 2017-B Class A4, 2.17% 2/15/21	545,000	539,023
Series 2018-A Class A2B, 1 month U.S. LIBOR + 0.350% 2.2827% 12/15/20 (a)(b)	5,000,000	5,002,410
Ford Credit Floorplan Master Owner Trust:
Series 2014-2 Class A, 1 month U.S. LIBOR + 0.500% 2.5627% 2/15/21 (a)(b)	6,200,000	6,210,818
Series 2015-2 Class A2, 1 month U.S. LIBOR + 0.570% 2.6327% 1/15/22 (a)(b)	7,054,000	7,092,032
Series 2016-3 Class B, 1.75% 7/15/21	425,000	420,809
Series 2016-5 Class B, 2.16% 11/15/21	920,000	910,024
Series 2017-1 Class A2, 1 month U.S. LIBOR + 0.420% 2.4827% 5/15/22 (a)(b)	10,000,000	10,026,751
Series 2017-2 Class A2, 1 month U.S. LIBOR + 0.350% 2.4127% 9/15/22 (a)(b)	10,000,000	10,022,072
Galaxy XXIX CLO Ltd. / Galaxy XXIX CLO LLC Series 2018-29A Class A, 3 month U.S. LIBOR + 0.790% 3.12% 11/15/26 (a)(b)(c)	2,465,000	2,455,899
GM Financial Automobile Leasing Trust:
Series 2016-2:
Class A3, 1.62% 9/20/19	395,549	394,915
Class C, 2.58% 3/20/20	2,230,000	2,224,465
Series 2017-1:
Class A2B, 1 month U.S. LIBOR + 0.220% 2.2974% 9/20/19 (a)(b)	1,484,632	1,484,817
Class A4, 2.26% 8/20/20	165,000	163,907
Series 2017-3:
Class A4, 2.12% 9/20/21	245,000	242,040
Class C, 2.73% 9/20/21	300,000	296,883
Series 2018-1 Class A2A, 2.39% 4/20/20	9,909,518	9,885,412
Series 2018-2:
Class A2A, 2.83% 7/20/20	5,000,000	5,002,268
Class C, 3.5% 4/20/22	470,000	470,116
3.11% 12/20/21	435,000	431,856
GM Financial Securitized Auto Receivables Trust Series 2017-3A Class C, 2.52% 3/16/23 (c)	245,000	239,305
GM Financial Securitized Term Auto Receivables Trust Series 2018-2 Class A2B, 1 month U.S. LIBOR + 0.120% 2.1935% 5/17/21 (a)(b)	7,800,000	7,801,160
GM Financial Securitized Term Automobile Recievables Trust Series 2018-1 Class A2A, 2.08% 1/19/21	13,803,995	13,758,301
GMF Floorplan Owner Revolving Trust:
Series 2016-1:
Class A2, 1 month U.S. LIBOR + 0.850% 2.9127% 5/17/21 (a)(b)(c)	10,000,000	10,044,619
Class B, 2.41% 5/17/21 (c)	275,000	273,919
Class C, 2.85% 5/17/21 (c)	105,000	104,465
Series 2017-1:
Class A2, 1 month U.S. LIBOR + 0.570% 2.6327% 1/18/22 (a)(b)(c)	10,000,000	10,038,306
Class C, 2.97% 1/18/22 (c)	575,000	572,587
Series 2017-2 Class A2, 1 month U.S. LIBOR + 0.430% 2.4927% 7/15/22 (a)(b)(c)	10,000,000	10,024,943
Series 2017-3:
Class B, 2.26% 8/16/21 (c)	1,220,000	1,211,024
Class C, 2.46% 8/16/21 (c)	1,530,000	1,516,966
GreatAmerica Leasing Receivables Funding LLC:
Series 2016-1 Class A3, 1.73% 6/20/19 (c)	182,579	182,294
Series 2017-1:
Class A2, 1.72% 4/22/19 (c)	16,645	16,632
Class A3, 2.06% 6/22/20 (c)	100,000	99,505
2.6% 6/15/21 (c)	390,000	387,051
Hardee's Funding LLC / Carl's Jr. Funding LLC Series 2018-1A Class AI, 4.25% 6/20/48 (c)	943,141	947,885
Hilton Grand Vacations Trust:
Series 2014-AA Class A, 1.77% 11/25/26 (c)	174,023	171,079
Series 2017-AA:
Class A, 2.66% 12/26/28 (c)	168,563	165,586
Class B, 2.96% 12/26/28 (a)(c)	115,681	113,129
Hyundai Auto Lease Securitization Trust:
Series 2016-B Class A4, 1.68% 4/15/20 (c)	235,000	234,459
Series 2016-C Class A4, 1.65% 7/15/20 (c)	645,000	642,192
Series 2017-A Class A2A, 1.56% 7/15/19 (c)	891,251	890,855
Series 2018-A Class A2A, 2.55% 8/17/20 (c)	5,000,000	4,994,355
Hyundai Auto Receivables Trust:
Series 2016-B Class A2, 1.12% 10/15/19	278,651	278,461
Series 2017-A:
Class A2A, 1.48% 2/18/20	1,520,849	1,517,686
Class B, 2.38% 4/17/23	340,000	333,737
Series 2017-B Class A2A, 1.57% 8/17/20	2,867,466	2,857,439
Series 2018-A Class A2B, 1 month U.S. LIBOR + 0.120% 2.1827% 4/15/21 (a)(b)	7,800,000	7,801,544
Hyundai Floorplan Master Owner Trust Series 2016-1A Class A1, 1 month U.S. LIBOR + 0.900% 2.9716% 3/15/21 (a)(b)(c)	3,000,000	3,010,889
John Deere Owner Trust:
Series 2016-A Class A3, 1.36% 4/15/20	307,568	306,497
Series 2017-A Class A2, 1.5% 10/15/19	1,980,214	1,978,259
Series 2018-A Class A2, 2.42% 10/15/20	10,000,000	9,986,955
Series 2018-B Class A2, 2.83% 4/15/21	5,000,000	5,002,080
KKR CLO 12 Ltd. Series 2012 Class A1R, 3 month U.S. LIBOR + 1.050% 3.3892% 7/15/27 (a)(b)(c)	1,525,000	1,524,376
KKR Finanical CLO Ltd. Series 13 Class A1R, 3 month U.S. LIBOR + 0.800% 3.1392% 1/16/28 (a)(b)(c)	1,620,000	1,619,164
Madison Park Funding Ltd.:
Series 2014-14A Class A2R, 3 month U.S. LIBOR + 1.120% 3.4675% 7/20/26 (a)(b)(c)	1,055,000	1,055,761
Series 2015-18A Class A1R, 3 month U.S. LIBOR + 1.190% 3.5371% 10/21/30 (a)(b)(c)	1,165,000	1,166,467
Magnetite CLO Ltd. Series 2015-16A Class AR, 3 month U.S. LIBOR + 0.800% 3.1326% 1/18/28 (a)(b)(c)	2,045,000	2,044,967
Mercedes-Benz Auto Lease Trust:
Series 2017-A Class A2B, 1 month U.S. LIBOR + 0.200% 2.2627% 8/15/19 (a)(b)	3,580,236	3,580,234
Series 2018-A Class A2, 2.2% 4/15/20	6,800,000	6,790,049
Mercedes-Benz Master Owner Trust:
Series 2016-BA Class A, 1 month U.S. LIBOR + 0.700% 2.7627% 5/17/21 (a)(b)(c)	10,000,000	10,038,234
Series 2017-BA Class A, 1 month U.S. LIBOR + 0.420% 2.4827% 5/16/22 (a)(b)(c)	10,000,000	10,030,670
MMAF Equipment Finance LLC Series 2017-AA:
Class A2, 1.73% 5/18/20 (c)	193,471	192,958
Class A3, 2.04% 2/16/22 (c)	345,000	340,694
MVW Owner Trust:
Series 2013-1A Class A, 2.15% 4/22/30 (c)	53,032	52,069
Series 2014-1A Class A, 2.25% 9/22/31 (c)	178,406	174,590
Series 2015-1A Class A, 2.52% 12/20/32 (c)	426,803	418,838
Series 2017-1A:
Class A, 2.42% 12/20/34 (c)	211,706	205,776
Class B, 2.75% 12/20/34 (c)	81,425	78,970
Class C, 2.99% 12/20/34 (c)	195,421	189,244
Navient Private Education Refi Loan Trust Series 2018-A Class A1, 2.53% 2/18/42 (c)	985,937	978,795
Navient Student Loan Trust:
Series 2016-6A Class A1, 1 month U.S. LIBOR + 0.480% 2.5436% 3/25/66 (a)(b)(c)	684,165	684,977
Series 2017-1A Class A1, 1 month U.S. LIBOR + 0.400% 2.4648% 7/26/66 (a)(b)(c)	902,202	902,336
Series 2017-3A:
Class A1, 1 month U.S. LIBOR + 0.300% 2.3648% 7/26/66 (a)(b)(c)	3,004,718	3,006,748
Class A2, 1 month U.S. LIBOR + 0.600% 2.6648% 7/26/66 (a)(b)(c)	6,820,000	6,858,235
Series 2017-4A Class A1, 1 month U.S. LIBOR + 0.240% 2.3048% 9/27/66 (a)(b)(c)	2,926,387	2,926,589
Nelnet Student Loan Trust Series 2005-4 Class A4, 3 month U.S. LIBOR + 0.180% 2.5119% 3/22/32 (a)(b)	948,335	937,169
Neuberger Berman CLO Ltd. Series 2017-16SA Class A, 3 month U.S. LIBOR + 0.850% 3.1892% 1/15/28 (a)(b)(c)	915,000	909,775
Neuberger Berman CLO XIX Ltd. Series 2015-19A Class A1R2, 3 month U.S. LIBOR + 0.800% 3.1392% 7/15/27 (a)(b)(c)	1,590,000	1,587,181
Nissan Auto Lease Trust:
Series 2016-B Class A4, 1.61% 1/18/22	1,105,000	1,100,887
Series 2017-B Class A4, 2.17% 12/15/21	250,000	247,137
Nissan Auto Receivables Owner Trust:
Series 2016-A Class A3, 1.34% 10/15/20	181,453	180,492
Series 2017-B Class A2A, 1.56% 5/15/20	4,400,014	4,386,168
Nissan Master Owner Trust Receivables:
Series 2016-A:
Class A1, 1 month U.S. LIBOR + 0.640% 2.7027% 6/15/21 (a)(b)	5,000,000	5,016,373
Class A2, 1.54% 6/15/21	750,000	742,872
Series 2017-B Class A, 1 month U.S. LIBOR + 0.430% 2.4927% 4/18/22 (a)(b)	10,700,000	10,741,579
Series 2017-C Class A, 1 month U.S. LIBOR + 0.320% 2.3827% 10/17/22 (a)(b)	5,000,000	5,006,996
OCP CLO Ltd.:
Series 2014-7A Class A1RR, 3 month U.S. LIBOR + 1.120% 0% 7/20/29 (a)(b)(c)(e)	2,530,000	2,530,000
Series 2015-10A Class A1R, 3 month U.S. LIBOR + 0.820% 3.1549% 10/26/27 (a)(b)(c)	1,385,000	1,384,227
OZLM Ltd. Series 2014-8A Class A1AR, 3 month U.S. LIBOR + 1.130% 3.466% 10/17/26 (a)(b)(c)	1,195,000	1,194,380
Permanent Master Issuer PLC Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 2.7468% 7/15/58 (a)(b)(c)	6,992,000	6,970,723
Planet Fitness Master Issuer LLC Series 2018-1A Class A2I, 4.262% 9/5/48 (c)	1,195,000	1,199,625
Santander Drive Auto Receivables Series 2018-1 Class C, 2.96% 3/15/24	250,000	247,653
Santander Drive Auto Receivables Trust:
Series 2014-3 Class D, 2.65% 8/17/20	140,732	140,738
Series 2015-3 Class D, 3.49% 5/17/21	1,045,000	1,050,789
Series 2015-4 Class D, 3.53% 8/16/21	530,000	532,136
Series 2015-5:
Class C, 2.74% 12/15/21	1,042,928	1,042,849
Class D, 3.65% 12/15/21	745,000	748,797
Series 2016-1:
Class B, 2.47% 12/15/20	98,176	98,153
Class D, 4.02% 4/15/22	410,000	414,997
Series 2017-1:
Class B, 2.1% 6/15/21	115,000	114,577
Class C, 2.58% 5/16/22	140,000	139,172
Series 2018-4 Class B, 3.27% 1/17/23	665,000	664,628
Santander Retail Auto Lease Trust:
Series 2017-A:
Class A2A, 2.02% 3/20/20 (c)	4,502,222	4,486,208
Class A3, 2.22% 1/20/21 (c)	390,000	386,455
Class C, 2.96% 11/21/22 (c)	325,000	320,641
Series 2018-A Class A2B, 1 month U.S. LIBOR + 0.270% 2.3474% 10/20/20 (a)(b)(c)	10,900,000	10,902,051
Securitized Term Auto Receivables Trust Series 2017-2A Class A2A, 1.775% 1/27/20 (c)	5,882,615	5,866,363
Sierra Receivables Funding Co., LLC Series 2016-2A Class A, 2.33% 7/20/33 (c)	155,768	152,863
Sierra Timeshare Receivables Funding Co. LLC:
Series 2014-2A Class A, 2.05% 6/20/31 (c)	74,038	73,793
Series 2014-3A Class A, 2.3% 10/20/31 (c)	107,025	106,382
Series 2015-1A Class A, 2.4% 3/22/32 (c)	871,553	864,885
Series 2015-2A Class 2, 2.43% 6/20/32 (c)	202,283	200,376
Series 2015-3A Class A, 2.58% 9/20/32 (c)	207,014	205,897
Series 2017-1A Class A, 2.91% 3/20/34 (c)	148,277	146,978
SLM Student Loan Trust:
Series 2003-10A Class A3, 3 month U.S. LIBOR + 0.470% 2.8106% 12/15/27 (a)(b)(c)	5,682,818	5,703,364
Series 2007-7 Class A4, 3 month U.S. LIBOR + 0.330% 2.6653% 1/25/22 (a)(b)	776,938	762,709
Series 2008-1 Class A4, 3 month U.S. LIBOR + 0.650% 2.9853% 1/25/22 (a)(b)	1,758,711	1,750,748
Series 2008-4 Class A4, 3 month U.S. LIBOR + 1.650% 3.9853% 7/25/22 (a)(b)	513,253	524,031
Series 2008-5 Class A4, 3 month U.S. LIBOR + 1.700% 4.0353% 7/25/23 (a)(b)	419,295	430,738
Series 2008-9 Class A, 3 month U.S. LIBOR + 1.500% 3.8353% 4/25/23 (a)(b)	298,361	303,964
Series 2010-1 Class A, 1 month U.S. LIBOR + 0.400% 2.4648% 3/25/25 (a)(b)	1,098,850	1,080,885
Smart ABS Trust Series 2016-2U.S. Class A2A, 1.45% 8/14/19	107,778	107,727
SMB Private Education Loan Trust:
Series 2015-A Class A2B, 1 month U.S. LIBOR + 1.000% 3.0627% 6/15/27 (a)(b)(c)	467,839	471,495
Series 2016-C Class A2B, 1 month U.S. LIBOR + 1.100% 3.1627% 9/15/34 (a)(b)(c)	1,590,000	1,610,492
Synchrony Credit Card Master Note Trust:
Series 2015-1 Class B, 2.64% 3/15/23	550,000	544,837
Series 2015-4 Class B, 2.62% 9/15/23	435,000	428,330
Series 2016-1 Class A, 2.04% 3/15/22	1,785,000	1,779,463
Series 2018-1 Class C, 3.36% 3/15/24	955,000	950,891
Taco Bell Funding LLC Series 2016-1A Class A2I, 3.832% 5/25/46 (c)	945,600	947,028
Tesla Auto Lease Trust Series 2018-A Class A, 2.32% 12/20/19 (c)	2,749,535	2,741,276
Towd Point Mortgage Trust:
Series 2017-1 Class A1, 2.75% 10/25/56 (a)(c)	871,177	855,220
Series 2017-4 Class A1, 2.75% 6/25/57 (c)	398,129	389,081
Series 2017-6 Class A1, 2.75% 10/25/57 (c)	2,128,355	2,081,627
Series 2018-1 Class A1, 3% 1/25/58 (c)	447,056	439,954
Series 2018-2 Class A1, 3.25% 3/25/58 (c)	2,128,278	2,108,477
Toyota Auto Receivables Owner Trust Series 2018-C Class A2B, 1 month U.S. LIBOR + 1.200% 2.2219% 8/16/21 (a)(b)	7,000,000	7,000,011
USAA Auto Owner Trust Series 2017-1 Class A2, 1.54% 2/18/20	2,494,817	2,490,396
Verizon Owner Trust:
Series 2016-1A Class A, 1.42% 1/20/21 (c)	6,959,845	6,924,356
Series 2016-2A:
Class A, 1.68% 5/20/21 (c)	1,115,000	1,106,365
Class C, 2.36% 5/20/21 (c)	600,000	590,692
Series 2017-1A Class C, 2.65% 9/20/21 (c)	315,000	311,133
Series 2017-3A:
Class A1A, 2.06% 4/20/22 (c)	4,320,000	4,256,142
Class C, 2.53% 4/20/22 (c)	700,000	687,138
Series 2018-1A:
Class A1B, 1 month U.S. LIBOR + 0.260% 2.3374% 9/20/22 (a)(b)(c)	6,210,000	6,206,272
Class C, 3.2% 9/20/22 (c)	970,000	965,797
Volkswagen Auto Loan Enhanced Trust Series 2018-1 Class A2B, 1 month U.S. LIBOR + 0.000% 2.2574% 7/20/21 (a)(b)	6,253,000	6,253,164
Volvo Financial Equipment LLC:
Series 2016-1A Class A3, 1.67% 2/18/20 (c)	178,105	177,638
Series 2017-1A Class A2, 1.55% 10/15/19 (c)	3,362,808	3,357,435
Volvo Financial Equipment Master Owner Trust:
Series 2017-A Class A, 1 month U.S. LIBOR + 0.500% 2.5627% 11/15/22 (a)(b)(c)	7,547,000	7,555,271
Series 2018-A Class A, 1 month U.S. LIBOR + 0.500% 2.5827% 7/17/23 (a)(b)(c)	5,080,000	5,094,288
Wheels SPV LLC 1.88% 4/20/26 (c)	443,765	440,108
World Omni Auto Receivables Trust:
Series 2015-B Class A3, 1.49% 12/15/20	276,379	275,571
Series 2018-A Class A2, 2.19% 5/17/21	10,000,000	9,969,985
World Omni Automobile Lease Securitization Trust:
Series 2016-A Class A3, 1.45% 8/15/19	809,610	807,603
Series 2018-A Class B, 3.06% 5/15/23	280,000	278,777
TOTAL ASSET-BACKED SECURITIES
(Cost $638,958,756)		638,167,522

Collateralized Mortgage Obligations - 0.6%
Private Sponsor - 0.3%
Banc of America Mortgage Securities, Inc. Series 2004-H Class 2A2, 4.1158% 9/25/34 (a)	1,880	1,882
COLT Funding LLC sequential payer Series 2018-1:
Class A1, 2.93% 2/25/48 (c)	317,813	315,330
Class A3, 3.084% 2/25/48 (c)	113,000	112,323
Colt Funding LLC sequential payer Series 2018-2:
Class A1, 3.47% 7/27/48 (c)	1,793,411	1,793,208
Class A2, 3.542% 7/27/48 (c)	858,663	858,557
COLT Mortgage Loan Trust:
sequential payer Series 2017-2:
Class A1A, 2.415% 10/25/47 (c)	828,441	814,139
Class A2A, 2.568% 10/25/47 (c)	350,603	345,463
Class A3A, 2.773% 10/25/47 (c)	152,682	149,910
Series 2017-1:
Class A1, 2.614% 5/27/47 (c)	536,410	521,391
Class A3, 3.074% 5/27/47 (c)	49,748	48,721
COMM Mortgage Trust Series 2016-CR28 Class A1, 1.77% 2/10/49	140,314	138,687
Deephaven Residential Mortgage Trust:
Series 2017-1A Class A3, 3.485% 12/26/46 (a)(c)	174,910	174,655
Series 2017-3A:
Class A1, 2.577% 10/25/47 (a)(c)	790,216	784,920
Class A2, 2.711% 10/25/47 (a)(c)	65,851	65,389
Class A3, 2.813% 10/25/47 (a)(c)	62,716	62,201
Series 2018-1A Class A1, 2.976% 12/25/57 (a)(c)	702,937	697,902
Series 2018-2A Class A1, 3.479% 4/25/58 (c)	1,092,633	1,091,823
Freddie Mac STACR Trust floater Series 2018-DNA2 Class M1, 1 month U.S. LIBOR + 0.000% 2.8636% 12/25/30 (a)(b)(c)	2,090,000	2,092,214
GMRF Mortgage Acquisition Co., LLC Series 2018-1 Class A33, 3.5% 11/25/57 (c)	792,058	775,525
GS Mortgage-Backed Securites Trust Series 2014-EB1A Class 2A1, 2.4602% 7/25/44 (a)(c)	113,083	110,550
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 2.5612% 10/15/54 (a)(b)(c)	2,491,000	2,488,726
Homeward Opportunities Fund Trust sequential payer Series 2018-1:
Class A1, 3.766% 6/25/48 (c)	1,005,000	1,000,102
Class A2, 3.897% 6/25/48 (c)	805,000	803,911
Kubota Credit Owner Trust sequential payer Series 2016-1A Class A3, 1.5% 7/15/20 (c)	278,435	276,312
Metlife Securitization Trust Series 2017-1A Class A, 3% 4/25/55 (c)	554,447	542,119
Mill City Mortgage Loan Trust:
Series 2016-1 Class A1, 2.5% 4/25/57 (c)	177,729	173,863
Series 2017-2 Class A1, 2.75% 7/25/59 (c)	786,793	772,532
Sequoia Mortgage Trust:
sequential payer:
Series 2018-CH1 Class A11, 3.5% 2/25/48 (c)	1,352,608	1,336,578
Series 2018-CH2 Class A3, 4% 6/25/48 (c)	1,796,381	1,808,186
Series 2018-CH3 Class A19, 4.5% 8/25/48 (c)	506,246	515,763
Towd Point Mortgage Trust:
Series 2015-4 Class A1B, 2.75% 4/25/55 (c)	482,430	475,567
Series 2015-5 Class A1B, 2.75% 5/25/55 (c)	447,090	440,058
Series 2016-1:
Class A1B, 2.75% 2/25/55 (c)	258,775	254,765
Class A3B, 3% 2/25/55 (c)	339,636	333,786
Series 2016-2 Class A1A, 2.75% 8/25/55 (c)	303,215	298,113
Series 2016-3 Class A1, 2.25% 4/25/56 (c)	77,554	75,688
Series 2017-2 Class A1, 2.75% 4/25/57 (a)(c)	552,447	543,211
Series 2017-3 Class A1, 2.75% 7/25/57 (a)(c)	1,203,670	1,180,801
Verus Securitization Trust Series 2018-2:
Class A1, 3.677% 6/1/58 (c)	1,355,000	1,354,543
Class A2, 3.779% 6/1/58 (c)	365,000	364,871
Class A3, 3.83% 6/1/58 (c)	230,000	229,920
WaMu Mortgage pass-thru certificates Series 2005-AR12 Class 2A1, NULL 3.7371% 9/25/35 (a)	48	48

TOTAL PRIVATE SPONSOR		26,224,253

U.S. Government Agency - 0.3%
Fannie Mae:
floater Series 2016-85:
Class FG, 1 month U.S. LIBOR + 0.500% 2.5648% 11/25/46 (a)(b)	1,045,352	1,057,223
Class FA, 1 month U.S. LIBOR + 0.500% 2.5648% 11/25/46 (a)(b)	1,038,265	1,049,493
sequential payer Series 2012-114 Class DF, 1 month U.S. LIBOR + 0.400% 2.4648% 8/25/39 (a)(b)	16,087	16,128
Series 2016-83 Class FA, 1 month U.S. LIBOR + 0.500% 2.5648% 11/25/46 (a)(b)	716,835	724,756
Series 2017-90 Class KA, 3% 11/25/47	1,202,648	1,188,454
Series 2018-44 Class PC, 4% 6/25/44	2,013,915	2,058,546
Fannie Mae Connecticut Avenue Securities floater:
Series 2016-C01 Class 2M1, 1 month U.S. LIBOR + 2.100% 4.1648% 8/25/28 (a)(b)	5,032	5,036
Series 2016-C07 Class 2M1, 1 month U.S. LIBOR + 1.300% 3.3648% 5/25/29 (a)(b)	94,422	94,683
Series 2017-C01 Class 1M1, 1 month U.S. LIBOR + 1.300% 3.3648% 7/25/29 (a)(b)	607,042	611,249
Series 2017-C02, Class 2M1, 1 month U.S. LIBOR + 1.150% 3.2148% 9/25/29 (a)(b)	937,893	942,638
Series 2017-C03 Class 1M1, 1 month U.S. LIBOR + 0.950% 3.0148% 10/25/29 (a)(b)	1,039,375	1,044,422
Series 2017-C04 Class 2M1, 1 month U.S. LIBOR + 0.850% 2.9148% 11/25/29 (a)(b)	854,724	856,416
Series 2017-C05 Class 1M1, 1 month U.S. LIBOR + 0.550% 2.6148% 1/25/30 (a)(b)	1,092,864	1,093,193
Series 2017-C06 Class 1M1, 1 month U.S. LIBOR + 0.750% 2.8148% 2/25/30 (a)(b)	832,660	833,682
Series 2018-C02 Class 2M1, 1 month U.S. LIBOR + 0.650% 2.7148% 8/25/30 (a)(b)	464,890	464,791
Series 2018-C03 Class 1M1, 1 month U.S. LIBOR + 0.680% 2.7448% 10/25/30 (a)(b)	1,147,260	1,146,838
FHLMC Structured Agency Credit Risk Debt Notes:
floater:
Series 2017-DNA2 Class M1, 1 month U.S. LIBOR + 1.200% 3.2636% 10/25/29 (a)(b)	1,386,220	1,399,832
Series 2017-DNA3 Class M1, 1 month U.S. LIBOR + 0.750% 2.8136% 3/25/30 (a)(b)	836,948	838,286
Series 2017-HQA1 Class M1, 1 month U.S. LIBOR + 1.200% 3.2636% 8/25/29 (a)(b)	970,139	975,470
Series 2017-DNA1 Class M1, 1 month U.S. LIBOR + 1.200% 3.2648% 7/25/29 (a)(b)	587,518	591,793
Series 2017-HQA2 Class M1, 1 month U.S. LIBOR + 0.800% 2.8636% 12/25/29 (a)(b)	313,602	314,138
Series 2017-HQA3 Class M1, 1 month U.S. LIBOR + 0.550% 2.6148% 4/25/30 (a)(b)	219,164	219,018
Freddie Mac:
floater Series 2013-317 Class F3, 1 month U.S. LIBOR + 0.520% 2.5827% 11/15/43 (a)(b)	985,272	993,728
planned amortization class Series 3713 Class PA, 2% 2/15/40	870,163	848,137
Series 4448 Class JA, 4% 11/15/36	161,117	163,671
Freddie Mac Whole Loan Securities Trust:
Series 2016-SC02 Class M1, 3.6051% 10/25/46 (a)	1,765,737	1,726,023
Series 2017-SC02 Class M1, 3.8678% 5/25/47 (a)(c)	247,794	244,244
Series 2017-SPI1 Class M1, 3.9848% 9/25/47 (a)(c)	107,677	108,088
Series 2018-SPI2 Class M1, 3.8202% 5/25/48 (c)	445,485	445,689

TOTAL U.S. GOVERNMENT AGENCY		22,055,665

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $48,549,170)		48,279,918

Commercial Mortgage Securities - 0.7%
Atrium Hotel Portfolio Trust floater Series 2017-ATRM Class A 1 month U.S. LIBOR + 0.930% 2.9927% 12/15/36 (a)(b)(c)	1,395,000	1,395,440
BX Trust Series 2017-IMC:
Class A, 1 month U.S. LIBOR + 1.050% 3.1127% 10/15/32 (a)(b)(c)	3,054,000	3,057,778
Class B, 1 month U.S. LIBOR + 1.400% 3.4627% 10/15/32 (a)(b)(c)	1,475,000	1,476,869
CGDBB Commercial Mortgage Trust floater Series 2017-BIOC Class A, 1 month U.S. LIBOR + 0.790% 2.8527% 7/15/32 (a)(b)(c)	3,084,000	3,083,995
Citigroup Commercial Mortgage Trust:
floater Series 2017-1500 Class A, 1 month U.S. LIBOR + 0.850% 2.9127% 7/15/32 (a)(b)(c)	2,938,000	2,965,058
Series 2014-GC25 Class A1, 1.485% 10/10/47	24,056	23,991
Series 2015-GC27 Class A1, 1.353% 2/10/48	134,445	133,870
Series 2015-GC31 Class A1, 1.637% 6/10/48	531,556	525,990
Series 2015-GC33 Class A1, 1.643% 9/10/58	200,258	197,805
Series 2015-P1 Class A1, 1.648% 9/15/48	187,485	185,774
CLNS Trust floater Series 2017-IKPR:
Class A, 1 month U.S. LIBOR + 0.800% 2.8673% 6/11/32 (a)(b)(c)	515,000	515,158
Class B, 1 month U.S. LIBOR + 1.000% 3.0673% 6/11/32 (a)(b)(c)	760,000	760,470
COMM Mortgage Trust:
Series 2014-CR21 Class A1, 1.494% 12/10/47	56,742	56,426
Series 2014-LC15 Class A1, 1.259% 4/10/47	91,993	91,760
Series 2014-LC17 Class A1, 1.381% 10/10/47	55,186	55,068
Series 2014-UBS2 Class A1, 1.298% 3/10/47	61,658	61,521
Series 2015-CCRE26 Class A1, 1.604% 10/10/48	264,969	262,203
Series 2015-CR22 Class A1, 1.569% 3/10/48	77,222	76,835
Series 2015-LC23 Class A2, 3.221% 10/10/48	1,400,000	1,403,282
Series 2015-PC1 Class A1, 1.667% 7/10/50	506,027	503,788
COMM Mortgage Trust pass-thru certificates Series 2014-TWC Class A, 1 month U.S. LIBOR + 0.850% 2.9211% 2/13/32 (a)(b)(c)	400,000	400,251
CSAIL Commercial Mortgage Trust:
Series 2015-C1 Class A1, 1.684% 4/15/50	104,173	103,481
Series 2015-C2 Class A1, 1.4544% 6/15/57	357,302	355,742
Series 2015-C3 Class A1, 1.7167% 8/15/48	369,152	365,295
Series 2015-C4 Class A1, 2.0102% 11/15/48	458,618	454,229
Series 2016-C5 Class A1, 1.7466% 11/15/48 (a)	102,317	101,176
CSMC Trust Series 2017-CHOP Class A, 1 month U.S. LIBOR + 0.750% 2.8127% 7/15/32 (a)(b)(c)	4,189,000	4,190,310
GAHR Commercial Mortgage Trust floater Series 2015-NRF Class AFL1, 1 month U.S. LIBOR + 1.300% 3.622% 12/15/34 (a)(b)(c)	806,372	806,627
Great Wolf Trust floater Series 2017-WOLF:
Class A, 1 month U.S. LIBOR + 0.850% 3.0627% 9/15/34 (a)(b)(c)	670,000	670,203
Class C, 1 month U.S. LIBOR + 1.320% 3.5327% 9/15/34 (a)(b)(c)	965,000	965,887
GS Mortgage Securities Trust:
Series 2014-GC24 Class A1, 1.509% 9/10/47	183,846	183,006
Series 2015-GC28 Class A1, 1.528% 2/10/48	398,698	395,774
Series 2015-GC32 Class A1, 1.593% 7/10/48	182,527	180,804
Series 2016-GS3 Class A1, 1.429% 10/10/49	140,444	137,474
Halcyon Loan Advisors Funding LLC Series 2017-3A Class B1R, 3 month U.S. LIBOR + 1.700% 4.0471% 10/22/25 (a)(b)(c)	745,000	744,960
Hospitality Mortgage Trust floater Series 2017-HIT Class A, 1 month U.S. LIBOR + 0.850% 2.9326% 5/8/30 (a)(b)(c)	890,000	890,830
Intown Hotel Portfolio Trust Series 2018-STAY:
Class A, 1 month U.S. LIBOR + 0.700% 2.7627% 1/15/33 (a)(b)(c)	245,000	244,842
Class C, 1 month U.S. LIBOR + 1.250% 3.3127% 1/15/33 (a)(b)(c)	205,000	205,125
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1 Class A1, 1.949% 1/15/49	373,955	369,960
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C26 Class A1, 1.5962% 1/15/48	294,246	293,251
Series 2015-C27 Class A1, 1.4137% 2/15/48	264,875	263,137
Series 2015-C28 Class A1, 1.4451% 10/15/48	166,434	165,979
JPMCC Commercial Mortgage Securities Trust Series 2016-JP3 Class A1, 1.4615% 8/15/49	415,101	405,999
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-C20 Class A1, 1.2682% 7/15/47	30,828	30,770
Lone Star Portfolio Trust floater Series 2015-LSP Class A1A2, 1 month U.S. LIBOR + 1.800% 3.8627% 9/15/28 (a)(b)(c)	218,880	219,010
Morgan Stanley BAML Trust:
Series 2014-C16 Class A1, 1.294% 6/15/47	20,439	20,403
Series 2014-C19 Class A1, 1.573% 12/15/47	284,842	283,328
Series 2015-C24 Class A1, 1.706% 5/15/48	339,835	335,628
Series 2016-C30 Class A1, 1.389% 9/15/49	240,076	234,209
Morgan Stanley Capital I Trust:
floater Series 2018-BOP Class A, 1 month U.S. LIBOR + 0.850% 2.95% 6/15/35 (a)(b)(c)	5,790,000	5,790,057
Series 2015-MS1 Class A1, 1.638% 5/15/48	357,173	353,079
Series 2017-CLS:
Class B, 1 month U.S. LIBOR + 0.850% 2.9127% 11/15/34 (a)(b)(c)	755,000	754,101
Class C, 1 month U.S. LIBOR + 1.000% 3.0627% 11/15/34 (a)(b)(c)	605,000	604,407
RETL floater Series 2018-RVP Class A, 1 month U.S. LIBOR + 1.100% 3.1627% 3/15/33 (a)(b)(c)	3,776,714	3,789,670
SBA Tower Trust 3.168% 4/9/47 (c)	915,000	899,176
UBS-Barclays Commercial Mortgage Trust floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 2.8534% 4/10/46 (a)(b)(c)	3,109,986	3,157,622
Verus Securitization Trust Series 2018-1 Class A1, 2.929% 2/25/48 (a)(c)	321,492	318,008
Waldorf Astoria Boca Raton Trust floater Series 2016-BOCA Class A, 1 month U.S. LIBOR + 1.350% 3.4127% 6/15/29 (a)(b)(c)	1,833,000	1,835,187
Wells Fargo Commercial Mortgage Trust:
Series 2015-C26 Class A1, 1.454% 2/15/48	222,968	221,005
Series 2015-C28 Class A1, 1.531% 5/15/48	128,986	128,345
Series 2015-C31 Class A1, 1.679% 11/15/48	500,540	494,882
Series 2015-LC20 Class A1, 1.471% 4/15/50	402,712	399,533
Series 2015-NXS2 Class A2, 3.02% 7/15/58	1,180,000	1,180,404
Series 2015-SG1 Class A1, 1.568% 9/15/48	202,832	201,550
Series 2016-C32 Class A1, 1.577% 1/15/59	310,503	306,305
Series 2016-LC24 Class A1, 1.441% 10/15/49	123,629	122,519
WF-RBS Commercial Mortgage Trust:
floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 2.78% 6/15/46 (a)(b)(c)	3,305,446	3,315,860
Series 2014-C23 Class A1, 1.663% 10/15/57	72,290	71,959
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $54,907,979)		54,794,440

Municipal Securities - 0.0%
Florida State Board Administration Fin. Corp. Series 2016 A, 2.163% 7/1/19
(Cost $1,085,000)	1,085,000	1,080,899

Bank Notes - 0.2%
Bank of Montreal 1.75% 9/11/19	2,340,000	2,318,870
Capital One NA 1.85% 9/13/19	1,525,000	1,510,295
Citibank NA 2.125% 10/20/20	1,255,000	1,228,143
Citizens Bank NA 2.3% 12/3/18	335,000	334,874
Discover Bank 3.1% 6/4/20	965,000	960,957
Huntington National Bank 2.375% 3/10/20	1,465,000	1,449,068
PNC Bank NA 2.45% 11/5/20	870,000	857,484
RBS Citizens NA 2.5% 3/14/19	1,200,000	1,199,181
SunTrust Bank 2.59% 1/29/21 (a)	1,540,000	1,527,103
Svenska Handelsbanken AB 3.35% 5/24/21	1,105,000	1,108,148
TOTAL BANK NOTES
(Cost $12,600,914)		12,494,123

Certificates of Deposit - 0.0%
Intesa Sanpaolo SpA yankee 2.1% 9/27/18
(Cost $1,550,000)	1,550,000	1,549,793

Commercial Paper - 0.6%
Catholic Health Initiatives 2.85% 9/12/18	20,000,000	19,986,960
Credit Suisse AG yankee 2.35% 9/17/18	10,000,000	9,990,711
Suncor Energy, Inc. yankee:
2.63% 9/17/18	$7,000,000	$6,992,586
2.63% 9/17/18	4,000,000	3,995,763
Syngenta Wilmington, Inc. 0% 11/16/18	2,355,000	2,342,246
TOTAL COMMERCIAL PAPER
(Cost $43,299,615)		43,308,266
	Shares	Value

Fixed-Income Funds - 4.6%
Bank Loan Funds - 4.6%
Fidelity Floating Rate High Income Fund (f)
(Cost $368,425,553)	37,791,849	363,557,585

Short-Term Funds - 57.4%
Short-Term Funds - 57.4%
BlackRock Low Duration Bond Portfolio Investor A Shares	53,115,206	504,063,304
Delaware Limited-Term Diversified Income Fund - Class A	9,407,364	77,798,900
Fidelity Conservative Income Bond Fund Institutional Class (f)	37,554,342	377,045,596
Fidelity Short-Term Bond Fund (f)	71,758,316	611,380,856
Janus Henderson Short-Term Bond Fund T Shares	38,815,954	115,671,543
JPMorgan Short Duration Bond Fund Class A	2,822,836	30,119,657
JPMorgan Ultra-Short Income ETF	1,095,580	54,976,204
Metropolitan West Low Duration Bond Fund - Class M	49,702,350	427,440,210
PIMCO Enhanced Low Duration Active ETF	149,760	14,923,928
PIMCO Enhanced Short Maturity Active ETF (g)	2,974,445	302,292,845
PIMCO Short-Term Fund - Administrator Class	187,286,141	1,848,514,210
Prudential Short-Term Corporate Bond Fund, Inc. Class A	14,996,517	161,362,528
TOTAL SHORT-TERM FUNDS
(Cost $4,538,704,244)		4,525,589,781

Money Market Funds - 4.6%
Fidelity Cash Central Fund, 1.97% (h)	42,331,446	42,339,912
Fidelity Investments Money Market Government Portfolio Institutional Class 1.86% (f)(i)	87,894,166	87,894,166
Fidelity Investments Money Market Prime Reserves Portfolio - Institutional Class 2.08% (f)(i)	229,925,515	229,994,493
Fidelity Securities Lending Cash Central Fund 1.98% (h)(j)	1,063,107	1,063,213
State Street Institutional U.S. Government Money Market Fund Premier Class 1.87% (i)	3,502,311	3,502,311
TOTAL MONEY MARKET FUNDS
(Cost $364,771,206)		364,794,095
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $7,902,431,617)		7,887,575,322
NET OTHER ASSETS (LIABILITIES) - 0.0%		146,746
NET ASSETS - 100%		$7,887,722,068

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	489	Dec. 2018	$103,354,734	$(41,431)	$(41,431)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	41	Dec. 2018	4,649,336	(6,464)	(6,464)
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	6	Dec. 2018	721,594	1,445	1,445
TOTAL FUTURES CONTRACTS					$(46,450)

The notional amount of futures purchased as a percentage of Net Assets is 1.4%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $716,685,196 or 9.1% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $301,082.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Affiliated Fund

 (g) Security or a portion of the security is on loan at period end.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) The rate quoted is the annualized seven-day yield of the fund at period end.

 (j) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$192,125
Fidelity Securities Lending Cash Central Fund	55,270
Total	$247,395

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Conservative Income Bond Fund Institutional Class	$1,179,081,935	$35,965,716	$837,612,130	$880,473	$(37,311)	$(352,614)	$377,045,596
Fidelity Floating Rate High Income Fund	353,310,639	10,246,919	--	2,799,725	--	27	363,557,585
Fidelity Investments Money Market Government Portfolio Institutional Class 1.86%	216,550,243	537,618	129,193,695	107,685	--	--	87,894,166
Fidelity Investments Money Market Prime Reserves Portfolio - Institutional Class 2.08%	228,801,490	1,193,003	--	820,806	--	--	229,994,493
Fidelity Short-Term Bond Fund	608,681,152	2,697,623	--	1,827,106	--	2,081	611,380,856
Total	$2,586,425,459	$50,640,879	$966,805,825	$6,435,795	$(37,311)	$(350,506)	$1,669,872,696

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,691,111,061	$--	$1,691,111,061	$--
U.S. Government and Government Agency Obligations	112,427,884	--	112,427,884	--
U.S. Government Agency - Mortgage Securities	30,419,955	--	30,419,955	--
Asset-Backed Securities	638,167,522	--	638,167,522	--
Collateralized Mortgage Obligations	48,279,918	--	48,279,918	--
Commercial Mortgage Securities	54,794,440	--	54,794,440	--
Municipal Securities	1,080,899	--	1,080,899	--
Bank Notes	12,494,123	--	12,494,123	--
Certificates of Deposit	1,549,793	--	1,549,793	--
Commercial Paper	43,308,266	--	43,308,266	--
Fixed-Income Funds	363,557,585	363,557,585	--	--
Short-Term Funds	4,525,589,781	4,525,589,781	--	--
Money Market Funds	364,794,095	364,794,095	--	--
Total Investments in Securities:	$7,887,575,322	$5,253,941,461	$2,633,633,861	$--
Derivative Instruments:
Assets
Futures Contracts	$1,445	$1,445	$--	$--
Total Assets	$1,445	$1,445	$--	$--
Liabilities
Futures Contracts	$(47,895)	$(47,895)	$--	$--
Total Liabilities	$(47,895)	$(47,895)	$--	$--
Total Derivative Instruments:	$(46,450)	$(46,450)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, U.S. government and government agency obligations, commercial paper and certificates of deposit are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Core Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

August 31, 2018

SAI-COR-QTLY-1018
1.902943.108

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 76.9%
	Shares	Value
CONSUMER DISCRETIONARY - 9.9%
Auto Components - 0.2%
Aptiv PLC	325,087	$28,610,907
BorgWarner, Inc.	313,330	13,714,454
Cooper Tire & Rubber Co.	55,800	1,609,830
Delphi Technologies PLC	71,166	2,507,178
Gentex Corp.	34,800	813,624
Lear Corp.	52,465	8,509,823
Magna International, Inc. Class A (sub. vtg.)	105,900	5,734,018
The Goodyear Tire & Rubber Co.	186,300	4,227,147
		65,726,981
Automobiles - 0.2%
Ford Motor Co.	2,088,435	19,798,364
General Motors Co.	551,300	19,874,365
Harley-Davidson, Inc.	103,400	4,406,908
Tesla, Inc. (a)	68,700	20,724,042
Thor Industries, Inc.	6,510	621,314
		65,424,993
Distributors - 0.0%
Genuine Parts Co.	14,700	1,467,795
Diversified Consumer Services - 0.0%
TAL Education Group ADR (a)	82,900	2,453,840
Hotels, Restaurants & Leisure - 1.0%
Brinker International, Inc.	61,900	2,740,932
Carnival Corp.	67,600	4,156,724
Darden Restaurants, Inc.	105,200	12,207,408
Domino's Pizza, Inc.	10,790	3,221,462
Hilton Worldwide Holdings, Inc.	157,161	12,198,837
Hyatt Hotels Corp. Class A	4,600	355,856
Las Vegas Sands Corp.	29,900	1,956,058
Marriott International, Inc. Class A	189,520	23,968,594
McDonald's Corp.	463,223	75,148,667
MGM Mirage, Inc.	353,000	10,233,470
Norwegian Cruise Line Holdings Ltd. (a)	27,100	1,452,831
Restaurant Brands International, Inc. (b)	190,030	10,899,422
Royal Caribbean Cruises Ltd.	102,200	12,527,676
Starbucks Corp.	838,477	44,816,596
U.S. Foods Holding Corp. (a)	8,200	267,238
Wyndham Destinations, Inc.	45,500	2,011,100
Wyndham Hotels & Resorts, Inc.	34,800	1,974,900
Yum! Brands, Inc.	373,235	32,430,389
		252,568,160
Household Durables - 0.4%
D.R. Horton, Inc.	49,725	2,213,260
Garmin Ltd.	22,600	1,539,964
Leggett & Platt, Inc.	13,200	599,808
Lennar Corp.:
Class A	1,238,094	63,972,317
Class B	4,331	182,682
Mohawk Industries, Inc. (a)	99,500	19,063,205
NVR, Inc. (a)	1,860	4,963,317
PulteGroup, Inc.	180,100	5,033,795
Whirlpool Corp.	38,000	4,749,240
		102,317,588
Internet & Direct Marketing Retail - 2.8%
Amazon.com, Inc. (a)	286,233	576,104,021
Netflix, Inc. (a)	172,000	63,240,960
The Booking Holdings, Inc. (a)	44,199	86,256,558
		725,601,539
Leisure Products - 0.0%
Brunswick Corp.	11,100	737,262
Media - 2.4%
CBS Corp. Class B	34,300	1,818,586
Charter Communications, Inc. Class A (a)	176,223	54,699,619
Comcast Corp. Class A	7,240,221	267,815,775
DISH Network Corp. Class A (a)	248,352	8,779,243
Gannett Co., Inc.	184,400	1,895,632
Interpublic Group of Companies, Inc.	48,700	1,137,145
Liberty Broadband Corp. Class C (a)	324,489	26,312,813
Liberty Media Corp. Liberty SiriusXM Series A (a)	425,417	19,883,991
Omnicom Group, Inc.	22,800	1,580,496
Tegna, Inc.	64,900	755,436
The Madison Square Garden Co. (a)	2,300	694,462
The Walt Disney Co.	1,422,660	159,366,373
Twenty-First Century Fox, Inc. Class A	578,748	26,275,159
Viacom, Inc. Class B (non-vtg.)	117,500	3,440,400
Vivendi SA	2,218,470	57,553,241
		632,008,371
Multiline Retail - 0.4%
Big Lots, Inc.	13,500	581,175
Dillard's, Inc. Class A (b)	19,700	1,548,026
Dollar General Corp.	172,186	18,549,598
Dollar Tree, Inc. (a)	459,154	36,966,489
Kohl's Corp.	129,536	10,247,593
Macy's, Inc.	132,400	4,839,220
Nordstrom, Inc.	21,000	1,319,850
Target Corp.	244,000	21,350,000
		95,401,951
Specialty Retail - 2.1%
American Eagle Outfitters, Inc.	173,100	4,493,676
AutoZone, Inc. (a)	22,255	17,066,914
Best Buy Co., Inc.	399,990	31,823,204
Burlington Stores, Inc. (a)	2,314	389,169
CarMax, Inc. (a)	23,000	1,795,150
Foot Locker, Inc.	11,500	566,950
Gap, Inc.	150,800	4,576,780
Home Depot, Inc.	1,129,068	226,682,982
Lowe's Companies, Inc.	611,820	66,535,425
O'Reilly Automotive, Inc. (a)	187,702	62,959,005
Office Depot, Inc.	40,900	137,015
Penske Automotive Group, Inc.	60,300	3,173,589
Ross Stores, Inc.	453,373	43,424,066
TJX Companies, Inc. (c)	526,500	57,899,205
Ulta Beauty, Inc. (a)	64,150	16,679,000
Williams-Sonoma, Inc.	3,100	217,713
		538,419,843
Textiles, Apparel & Luxury Goods - 0.4%
Carter's, Inc.	5,400	572,022
Hanesbrands, Inc.	5,400	94,716
Michael Kors Holdings Ltd. (a)	13,000	944,060
NIKE, Inc. Class B	752,251	61,835,032
PVH Corp.	83,706	11,983,351
Tapestry, Inc.	396,600	20,103,654
VF Corp.	2,555	235,392
		95,768,227

TOTAL CONSUMER DISCRETIONARY		2,577,896,550

CONSUMER STAPLES - 4.2%
Beverages - 0.9%
Constellation Brands, Inc. Class A (sub. vtg.)	191,676	39,906,943
Keurig Dr. Pepper, Inc.	533,351	12,160,403
Molson Coors Brewing Co. Class B	218,052	14,552,790
Monster Beverage Corp. (a)	294,900	17,956,461
PepsiCo, Inc.	884,141	99,032,633
The Coca-Cola Co.	1,306,524	58,231,775
		241,841,005
Food & Staples Retailing - 0.6%
Costco Wholesale Corp.	118,300	27,579,279
Kroger Co.	396,200	12,480,300
Sysco Corp.	257,800	19,288,596
Walgreens Boots Alliance, Inc.	222,400	15,247,744
Walmart, Inc.	955,768	91,619,920
		166,215,839
Food Products - 1.0%
Archer Daniels Midland Co.	200,630	10,111,752
Bunge Ltd.	115,600	7,511,688
Campbell Soup Co.	78,000	3,077,100
ConAgra Foods, Inc.	1,036,200	38,080,350
Fresh Del Monte Produce, Inc.	57,000	2,134,080
Ingredion, Inc.	51,700	5,225,319
Kellogg Co.	34,800	2,498,292
Mondelez International, Inc.	1,867,232	79,768,151
Pilgrim's Pride Corp. (a)	211,700	3,914,333
Post Holdings, Inc. (a)	127,700	12,420,102
The Hershey Co.	2,100	211,092
The J.M. Smucker Co.	56,100	5,799,618
The Kraft Heinz Co.	1,141,561	66,518,759
Tyson Foods, Inc. Class A	323,300	20,306,473
		257,577,109
Household Products - 0.5%
Church & Dwight Co., Inc.	609,542	34,487,886
Kimberly-Clark Corp.	415,700	48,029,978
Procter & Gamble Co.	465,622	38,623,345
		121,141,209
Personal Products - 0.3%
Coty, Inc. Class A	1,015,100	12,546,636
Estee Lauder Companies, Inc. Class A	346,456	48,545,415
Herbalife Nutrition Ltd. (a)	241,500	13,666,485
		74,758,536
Tobacco - 0.9%
Altria Group, Inc.	1,844,995	107,969,107
British American Tobacco PLC sponsored ADR	365,600	17,687,728
Philip Morris International, Inc.	1,457,881	113,554,351
		239,211,186

TOTAL CONSUMER STAPLES		1,100,744,884

ENERGY - 5.0%
Energy Equipment & Services - 0.1%
Baker Hughes, a GE Co. Class A	337,900	11,140,563
Dril-Quip, Inc. (a)	1,342	70,656
Halliburton Co.	53,500	2,134,115
Helmerich & Payne, Inc.	13,700	898,309
Liberty Oilfield Services, Inc. Class A (b)	53,400	1,048,776
Nabors Industries Ltd.	100,652	621,023
National Oilwell Varco, Inc.	48,100	2,264,067
NCS Multistage Holdings, Inc. (a)	40,700	662,189
Odfjell Drilling Ltd.	85,300	380,415
Precision Drilling Corp. (a)	150,300	587,379
RigNet, Inc. (a)	40,400	658,520
Schlumberger Ltd.	108,400	6,846,544
Shelf Drilling Ltd. (a)(d)	128,800	873,908
TechnipFMC PLC	1,500	45,945
Trinidad Drilling Ltd. (a)	162,800	222,057
Xtreme Drilling & Coil Services Corp. (a)	153,800	232,173
		28,686,639
Oil, Gas & Consumable Fuels - 4.9%
Aker Bp ASA	4,200	148,745
Anadarko Petroleum Corp.	99,800	6,427,120
Andeavor	249,894	38,181,304
Antero Resources Corp. (a)	31,800	588,618
Apache Corp.	206,000	9,028,980
Berry Petroleum Corp.	55,300	906,367
BP PLC sponsored ADR	849,518	36,427,332
Cabot Oil & Gas Corp.	379,000	9,031,570
California Resources Corp. (a)	10,700	444,478
Cenovus Energy, Inc. (Canada)	1,891,100	17,534,337
Centennial Resource Development, Inc. Class A (a)	63,500	1,223,645
Cheniere Energy, Inc. (a)	26,000	1,740,180
Chevron Corp.	1,836,685	217,573,705
Concho Resources, Inc. (a)	88,396	12,123,511
ConocoPhillips Co.	234,500	17,219,335
Continental Resources, Inc. (a)	59,300	3,910,835
Delek U.S. Holdings, Inc.	125,529	6,841,331
Denbury Resources, Inc. (a)	4,261,487	23,736,483
Devon Energy Corp.	127,100	5,456,403
Diamondback Energy, Inc.	268,219	32,475,957
Encana Corp.	323,000	4,276,966
Energen Corp. (a)	5,100	395,505
Enterprise Products Partners LP	31,300	895,180
EOG Resources, Inc.	845,481	99,961,219
Equinor ASA sponsored ADR	509,700	13,134,969
Euronav NV	58,321	507,393
Extraction Oil & Gas, Inc. (a)	51,166	590,967
Exxon Mobil Corp.	3,079,838	246,910,612
GasLog Partners LP	8,300	201,690
Golar LNG Ltd.	26,700	682,452
Gran Tierra Energy, Inc. (U.S.) (a)	168,800	582,360
Hess Corp.	369,200	24,861,928
HollyFrontier Corp.	40,300	3,003,156
Imperial Oil Ltd.	238,600	7,435,910
Magellan Midstream Partners LP	309,354	21,113,411
Magnolia Oil & Gas Corp. Class A (a)	50,500	699,930
Marathon Oil Corp.	107,600	2,314,476
Marathon Petroleum Corp.	617,328	50,799,921
Murphy Oil Corp.	17,800	548,774
Newfield Exploration Co. (a)	20,000	545,600
Noble Energy, Inc.	71,500	2,124,980
Occidental Petroleum Corp.	1,131,440	90,368,113
Parex Resources, Inc. (a)	94,500	1,357,759
Parsley Energy, Inc. Class A (a)	430,904	11,966,204
PBF Energy, Inc. Class A	124,900	6,484,808
PDC Energy, Inc. (a)	17,800	937,882
Peabody Energy Corp.	9,500	392,445
Penn Virginia Corp. (a)	1,700	151,198
Phillips 66 Co.	120,410	14,269,789
Pioneer Natural Resources Co.	203,424	35,538,173
Reliance Industries Ltd.	39,733	694,803
Ring Energy, Inc. (a)	26,800	316,240
Suncor Energy, Inc.	1,553,167	63,935,733
Suncor Energy, Inc.	181,383	7,469,352
Teekay LNG Partners LP	6,500	102,375
The Williams Companies, Inc.	203,792	6,030,205
Total SA sponsored ADR	380,700	23,885,118
TransCanada Corp.	378,750	16,130,977
Valero Energy Corp.	556,271	65,573,225
Viper Energy Partners LP	71,200	2,770,392
W&T Offshore, Inc. (a)	18,300	123,891
Whiting Petroleum Corp. (a)	39,300	2,000,763
WPX Energy, Inc. (a)	9,400	179,258
		1,273,286,338

TOTAL ENERGY		1,301,972,977

FINANCIALS - 12.9%
Banks - 6.9%
Bank of America Corp.	9,754,445	301,704,984
BB&T Corp.	194,400	10,042,704
BOK Financial Corp.	8,200	840,910
CIT Group, Inc.	91,100	4,941,264
Citigroup, Inc.	4,459,400	317,687,656
Citizens Financial Group, Inc.	343,300	14,130,228
Comerica, Inc.	23,080	2,249,838
Commerce Bancshares, Inc.	11,438	812,784
Cullen/Frost Bankers, Inc.	8,100	898,209
East West Bancorp, Inc.	18,300	1,160,037
Fifth Third Bancorp	1,345,000	39,583,350
First Horizon National Corp.	312,200	5,750,724
First Republic Bank	236,402	24,016,079
Huntington Bancshares, Inc.	1,782,100	28,887,841
JPMorgan Chase & Co.	3,518,894	403,194,875
KB Financial Group, Inc.	15,700	724,460
KeyCorp	1,279,000	26,948,530
M&T Bank Corp.	18,900	3,348,135
PNC Financial Services Group, Inc.	439,174	63,039,036
Prosperity Bancshares, Inc.	8,800	658,592
Regions Financial Corp.	764,700	14,881,062
SunTrust Banks, Inc.	1,328,648	97,735,347
SVB Financial Group (a)	60,052	19,381,783
Synovus Financial Corp.	14,600	730,876
U.S. Bancorp	2,082,195	112,667,571
Umpqua Holdings Corp.	21,500	460,100
Webster Financial Corp.	11,600	758,408
Wells Fargo & Co.	4,963,053	290,239,339
Western Alliance Bancorp. (a)	10,900	628,385
Zions Bancorporation	25,100	1,337,579
		1,789,440,686
Capital Markets - 2.2%
Ameriprise Financial, Inc.	176,700	25,084,332
Bank of New York Mellon Corp.	1,107,080	57,734,222
BlackRock, Inc. Class A	17,800	8,527,268
Brighthouse Financial, Inc. (a)	44,358	1,841,301
Brookfield Asset Management, Inc. Class A	64,900	2,773,045
Cboe Global Markets, Inc.	133,094	13,415,875
Charles Schwab Corp. (c)	1,015,102	51,557,031
CME Group, Inc.	96,204	16,809,725
E*TRADE Financial Corp. (a)	261,920	15,416,611
Franklin Resources, Inc.	156,000	4,951,440
Goldman Sachs Group, Inc.	177,625	42,241,001
IntercontinentalExchange, Inc.	884,430	67,420,099
KKR & Co. LP	1,505,171	39,254,860
Lazard Ltd. Class A	16,500	794,310
Legg Mason, Inc.	76,000	2,371,200
LPL Financial	3,300	218,592
Morgan Stanley	1,941,817	94,818,924
Northern Trust Corp.	58,300	6,264,918
Oaktree Capital Group LLC Class A	44,400	1,804,860
Raymond James Financial, Inc.	88,800	8,261,952
S&P Global, Inc.	89,825	18,598,266
State Street Corp.	646,347	56,174,018
T. Rowe Price Group, Inc.	28,600	3,314,454
TD Ameritrade Holding Corp.	500,100	29,290,857
The NASDAQ OMX Group, Inc.	16,400	1,565,216
Virtu Financial, Inc. Class A	103,300	2,251,940
		572,756,317
Consumer Finance - 0.7%
Ally Financial, Inc.	233,000	6,263,040
American Express Co.	109,900	11,647,202
Capital One Financial Corp.	931,929	92,344,845
Credit Acceptance Corp. (a)(b)	1,900	867,749
Discover Financial Services	339,082	26,489,086
Navient Corp.	115,400	1,574,056
Nelnet, Inc. Class A	60,500	3,487,825
OneMain Holdings, Inc. (a)	225,600	8,279,520
Santander Consumer U.S.A. Holdings, Inc.	45,600	984,048
SLM Corp. (a)	491,692	5,762,630
Synchrony Financial	673,055	21,315,652
		179,015,653
Diversified Financial Services - 1.0%
AXA Equitable Holdings, Inc.	1,191,445	27,343,663
Berkshire Hathaway, Inc. Class B (a)	1,047,373	218,607,693
Jefferies Financial Group, Inc.	45,100	1,047,222
Voya Financial, Inc.	281,000	14,069,670
		261,068,248
Insurance - 2.1%
AFLAC, Inc.	305,100	14,107,824
Alleghany Corp.	1,900	1,200,382
Allstate Corp.	161,200	16,211,884
American Financial Group, Inc.	56,000	6,236,160
American International Group, Inc.	1,888,648	100,419,414
Aon PLC	24,500	3,566,220
Aspen Insurance Holdings Ltd.	50,100	2,061,615
Assurant, Inc.	43,600	4,482,952
Athene Holding Ltd. (a)	6,200	307,892
Axis Capital Holdings Ltd.	39,300	2,260,536
Chubb Ltd.	363,129	49,109,566
Cincinnati Financial Corp.	20,800	1,594,736
CNA Financial Corp.	79,000	3,547,100
Everest Re Group Ltd.	56,500	12,600,630
FNF Group	125,256	5,022,766
Genworth Financial, Inc. Class A (a)	116,700	542,655
Hartford Financial Services Group, Inc.	673,334	33,915,834
Lincoln National Corp.	386,398	25,339,981
Loews Corp.	185,607	9,337,888
Markel Corp. (a)	1,750	2,115,400
Marsh & McLennan Companies, Inc.	507,462	42,946,509
MetLife, Inc.	1,344,352	61,692,313
Principal Financial Group, Inc.	256,318	14,146,190
Progressive Corp.	675,459	45,613,746
Prudential Financial, Inc.	144,600	14,206,950
Reinsurance Group of America, Inc.	31,600	4,514,060
RenaissanceRe Holdings Ltd.	3,900	518,544
RSA Insurance Group PLC	345,300	2,827,447
The Travelers Companies, Inc.	245,980	32,370,968
Torchmark Corp.	35,400	3,112,368
Unum Group	152,200	5,613,136
W.R. Berkley Corp.	15,400	1,205,204
Willis Group Holdings PLC	177,871	26,195,062
		548,943,932
Mortgage Real Estate Investment Trusts - 0.0%
Annaly Capital Management, Inc.	524,400	5,569,128
Thrifts & Mortgage Finance - 0.0%
Radian Group, Inc.	198,900	4,043,637

TOTAL FINANCIALS		3,360,837,601

HEALTH CARE - 11.8%
Biotechnology - 2.0%
AbbVie, Inc.	274,935	26,388,261
Abeona Therapeutics, Inc. (a)(b)	88,000	1,355,200
AC Immune SA (a)	61,569	571,976
Acceleron Pharma, Inc. (a)	12,742	688,323
Acorda Therapeutics, Inc. (a)	55,000	1,584,000
Alexion Pharmaceuticals, Inc. (a)	482,781	59,015,149
Alnylam Pharmaceuticals, Inc. (a)	26,544	3,256,152
Amgen, Inc.	338,904	67,716,408
AnaptysBio, Inc. (a)	30,700	2,721,248
Argenx SE ADR (a)	33,000	3,096,390
Ascendis Pharma A/S sponsored ADR (a)	34,000	2,413,320
Atara Biotherapeutics, Inc. (a)	50,000	2,047,500
BeiGene Ltd. ADR (a)	26,000	4,615,780
Biogen, Inc. (a)	177,883	62,879,862
BioMarin Pharmaceutical, Inc. (a)	142,136	14,210,757
bluebird bio, Inc. (a)	20,000	3,366,000
Blueprint Medicines Corp. (a)	42,900	3,289,143
Celgene Corp. (a)	461,591	43,597,270
Cellectis SA sponsored ADR (a)	52,000	1,532,440
CytomX Therapeutics, Inc. (a)	40,100	901,849
Exact Sciences Corp. (a)	128,590	9,630,105
FibroGen, Inc. (a)	21,000	1,284,150
Gilead Sciences, Inc.	643,834	48,757,549
GlycoMimetics, Inc. (a)	50,000	736,000
Incyte Corp. (a)	38,049	2,812,202
Insmed, Inc. (a)	140,000	2,790,200
Intercept Pharmaceuticals, Inc. (a)	91,400	10,218,520
Momenta Pharmaceuticals, Inc. (a)	88,000	2,332,000
Neurocrine Biosciences, Inc. (a)	33,000	4,057,350
Sage Therapeutics, Inc. (a)	9,500	1,560,470
Sarepta Therapeutics, Inc. (a)	64,000	8,834,560
Scholar Rock Holding Corp.	25,100	426,951
Shire PLC sponsored ADR	156,136	27,365,957
uniQure B.V. (a)	40,000	1,697,200
United Therapeutics Corp. (a)	35,300	4,341,547
Vertex Pharmaceuticals, Inc. (a)	396,457	73,106,671
Xencor, Inc. (a)	60,000	2,507,400
		507,705,860
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	1,165,658	77,912,581
Align Technology, Inc. (a)	38,000	14,686,620
Atricure, Inc. (a)	80,000	2,764,000
Baxter International, Inc.	156,000	11,601,720
Becton, Dickinson & Co.	404,219	105,852,830
Boston Scientific Corp. (a)	3,634,209	129,232,472
Danaher Corp.	319,882	33,120,582
Edwards Lifesciences Corp. (a)	3,110	448,586
Genmark Diagnostics, Inc. (a)	280,000	2,396,800
Hologic, Inc. (a)	220,895	8,782,785
Insulet Corp. (a)	52,300	5,453,321
Integra LifeSciences Holdings Corp. (a)	75,000	4,460,250
Intuitive Surgical, Inc. (a)	116,300	65,128,000
Medtronic PLC	966,176	93,149,028
Penumbra, Inc. (a)	19,700	2,735,345
Stryker Corp.	217,000	36,766,310
The Cooper Companies, Inc.	13,760	3,519,533
Wright Medical Group NV (a)	164,932	4,779,729
Zimmer Biomet Holdings, Inc.	256,040	31,654,225
		634,444,717
Health Care Providers & Services - 3.3%
Aetna, Inc.	84,230	16,868,742
AmerisourceBergen Corp.	53,600	4,822,392
Anthem, Inc.	225,600	59,723,088
Cardinal Health, Inc.	189,000	9,863,910
Centene Corp. (a)	103,130	15,106,482
Cigna Corp.	643,639	121,222,969
CVS Health Corp.	834,447	62,783,792
DaVita HealthCare Partners, Inc. (a)	336,480	23,314,699
EBOS Group Ltd.	150,000	2,097,934
Envision Healthcare Corp. (a)	12,488	566,456
Express Scripts Holding Co. (a)	327,000	28,782,540
G1 Therapeutics, Inc.(a)	34,000	2,063,120
HCA Holdings, Inc.	362,500	48,614,875
Henry Schein, Inc. (a)	88,000	6,835,840
Humana, Inc.	214,199	71,383,959
Laboratory Corp. of America Holdings (a)	77,130	13,333,463
LifePoint Hospitals, Inc. (a)	38,800	2,498,720
McKesson Corp.	200,974	25,875,403
Molina Healthcare, Inc. (a)	14,000	1,932,000
Notre Dame Intermedica Participacoes SA	260,000	1,627,753
Quest Diagnostics, Inc.	40,000	4,399,200
United Drug PLC (United Kingdom)	140,000	1,335,862
UnitedHealth Group, Inc.	1,179,807	316,730,987
Universal Health Services, Inc. Class B	32,300	4,204,168
Wellcare Health Plans, Inc. (a)	7,400	2,239,018
		848,227,372
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	440,000	1,320,000
Cerner Corp. (a)	116,337	7,574,702
Teladoc Health, Inc. (a)	36,000	2,791,800
		11,686,502
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	503,883	34,032,258
Lonza Group AG	8,000	2,574,362
Morphosys AG (a)	14,000	1,652,676
Thermo Fisher Scientific, Inc.	134,514	32,162,297
		70,421,593
Pharmaceuticals - 3.8%
Allergan PLC	527,366	101,101,336
Amneal Pharmaceuticals, Inc. (a)	36,000	831,600
Amneal Pharmaceuticals, Inc. (e)	75,676	1,748,116
AstraZeneca PLC:
(United Kingdom)	180,000	13,585,286
sponsored ADR	193,500	7,418,790
Bayer AG	112,390	10,488,728
Bristol-Myers Squibb Co.	741,206	44,880,023
Dechra Pharmaceuticals PLC	100,000	4,044,924
Eli Lilly & Co.	763,101	80,621,621
GlaxoSmithKline PLC sponsored ADR	785,912	31,829,436
Indivior PLC (a)	400,000	1,402,759
Johnson & Johnson	1,944,995	261,971,377
Mallinckrodt PLC (a)	101,900	3,511,474
Merck & Co., Inc.	2,885,565	197,920,903
Mylan NV (a)	226,200	8,851,206
MyoKardia, Inc. (a)	28,000	1,726,200
Nektar Therapeutics (a)	92,000	6,117,080
Novartis AG sponsored ADR	40,271	3,342,896
Perrigo Co. PLC	97,800	7,482,678
Pfizer, Inc.	2,994,284	124,322,672
Recordati SpA	40,000	1,400,793
Roche Holding AG (participation certificate)	28,000	6,942,703
Sanofi SA	115,507	9,918,975
Teva Pharmaceutical Industries Ltd. sponsored ADR	311,203	7,129,661
The Medicines Company (a)	50,000	1,980,500
Theravance Biopharma, Inc. (a)	72,000	2,085,840
Zoetis, Inc. Class A	573,233	51,934,910
		994,592,487

TOTAL HEALTH CARE		3,067,078,531

INDUSTRIALS - 7.9%
Aerospace & Defense - 2.6%
General Dynamics Corp.	163,347	31,591,310
Harris Corp.	124,500	20,232,495
Huntington Ingalls Industries, Inc.	4,500	1,100,115
L3 Technologies, Inc.	37,200	7,950,384
Lockheed Martin Corp.	173,205	55,496,614
Northrop Grumman Corp.	923,519	275,661,186
Spirit AeroSystems Holdings, Inc. Class A	107,200	9,165,600
Textron, Inc.	265,200	18,306,756
The Boeing Co.	354,690	121,584,185
Triumph Group, Inc.	61,300	1,275,040
United Technologies Corp.	1,139,116	150,021,577
		692,385,262
Air Freight & Logistics - 0.4%
FedEx Corp.	233,000	56,840,350
United Parcel Service, Inc. Class B	353,908	43,488,215
		100,328,565
Airlines - 0.7%
Alaska Air Group, Inc.	460,912	31,106,951
American Airlines Group, Inc.	395,410	16,006,197
Delta Air Lines, Inc.	1,454,112	85,036,470
JetBlue Airways Corp. (a)	186,100	3,550,788
Southwest Airlines Co.	74,500	4,566,850
United Continental Holdings, Inc. (a)	369,400	32,292,948
		172,560,204
Building Products - 0.3%
Allegion PLC	212,727	18,554,049
Fortune Brands Home & Security, Inc.	348,000	18,437,040
Johnson Controls International PLC	552,702	20,875,555
Masco Corp.	314,746	11,950,906
		69,817,550
Commercial Services & Supplies - 0.2%
Deluxe Corp.	49,200	2,913,624
Herman Miller, Inc.	113,700	4,354,710
LSC Communications, Inc.	14,212	173,813
R.R. Donnelley & Sons Co.	131,300	664,378
Republic Services, Inc.	148,980	10,929,173
Stericycle, Inc. (a)	326,800	20,160,292
Waste Connection, Inc.:
(Canada)	167,250	13,273,626
(United States)	167,800	13,321,642
		65,791,258
Electrical Equipment - 0.6%
Eaton Corp. PLC	485,916	40,399,056
Emerson Electric Co.	282,200	21,653,206
Fortive Corp.	760,437	63,861,499
Hubbell, Inc. Class B	139,900	17,677,764
Sensata Technologies, Inc. PLC (a)	127,500	6,751,125
		150,342,650
Industrial Conglomerates - 1.2%
Carlisle Companies, Inc.	7,900	1,001,799
General Electric Co.	2,956,296	38,254,470
Honeywell International, Inc.	1,498,630	238,372,088
Roper Technologies, Inc.	116,268	34,690,883
		312,319,240
Machinery - 0.9%
AGCO Corp.	45,800	2,732,428
Allison Transmission Holdings, Inc.	105,700	5,249,062
Cactus, Inc. (a)	18,000	615,240
Caterpillar, Inc.	144,636	20,082,709
Crane Co.	900	82,152
Cummins, Inc.	25,030	3,549,254
Deere & Co.	104,594	15,040,617
Dover Corp.	15,500	1,330,985
Flowserve Corp.	321,800	16,772,216
Gardner Denver Holdings, Inc. (a)	12,200	341,112
Illinois Tool Works, Inc.	87,990	12,220,051
Ingersoll-Rand PLC	352,495	35,704,219
Meritor, Inc. (a)	138,500	2,999,910
Minebea Mitsumi, Inc.	139,400	2,617,122
Oshkosh Corp.	2,855	200,592
PACCAR, Inc.	332,520	22,751,018
Parker Hannifin Corp.	13,000	2,282,800
Pentair PLC	297,400	12,930,952
ProPetro Holding Corp. (a)	8,500	129,370
Snap-On, Inc.	64,600	11,419,988
Stanley Black & Decker, Inc.	342,474	48,127,871
Timken Co.	62,900	3,060,085
Trinity Industries, Inc.	27,700	992,768
Wabtec Corp. (b)	67,928	7,357,961
		228,590,482
Professional Services - 0.1%
Equifax, Inc.	64,393	8,626,730
Manpower, Inc.	35,700	3,346,161
Nielsen Holdings PLC	546,280	14,203,280
SMS Co., Ltd.	221,700	4,206,134
TransUnion Holding Co., Inc.	82,124	6,183,937
		36,566,242
Road & Rail - 0.8%
AMERCO	2,500	937,225
CSX Corp.	299,245	22,192,009
Kansas City Southern	145,900	16,918,564
Norfolk Southern Corp.	432,230	75,138,863
Ryder System, Inc.	46,800	3,596,112
Union Pacific Corp.	553,590	83,381,726
		202,164,499
Trading Companies & Distributors - 0.1%
Aircastle Ltd.	132,300	2,767,716
Fastenal Co.	187,646	10,951,021
HD Supply Holdings, Inc. (a)	167,900	7,654,561
United Rentals, Inc. (a)	12,385	1,930,450
		23,303,748

TOTAL INDUSTRIALS		2,054,169,700

INFORMATION TECHNOLOGY - 18.6%
Communications Equipment - 1.1%
Arris International PLC (a)	21,200	549,292
Cisco Systems, Inc.	4,439,109	212,056,237
Juniper Networks, Inc.	509,100	14,473,713
Motorola Solutions, Inc.	375,271	48,169,786
		275,249,028
Electronic Equipment & Components - 0.3%
Amphenol Corp. Class A	220,600	20,864,348
Arrow Electronics, Inc. (a)	61,800	4,791,354
CDW Corp.	18,900	1,654,884
Chroma ATE, Inc.	603,600	3,336,275
Corning, Inc.	338,000	11,326,380
Dell Technologies, Inc. (a)	107,609	10,348,758
E Ink Holdings, Inc.	138,000	165,154
Flextronics International Ltd. (a)	150,300	2,072,637
Jabil, Inc.	100,800	2,979,648
Keysight Technologies, Inc. (a)	60,100	3,899,889
Tech Data Corp. (a)	47,100	3,426,525
Trimble, Inc. (a)	169,300	7,127,530
Vishay Intertechnology, Inc.	143,700	3,420,060
		75,413,442
Internet Software & Services - 3.6%
Alibaba Group Holding Ltd. sponsored ADR (a)	39,800	6,965,398
Alphabet, Inc.:
Class A (a)	114,380	140,893,284
Class C (a)	345,115	420,415,642
Benefitfocus, Inc. (a)	92,000	4,057,200
eBay, Inc. (a)	665,799	23,043,303
Envestnet, Inc. (a)	100	6,320
Facebook, Inc. Class A (a)	1,596,163	280,493,724
GoDaddy, Inc. (a)	44,100	3,592,386
LogMeIn, Inc.	33,700	2,896,515
NetEase, Inc. ADR	34,900	6,900,079
New Relic, Inc. (a)	14,800	1,520,848
Spotify Technology SA (a)	114,429	21,686,584
Tencent Holdings Ltd.	56,900	2,445,970
Twitter, Inc. (a)	6,980	245,556
Velti PLC (a)(e)(f)	147,198	88
Xunlei Ltd. sponsored ADR (a)	190,300	1,811,656
Yahoo!, Inc. (a)	319,188	22,199,525
		939,174,078
IT Services - 2.5%
Accenture PLC Class A	291,110	49,217,968
Alliance Data Systems Corp.	95,251	22,724,984
Amdocs Ltd.	266,687	17,409,327
Automatic Data Processing, Inc.	136,900	20,090,075
Cognizant Technology Solutions Corp. Class A	83,900	6,580,277
DXC Technology Co.	233,802	21,297,024
Fidelity National Information Services, Inc.	259,000	28,016,030
First Data Corp. Class A (a)	372,150	9,571,698
Fiserv, Inc. (a)	5,790	463,605
FleetCor Technologies, Inc. (a)	30,900	6,604,566
Gartner, Inc. (a)	92,800	13,897,728
Global Payments, Inc.	1,755	218,638
IBM Corp.	188,000	27,538,240
MasterCard, Inc. Class A	348,170	75,051,525
PayPal Holdings, Inc. (a)	924,422	85,351,883
Perspecta, Inc.	11,266	262,047
Square, Inc. (a)	94,900	8,411,936
The Western Union Co.	204,200	3,863,464
Visa, Inc. Class A	1,646,224	241,813,843
Worldpay, Inc. (a)	205,787	20,041,596
		658,426,454
Semiconductors & Semiconductor Equipment - 2.8%
Advanced Micro Devices, Inc. (a)	338,900	8,530,113
ams AG	97,080	7,690,278
Analog Devices, Inc.	335,141	33,128,688
Applied Materials, Inc.	499,376	21,483,156
ASM Pacific Technology Ltd.	301,000	3,175,385
Broadcom, Inc.	276,586	60,580,632
Cirrus Logic, Inc. (a)	51,700	2,272,215
Cree, Inc. (a)	66,900	3,218,559
First Solar, Inc. (a)	10,500	546,840
Himax Technologies, Inc. sponsored ADR	667,400	4,291,382
Intel Corp.	1,138,000	55,113,340
International Quantum Epitaxy PLC (a)(b)	959,705	1,211,860
KLA-Tencor Corp.	257,099	29,877,475
Lam Research Corp.	230,600	39,914,554
MACOM Technology Solutions Holdings, Inc. (a)(b)	119,700	2,759,085
Marvell Technology Group Ltd.	1,359,800	28,120,664
Maxim Integrated Products, Inc.	106,700	6,452,149
Microchip Technology, Inc.	580,488	49,939,383
Micron Technology, Inc. (a)	6,025	316,433
Monolithic Power Systems, Inc.	21,300	3,192,231
Nanya Technology Corp.	2,824,000	6,418,600
NVIDIA Corp.	416,637	116,941,673
NXP Semiconductors NV (a)	200,700	18,693,198
ON Semiconductor Corp. (a)	145,400	3,102,836
Qorvo, Inc. (a)	34,600	2,771,114
Qualcomm, Inc.	1,360,221	93,460,785
Semtech Corp. (a)	50,800	3,035,300
Silicon Laboratories, Inc. (a)	9,200	901,600
Skyworks Solutions, Inc.	37,900	3,460,270
SolarEdge Technologies, Inc. (a)	2,100	100,695
Teradyne, Inc.	24,800	1,021,512
Texas Instruments, Inc.	999,958	112,395,279
		724,117,284
Software - 5.4%
Activision Blizzard, Inc.	1,043,147	75,210,899
Adobe Systems, Inc. (a)	142,685	37,598,924
Autodesk, Inc. (a)	163,500	25,236,225
Black Knight, Inc. (a)	154,666	8,259,164
Citrix Systems, Inc. (a)	142,700	16,270,654
Electronic Arts, Inc. (a)	656,258	74,426,220
Intuit, Inc.	130,865	28,720,942
Microsoft Corp.	7,163,548	804,681,347
Nintendo Co. Ltd.	16,900	6,083,158
Nintendo Co. Ltd. ADR	106,800	4,800,660
Oracle Corp.	1,236,713	60,079,518
Parametric Technology Corp. (a)	207,700	20,757,538
Paylocity Holding Corp. (a)	24,000	1,906,560
Red Hat, Inc. (a)	340,645	50,323,486
Salesforce.com, Inc. (a)	592,323	90,435,876
SAP SE sponsored ADR	89,200	10,680,808
ServiceNow, Inc. (a)	51,540	10,120,394
Snap, Inc. Class A (a)	92,800	1,011,520
Symantec Corp.	1,276,403	25,732,284
Synopsys, Inc. (a)	5,000	510,700
Take-Two Interactive Software, Inc. (a)	248,002	33,123,147
VMware, Inc. Class A (a)	89,400	13,701,444
Workday, Inc. Class A (a)	72,945	11,272,920
Zendesk, Inc. (a)	53,400	3,678,726
		1,414,623,114
Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	2,989,648	680,533,574
Hewlett Packard Enterprise Co.	1,329,200	21,971,676
HP, Inc.	547,600	13,498,340
NCR Corp. (a)	104,900	2,980,209
NetApp, Inc.	111,940	9,717,511
Seagate Technology LLC	111,500	5,969,710
Western Digital Corp.	162,872	10,300,025
Xerox Corp.	113,850	3,171,861
		748,142,906

TOTAL INFORMATION TECHNOLOGY		4,835,146,306

MATERIALS - 1.9%
Chemicals - 1.2%
Air Products & Chemicals, Inc.	125,500	20,869,395
Cabot Corp.	50,500	3,278,460
Celanese Corp. Class A	69,700	8,143,051
CF Industries Holdings, Inc.	200,000	10,390,000
DowDuPont, Inc.	1,981,995	138,997,309
Eastman Chemical Co.	114,900	11,148,747
Ecolab, Inc.	78,200	11,767,536
Huntsman Corp.	210,400	6,415,096
LyondellBasell Industries NV Class A	435,300	49,093,134
PPG Industries, Inc.	237,213	26,221,525
RPM International, Inc.	86,000	5,805,000
Sherwin-Williams Co.	27,400	12,482,892
Trinseo SA	47,700	3,680,055
Valvoline, Inc.	131,779	2,835,884
Westlake Chemical Corp.	16,702	1,579,508
		312,707,592
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	94,700	18,818,784
Vulcan Materials Co.	83,193	9,217,784
		28,036,568
Containers & Packaging - 0.5%
Avery Dennison Corp.	3,300	347,094
Ball Corp.	329,082	13,781,954
Berry Global Group, Inc. (a)	993,518	47,420,614
Crown Holdings, Inc. (a)	259,731	11,119,084
International Paper Co.	337,200	17,244,408
Owens-Illinois, Inc. (a)	162,800	2,876,676
Packaging Corp. of America	107,600	11,827,392
Sealed Air Corp.	186,400	7,476,504
Sonoco Products Co.	11,800	661,272
WestRock Co.	219,586	12,094,797
		124,849,795
Metals & Mining - 0.1%
Alcoa Corp. (a)	162,300	7,249,941
BHP Billiton Ltd. sponsored ADR (b)	167,200	8,032,288
First Quantum Minerals Ltd.	269,300	3,378,116
Newmont Mining Corp.	53,500	1,660,105
Nucor Corp.	40,300	2,518,750
Reliance Steel & Aluminum Co.	9,200	808,588
Southern Copper Corp.	81,800	3,569,752
Steel Dynamics, Inc.	39,505	1,806,564
		29,024,104
Paper & Forest Products - 0.0%
Domtar Corp.	62,600	3,186,340
Schweitzer-Mauduit International, Inc.	75,400	3,068,026
		6,254,366

TOTAL MATERIALS		500,872,425

REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.5%
American Homes 4 Rent Class A	68,100	1,579,920
American Tower Corp.	233,000	34,744,960
AvalonBay Communities, Inc.	116,861	21,419,453
Boston Properties, Inc.	51,600	6,731,220
Colony NorthStar, Inc.	98,342	602,836
Corporate Office Properties Trust (SBI)	102,900	3,167,262
Corrections Corp. of America	42,700	1,105,503
Crown Castle International Corp.	747,052	85,186,340
DDR Corp.	166,350	2,327,237
Equinix, Inc.	72,300	31,532,199
Equity Lifestyle Properties, Inc.	14,200	1,375,696
Equity Residential (SBI)	127,400	8,631,350
Front Yard Residential Corp. Class B	255,300	3,119,766
Gaming & Leisure Properties	15,800	565,482
Healthcare Trust of America, Inc.	75,600	2,159,892
Hospitality Properties Trust (SBI)	168,700	4,890,613
Host Hotels & Resorts, Inc.	133,600	2,876,408
InfraReit, Inc.	500	10,445
JBG SMITH Properties	65,850	2,466,741
Mack-Cali Realty Corp.	141,800	3,096,912
Medical Properties Trust, Inc.	240,400	3,618,020
Mid-America Apartment Communities, Inc.	138,350	14,327,526
Omega Healthcare Investors, Inc.	108,400	3,582,620
Outfront Media, Inc.	55,500	1,102,785
Pennsylvania Real Estate Investment Trust (SBI) (b)	65,000	663,000
Piedmont Office Realty Trust, Inc. Class A	128,500	2,549,440
Prologis, Inc.	846,425	56,862,832
Public Storage	81,600	17,346,528
Regency Centers Corp.	97,700	6,451,131
Simon Property Group, Inc.	49,500	9,059,985
SL Green Realty Corp.	88,737	9,264,143
Spirit MTA REIT	31,170	334,142
Spirit Realty Capital, Inc.	311,700	2,608,929
Store Capital Corp.	97,400	2,806,094
Sun Communities, Inc.	13,600	1,403,248
The Macerich Co.	27,400	1,609,476
Ventas, Inc.	198,970	11,912,334
VEREIT, Inc.	572,100	4,473,822
Vornado Realty Trust	309,990	23,869,230
Weyerhaeuser Co.	171,521	5,953,494
		397,389,014
Real Estate Management & Development - 0.0%
Brookfield Property Partners LP	12,784	255,424
CBRE Group, Inc. (a)	13,914	679,142
Cushman & Wakefield PLC	103,500	1,827,810
Howard Hughes Corp. (a)	1,600	208,592
Jones Lang LaSalle, Inc.	5,800	884,616
Retail Value, Inc. (a)	16,635	594,202
		4,449,786

TOTAL REAL ESTATE		401,838,800

TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.	1,255,364	40,096,326
Verizon Communications, Inc.	4,200,347	228,372,866
Zayo Group Holdings, Inc. (a)	42,800	1,483,448
		269,952,640
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	344,367	22,741,997

TOTAL TELECOMMUNICATION SERVICES		292,694,637

UTILITIES - 2.1%
Electric Utilities - 1.4%
American Electric Power Co., Inc.	287,363	20,612,548
Duke Energy Corp.	222,670	18,089,711
Edison International	48,800	3,207,624
Entergy Corp.	284,412	23,773,999
Evergy, Inc.	181,865	10,375,398
Eversource Energy	234,400	14,633,592
Exelon Corp.	780,800	34,128,768
FirstEnergy Corp.	412,300	15,411,774
NextEra Energy, Inc.	1,070,702	182,126,410
OGE Energy Corp.	20,000	736,600
PG&E Corp.	222,700	10,284,286
Pinnacle West Capital Corp.	13,300	1,044,715
Southern Co.	409,200	17,914,776
Vistra Energy Corp. (a)	36,642	862,553
Xcel Energy, Inc.	497,385	23,899,349
		377,102,103
Gas Utilities - 0.0%
Atmos Energy Corp.	80,200	7,396,846
Indraprastha Gas Ltd.	4,402	18,004
South Jersey Industries, Inc.	46,000	1,526,280
UGI Corp.	17,400	940,470
		9,881,600
Independent Power and Renewable Electricity Producers - 0.2%
NextEra Energy Partners LP	36,400	1,765,400
NRG Energy, Inc.	935,974	33,124,120
The AES Corp.	351,300	4,728,498
		39,618,018
Multi-Utilities - 0.4%
Ameren Corp.	30,700	1,941,161
Avangrid, Inc.	40,600	2,003,204
Dominion Resources, Inc.	74,000	5,236,980
DTE Energy Co.	151,331	16,818,927
National Grid PLC	1,135,067	11,919,617
NiSource, Inc.	717,730	19,428,951
Public Service Enterprise Group, Inc.	147,000	7,695,450
SCANA Corp.	53,300	2,043,522
Sempra Energy	325,552	37,790,076
WEC Energy Group, Inc.	40,000	2,703,200
		107,581,088
Water Utilities - 0.1%
American Water Works Co., Inc.	171,714	15,030,126

TOTAL UTILITIES		549,212,935

TOTAL COMMON STOCKS
(Cost $13,246,891,955)		20,042,465,346

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
The Honest Co., Inc. Series D (a)(e)(f)	32,084	629,000
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. Series A, 6.125%	37,600	2,466,955
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $3,348,003)		3,095,955

Equity Funds - 21.0%
Large Blend Funds - 10.6%
Fidelity SAI U.S. Large Cap Index Fund (g)	34,115,213	535,608,838
JPMorgan U.S. Large Cap Core Plus Fund Select Class (h)	56,140,280	1,836,348,552
PIMCO StocksPLUS Absolute Return Fund Institutional Class	33,338,063	389,721,960

TOTAL LARGE BLEND FUNDS		2,761,679,350

Large Growth Funds - 10.0%
Fidelity Growth Company Fund (g)	2,955,525	64,105,337
Fidelity SAI U.S. Momentum Index Fund (g)	19,658,778	275,419,483
Fidelity SAI U.S. Quality Index Fund (g)	153,327,167	2,272,308,625

TOTAL LARGE GROWTH FUNDS		2,611,833,445

Sector Funds - 0.4%
iShares NASDAQ Biotechnology Index ETF (b)	368,700	45,051,453
SPDR S&P Biotech ETF (b)	442,454	44,307,344

TOTAL SECTOR FUNDS		89,358,797

TOTAL EQUITY FUNDS
(Cost $3,820,044,146)		5,462,871,592
	Principal Amount

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.04% to 2.09% 11/29/18 to 12/20/18 (i)
(Cost $11,720,751)	11,784,000	11,722,563
	Shares

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 1.97% (j)	70,314,221	70,328,283
Fidelity Securities Lending Cash Central Fund 1.98% (j)(k)	67,864,591	67,871,378
Invesco Government & Agency Portfolio Institutional Class 1.85% (l)	214,754,129	214,754,129
TOTAL MONEY MARKET FUNDS
(Cost $352,952,712)		352,953,790
TOTAL INVESTMENT IN SECURITIES - 99.3%
(Cost $17,434,957,567)		25,873,109,246
NET OTHER ASSETS (LIABILITIES) - 0.7%		195,045,109
NET ASSETS - 100%		$26,068,154,355

Written Options
	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Call Options
Charles Schwab Corp.	Chicago Board Options Exchange	453	$2,300,787	$60.00	9/21/18	$(453)
TJX Companies, Inc.	Chicago Board Options Exchange	454	4,992,638	97.50	10/19/18	(601,550)
TOTAL WRITTEN OPTIONS						$(602,003)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	2,004	Sept. 2018	$290,790,420	$408,626	$408,626

The notional amount of futures purchased as a percentage of Net Assets is 1.1%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $7,293,425.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $873,908 or 0.0% of net assets.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,377,204 or 0.0% of net assets.

 (f) Level 3 security

 (g) Affiliated Fund

 (h) The JPMorgan U.S. Large Cap Core Plus Fund seeks to provide a high total return from a portfolio of selected equity securities which includes both long and short positions.

 (i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $591,317.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Investment made with cash collateral received from securities on loan.

 (l) The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Amneal Pharmaceuticals, Inc.	5/4/18	$1,381,087
The Honest Co., Inc. Series D	8/12/15	$1,468,003
Velti PLC	4/19/13	$220,797

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$191,224
Fidelity Securities Lending Cash Central Fund	230,522
Total	$421,746

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Growth Company Fund	$58,661,260	$--	$--	$--	$--	$5,444,077	$64,105,337
Fidelity SAI U.S. Large Cap Index Fund	728,688,694	222,722,267	455,655,182	--	9,807,022	30,046,037	535,608,838
Fidelity SAI U.S. Momentum Index Fund	256,743,644	--	--	--	--	18,675,839	275,419,483
Fidelity SAI U.S. Quality Index Fund	1,901,390,732	200,000,016	--	--	--	170,917,877	2,272,308,625
Total	$2,945,484,330	$422,722,283	$455,655,182	$--	$9,807,022	$225,083,830	$3,147,442,283

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,578,525,550	$2,577,896,550	$--	$629,000
Consumer Staples	1,100,744,884	1,100,744,884	--	--
Energy	1,301,972,977	1,301,972,977	--	--
Financials	3,360,837,601	3,360,113,141	724,460	--
Health Care	3,069,545,486	3,026,142,839	43,402,647	--
Industrials	2,054,169,700	2,054,169,700	--	--
Information Technology	4,835,146,306	4,826,617,090	8,529,128	88
Materials	500,872,425	500,872,425	--	--
Real Estate	401,838,800	401,838,800	--	--
Telecommunication Services	292,694,637	292,694,637	--	--
Utilities	549,212,935	549,212,935	--	--
Equity Funds	5,462,871,592	5,462,871,592	--	--
Other Short-Term Investments and Net Other Assets	11,722,563	--	11,722,563	--
Money Market Funds	352,953,790	352,953,790	--	--
Total Investments in Securities:	$25,873,109,246	$25,808,101,360	$64,378,798	$629,088
Derivative Instruments:
Assets
Futures Contracts	$408,626	$408,626	$--	$--
Total Assets	$408,626	$408,626	$--	$--
Liabilities
Written Options	$(602,003)	$(602,003)	$--	$--
Total Liabilities	$(602,003)	$(602,003)	$--	$--
Total Derivative Instruments:	$(193,377)	$(193,377)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Value Multi-Manager Fund

August 31, 2018

MMV-QTLY-1018
1.931580.106

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 84.1%
	Shares	Value
CONSUMER DISCRETIONARY - 7.9%
Auto Components - 0.8%
Aptiv PLC	210	$18,482
BorgWarner, Inc.	1,275	55,807
Gentex Corp.	229	5,354
Lear Corp.	357	57,905
The Goodyear Tire & Rubber Co.	1,700	38,573
		176,121
Automobiles - 0.8%
Ford Motor Co.	4,100	38,868
General Motors Co.	2,982	107,501
Harley-Davidson, Inc.	916	39,040
		185,409
Distributors - 0.0%
Genuine Parts Co.	98	9,785
Hotels, Restaurants & Leisure - 0.5%
Brinker International, Inc.	400	17,712
Carnival Corp.	445	27,363
Hyatt Hotels Corp. Class A	30	2,321
Las Vegas Sands Corp.	196	12,822
Norwegian Cruise Line Holdings Ltd. (a)	178	9,543
Royal Caribbean Cruises Ltd.	178	21,819
U.S. Foods Holding Corp. (a)	54	1,760
Wyndham Destinations, Inc.	300	13,260
Wyndham Hotels & Resorts, Inc.	300	17,025
		123,625
Household Durables - 1.4%
D.R. Horton, Inc.	252	11,217
Garmin Ltd.	149	10,153
Leggett & Platt, Inc.	88	3,999
Lennar Corp.:
Class A	1,820	94,039
Class B	38	1,603
PulteGroup, Inc.	1,747	48,829
Sony Corp. sponsored ADR	1,950	110,819
Whirlpool Corp.	300	37,494
		318,153
Leisure Products - 0.0%
Brunswick Corp.	73	4,849
Media - 1.2%
CBS Corp. Class B	228	12,089
Comcast Corp. Class A	1,138	42,095
Gannett Co., Inc.	600	6,168
Interpublic Group of Companies, Inc.	320	7,472
Omnicom Group, Inc.	152	10,537
Tegna, Inc.	1,200	13,968
The Madison Square Garden Co. (a)	15	4,529
The Walt Disney Co.	1,226	137,337
Viacom, Inc. Class B (non-vtg.)	1,135	33,233
		267,428
Multiline Retail - 1.5%
Dillard's, Inc. Class A	300	23,574
Dollar General Corp.	205	22,085
Dollar Tree, Inc. (a)	159	12,801
Kohl's Corp.	1,226	96,989
Macy's, Inc.	692	25,293
Nordstrom, Inc.	139	8,736
Target Corp.	1,653	144,638
		334,116
Specialty Retail - 1.6%
AutoZone, Inc. (a)	23	17,638
Best Buy Co., Inc.	1,044	83,061
CarMax, Inc. (a)	151	11,786
Foot Locker, Inc.	76	3,747
Gap, Inc.	324	9,833
Home Depot, Inc.	580	116,447
Lowe's Companies, Inc.	621	67,534
Penske Automotive Group, Inc.	800	42,104
Williams-Sonoma, Inc.	20	1,405
		353,555
Textiles, Apparel & Luxury Goods - 0.1%
Carter's, Inc.	35	3,708
Hanesbrands, Inc.	35	614
Michael Kors Holdings Ltd. (a)	85	6,173
PVH Corp.	64	9,162
		19,657

TOTAL CONSUMER DISCRETIONARY		1,792,698

CONSUMER STAPLES - 5.4%
Beverages - 0.5%
The Coca-Cola Co.	2,472	110,177
Food & Staples Retailing - 2.3%
Kroger Co.	5,717	180,086
Walgreens Boots Alliance, Inc.	2,552	174,965
Walmart, Inc.	1,680	161,045
		516,096
Food Products - 1.8%
Archer Daniels Midland Co.	1,773	89,359
Bunge Ltd.	94	6,108
ConAgra Foods, Inc.	253	9,298
Ingredion, Inc.	300	30,321
Kellogg Co.	231	16,583
Mondelez International, Inc.	2,798	119,531
Pilgrim's Pride Corp. (a)	1,700	31,433
The J.M. Smucker Co.	495	51,173
Tyson Foods, Inc. Class A	700	43,967
		397,773
Household Products - 0.4%
Kimberly-Clark Corp.	587	67,822
Procter & Gamble Co.	243	20,157
		87,979
Personal Products - 0.4%
Unilever NV (NY Reg.)	1,790	102,889

TOTAL CONSUMER STAPLES		1,214,914

ENERGY - 6.8%
Energy Equipment & Services - 0.4%
Halliburton Co.	1,945	77,586
Helmerich & Payne, Inc.	91	5,967
National Oilwell Varco, Inc.	317	14,921
		98,474
Oil, Gas & Consumable Fuels - 6.4%
Antero Resources Corp. (a)	211	3,906
Apache Corp.	51	2,235
Carrizo Oil & Gas, Inc. (a)	2,500	60,550
Chevron Corp.	2,183	258,598
ConocoPhillips Co.	969	71,154
Devon Energy Corp.	331	14,210
EQT Corp.	72	3,673
Exxon Mobil Corp.	4,622	370,546
Hess Corp.	263	17,710
HollyFrontier Corp.	135	10,060
Marathon Oil Corp.	708	15,229
Marathon Petroleum Corp.	1,212	99,735
Murphy Oil Corp.	117	3,607
Newfield Exploration Co. (a)	133	3,628
Noble Energy, Inc.	120	3,566
PBF Energy, Inc. Class A	1,900	98,648
Phillips 66 Co.	1,493	176,935
Pioneer Natural Resources Co.	395	69,007
Valero Energy Corp.	1,350	159,138
		1,442,135

TOTAL ENERGY		1,540,609

FINANCIALS - 22.4%
Banks - 12.0%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	12,528	77,674
Bank of America Corp.	10,090	312,084
BB&T Corp.	1,549	80,021
BOK Financial Corp.	679	69,631
CIT Group, Inc.	109	5,912
Citigroup, Inc.	4,757	338,889
Citizens Financial Group, Inc.	1,806	74,335
Comerica, Inc.	123	11,990
Commerce Bancshares, Inc.	76	5,401
Cullen/Frost Bankers, Inc.	653	72,411
East West Bancorp, Inc.	1,541	97,684
Fifth Third Bancorp	2,188	64,393
Huntington Bancshares, Inc.	894	14,492
JPMorgan Chase & Co.	5,572	638,440
KeyCorp	2,784	58,659
M&T Bank Corp.	125	22,144
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	9,640	58,226
PNC Financial Services Group, Inc.	794	113,971
Prosperity Bancshares, Inc.	58	4,341
Regions Financial Corp.	5,845	113,744
SunTrust Banks, Inc.	1,590	116,960
Synovus Financial Corp.	96	4,806
U.S. Bancorp	1,377	74,509
Umpqua Holdings Corp.	142	3,039
Webster Financial Corp.	77	5,034
Wells Fargo & Co.	4,677	273,511
Western Alliance Bancorp. (a)	71	4,093
Zions Bancorporation	165	8,793
		2,725,187
Capital Markets - 3.1%
Ameriprise Financial, Inc.	1,417	201,157
Bank of New York Mellon Corp.	845	44,067
BlackRock, Inc. Class A	40	19,162
Brighthouse Financial, Inc. (a)	118	4,898
E*TRADE Financial Corp. (a)	215	12,655
Goldman Sachs Group, Inc.	517	122,948
Lazard Ltd. Class A	108	5,199
Legg Mason, Inc.	1,300	40,560
LPL Financial	22	1,457
Morgan Stanley	2,807	137,066
Northern Trust Corp.	161	17,301
Raymond James Financial, Inc.	101	9,397
State Street Corp.	706	61,358
T. Rowe Price Group, Inc.	189	21,903
The NASDAQ OMX Group, Inc.	108	10,308
		709,436
Consumer Finance - 2.0%
Ally Financial, Inc.	362	9,731
American Express Co.	723	76,624
Capital One Financial Corp.	2,198	217,800
Credit Acceptance Corp. (a)	13	5,937
Discover Financial Services	1,316	102,806
Navient Corp.	1,100	15,004
Santander Consumer U.S.A. Holdings, Inc.	300	6,474
Synchrony Financial	635	20,110
		454,486
Diversified Financial Services - 0.1%
Donnelley Financial Solutions, Inc. (a)	187	3,906
Jefferies Financial Group, Inc.	297	6,896
Voya Financial, Inc.	146	7,310
		18,112
Insurance - 4.7%
AFLAC, Inc.	1,650	76,296
Alleghany Corp.	13	8,213
Allstate Corp.	802	80,657
American Financial Group, Inc.	145	16,147
American International Group, Inc.	963	51,203
Aon PLC	163	23,726
Assurant, Inc.	400	41,128
Athene Holding Ltd. (a)	41	2,036
Axis Capital Holdings Ltd.	600	34,512
Chubb Ltd.	1,032	139,568
Cincinnati Financial Corp.	137	10,504
Everest Re Group Ltd.	167	37,244
FNF Group	195	7,820
Hartford Financial Services Group, Inc.	1,198	60,343
Lincoln National Corp.	1,282	84,074
Loews Corp.	274	13,785
Markel Corp. (a)	10	12,088
MetLife, Inc.	1,677	76,958
Progressive Corp.	145	9,792
Prudential Financial, Inc.	1,052	103,359
Reinsurance Group of America, Inc.	55	7,857
RenaissanceRe Holdings Ltd.	26	3,457
The Travelers Companies, Inc.	802	105,543
Torchmark Corp.	233	20,485
Unum Group	800	29,504
W.R. Berkley Corp.	101	7,904
		1,064,203
Mortgage Real Estate Investment Trusts - 0.3%
Annaly Capital Management, Inc.	5,300	56,286
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	2,100	42,693

TOTAL FINANCIALS		5,070,403

HEALTH CARE - 13.2%
Biotechnology - 3.6%
AbbVie, Inc.	2,643	253,675
Amgen, Inc.	1,814	362,455
Biogen, Inc. (a)	176	62,214
Gilead Sciences, Inc.	1,789	135,481
United Therapeutics Corp. (a)	11	1,353
		815,178
Health Care Equipment & Supplies - 1.1%
Danaher Corp.	1,289	133,463
Medtronic PLC	1,280	123,405
		256,868
Health Care Providers & Services - 3.1%
Acadia Healthcare Co., Inc. (a)	1,883	78,201
Aetna, Inc.	460	92,124
AmerisourceBergen Corp.	126	11,336
Anthem, Inc.	383	101,392
Cardinal Health, Inc.	400	20,876
Cigna Corp.	203	38,233
DaVita HealthCare Partners, Inc. (a)	152	10,532
Express Scripts Holding Co. (a)	1,272	111,961
HCA Holdings, Inc.	1,092	146,448
Laboratory Corp. of America Holdings (a)	85	14,694
McKesson Corp.	457	58,839
Quest Diagnostics, Inc.	104	11,438
		696,074
Pharmaceuticals - 5.4%
Bristol-Myers Squibb Co.	1,050	63,578
Johnson & Johnson	2,910	391,948
Mallinckrodt PLC (a)	1,200	41,352
Merck & Co., Inc.	2,793	191,572
Mylan NV (a)	447	17,491
Novartis AG sponsored ADR	1,040	86,330
Perrigo Co. PLC	117	8,952
Pfizer, Inc.	10,062	417,774
		1,218,997

TOTAL HEALTH CARE		2,987,117

INDUSTRIALS - 6.5%
Aerospace & Defense - 1.3%
General Dynamics Corp.	629	121,649
Huntington Ingalls Industries, Inc.	30	7,334
Spirit AeroSystems Holdings, Inc. Class A	795	67,973
Triumph Group, Inc.	700	14,560
United Technologies Corp.	628	82,708
		294,224
Air Freight & Logistics - 0.7%
FedEx Corp.	328	80,016
United Parcel Service, Inc. Class B	574	70,533
		150,549
Airlines - 0.9%
Alaska Air Group, Inc.	31	2,092
Delta Air Lines, Inc.	1,589	92,925
JetBlue Airways Corp. (a)	239	4,560
Southwest Airlines Co.	490	30,037
United Continental Holdings, Inc. (a)	885	77,367
		206,981
Building Products - 0.5%
Johnson Controls International PLC	2,900	109,533
Masco Corp.	200	7,594
		117,127
Commercial Services & Supplies - 0.1%
Deluxe Corp.	500	29,610
LSC Communications, Inc.	187	2,287
R.R. Donnelley & Sons Co.	500	2,530
Stericycle, Inc. (a)	8	494
		34,921
Electrical Equipment - 0.5%
Eaton Corp. PLC	1,267	105,338
Hubbell, Inc. Class B	37	4,675
		110,013
Industrial Conglomerates - 0.4%
Carlisle Companies, Inc.	51	6,467
Honeywell International, Inc.	597	94,959
		101,426
Machinery - 1.6%
AGCO Corp.	500	29,830
Allison Transmission Holdings, Inc.	117	5,810
Crane Co.	6	548
Cummins, Inc.	170	24,106
Dover Corp.	103	8,845
Ingersoll-Rand PLC	208	21,068
Oshkosh Corp.	1,400	98,364
PACCAR, Inc.	293	20,047
Parker Hannifin Corp.	655	115,018
Pentair PLC	120	5,218
Snap-On, Inc.	47	8,309
Trinity Industries, Inc.	413	14,802
		351,965
Road & Rail - 0.3%
AMERCO	16	5,998
Kansas City Southern	70	8,117
Norfolk Southern Corp.	146	25,381
Ryder System, Inc.	400	30,736
		70,232
Trading Companies & Distributors - 0.2%
Aircastle Ltd.	1,400	29,288
United Rentals, Inc. (a)	67	10,443
		39,731

TOTAL INDUSTRIALS		1,477,169

INFORMATION TECHNOLOGY - 13.5%
Communications Equipment - 1.7%
Arris International PLC (a)	140	3,627
Cisco Systems, Inc.	7,516	359,039
Juniper Networks, Inc.	233	6,624
Motorola Solutions, Inc.	128	16,430
		385,720
Electronic Equipment & Components - 1.2%
Arrow Electronics, Inc. (a)	573	44,425
CDW Corp.	124	10,857
Corning, Inc.	2,852	95,571
Dell Technologies, Inc. (a)	278	26,735
Flextronics International Ltd. (a)	1,600	22,064
Tech Data Corp. (a)	400	29,100
Vishay Intertechnology, Inc.	1,300	30,940
		259,692
Internet Software & Services - 0.5%
eBay, Inc. (a)	246	8,514
Twitter, Inc. (a)	2,650	93,227
		101,741
IT Services - 1.5%
Alliance Data Systems Corp.	46	10,975
DXC Technology Co.	233	21,224
IBM Corp.	1,172	171,675
PayPal Holdings, Inc. (a)	1,420	131,109
Perspecta, Inc.	81	1,884
The Western Union Co.	383	7,246
		344,113
Semiconductors & Semiconductor Equipment - 3.1%
Applied Materials, Inc.	1,200	51,624
Cirrus Logic, Inc. (a)	600	26,370
First Solar, Inc. (a)	70	3,646
Intel Corp.	7,501	363,273
KLA-Tencor Corp.	132	15,340
Lam Research Corp.	437	75,640
Microchip Technology, Inc.	1,420	122,163
Qorvo, Inc. (a)	100	8,009
Skyworks Solutions, Inc.	321	29,307
Teradyne, Inc.	163	6,714
		702,086
Software - 3.0%
Adobe Systems, Inc. (a)	824	217,132
ANSYS, Inc. (a)	705	131,116
Microsoft Corp.	1,620	181,975
Oracle Corp.	3,223	156,573
		686,796
Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	1,248	284,082
Hewlett Packard Enterprise Co.	2,909	48,086
HP, Inc.	3,671	90,490
NCR Corp. (a)	1,100	31,251
Seagate Technology LLC	900	48,186
Western Digital Corp.	500	31,620
Xerox Corp.	1,013	28,222
		561,937

TOTAL INFORMATION TECHNOLOGY		3,042,085

MATERIALS - 2.9%
Chemicals - 1.7%
Celanese Corp. Class A	113	13,202
Eastman Chemical Co.	719	69,765
Huntsman Corp.	1,682	51,284
LyondellBasell Industries NV Class A	1,066	120,223
PPG Industries, Inc.	1,168	129,111
Westlake Chemical Corp.	101	9,552
		393,137
Construction Materials - 0.4%
Martin Marietta Materials, Inc.	480	95,386
Containers & Packaging - 0.5%
Avery Dennison Corp.	22	2,314
International Paper Co.	824	42,139
Packaging Corp. of America	472	51,882
Sonoco Products Co.	78	4,371
WestRock Co.	111	6,114
		106,820
Metals & Mining - 0.2%
Newmont Mining Corp.	356	11,047
Nucor Corp.	265	16,563
Reliance Steel & Aluminum Co.	60	5,273
Steel Dynamics, Inc.	198	9,055
		41,938
Paper & Forest Products - 0.1%
Domtar Corp.	500	25,450

TOTAL MATERIALS		662,731

REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.4%
DDR Corp.	3,050	42,670
Equity Lifestyle Properties, Inc.	533	51,637
Hospitality Properties Trust (SBI)	1,100	31,889
Host Hotels & Resorts, Inc.	2,400	51,672
Mack-Cali Realty Corp.	1,000	21,840
Medical Properties Trust, Inc.	1,100	16,555
Sun Communities, Inc.	504	52,003
VEREIT, Inc.	5,100	39,882
		308,148
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	45	2,196
Howard Hughes Corp. (a)	11	1,434
Jones Lang LaSalle, Inc.	38	5,796
Retail Value, Inc. (a)	305	10,895
		20,321

TOTAL REAL ESTATE		328,469

TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.	3,300	105,402
Verizon Communications, Inc.	5,300	288,161
		393,563
UTILITIES - 2.3%
Electric Utilities - 1.5%
American Electric Power Co., Inc.	385	27,616
Duke Energy Corp.	467	37,939
Entergy Corp.	900	75,231
Eversource Energy	249	15,545
Exelon Corp.	1,900	83,049
FirstEnergy Corp.	2,000	74,760
OGE Energy Corp.	133	4,898
Pinnacle West Capital Corp.	87	6,834
Xcel Energy, Inc.	368	17,682
		343,554
Gas Utilities - 0.4%
National Fuel Gas Co.	1,462	81,185
UGI Corp.	115	6,216
		87,401
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	1,233	16,596
Multi-Utilities - 0.3%
Ameren Corp.	202	12,772
DTE Energy Co.	140	15,560
Public Service Enterprise Group, Inc.	421	22,039
WEC Energy Group, Inc.	263	17,774
		68,145

TOTAL UTILITIES		515,696

TOTAL COMMON STOCKS
(Cost $12,576,367)		19,025,454

Equity Funds - 15.0%
Large Value Funds - 15.0%
Fidelity Large Cap Value Index Fund Premium Class (b)
(Cost $3,293,965)	269,849	3,383,892

Money Market Funds - 0.7%
Invesco Government & Agency Portfolio Institutional Class 1.85% (c)	10	10
State Street Institutional U.S. Government Money Market Fund Premier Class 1.87% (c)	170,455	170,455
TOTAL MONEY MARKET FUNDS
(Cost $170,465)		170,465
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $16,040,797)		22,579,811
NET OTHER ASSETS (LIABILITIES) - 0.2%		40,264
NET ASSETS - 100%		$22,620,075

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Large Cap Value Index Fund Premium Class	$--	$3,780,313	$485,662	$--	$(686)	$89,927	$3,383,892
Total	$--	$3,780,313	$485,662	$--	$(686)	$89,927	$3,383,892

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Core Multi-Manager Fund

August 31, 2018

MMC-QTLY-1018
1.931548.106

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.8%
	Shares	Value
CONSUMER DISCRETIONARY - 12.1%
Auto Components - 0.1%
BorgWarner, Inc.	2,123	$92,924
Automobiles - 0.3%
Ford Motor Co.	15,834	150,106
General Motors Co.	445	16,042
		166,148
Hotels, Restaurants & Leisure - 0.5%
Starbucks Corp.	2,735	146,186
Yum! Brands, Inc.	1,594	138,503
		284,689
Household Durables - 0.5%
Lennar Corp. Class A	5,641	291,470
Internet & Direct Marketing Retail - 3.1%
Amazon.com, Inc. (a)	838	1,686,651
The Booking Holdings, Inc. (a)	93	181,494
		1,868,145
Media - 4.0%
Charter Communications, Inc. Class A (a)	1,194	370,618
Comcast Corp. Class A	20,955	775,125
DISH Network Corp. Class A (a)	2,562	90,567
Liberty Media Corp. Liberty SiriusXM Series A (a)	2,393	111,849
The Walt Disney Co.	6,210	695,644
Twenty-First Century Fox, Inc. Class A	2,134	96,884
Vivendi SA	12,268	318,266
		2,458,953
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	2,519	202,805
Target Corp.	232	20,300
		223,105
Specialty Retail - 2.8%
Home Depot, Inc.	5,095	1,022,923
Lowe's Companies, Inc.	1,277	138,874
O'Reilly Automotive, Inc. (a)	900	301,878
Ross Stores, Inc.	2,159	206,789
TJX Companies, Inc. (b)	446	49,047
		1,719,511
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc. Class B	1,653	135,877
PVH Corp.	728	104,220
		240,097

TOTAL CONSUMER DISCRETIONARY		7,345,042

CONSUMER STAPLES - 4.7%
Beverages - 1.4%
Molson Coors Brewing Co. Class B	2,250	150,165
PepsiCo, Inc.	3,016	337,822
The Coca-Cola Co.	8,878	395,692
		883,679
Food & Staples Retailing - 0.5%
Walmart, Inc.	3,493	334,839
Food Products - 0.7%
Mondelez International, Inc.	6,883	294,042
The Kraft Heinz Co.	2,203	128,369
		422,411
Household Products - 0.3%
Kimberly-Clark Corp.	100	11,554
Procter & Gamble Co.	1,821	151,052
		162,606
Personal Products - 0.6%
Estee Lauder Companies, Inc. Class A	2,454	343,854
Tobacco - 1.2%
Altria Group, Inc.	6,097	356,796
British American Tobacco PLC sponsored ADR	1,556	75,279
Philip Morris International, Inc.	3,529	274,874
		706,949

TOTAL CONSUMER STAPLES		2,854,338

ENERGY - 6.6%
Energy Equipment & Services - 0.1%
Baker Hughes, a GE Co. Class A	1,089	35,904
Schlumberger Ltd.	225	14,211
		50,115
Oil, Gas & Consumable Fuels - 6.5%
BP PLC sponsored ADR	2,657	113,932
Cenovus Energy, Inc. (Canada)	7,700	71,395
Chevron Corp.	7,420	878,973
Denbury Resources, Inc. (a)	22,548	125,592
Diamondback Energy, Inc.	1,704	206,320
EOG Resources, Inc.	4,203	496,921
Equinor ASA sponsored ADR	2,200	56,694
Exxon Mobil Corp.	3,909	313,385
Imperial Oil Ltd.	1,013	31,570
Marathon Petroleum Corp.	3,340	274,849
Occidental Petroleum Corp.	7,338	586,086
Parsley Energy, Inc. Class A (a)	3,504	97,306
Pioneer Natural Resources Co.	1,748	305,376
Suncor Energy, Inc.	4,247	174,827
The Williams Companies, Inc.	741	21,926
Valero Energy Corp.	1,612	190,023
		3,945,175

TOTAL ENERGY		3,995,290

FINANCIALS - 14.7%
Banks - 8.7%
Bank of America Corp.	43,130	1,334,011
Citigroup, Inc.	14,310	1,019,444
JPMorgan Chase & Co.	7,560	866,225
PNC Financial Services Group, Inc.	673	96,602
SunTrust Banks, Inc.	5,117	376,407
SVB Financial Group (a)	443	142,978
U.S. Bancorp	9,739	526,977
Wells Fargo & Co.	16,386	958,253
		5,320,897
Capital Markets - 2.4%
Bank of New York Mellon Corp.	4,780	249,277
Charles Schwab Corp. (b)	4,313	219,057
Goldman Sachs Group, Inc.	63	14,982
IntercontinentalExchange, Inc.	2,612	199,113
KKR & Co. LP	7,063	184,203
Morgan Stanley	8,890	434,099
State Street Corp.	1,653	143,662
		1,444,393
Consumer Finance - 0.5%
Capital One Financial Corp.	2,911	288,451
Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc. Class B (a)	4,525	944,458
Insurance - 1.6%
American International Group, Inc.	5,294	281,482
Chubb Ltd.	94	12,713
Hartford Financial Services Group, Inc.	3,878	195,335
Lincoln National Corp.	2,210	144,932
Marsh & McLennan Companies, Inc.	398	33,683
MetLife, Inc.	744	34,142
Principal Financial Group, Inc.	2,644	145,922
Progressive Corp.	1,626	109,804
The Travelers Companies, Inc.	13	1,711
		959,724

TOTAL FINANCIALS		8,957,923

HEALTH CARE - 14.4%
Biotechnology - 1.1%
Alexion Pharmaceuticals, Inc. (a)	538	65,765
Amgen, Inc.	330	65,937
Biogen, Inc. (a)	406	143,517
Gilead Sciences, Inc.	2,209	167,288
Intercept Pharmaceuticals, Inc. (a)	300	33,540
Vertex Pharmaceuticals, Inc. (a)	1,192	219,805
		695,852
Health Care Equipment & Supplies - 3.7%
Abbott Laboratories	6,558	438,337
Becton, Dickinson & Co.	770	201,640
Boston Scientific Corp. (a)	19,003	675,747
Danaher Corp.	157	16,256
Medtronic PLC	7,048	679,498
Zimmer Biomet Holdings, Inc.	1,987	245,653
		2,257,131
Health Care Providers & Services - 3.9%
Anthem, Inc.	254	67,241
Cardinal Health, Inc.	496	25,886
Cigna Corp.	2,924	550,706
CVS Health Corp.	2,090	157,252
Humana, Inc.	861	286,937
McKesson Corp.	563	72,486
UnitedHealth Group, Inc.	4,531	1,216,392
		2,376,900
Pharmaceuticals - 5.7%
Allergan PLC	1,866	357,731
AstraZeneca PLC sponsored ADR	840	32,206
Bayer AG	460	42,929
Bristol-Myers Squibb Co.	1,815	109,898
Eli Lilly & Co.	3,078	325,191
GlaxoSmithKline PLC sponsored ADR	3,361	136,121
Johnson & Johnson	7,574	1,020,142
Merck & Co., Inc.	7,606	521,696
Novartis AG sponsored ADR	176	14,610
Pfizer, Inc.	13,594	564,423
Sanofi SA	498	42,765
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,283	29,394
Zoetis, Inc. Class A	2,598	235,379
		3,432,485

TOTAL HEALTH CARE		8,762,368

INDUSTRIALS - 10.5%
Aerospace & Defense - 3.7%
General Dynamics Corp.	1,436	277,722
Northrop Grumman Corp.	4,879	1,456,333
United Technologies Corp.	4,095	539,312
		2,273,367
Air Freight & Logistics - 0.3%
FedEx Corp.	123	30,006
United Parcel Service, Inc. Class B	1,133	139,223
		169,229
Airlines - 0.6%
Delta Air Lines, Inc.	6,601	386,026
Building Products - 0.5%
Allegion PLC	2,195	191,448
Masco Corp.	2,935	111,442
		302,890
Electrical Equipment - 0.5%
Eaton Corp. PLC	3,378	280,847
Industrial Conglomerates - 2.3%
General Electric Co.	12,579	162,772
Honeywell International, Inc.	7,684	1,222,217
		1,384,989
Machinery - 1.0%
Caterpillar, Inc.	1,463	203,138
Deere & Co.	1,079	155,160
Stanley Black & Decker, Inc.	2,017	283,449
		641,747
Road & Rail - 1.6%
Norfolk Southern Corp.	2,573	447,290
Union Pacific Corp.	3,438	517,832
		965,122

TOTAL INDUSTRIALS		6,404,217

INFORMATION TECHNOLOGY - 23.1%
Communications Equipment - 0.6%
Cisco Systems, Inc.	7,904	377,574
Internet Software & Services - 5.6%
Alphabet, Inc.:
Class A (a)	272	335,050
Class C (a)	1,694	2,063,614
eBay, Inc. (a)	3,511	121,516
Facebook, Inc. Class A (a)	4,180	734,551
Spotify Technology SA (a)	643	121,861
Velti PLC (a)(c)(d)	976	1
		3,376,593
IT Services - 3.0%
Accenture PLC Class A	120	20,288
Alliance Data Systems Corp.	701	167,245
Automatic Data Processing, Inc.	1,173	172,138
IBM Corp.	83	12,158
MasterCard, Inc. Class A	249	53,674
PayPal Holdings, Inc. (a)	5,254	485,102
Visa, Inc. Class A	6,336	930,695
		1,841,300
Semiconductors & Semiconductor Equipment - 3.6%
Analog Devices, Inc.	3,457	341,724
Applied Materials, Inc.	421	18,111
Broadcom, Inc.	1,178	258,017
Microchip Technology, Inc.	1,697	145,993
NVIDIA Corp.	1,687	473,507
Qualcomm, Inc.	5,022	345,062
Texas Instruments, Inc.	5,313	597,181
		2,179,595
Software - 6.3%
Activision Blizzard, Inc.	1,322	95,316
Adobe Systems, Inc. (a)	219	57,709
Electronic Arts, Inc. (a)	1,245	141,195
Microsoft Corp.	24,695	2,773,989
Oracle Corp.	2,597	126,162
Salesforce.com, Inc. (a)	2,167	330,858
SAP SE sponsored ADR	359	42,987
Take-Two Interactive Software, Inc. (a)	1,261	168,419
Workday, Inc. Class A (a)	630	97,360
		3,833,995
Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	10,638	2,421,528

TOTAL INFORMATION TECHNOLOGY		14,030,585

MATERIALS - 2.2%
Chemicals - 1.1%
DowDuPont, Inc.	8,968	628,926
LyondellBasell Industries NV Class A	448	50,525
		679,451
Construction Materials - 0.2%
Vulcan Materials Co.	858	95,066
Containers & Packaging - 0.8%
Berry Global Group, Inc. (a)	5,590	266,811
Crown Holdings, Inc. (a)	2,680	114,731
WestRock Co.	2,266	124,811
		506,353
Metals & Mining - 0.1%
BHP Billiton Ltd. sponsored ADR	725	34,829

TOTAL MATERIALS		1,315,699

REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.8%
American Tower Corp.	186	27,736
AvalonBay Communities, Inc.	739	135,451
Crown Castle International Corp.	4,202	479,154
Equinix, Inc.	72	31,401
Prologis, Inc.	1,967	132,143
Public Storage	49	10,416
Ventas, Inc.	2,052	122,853
Vornado Realty Trust	2,054	158,158
		1,097,312
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	483	15,427
Verizon Communications, Inc.	10,203	554,737
		570,164
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. (a)	2,803	185,110

TOTAL TELECOMMUNICATION SERVICES		755,274

UTILITIES - 2.5%
Electric Utilities - 2.2%
American Electric Power Co., Inc.	2,010	144,177
Exelon Corp.	1,457	63,685
NextEra Energy, Inc.	5,389	916,669
Xcel Energy, Inc.	4,554	218,820
		1,343,351
Independent Power and Renewable Electricity Producers - 0.3%
NRG Energy, Inc.	4,907	173,659

TOTAL UTILITIES		1,517,010

TOTAL COMMON STOCKS
(Cost $39,245,885)		57,035,058

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
The Honest Co., Inc. Series D (a)(c)(d)	151	2,960
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. Series A, 6.125%	156	10,235
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $15,040)		13,195

Equity Funds - 3.9%
Large Blend Funds - 3.1%
Fidelity SAI U.S. Large Cap Index Fund (e)	117,337	1,842,198
Sector Funds - 0.8%
iShares NASDAQ Biotechnology Index ETF	2,074	253,422
SPDR S&P Biotech ETF	2,489	249,248

TOTAL SECTOR FUNDS		502,670

TOTAL EQUITY FUNDS
(Cost $2,185,238)		2,344,868

Money Market Funds - 2.0%
Invesco Government & Agency Portfolio Institutional Class 1.85% (f)
(Cost $1,217,813)	1,217,813	1,217,813
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $42,663,976)		60,610,934
NET OTHER ASSETS (LIABILITIES) - 0.3%		179,774
NET ASSETS - 100%		$60,790,708

Written Options
	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Call Options
Charles Schwab Corp.	Chicago Board Options Exchange	1	$5,079	$60.00	9/21/18	$(1)
TJX Companies, Inc.	Chicago Board Options Exchange	1	10,997	97.50	10/19/18	(1,325)
TOTAL WRITTEN OPTIONS						$(1,326)

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $16,076.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,961 or 0.0% of net assets.

 (d) Level 3 security

 (e) Affiliated Fund

 (f) The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
The Honest Co., Inc. Series D	8/12/15	$6,909
Velti PLC	4/19/13	$1,464

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity SAI U.S. Large Cap Index Fund	$--	$2,135,201	$367,710	$--	$5,059	$69,648	$1,842,198
Total	$--	$2,135,201	$367,710	$--	$5,059	$69,648	$1,842,198

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$7,348,002	$7,345,042	$--	$2,960
Consumer Staples	2,854,338	2,854,338	--	--
Energy	3,995,290	3,995,290	--	--
Financials	8,957,923	8,957,923	--	--
Health Care	8,772,603	8,676,674	95,929	--
Industrials	6,404,217	6,404,217	--	--
Information Technology	14,030,585	14,030,584	--	1
Materials	1,315,699	1,315,699	--	--
Real Estate	1,097,312	1,097,312	--	--
Telecommunication Services	755,274	755,274	--	--
Utilities	1,517,010	1,517,010	--	--
Equity Funds	2,344,868	2,344,868	--	--
Money Market Funds	1,217,813	1,217,813	--	--
Total Investments in Securities:	$60,610,934	$60,512,044	$95,929	$2,961
Derivative Instruments:
Liabilities
Written Options	$(1,326)	$(1,326)	$--	$--
Total Liabilities	$(1,326)	$(1,326)	$--	$--
Total Derivative Instruments:	$(1,326)	$(1,326)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Growth Multi-Manager Fund

August 31, 2018

MMG-QTLY-1018
1.931559.106

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 84.6%
	Shares	Value
CONSUMER DISCRETIONARY - 13.4%
Auto Components - 0.4%
Lear Corp.	2,168	$351,650
Diversified Consumer Services - 0.0%
Weight Watchers International, Inc. (a)	246	18,425
Hotels, Restaurants & Leisure - 2.8%
Domino's Pizza, Inc.	1,592	475,308
Marriott International, Inc. Class A	2,562	324,016
Starbucks Corp.	14,000	748,300
Wyndham Destinations, Inc.	2,041	90,212
Wyndham Hotels & Resorts, Inc.	2,041	115,827
Yum China Holdings, Inc.	5,681	219,741
Yum! Brands, Inc.	3,417	296,903
		2,270,307
Household Durables - 0.4%
D.R. Horton, Inc.	7,803	347,312
Internet & Direct Marketing Retail - 6.5%
Amazon.com, Inc. (a)	2,412	4,854,648
Netflix, Inc. (a)	184	67,653
The Booking Holdings, Inc. (a)	214	417,632
		5,339,933
Media - 0.2%
The Walt Disney Co.	1,450	162,429
Multiline Retail - 0.3%
Kohl's Corp.	2,830	223,881
Specialty Retail - 2.2%
Burlington Stores, Inc. (a)	1,522	255,970
Home Depot, Inc.	4,045	812,115
Michaels Companies, Inc. (a)	10,235	173,893
Ross Stores, Inc.	2,585	247,591
TJX Companies, Inc.	1,859	204,434
Urban Outfitters, Inc. (a)	3,472	161,379
		1,855,382
Textiles, Apparel & Luxury Goods - 0.6%
PVH Corp.	2,295	328,552
VF Corp.	1,685	155,239
		483,791

TOTAL CONSUMER DISCRETIONARY		11,053,110

CONSUMER STAPLES - 6.2%
Beverages - 2.2%
Monster Beverage Corp. (a)	10,453	636,483
PepsiCo, Inc.	4,429	496,092
The Coca-Cola Co.	15,695	699,526
		1,832,101
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	1,326	309,130
Walgreens Boots Alliance, Inc.	4,013	275,131
Walmart, Inc.	1,715	164,400
		748,661
Food Products - 1.5%
Archer Daniels Midland Co.	3,570	179,928
Danone SA sponsored ADR	31,574	498,396
General Mills, Inc.	4,200	193,242
Tyson Foods, Inc. Class A	6,003	377,048
		1,248,614
Household Products - 1.3%
Colgate-Palmolive Co.	5,111	339,422
Kimberly-Clark Corp.	2,396	276,834
Procter & Gamble Co.	5,162	428,188
		1,044,444
Tobacco - 0.3%
Philip Morris International, Inc.	3,215	250,416

TOTAL CONSUMER STAPLES		5,124,236

ENERGY - 1.6%
Energy Equipment & Services - 0.6%
Schlumberger Ltd.	7,148	451,468
Oil, Gas & Consumable Fuels - 1.0%
Marathon Petroleum Corp.	2,536	208,687
Occidental Petroleum Corp.	3,665	292,724
Phillips 66 Co.	734	86,986
Valero Energy Corp.	2,135	251,674
		840,071

TOTAL ENERGY		1,291,539

FINANCIALS - 3.7%
Banks - 0.7%
Bank of America Corp.	9,741	301,289
Comerica, Inc.	2,895	282,205
		583,494
Capital Markets - 1.7%
Affiliated Managers Group, Inc.	365	53,323
E*TRADE Financial Corp. (a)	4,010	236,029
FactSet Research Systems, Inc.	1,406	322,522
Goldman Sachs Group, Inc.	1,335	317,476
SEI Investments Co.	7,273	458,781
		1,388,131
Consumer Finance - 0.9%
American Express Co.	1,900	201,362
Capital One Financial Corp.	1,590	157,553
Discover Financial Services	3,530	275,764
Synchrony Financial	4,871	154,265
		788,944
Insurance - 0.4%
MetLife, Inc.	4,168	191,270
Progressive Corp.	2,230	150,592
		341,862

TOTAL FINANCIALS		3,102,431

HEALTH CARE - 13.2%
Biotechnology - 3.8%
AbbVie, Inc.	3,832	367,795
Amgen, Inc.	4,474	893,950
Biogen, Inc. (a)	1,634	577,603
Celgene Corp. (a)	4,477	422,853
Incyte Corp. (a)	341	25,203
Regeneron Pharmaceuticals, Inc. (a)	1,471	598,329
Vertex Pharmaceuticals, Inc. (a)	1,411	260,188
		3,145,921
Health Care Equipment & Supplies - 2.2%
Abiomed, Inc. (a)	736	299,243
Align Technology, Inc. (a)	904	349,387
Edwards Lifesciences Corp. (a)	4,385	632,492
The Cooper Companies, Inc.	1,085	277,521
Varian Medical Systems, Inc. (a)	2,515	281,730
		1,840,373
Health Care Providers & Services - 3.6%
Aetna, Inc.	1,684	337,255
Centene Corp. (a)	1,573	230,413
Cigna Corp.	615	115,829
CVS Health Corp.	1,404	105,637
HCA Holdings, Inc.	2,411	323,339
Humana, Inc.	338	112,642
Laboratory Corp. of America Holdings (a)	1,646	284,544
McKesson Corp.	901	116,004
UnitedHealth Group, Inc.	4,143	1,112,230
Wellcare Health Plans, Inc. (a)	896	271,103
		3,008,996
Health Care Technology - 0.5%
Cerner Corp. (a)	5,658	368,392
Life Sciences Tools & Services - 0.5%
Thermo Fisher Scientific, Inc.	1,815	433,967
Pharmaceuticals - 2.6%
Bristol-Myers Squibb Co.	5,656	342,471
Eli Lilly & Co.	2,091	220,914
Johnson & Johnson	2,000	269,380
Merck & Co., Inc.	8,006	549,132
Novartis AG sponsored ADR	3,419	283,811
Novo Nordisk A/S Series B sponsored ADR	10,056	494,454
		2,160,162

TOTAL HEALTH CARE		10,957,811

INDUSTRIALS - 7.0%
Aerospace & Defense - 2.3%
Lockheed Martin Corp.	661	211,791
Northrop Grumman Corp.	977	291,625
Textron, Inc.	3,777	260,726
The Boeing Co.	3,400	1,165,486
		1,929,628
Air Freight & Logistics - 0.9%
Expeditors International of Washington, Inc.	8,109	594,228
United Parcel Service, Inc. Class B	1,552	190,710
		784,938
Airlines - 0.2%
Delta Air Lines, Inc.	3,153	184,387
Machinery - 2.0%
Allison Transmission Holdings, Inc.	2,984	148,185
Caterpillar, Inc.	1,850	256,873
Deere & Co.	3,015	433,557
Illinois Tool Works, Inc.	1,551	215,403
Ingersoll-Rand PLC	3,446	349,045
Oshkosh Corp.	1,865	131,035
Stanley Black & Decker, Inc.	630	88,534
		1,622,632
Road & Rail - 0.9%
CSX Corp.	2,985	221,368
Kansas City Southern	385	44,645
Union Pacific Corp.	3,259	490,871
		756,884
Trading Companies & Distributors - 0.7%
United Rentals, Inc. (a)	3,457	538,843

TOTAL INDUSTRIALS		5,817,312

INFORMATION TECHNOLOGY - 36.9%
Communications Equipment - 1.3%
Cisco Systems, Inc.	21,950	1,048,552
Internet Software & Services - 9.9%
Alibaba Group Holding Ltd. sponsored ADR (a)	5,781	1,011,733
Alphabet, Inc.:
Class A (a)	1,614	1,988,125
Class C (a)	1,741	2,120,869
Dropbox, Inc. Class B	1,056	28,354
eBay, Inc. (a)	2,665	92,236
Facebook, Inc. Class A (a)	15,478	2,719,949
SurveyMonkey (a)(b)	1,159	12,517
Twitter, Inc. (a)	4,590	161,476
VeriSign, Inc. (a)	637	101,035
		8,236,294
IT Services - 7.0%
Accenture PLC Class A	1,996	337,464
Amdocs Ltd.	2,911	190,030
Automatic Data Processing, Inc.	1,177	172,725
Cognizant Technology Solutions Corp. Class A	4,268	334,739
DXC Technology Co.	3,210	292,399
Fidelity National Information Services, Inc.	1,634	176,750
Fiserv, Inc. (a)	3,838	307,309
Global Payments, Inc.	1,153	143,641
MasterCard, Inc. Class A	4,842	1,043,742
Visa, Inc. Class A	15,216	2,235,078
WEX, Inc. (a)	1,060	201,633
Worldpay, Inc. (a)	3,923	382,061
		5,817,571
Semiconductors & Semiconductor Equipment - 2.7%
Applied Materials, Inc.	1,800	77,436
KLA-Tencor Corp.	1,040	120,858
Marvell Technology Group Ltd.	3,718	76,888
Micron Technology, Inc. (a)	3,960	207,979
NVIDIA Corp.	3,664	1,028,412
Qualcomm, Inc.	7,905	543,153
Texas Instruments, Inc.	1,394	156,686
		2,211,412
Software - 10.7%
Activision Blizzard, Inc.	3,390	244,419
Adobe Systems, Inc. (a)	4,371	1,151,802
Autodesk, Inc. (a)	4,998	771,441
Citrix Systems, Inc. (a)	496	56,554
Electronic Arts, Inc. (a)	4,731	536,543
Microsoft Corp.	38,601	4,336,050
Oracle Corp.	17,222	836,645
Salesforce.com, Inc. (a)	3,194	487,660
Synopsys, Inc. (a)	3,280	335,019
Take-Two Interactive Software, Inc. (a)	511	68,249
		8,824,382
Technology Hardware, Storage & Peripherals - 5.3%
Apple, Inc.	16,671	3,794,820
NetApp, Inc.	4,650	403,667
Western Digital Corp.	2,663	168,408
		4,366,895

TOTAL INFORMATION TECHNOLOGY		30,505,106

MATERIALS - 1.3%
Chemicals - 0.8%
CF Industries Holdings, Inc.	6,043	313,934
LyondellBasell Industries NV Class A	2,534	285,785
Westlake Chemical Corp.	846	80,006
		679,725
Containers & Packaging - 0.1%
Owens-Illinois, Inc. (a)	5,355	94,623
Metals & Mining - 0.4%
Steel Dynamics, Inc.	6,246	285,630

TOTAL MATERIALS		1,059,978

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Extra Space Storage, Inc.	2,894	266,856
Life Storage, Inc.	1,830	178,608
Simon Property Group, Inc.	846	154,843
		600,307
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	4,677	228,284

TOTAL REAL ESTATE		828,591

UTILITIES - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
The AES Corp.	18,771	252,658
TOTAL COMMON STOCKS
(Cost $41,402,916)		69,992,772

Equity Funds - 14.6%
Large Growth Funds - 14.6%
Fidelity Blue Chip Growth Fund (c)	44,507	4,699,061
Fidelity Large Cap Growth Index Fund Premium Class (c)	205,542	3,190,015
Fidelity SAI U.S. Quality Index Fund (c)	282,596	4,188,076
TOTAL LARGE GROWTH FUNDS
(Cost $8,834,474)		12,077,152

Money Market Funds - 0.8%
Dreyfus Treasury & Agency Cash Management Fund Institutional Shares, 0.19% (d)	10	10
Invesco Government & Agency Portfolio Institutional Class 1.85% (d)	644,995	644,995
TOTAL MONEY MARKET FUNDS
(Cost $645,005)		645,005
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $50,882,395)		82,714,929
NET OTHER ASSETS (LIABILITIES) - 0.0%		(20,617)
NET ASSETS - 100%		$82,694,312

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,517 or 0.0% of net assets.

 (c) Affiliated Fund

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
SurveyMonkey	11/25/14	$19,066

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Blue Chip Growth Fund	$4,287,812	$--	$--	$--	$--	$411,249	$4,699,061
Fidelity Large Cap Growth Index Fund Premium Class	--	3,522,864	510,709	--	2,345	175,515	3,190,015
Fidelity SAI U.S. Quality Index Fund	3,863,090	--	--	--	--	324,986	4,188,076
Total	$8,150,902	$3,522,864	$510,709	$--	$2,345	$911,750	$12,077,152

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$11,053,110	$11,053,110	$--	$--
Consumer Staples	5,124,236	5,124,236	--	--
Energy	1,291,539	1,291,539	--	--
Financials	3,102,431	3,102,431	--	--
Health Care	10,957,811	10,957,811	--	--
Industrials	5,817,312	5,817,312	--	--
Information Technology	30,505,106	30,492,589	12,517	--
Materials	1,059,978	1,059,978	--	--
Real Estate	828,591	828,591	--	--
Utilities	252,658	252,658	--	--
Equity Funds	12,077,152	12,077,152	--	--
Money Market Funds	645,005	645,005	--	--
Total Investments in Securities:	$82,714,929	$82,702,412	$12,517	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Value Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

August 31, 2018

SUF-QTLY-1018
1.912901.108

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.3%
	Shares	Value
CONSUMER DISCRETIONARY - 8.0%
Auto Components - 0.7%
Aptiv PLC	115,900	$10,200,359
BorgWarner, Inc.	386,600	16,921,482
Cooper Tire & Rubber Co.	265,127	7,648,914
Gentex Corp.	126,300	2,952,894
Lear Corp.	187,200	30,363,840
The Goodyear Tire & Rubber Co.	685,300	15,549,457
		83,636,946
Automobiles - 0.9%
Ford Motor Co.	2,037,000	19,310,760
General Motors Co.	1,655,500	59,680,775
Harley-Davidson, Inc.	410,772	17,507,103
Thor Industries, Inc.	27,350	2,610,284
		99,108,922
Distributors - 0.1%
Genuine Parts Co.	90,906	9,076,964
Hotels, Restaurants & Leisure - 0.8%
Brinker International, Inc.	389,527	17,248,256
Carnival Corp.	245,900	15,120,391
Hilton Worldwide Holdings, Inc.	64,858	5,034,278
Hyatt Hotels Corp. Class A	16,700	1,291,912
Las Vegas Sands Corp.	108,600	7,104,612
Norwegian Cruise Line Holdings Ltd. (a)	98,600	5,285,946
Royal Caribbean Cruises Ltd.	98,400	12,061,872
U.S. Foods Holding Corp. (a)	29,900	974,441
Wyndham Destinations, Inc.	317,577	14,036,903
Wyndham Hotels & Resorts, Inc.	252,247	14,315,017
		92,473,628
Household Durables - 0.7%
D.R. Horton, Inc.	138,800	6,177,988
Garmin Ltd.	82,300	5,607,922
Leggett & Platt, Inc.	48,300	2,194,752
Lennar Corp.:
Class A	310,000	16,017,700
Class B	6,200	261,516
PulteGroup, Inc.	629,300	17,588,935
Sony Corp. sponsored ADR	333,000	18,924,390
Whirlpool Corp.	137,700	17,209,746
		83,982,949
Internet & Direct Marketing Retail - 0.0%
Expedia, Inc.	31,313	4,086,347
Leisure Products - 0.0%
Brunswick Corp.	40,300	2,676,726
Media - 1.6%
CBS Corp. Class B	201,151	10,665,026
Charter Communications, Inc. Class A (a)	27,017	8,386,077
Comcast Corp. Class A	1,097,857	40,609,730
DISH Network Corp. Class A (a)	249,747	8,828,556
Entercom Communications Corp. Class A (b)	393,385	3,088,072
Gannett Co., Inc.	247,600	2,545,328
Interpublic Group of Companies, Inc.	177,000	4,132,950
Nexstar Broadcasting Group, Inc. Class A	74,293	6,092,026
Omnicom Group, Inc.	83,600	5,795,152
Tegna, Inc.	402,400	4,683,936
The Madison Square Garden Co. (a)	8,300	2,506,102
The Walt Disney Co.	677,100	75,848,742
Viacom, Inc. Class B (non-vtg.)	430,000	12,590,400
		185,772,097
Multiline Retail - 1.4%
Big Lots, Inc.	160,800	6,922,440
Dillard's, Inc. Class A (b)	109,300	8,588,794
Dollar General Corp.	113,200	12,195,036
Dollar Tree, Inc. (a)	87,400	7,036,574
Kohl's Corp.	555,096	43,913,645
Macy's, Inc.	453,900	16,590,045
Nordstrom, Inc.	191,514	12,036,655
Target Corp.	678,300	59,351,250
		166,634,439
Specialty Retail - 1.7%
American Eagle Outfitters, Inc.	655,109	17,006,630
AutoZone, Inc. (a)	24,927	19,116,018
Best Buy Co., Inc.	567,767	45,171,543
CarMax, Inc. (a)	83,300	6,501,565
Dick's Sporting Goods, Inc.	233,200	8,731,008
Foot Locker, Inc.	42,100	2,075,530
Gap, Inc.	179,000	5,432,650
Home Depot, Inc.	122,628	24,620,024
Lowe's Companies, Inc.	393,049	42,744,079
Murphy U.S.A., Inc. (a)	59,087	4,903,039
Office Depot, Inc.	217,300	727,955
Penske Automotive Group, Inc.	203,300	10,699,679
Tiffany & Co., Inc.	32,381	3,971,530
Williams-Sonoma, Inc.	11,200	786,576
		192,487,826
Textiles, Apparel & Luxury Goods - 0.1%
Carter's, Inc.	19,600	2,076,228
Columbia Sportswear Co.	39,242	3,559,249
Hanesbrands, Inc.	19,300	338,522
Michael Kors Holdings Ltd. (a)	47,200	3,427,664
PVH Corp.	35,400	5,067,864
		14,469,527

TOTAL CONSUMER DISCRETIONARY		934,406,371

CONSUMER STAPLES - 4.7%
Beverages - 0.3%
Coca-Cola European Partners PLC	131,807	5,620,250
Keurig Dr. Pepper, Inc.	48,925	1,115,490
Molson Coors Brewing Co. Class B	87,744	5,856,035
The Coca-Cola Co.	420,200	18,728,314
		31,320,089
Food & Staples Retailing - 2.0%
Kroger Co.	2,126,977	66,999,776
Walgreens Boots Alliance, Inc.	1,193,030	81,794,137
Walmart, Inc.	929,600	89,111,456
		237,905,369
Food Products - 1.7%
Archer Daniels Midland Co.	876,906	44,196,062
Bunge Ltd.	51,800	3,365,964
Campbell Soup Co.	300,300	11,846,835
ConAgra Foods, Inc.	139,400	5,122,950
Dean Foods Co.	606,600	4,622,292
Fresh Del Monte Produce, Inc.	235,200	8,805,888
Ingredion, Inc.	174,400	17,626,608
Kellogg Co.	127,500	9,153,225
Mondelez International, Inc.	865,400	36,969,888
Pilgrim's Pride Corp. (a)	807,300	14,926,977
Post Holdings, Inc. (a)	69,931	6,801,489
The J.M. Smucker Co.	205,300	21,223,914
Tyson Foods, Inc. Class A	310,200	19,483,662
		204,145,754
Household Products - 0.5%
Clorox Co.	18,406	2,668,502
Energizer Holdings, Inc.	69,191	4,399,856
Kimberly-Clark Corp.	299,500	34,604,230
Procter & Gamble Co.	212,579	17,633,428
		59,306,016
Personal Products - 0.2%
Coty, Inc. Class A	257,332	3,180,624
Unilever NV (NY Reg.)	305,000	17,531,400
		20,712,024

TOTAL CONSUMER STAPLES		553,389,252

ENERGY - 8.0%
Energy Equipment & Services - 0.3%
Halliburton Co.	330,700	13,191,623
Helmerich & Payne, Inc.	50,100	3,285,057
National Oilwell Varco, Inc.	175,000	8,237,250
U.S. Silica Holdings, Inc. (b)	385,700	8,172,983
		32,886,913
Oil, Gas & Consumable Fuels - 7.7%
Andeavor	104,138	15,911,245
Antero Resources Corp. (a)	116,600	2,158,266
Apache Corp.	27,600	1,209,708
Chevron Corp.	1,620,336	191,945,003
Cimarex Energy Co.	57,435	4,852,109
ConocoPhillips Co.	1,080,020	79,305,869
Devon Energy Corp.	182,600	7,839,018
Diamondback Energy, Inc.	19,588	2,371,715
Energen Corp. (a)	60,421	4,685,649
EQT Corp.	236,858	12,084,495
Exxon Mobil Corp.	2,696,847	216,206,224
Gulfport Energy Corp. (a)	1,106,553	13,013,063
Hess Corp.	145,100	9,771,034
HollyFrontier Corp.	74,600	5,559,192
Kinder Morgan, Inc.	430,058	7,612,027
Marathon Oil Corp.	707,481	15,217,916
Marathon Petroleum Corp.	834,524	68,672,980
Murphy Oil Corp.	64,500	1,988,535
Newfield Exploration Co. (a)	548,200	14,954,896
Noble Energy, Inc.	185,207	5,504,352
Occidental Petroleum Corp.	93,733	7,486,455
PBF Energy, Inc. Class A	505,561	26,248,727
Phillips 66 Co.	569,827	67,530,198
Pioneer Natural Resources Co.	73,600	12,857,920
Royal Dutch Shell PLC Class A sponsored ADR	264,583	17,258,749
The Williams Companies, Inc.	170,058	5,032,016
Valero Energy Corp.	755,500	89,058,340
		906,335,701

TOTAL ENERGY		939,222,614

FINANCIALS - 25.3%
Banks - 13.1%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (b)	2,145,000	13,299,000
Bank of America Corp.	5,824,322	180,146,279
BB&T Corp.	718,600	37,122,876
BOK Financial Corp.	142,600	14,623,630
CIT Group, Inc.	311,400	16,890,336
Citigroup, Inc.	3,149,241	224,351,929
Citizens Financial Group, Inc.	370,357	15,243,894
Comerica, Inc.	67,900	6,618,892
Commerce Bancshares, Inc.	41,811	2,971,090
Cullen/Frost Bankers, Inc.	128,800	14,282,632
East West Bancorp, Inc.	308,200	19,536,798
Fifth Third Bancorp	1,312,384	38,623,461
First Republic Bank	35,171	3,573,022
Huntington Bancshares, Inc.	493,600	8,001,256
JPMorgan Chase & Co.	3,222,173	369,196,582
KeyCorp	1,542,159	32,493,290
Lloyds Banking Group PLC sponsored ADR (b)	1,317,944	4,072,447
M&T Bank Corp.	133,552	23,658,737
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	1,639,000	9,899,560
PNC Financial Services Group, Inc.	557,591	80,036,612
Prosperity Bancshares, Inc.	32,000	2,394,880
Regions Financial Corp.	3,938,748	76,648,036
SunTrust Banks, Inc.	984,567	72,424,749
Synovus Financial Corp.	52,900	2,648,174
U.S. Bancorp	918,790	49,715,727
Umpqua Holdings Corp.	78,100	1,671,340
Webster Financial Corp.	42,400	2,772,112
Wells Fargo & Co.	3,488,038	203,980,462
Western Alliance Bancorp. (a)	39,400	2,271,410
Zions Bancorporation	90,900	4,844,061
		1,534,013,274
Capital Markets - 3.2%
Ameriprise Financial, Inc.	502,900	71,391,684
Bank of New York Mellon Corp.	466,600	24,333,190
BlackRock, Inc. Class A	22,000	10,539,320
Brighthouse Financial, Inc. (a)	57,590	2,390,561
Charles Schwab Corp.	109,476	5,560,286
E*TRADE Financial Corp. (a)	118,900	6,998,454
Goldman Sachs Group, Inc.	371,256	88,288,389
Invesco Ltd.	116,893	2,817,121
Lazard Ltd. Class A	59,700	2,873,958
LPL Financial	12,100	801,504
Morgan Stanley	1,545,726	75,477,801
Northern Trust Corp.	137,665	14,793,481
Raymond James Financial, Inc.	55,900	5,200,936
State Street Corp.	369,600	32,121,936
T. Rowe Price Group, Inc.	191,957	22,245,897
TD Ameritrade Holding Corp.	78,522	4,599,034
The NASDAQ OMX Group, Inc.	59,600	5,688,224
		376,121,776
Consumer Finance - 2.3%
Ally Financial, Inc.	307,928	8,277,105
American Express Co.	559,708	59,317,854
Capital One Financial Corp.	1,031,658	102,226,991
Credit Acceptance Corp. (a)(b)	7,100	3,242,641
Discover Financial Services	829,892	64,831,163
Navient Corp.	530,400	7,234,656
Nelnet, Inc. Class A	227,900	13,138,435
Santander Consumer U.S.A. Holdings, Inc.	165,700	3,575,806
Synchrony Financial	350,570	11,102,552
		272,947,203
Diversified Financial Services - 0.4%
Berkshire Hathaway, Inc. Class B (a)	171,638	35,824,283
Donnelley Financial Solutions, Inc. (a)	56,355	1,177,256
Jefferies Financial Group, Inc.	164,000	3,808,080
Voya Financial, Inc.	80,600	4,035,642
		44,845,261
Insurance - 6.0%
AFLAC, Inc.	1,208,200	55,867,168
Alleghany Corp.	11,226	7,092,362
Allstate Corp.	727,394	73,154,015
American Financial Group, Inc.	199,400	22,205,184
American International Group, Inc.	871,993	46,363,868
Aon PLC	89,900	13,085,844
Assurant, Inc.	173,400	17,828,988
Athene Holding Ltd. (a)	22,700	1,127,282
Axis Capital Holdings Ltd.	262,500	15,099,000
Chubb Ltd.	430,317	58,196,071
Cincinnati Financial Corp.	75,500	5,788,585
Everest Re Group Ltd.	171,885	38,333,793
Fairfax Financial Holdings Ltd.	6,573	3,604,896
FNF Group	107,600	4,314,760
Genworth Financial, Inc. Class A (a)	504,800	2,347,320
Hartford Financial Services Group, Inc.	861,030	43,370,081
Lincoln National Corp.	632,400	41,472,792
Loews Corp.	390,929	19,667,638
Markel Corp. (a)	6,460	7,808,848
Marsh & McLennan Companies, Inc.	49,657	4,202,472
MetLife, Inc.	1,118,000	51,305,020
Progressive Corp.	80,400	5,429,412
Prudential Financial, Inc.	541,891	53,240,791
Reinsurance Group of America, Inc.	30,300	4,328,355
RenaissanceRe Holdings Ltd.	14,200	1,888,032
The Travelers Companies, Inc.	524,017	68,960,637
Torchmark Corp.	128,900	11,332,888
Unum Group	635,000	23,418,800
W.R. Berkley Corp.	56,000	4,382,560
		705,217,462
Mortgage Real Estate Investment Trusts - 0.2%
Annaly Capital Management, Inc.	2,759,800	29,309,076
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	780,900	15,875,697

TOTAL FINANCIALS		2,978,329,749

HEALTH CARE - 14.2%
Biotechnology - 3.2%
AbbVie, Inc.	1,121,289	107,621,318
Amgen, Inc.	741,200	148,099,172
Biogen, Inc. (a)	97,400	34,429,926
Gilead Sciences, Inc.	1,103,899	83,598,271
United Therapeutics Corp. (a)	6,000	737,940
		374,486,627
Health Care Equipment & Supplies - 0.5%
Danaher Corp.	217,000	22,468,180
Medtronic PLC	369,789	35,651,357
		58,119,537
Health Care Providers & Services - 3.8%
Acadia Healthcare Co., Inc. (a)	325,832	13,531,803
Aetna, Inc.	333,304	66,750,792
AmerisourceBergen Corp.	99,001	8,907,120
Anthem, Inc.	265,024	70,159,804
Cardinal Health, Inc.	230,400	12,024,576
Cigna Corp.	171,987	32,392,032
CVS Health Corp.	206,664	15,549,399
DaVita HealthCare Partners, Inc. (a)	84,000	5,820,360
Express Scripts Holding Co. (a)	695,400	61,209,108
HCA Holdings, Inc.	550,123	73,776,996
Laboratory Corp. of America Holdings (a)	90,148	15,583,885
LifePoint Hospitals, Inc. (a)	164,404	10,587,618
McKesson Corp.	288,176	37,102,660
Quest Diagnostics, Inc.	57,600	6,334,848
UnitedHealth Group, Inc.	47,768	12,823,797
		442,554,798
Pharmaceuticals - 6.7%
Allergan PLC	41,863	8,025,556
Bristol-Myers Squibb Co.	578,800	35,046,340
Johnson & Johnson	2,098,770	282,683,331
Mallinckrodt PLC (a)	89,508	3,084,446
Merck & Co., Inc.	1,998,718	137,092,068
Mylan NV (a)	246,900	9,661,197
Novartis AG sponsored ADR	257,032	21,336,226
Perrigo Co. PLC	64,800	4,957,848
Pfizer, Inc.	7,054,731	292,912,431
		794,799,443

TOTAL HEALTH CARE		1,669,960,405

INDUSTRIALS - 6.7%
Aerospace & Defense - 1.4%
General Dynamics Corp.	133,300	25,780,220
Huntington Ingalls Industries, Inc.	16,400	4,009,308
Moog, Inc. Class A	80,600	6,360,146
Raytheon Co.	20,682	4,124,818
Spirit AeroSystems Holdings, Inc. Class A	401,200	34,302,600
The Boeing Co.	40,359	13,834,662
Triumph Group, Inc.	270,000	5,616,000
United Technologies Corp.	524,237	69,042,013
Vectrus, Inc. (a)	37,733	1,238,397
		164,308,164
Air Freight & Logistics - 0.7%
FedEx Corp.	198,900	48,521,655
United Parcel Service, Inc. Class B	316,900	38,940,672
		87,462,327
Airlines - 1.2%
Alaska Air Group, Inc.	17,000	1,147,330
Delta Air Lines, Inc.	1,158,041	67,722,238
JetBlue Airways Corp. (a)	132,200	2,522,376
Southwest Airlines Co.	498,314	30,546,648
United Continental Holdings, Inc. (a)	477,800	41,769,276
		143,707,868
Building Products - 0.3%
Johnson Controls International PLC	565,500	21,358,935
Masco Corp.	110,000	4,176,700
Owens Corning	90,492	5,123,657
		30,659,292
Commercial Services & Supplies - 0.1%
Deluxe Corp.	166,100	9,836,442
LSC Communications, Inc.	80,075	979,317
R.R. Donnelley & Sons Co.	213,533	1,080,477
Stericycle, Inc. (a)	4,600	283,774
		12,180,010
Electrical Equipment - 0.6%
ABB Ltd. sponsored ADR	160,433	3,771,780
Eaton Corp. PLC	705,086	58,620,850
Hubbell, Inc. Class B	20,700	2,615,652
		65,008,282
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	65,033	8,246,835
Honeywell International, Inc.	384,308	61,128,030
		69,374,865
Machinery - 1.4%
AGCO Corp.	173,200	10,333,112
Allison Transmission Holdings, Inc.	64,500	3,203,070
Apergy Corp. (a)	99,472	4,498,124
Crane Co.	3,200	292,096
Cummins, Inc.	285,574	40,494,393
Dover Corp.	176,754	15,177,866
Illinois Tool Works, Inc.	30,185	4,192,093
Ingersoll-Rand PLC	115,100	11,658,479
Middleby Corp. (a)	17,547	2,132,662
Oshkosh Corp.	228,000	16,019,280
PACCAR, Inc.	162,100	11,090,882
Parker Hannifin Corp.	144,529	25,379,292
Pentair PLC	66,300	2,882,724
Snap-On, Inc.	26,100	4,613,958
Timken Co.	169,200	8,231,580
Trinity Industries, Inc.	109,878	3,938,028
		164,137,639
Road & Rail - 0.3%
AMERCO	9,000	3,374,010
Kansas City Southern	38,500	4,464,460
Norfolk Southern Corp.	80,900	14,063,656
Ryder System, Inc.	184,000	14,138,560
		36,040,686
Trading Companies & Distributors - 0.1%
Aircastle Ltd.	570,900	11,943,228
United Rentals, Inc. (a)	36,300	5,658,081
		17,601,309

TOTAL INDUSTRIALS		790,480,442

INFORMATION TECHNOLOGY - 12.9%
Communications Equipment - 2.5%
Arris International PLC (a)	77,300	2,002,843
Cisco Systems, Inc.	5,051,042	241,288,276
CommScope Holding Co., Inc. (a)	139,990	4,436,283
Juniper Networks, Inc.	1,132,500	32,196,975
Motorola Solutions, Inc.	70,600	9,062,216
		288,986,593
Electronic Equipment & Components - 1.2%
Arrow Electronics, Inc. (a)	285,841	22,161,253
Avnet, Inc.	61,560	2,979,504
CDW Corp.	68,600	6,006,616
Corning, Inc.	1,346,100	45,107,811
Dell Technologies, Inc. (a)	191,031	18,371,451
Flextronics International Ltd. (a)	528,568	7,288,953
TE Connectivity Ltd.	115,872	10,623,145
Tech Data Corp. (a)	166,200	12,091,050
Vishay Intertechnology, Inc.	590,800	14,061,040
		138,690,823
Internet Software & Services - 0.3%
Alphabet, Inc. Class A (a)	4,251	5,236,382
eBay, Inc. (a)	312,404	10,812,302
Twitter, Inc. (a)	450,500	15,848,590
		31,897,274
IT Services - 1.4%
Alliance Data Systems Corp.	25,400	6,059,932
CSG Systems International, Inc.	185,800	6,939,630
DXC Technology Co.	291,823	26,582,157
IBM Corp.	634,011	92,869,931
PayPal Holdings, Inc. (a)	242,000	22,343,860
Perspecta, Inc.	52,839	1,229,035
The Western Union Co.	211,500	4,001,580
		160,026,125
Semiconductors & Semiconductor Equipment - 3.0%
Analog Devices, Inc.	47,022	4,648,125
Applied Materials, Inc.	482,000	20,735,640
Cirrus Logic, Inc. (a)	198,579	8,727,547
First Solar, Inc. (a)	38,500	2,005,080
Intel Corp.	4,173,200	202,108,076
KLA-Tencor Corp.	72,100	8,378,741
Lam Research Corp.	299,300	51,805,837
Microchip Technology, Inc. (b)	234,000	20,131,020
Qorvo, Inc. (a)	55,000	4,404,950
Qualcomm, Inc.	67,679	4,650,224
Skyworks Solutions, Inc.	157,400	14,370,620
Teradyne, Inc.	90,300	3,719,457
Texas Instruments, Inc.	90,177	10,135,895
		355,821,212
Software - 1.8%
Adobe Systems, Inc. (a)	140,000	36,891,400
ANSYS, Inc. (a)	120,000	22,317,600
Microsoft Corp.	433,411	48,685,058
Oracle Corp.	2,143,586	104,135,408
		212,029,466
Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc.	689,300	156,905,359
Hewlett Packard Enterprise Co.	1,971,894	32,595,408
HP, Inc.	2,622,387	64,641,840
NCR Corp. (a)	411,900	11,702,079
NetApp, Inc.	90,686	7,872,452
Seagate Technology LLC	502,900	26,925,266
Western Digital Corp.	177,300	11,212,452
Xerox Corp.	399,850	11,139,821
		322,994,677

TOTAL INFORMATION TECHNOLOGY		1,510,446,170

MATERIALS - 3.3%
Chemicals - 2.0%
AdvanSix, Inc. (a)	64,205	2,172,697
Cabot Corp.	272,700	17,703,684
Celanese Corp. Class A	255,400	29,838,382
Eastman Chemical Co.	409,671	39,750,377
FMC Corp.	49,702	4,247,036
Huntsman Corp.	740,000	22,562,600
LyondellBasell Industries NV Class A	588,500	66,371,030
Methanex Corp.	68,794	5,019,590
Nutrien Ltd.	80,053	4,498,917
PPG Industries, Inc.	272,000	30,066,880
The Chemours Co. LLC	279,700	12,194,920
Westlake Chemical Corp.	55,900	5,286,463
		239,712,576
Construction Materials - 0.3%
CEMEX S.A.B. de CV sponsored ADR (a)	569,368	4,036,819
CRH PLC sponsored ADR	144,959	4,801,042
Martin Marietta Materials, Inc.	123,989	24,639,094
		33,476,955
Containers & Packaging - 0.5%
Avery Dennison Corp.	12,000	1,262,160
Ball Corp.	254,644	10,664,491
Graphic Packaging Holding Co.	251,961	3,582,885
International Paper Co.	483,200	24,710,848
Packaging Corp. of America	65,673	7,218,776
Sonoco Products Co.	43,000	2,409,720
WestRock Co.	222,133	12,235,086
		62,083,966
Metals & Mining - 0.3%
Newmont Mining Corp.	196,200	6,088,086
Nucor Corp.	146,400	9,150,000
Reliance Steel & Aluminum Co.	33,400	2,935,526
Rio Tinto PLC sponsored ADR	77,624	3,728,281
Steel Dynamics, Inc.	298,662	13,657,813
		35,559,706
Paper & Forest Products - 0.2%
Domtar Corp.	211,100	10,744,990
Kapstone Paper & Packaging Corp.	9,928	341,027
Schweitzer-Mauduit International, Inc.	199,000	8,097,310
		19,183,327

TOTAL MATERIALS		390,016,530

REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.5%
American Homes 4 Rent Class A	194,046	4,501,867
Brixmor Property Group, Inc.	295,428	5,382,698
CorePoint Lodging, Inc. (a)	106,608	2,222,777
EastGroup Properties, Inc.	33,431	3,251,833
Equity Lifestyle Properties, Inc.	91,771	8,890,774
Equity Residential (SBI)	93,993	6,368,026
Federal Realty Investment Trust (SBI)	29,295	3,826,220
Hospitality Properties Trust (SBI)	690,200	20,008,898
Kimco Realty Corp.	264,212	4,520,667
Lexington Corporate Properties Trust	1,090,900	10,189,006
Mack-Cali Realty Corp.	410,100	8,956,584
Medical Properties Trust, Inc.	759,300	11,427,465
Mid-America Apartment Communities, Inc.	65,591	6,792,604
Omega Healthcare Investors, Inc.	513,000	16,954,650
Outfront Media, Inc.	201,288	3,999,593
Piedmont Office Realty Trust, Inc. Class A	655,900	13,013,056
Public Storage	30,188	6,417,365
Rayonier, Inc.	120,641	4,201,926
SL Green Realty Corp.	73,230	7,645,212
Sun Communities, Inc.	86,288	8,903,196
VEREIT, Inc.	2,035,200	15,915,264
Weyerhaeuser Co.	83,746	2,906,824
		176,296,505
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	154,642	7,548,076
Howard Hughes Corp. (a)	5,900	769,183
Jones Lang LaSalle, Inc.	20,900	3,187,668
		11,504,927

TOTAL REAL ESTATE		187,801,432

TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.3%
AT&T, Inc.	2,004,400	64,020,536
Verizon Communications, Inc.	3,697,824	201,050,691
		265,071,227
UTILITIES - 2.3%
Electric Utilities - 1.8%
American Electric Power Co., Inc.	323,071	23,173,883
Duke Energy Corp.	302,618	24,584,686
Edison International	137,409	9,031,894
Entergy Corp.	414,600	34,656,414
Eversource Energy	198,297	12,379,682
Exelon Corp.	1,021,300	44,641,023
FirstEnergy Corp.	924,700	34,565,286
NextEra Energy, Inc.	45,331	7,710,803
OGE Energy Corp.	73,400	2,703,322
Pinnacle West Capital Corp.	48,300	3,793,965
Xcel Energy, Inc.	369,107	17,735,591
		214,976,549
Gas Utilities - 0.2%
National Fuel Gas Co.	252,200	14,004,666
UGI Corp.	63,700	3,442,985
		17,447,651
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	381,641	5,136,888
Multi-Utilities - 0.3%
Ameren Corp.	111,700	7,062,791
DTE Energy Co.	77,600	8,624,464
Public Service Enterprise Group, Inc.	232,400	12,166,140
WEC Energy Group, Inc.	145,300	9,819,374
		37,672,769

TOTAL UTILITIES		275,233,857

TOTAL COMMON STOCKS
(Cost $7,038,829,817)		10,494,358,049

Equity Funds - 9.7%
Large Blend Funds - 0.9%
Fidelity SAI U.S. Minimum Volatility Index Fund (c)	8,340,200	113,176,516
Large Value Funds - 4.7%
Fidelity SAI U.S. Value Index Fund (c)	108,210	1,142,694
Invesco Diversified Dividend Fund - Class A	26,720,057	548,562,772

TOTAL LARGE VALUE FUNDS		549,705,466

Mid-Cap Value Funds - 2.5%
Fidelity Low-Priced Stock Fund(c)	5,186,165	290,684,558
Sector Funds - 1.6%
Fidelity Energy Portfolio (c)	3,878,396	184,146,262
TOTAL EQUITY FUNDS
(Cost $704,800,960)		1,137,712,802

Money Market Funds - 1.0%
Fidelity Securities Lending Cash Central Fund 1.98% (d)(e)	19,862,607	19,864,593
State Street Institutional U.S. Government Money Market Fund Premier Class 1.87% (f)	94,560,416	94,560,416
TOTAL MONEY MARKET FUNDS
(Cost $114,425,009)		114,425,009
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $7,858,055,786)		11,746,495,860
NET OTHER ASSETS (LIABILITIES) - 0.0%		4,478,101
NET ASSETS - 100%		$11,750,973,961

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated Fund

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

 (f) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$75,978
Total	$75,978

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Energy Portfolio	$217,755,545	$--	$30,231,530	$--	$6,861,400	$(10,239,153)	$184,146,262
Fidelity Low-Priced Stock Fund	283,631,373	--	--	--	--	7,053,185	290,684,558
Fidelity SAI U.S. Minimum Volatility Index Fund	154,255,175	4,779,519	56,505,167	--	6,690,851	4,056,138	113,176,516
Fidelity SAI U.S. Value Index Fund	10,055,602	11,150,613	20,016,024	--	(101,712)	54,215	1,142,694
Total	$665,697,695	$15,930,132	$106,752,721	$--	$13,450,539	$924,385	$589,150,030

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

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Quarterly Holdings Report
for

Strategic Advisers® Tax-Sensitive Short Duration Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

August 31, 2018

TSS-QTLY-1018
1.9885907.100

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 53.4%
	Principal Amount	Value
Alabama - 0.5%
Alabama Hsg. Fin. Auth. Multi-family Hsg. Rev. Bonds (Dauphin Gate Apts. Proj.) Series 2017 B, 1.35%, tender 9/1/18 (a)	325,000	325,000
Black Belt Energy Gas District Bonds:
Series 2016 A, 4%, tender 6/1/21 (a)	$3,035,000	$3,171,120
Series 2017 A, 4%, tender 7/1/22 (a)	1,500,000	1,580,370
Health Care Auth. for Baptist Health Series 2006 B, 1.65%, tender 11/15/37 (a)	1,100,000	1,100,000
Jefferson County Gen. Oblig.:
Series 2013 A, 4.9% 4/1/21	2,270,000	2,326,705
Series 2018 A, 4% 4/1/19	3,500,000	3,547,425
Series 2018 B, 5% 4/1/21 (b)	270,000	289,189
Mobile County Board of School Commissioners:
Series 2016 A:
3% 3/1/19	140,000	140,752
5% 3/1/22	15,000	16,277
5% 3/1/23	20,000	22,075
5% 3/1/24	25,000	27,915
5% 3/1/25	25,000	28,164
Series 2016 B:
5% 3/1/19	230,000	233,464
5% 3/1/22	20,000	21,702
5% 3/1/24	20,000	22,332
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds:
(Alabama Pwr. Co. Barry Plant Proj.) Series 2008, 1.625%, tender 10/2/18 (a)	3,660,000	3,659,451
Series 2009 E, 1.85%, tender 3/24/20 (a)	640,000	632,736
Montgomery Med. Clinic Facilities Series 2015:
5% 3/1/20	65,000	67,341
5% 3/1/21	10,000	10,580
5% 3/1/22	70,000	75,278
5% 3/1/25	35,000	38,882

TOTAL ALABAMA		17,336,758

Alaska - 0.0%
Anchorage Gen. Oblig.:
Series A:
5% 9/1/20	25,000	26,566
5% 9/1/22	25,000	27,872
Series B:
5% 9/1/18	80,000	80,000
5% 9/1/20	45,000	47,819
5% 9/1/22	30,000	33,446
Series C:
5% 9/1/18	20,000	20,000
5% 9/1/19	45,000	46,454
5% 9/1/20	30,000	31,880
5% 9/1/22	20,000	22,297
Series D:
5% 9/1/19	85,000	87,747
5% 9/1/20	45,000	47,819
North Slope Borough Gen. Oblig. Series 2017 A, 5% 6/30/21 (Pre-Refunded to 6/30/20 @ 100)	230,000	243,110

TOTAL ALASKA		715,010

Arizona - 1.7%
Arizona Health Facilities Auth. Rev.:
(Scottsdale Lincoln Hospitals Proj.) Series 2014 A:
5% 12/1/18	10,000	10,078
5% 12/1/19	15,000	15,572
5% 12/1/20	20,000	21,302
5% 12/1/21	25,000	27,225
5% 12/1/22	15,000	16,646
5% 12/1/23	20,000	22,555
5% 12/1/24	35,000	39,959
Bonds Series 2013 A3, 3.41%, tender 2/1/23 (a)	2,000,000	2,078,100
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series 2009 A:
5% 10/1/18 (Escrowed to Maturity)	20,000	20,051
5% 10/1/20 (Pre-Refunded to 10/1/19 @ 100)	115,000	119,077
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2005, 2.4%, tender 8/14/23 (a)(c)	5,000,000	5,011,550
Series 2007, 2.7%, tender 8/14/23 (a)(c)	5,000,000	5,011,450
Coconino County Poll. Cont. Corp. Rev. Bonds (Nevada Pwr. Co. Projs.):
Series 2017 A, 1.8%, tender 5/21/20 (a)(c)	2,275,000	2,259,007
Series 2017 B, 1.6%, tender 5/21/20 (a)	280,000	277,564
Glendale Gen. Oblig.:
Series 2010, 5% 7/1/20	3,585,000	3,787,660
Series 2015:
4% 7/1/19 (FSA Insured)	15,000	15,284
5% 7/1/22 (FSA Insured)	20,000	22,142
Series 2017:
5% 7/1/21	65,000	70,398
5% 7/1/22	75,000	82,888
Glendale Trans. Excise Tax Rev.:
5% 7/1/21 (FSA Insured)	15,000	16,280
5% 7/1/22 (FSA Insured)	25,000	27,775
5% 7/1/23 (FSA Insured)	30,000	34,161
Maricopa County Cmnty. College District (Arizona Gen. Obligations Bonds Proj. of 2004) Series 2011 D, 4.25% 7/1/25 (Pre-Refunded to 7/1/21 @ 100)	1,875,000	1,996,538
Maricopa County Indl. Dev. Auth. Rev.:
Bonds Series B, 5%, tender 10/18/22 (a)	1,090,000	1,209,093
Series 2016 A:
5% 1/1/20	815,000	849,018
5% 1/1/25	105,000	120,922
5% 1/1/26	235,000	273,568
Maricopa County School District #28 Kyrene Elementary Series 2010 B:
4% 7/1/19	20,000	20,398
4% 7/1/20	30,000	31,265
Maricopa County Unified School District #41 Gilbert Series 2016, 3% 7/1/19	840,000	849,626
Phoenix Ariz Ind. Dev. Auth. Rev. Series 2015A, 3% 7/1/20 (d)	430,000	426,225
Phoenix Civic Impt. Board Arpt. Rev. Series 2013:
5% 7/1/20 (c)	3,000,000	3,166,830
5% 7/1/21 (c)	2,750,000	2,961,063
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 1.85%, tender 11/1/18 (a)(c)	9,250,000	9,247,688
Pima County Indl. Dev. Auth. E Series 2013 Q, 4% 7/1/19	265,000	268,469
Pima County Ctfs. of Prtn. Series 2014:
5% 12/1/21	50,000	54,615
5% 12/1/22	55,000	61,316
5% 12/1/23	75,000	85,136
Pima County Swr. Sys. Rev.:
Series 2011 B, 5% 7/1/19	70,000	71,917
Series 2012 A, 5% 7/1/19	35,000	35,959
Scottsdale Indl. Dev. Auth. Hosp. Rev. Series 2006 F, 1.89%, tender 9/1/45 (FSA Insured) (a)	14,725,000	14,725,000
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2009:
6% 7/1/24 (Pre-Refunded to 7/1/19 @ 100)	1,200,000	1,241,724
6.5% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	400,000	415,532

TOTAL ARIZONA		57,098,626

Arkansas - 0.4%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. Bonds:
(Hsg. Alliance 2 Proj.) Series 2018 B, 2.1%, tender 12/1/20 (a)	2,900,000	2,898,695
(Pine Bluff RAD Conversion Proj.) Series 2017, 1.69%, tender 11/1/21	2,070,000	2,063,397
Series 2018 A, 2.1%, tender 12/1/20 (a)	8,000,000	7,994,640
Little Rock School District Series 2017, 3% 2/1/21	1,470,000	1,502,605

TOTAL ARKANSAS		14,459,337

California - 3.0%
Alameda Corridor Trans. Auth. Rev.:
Series 2004:
0% 10/1/19	5,000	4,865
0% 10/1/19 (Escrowed to Maturity)	75,000	73,777
Series 2013 A, 5% 10/1/22	50,000	56,192
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series 2014 A, 1.875%, tender 4/1/19 (a)	1,220,000	1,220,403
Series A, 2.95%, tender 4/1/26 (a)	115,000	119,242
Series B, 2.85%, tender 4/1/25 (a)	95,000	98,218
Series C, 2.1%, tender 4/1/22 (a)	1,085,000	1,089,503
California Gen. Oblig.:
Bonds:
Series 2012 A, 1.81%, tender 5/1/21 (a)	5,995,000	5,998,897
Series 2013 D, 1.85%, tender 12/1/20 (a)	4,690,000	4,693,940
Series 2013, 1.94%, tender 12/1/22 (a)	3,270,000	3,282,557
3%, tender 12/1/19 (a)	340,000	343,278
5.25% 9/1/22	35,000	39,714
California Health Facilities Fing. Auth. Bonds Series 2016 C, 1%, tender 8/15/19 (a)	2,520,000	2,499,790
California Infrastructure and Econ. Dev. Bank Rev. Bonds:
Series 2011 A-2, 0.004% x 3 month U.S. LIBOR 2.01%, tender 4/1/20 (a)(e)	7,150,000	7,176,241
Series 2012 B, 0.002% x 1 month U.S. LIBOR 1.657%, tender 4/1/21 (a)(e)	5,000,000	5,000,800
Series 2018 C, 0.004% x 1 month U.S. LIBOR 1.833%, tender 8/1/21 (a)(e)	1,055,000	1,053,375
Series 2018 D, 1 month U.S. LIBOR + 0.380% 1.832%, tender 8/1/21 (a)(e)	5,500,000	5,491,530
California Muni. Fin. Auth. Rev. Series 2016, 2.8% 9/15/18	1,310,000	1,310,131
California Pub. Fin. Auth. Bonds (Carolina Heights Proj.) Series 2016 C, 1.45%, tender 12/1/18 (a)	3,000,000	2,997,960
California Pub. Works Board Lease Rev.:
(Dept. of Corrections & Rehab. Proj.) Series 2011 C, 5% 10/1/18	40,000	40,102
(Riverside Campus Proj.) Series 2012 H, 5% 4/1/22	20,000	22,248
(Univ. Proj.) Series 2011 B, 5% 10/1/19 (Escrowed to Maturity)	35,000	36,332
(Various Cap. Projs.):
Series 2011 A:
5% 10/1/19	110,000	114,055
5% 10/1/20	55,000	58,842
Series 2012 A, 5% 4/1/21	70,000	75,918
Series 2012 G, 5% 11/1/22	25,000	28,189
(Various Judicial Council Projs.) Series 2011 D, 5% 12/1/19	90,000	93,804
Series 2012 C, 5% 6/1/21	40,000	43,573
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. Bonds (Southern California Edison Co.) Series 2006 A & B, 1.9%, tender 4/1/20 (a)	2,040,000	2,028,086
California Statewide Cmntys. Dev. Auth. Rev. Series 2007:
1.7%, tender 7/1/40 (FSA Insured) (a)	8,450,000	8,450,000
1.79%, tender 7/1/40 (FSA Insured) (a)	5,200,000	5,200,000
1.83%, tender 7/1/41 (FSA Insured) (a)	7,350,000	7,350,000
Compton Pub. Fin. Auth. Le Rev. Series 2008, 5% 9/1/22 (Pre-Refunded to 9/1/18 @ 100)	1,290,000	1,290,000
Compton Unified School District Series 2006 D, 0% 6/1/20 (AMBAC Insured)	2,280,000	2,211,965
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 4% 6/1/21	75,000	79,347
Series 2017 A1:
5% 6/1/21	25,000	27,121
5% 6/1/22	40,000	44,362
5% 6/1/23	45,000	50,921
5% 6/1/24	25,000	28,136
Series A, 0% 6/1/24 (AMBAC Insured)	75,000	65,181
Long Beach Hbr. Rev. Series 1998 A, 6% 5/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,000,000	1,030,450
Los Angeles Dept. Arpt. Rev.:
Series 2016 B, 4% 5/15/19 (c)	3,000,000	3,049,890
Series 2018 C, 5% 5/15/19 (c)	1,000,000	1,023,500
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2015 B, 5% 12/1/18	11,700,000	11,769,732
Oakland Unified School District Alameda County Series 2013, 5.5% 8/1/23	20,000	22,915
Palomar Pomerado Health Care Dis:
Series 2006 A, 1.97%, tender 11/1/36 (FSA Insured) (a)	3,350,000	3,350,000
Series 2006 B, 2.05%, tender 11/1/36 (FSA Insured) (a)	7,350,000	7,350,000
Series 2006 C, 2.01%, tender 11/1/36 (FSA Insured) (a)	450,000	450,000
Port of Oakland Rev.:
Series 2011 O, 5% 5/1/19 (c)	2,485,000	2,540,813
Series 2012 P, 5% 5/1/21 (c)	55,000	59,334
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
5% 9/1/23 (FSA Insured)	30,000	34,361
5% 9/1/24 (FSA Insured)	50,000	58,243
San Pablo Redev. Agcy. Series 2014 A, 5% 6/15/24 (FSA Insured)	30,000	34,481

TOTAL CALIFORNIA		100,662,314

Colorado - 1.2%
Colorado Health Facilities Auth. Rev.:
Bonds:
Series 2008 D3, 5%, tender 11/12/21 (a)	115,000	123,968
Series 2009 B-3, 1.875%, tender 11/6/19 (a)	1,140,000	1,135,999
Series 2015 A, 4% 12/1/18	340,000	341,714
Colorado Hsg. & Fin. Auth. Multi-family Hsg. Rev. Bonds (Park Ter Proj.) Series 2018, 1.85%, tender 10/1/19 (a)	1,325,000	1,324,709
Colorado Reg'l. Trans. District Ctfs. of Prtn.:
Series 2013 A:
5% 6/1/20	115,000	121,310
5% 6/1/23	100,000	112,532
Series 2014 A, 5% 6/1/23	85,000	95,652
Colorado Univ. Co. Hosp. Auth. Rev. Bonds:
Series 2017C-1, 4%, tender 3/1/20 (a)	5,745,000	5,860,934
Series 2017C-2, 5%, tender 3/1/22 (a)	450,000	486,257
Denver City & County Arpt. Rev.:
Series 2007, 1.93%, tender 11/15/25 (a)	3,525,000	3,525,000
Series 2011 A, 5.25% 11/15/22 (c)	1,750,000	1,910,895
Series 2013 A, 5% 11/15/18 (c)	2,290,000	2,304,221
Series 2013 B, 5% 11/15/18	130,000	130,853
Series 2017 A, 5% 11/15/19 (c)	420,000	435,091
Series 2018 A:
5% 12/1/19 (c)	1,750,000	1,816,290
5% 12/1/20 (c)	8,375,000	8,922,223
Denver Health & Hosp. Auth. Healthcare Rev. Series 2017 A:
5% 12/1/18 (d)	340,000	342,421
5% 12/1/19 (d)	375,000	388,170
5% 12/1/20 (d)	325,000	344,838
E-470 Pub. Hwy. Auth. Rev.:
Bonds Series 2017 A, 0.009% x 1 month U.S. LIBOR 2.291%, tender 9/6/18 (a)(e)	600,000	601,494
Series 1997 B, 0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,385,000	4,385,000
Series 2000 B:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,810,000	1,810,000
0% 9/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,380,000	1,354,829
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	505,000	484,830
Series 2015 A:
2.35% 9/1/20	100,000	100,640
5% 9/1/19	20,000	20,616
5% 9/1/20	275,000	290,898
Pueblo Colo Urban Renewal Auth. Series 2017, 2.75% 6/1/20	155,000	155,127

TOTAL COLORADO		38,926,511

Connecticut - 2.3%
Connecticut Gen. Oblig.:
Series 2005 B, 5.25% 6/1/19	455,000	466,357
Series 2010 B, 5% 12/1/18	250,000	252,028
Series 2011 B:
5% 5/15/20	275,000	288,294
5% 5/15/21	355,000	379,410
Series 2011 C, SIFMA Municipal Swap Index + 1.100% 2.66% 5/15/19 (a)(e)	1,280,000	1,287,552
Series 2011 D:
5% 11/1/18	85,000	85,449
5% 11/1/19	290,000	299,915
Series 2012 A:
SIFMA Municipal Swap Index + 1.100% 2.66% 4/15/19 (a)(e)	520,000	522,720
SIFMA Municipal Swap Index + 1.250% 2.81% 4/15/20 (a)(e)	4,135,000	4,187,432
Series 2012 C:
5% 6/1/19	130,000	133,007
5% 6/1/20	670,000	703,105
5% 6/1/21	510,000	545,491
Series 2012 D:
SIFMA Municipal Swap Index + 0.770% 2.33% 9/15/18 (a)(e)	770,000	770,162
SIFMA Municipal Swap Index + 0.920% 2.48% 9/15/19 (a)(e)	645,000	650,186
Series 2013 A:
SIFMA Municipal Swap Index + 0.550% 2.11% 3/1/19 (a)(e)	230,000	230,283
SIFMA Municipal Swap Index + 0.650% 2.21% 3/1/20 (a)(e)	105,000	105,318
5% 10/15/19	360,000	371,884
Series 2013 D:
SIFMA Municipal Swap Index + 0.880% 2.44% 8/15/19 (a)(e)	255,000	256,760
5% 8/15/20	190,000	200,404
Series 2014 B, SIFMA Municipal Swap Index + 0.490% 2.05% 3/1/19 (a)(e)	110,000	110,103
Series 2014 C, 5% 6/15/20	400,000	420,196
Series 2014 E:
5% 9/1/18	550,000	550,000
5% 9/1/19	430,000	442,698
Series 2014 H, 5% 11/15/18	80,000	80,528
Series 2015 F, 5% 11/15/20	180,000	190,894
Series 2016 A:
5% 3/15/19	500,000	508,575
5% 3/15/26	45,000	51,024
Series 2016 B:
5% 5/15/19	755,000	771,844
5% 5/15/20	305,000	319,744
5% 5/15/21	1,770,000	1,891,705
Series 2016 E:
4% 10/15/19	885,000	904,532
5% 10/15/20	1,080,000	1,142,942
Series 2016 G:
3% 11/1/20	285,000	290,010
5% 11/1/18	550,000	552,904
5% 11/1/19	510,000	527,437
Series 2017 A, 5% 4/15/20	2,650,000	2,771,927
Series 2017 B:
3% 4/15/22	325,000	331,022
5% 4/15/19	645,000	657,752
5% 4/15/20	100,000	104,601
Series 2018 A, 5% 4/15/20	685,000	716,517
Series 2018 B:
5% 4/15/21	1,715,000	1,829,854
5% 4/15/22	685,000	744,753
Series 2018 F, 5% 9/15/20 (b)	750,000	791,130
Series A, 5% 2/15/21	2,250,000	2,279,993
Series D, SIFMA Municipal Swap Index + 1.020% 2.58% 8/15/20 (a)(e)	890,000	899,265
Connecticut Health & Edl. Facilities Auth. Rev.:
(Connecticut St Univ. Sys. Proj.) Series 2013 N, 5% 11/1/20	2,035,000	2,164,019
(Stamford Hosp. Proj.) Series 2010 I, 5% 7/1/20	900,000	944,415
Bonds:
(Ascension Health Cr. Group Proj.) Series 1999 B, 1.65%, tender 3/1/19 (a)	670,000	669,350
(Yale New Haven Hosp. Proj.) Series B, 1 month U.S. LIBOR + 0.550% 1.945%, tender 9/4/18 (a)(e)	1,075,000	1,075,075
(Yale Univ. Proj.):
Series 2014 A, 1.3%, tender 2/3/20 (a)	2,855,000	2,836,757
Series 2017 B, 5%, tender 7/1/20 (a)	1,635,000	1,729,241
Series 2010 A, 1.8%, tender 2/9/21 (a)	7,655,000	7,631,499
Series 2013 A, 1%, tender 7/1/19 (a)	3,270,000	3,252,963
Series 2015 A, 2.05%, tender 7/21/21 (a)	9,975,000	9,996,945
Series U1, 1%, tender 2/6/19 (a)	255,000	254,329
Series 2016 CT, 3% 12/1/19	155,000	157,305
Series 2018 S, 5% 7/1/20	1,200,000	1,267,176
Series A:
5% 7/1/20	505,000	533,083
5% 7/1/21	800,000	863,688
Series N, 5% 7/1/21	610,000	658,910
Connecticut Higher Ed. Supplemental Ln. Auth. Rev.:
(Chelsea Ln. Prog.) Series 2013 A, 4% 11/15/18 (c)	345,000	346,170
Series 2017 B:
4% 11/15/19 (c)	265,000	270,554
5% 11/15/21 (c)	155,000	166,179
5% 11/15/23 (c)	125,000	136,748
Connecticut Hsg. Fin. Auth.:
(Ct Gen. Hsg. 9/27/72 Proj.) Series 2012 A, 2.4% 11/15/20	270,000	271,841
Bonds Series 2017 E-3, 1.5%, tender 11/15/20 (a)	1,640,000	1,614,137
Series 2013 B2, 4% 11/15/32	95,000	97,677
Series 2016 F:
1.55% 5/15/20 (c)	220,000	217,776
1.6% 11/15/20 (c)	565,000	557,649
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2010 A, 5% 11/1/18	250,000	251,288
Series 2011 A, 5% 12/1/18	120,000	120,950
Series 2012 A, 4% 1/1/19	400,000	402,972
Series 2012 B, 5% 1/1/21	325,000	344,874
Hartford Gen. Oblig. Series 2017, 5% 12/1/18	110,000	110,791
Hbr. Point Infra Impt. District Series 2010 A, 7.875% 4/1/39 (Pre-Refunded to 4/1/20 @ 100)	1,566,000	1,712,014
Naugatuck Ctfs. of Prtn. (Naugatuck Incineration Facilities Proj.) Series 2014 A:
5% 6/15/19 (c)	250,000	255,988
5% 6/15/20 (c)	315,000	331,301
New Britain Gen. Oblig. Series 2017 A:
5% 3/1/20 (FSA Insured)	65,000	68,042
5% 3/1/21 (FSA Insured)	90,000	96,387
New Haven Gen. Oblig.:
Series 2016 A:
5% 8/15/23 (Escrowed to Maturity)	20,000	22,690
5% 8/15/25 (FSA Insured)	20,000	23,059
Series 2017 A, 5.25% 8/1/19	160,000	164,466
Stratford Gen. Oblig. Series 2017, 4% 7/1/19 (FSA Insured)	165,000	167,892
Univ. of Connecticut Gen. Oblig. Series 2018 A, 5% 4/15/19	5,000,000	5,098,850

TOTAL CONNECTICUT		78,502,757

Delaware, New Jersey - 0.0%
Delaware River & Bay Auth. Rev. Series 2014 C:
5% 1/1/20	55,000	57,296
5% 1/1/21	45,000	48,164

TOTAL DELAWARE, NEW JERSEY		105,460

District Of Columbia - 1.0%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. Bonds (Liberty Place Apts. Proj.) Series 2018, 2.13%, tender 12/1/20 (a)	5,000,000	5,001,000
District of Columbia Income Tax Rev. Series 2014 A, 5% 12/1/18	3,040,000	3,064,898
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2009 A, 5.5% 10/1/39 (Pre-Refunded to 10/1/18 @ 100)	7,475,000	7,496,752
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2012 A:
5% 10/1/18 (c)	9,055,000	9,076,098
5% 10/1/22 (c)	140,000	154,841
Series 2014 A:
5% 10/1/19 (c)	315,000	325,483
5% 10/1/23 (c)	10,000	11,235
Series 2017 A:
5% 10/1/26 (c)	145,000	168,471
5% 10/1/27 (c)	110,000	128,979
Series 2018 A, 5% 10/1/19 (c)	2,615,000	2,702,027
Washington Convention & Sports Auth. Series 2018 A:
5% 10/1/19	2,000,000	2,070,020
5% 10/1/21	2,000,000	2,176,640

TOTAL DISTRICT OF COLUMBIA		32,376,444

Florida - 2.6%
Brevard County School Board Ctfs. of Prtn.:
Series 2014:
5% 7/1/20	485,000	512,417
5% 7/1/21	20,000	21,644
Series 2015 C:
5% 7/1/21	15,000	16,233
5% 7/1/22	80,000	88,352
5% 7/1/23	65,000	73,282
Broward County Arpt. Sys. Rev.:
Series 2012 P1, 4% 10/1/19 (c)	1,035,000	1,058,836
Series 2012 Q1:
4% 10/1/18	300,000	300,525
5% 10/1/21	20,000	21,885
Series A:
5% 10/1/22 (c)	65,000	72,185
5% 10/1/23 (c)	90,000	101,432
Broward County Port Facilities Rev. Series 2011 B, 5% 9/1/18 (c)	80,000	80,000
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2017 C, 5% 7/1/22	70,000	77,389
Series 2012 A, 5% 7/1/19	155,000	159,129
Series 2015 A:
5% 7/1/19	45,000	46,199
5% 7/1/20	85,000	89,805
5% 7/1/21	100,000	108,276
5% 7/1/22	75,000	82,917
5% 7/1/23	60,000	67,645
5% 7/1/24	30,000	34,337
Series 2015 B:
5% 7/1/19	45,000	46,199
5% 7/1/20	65,000	68,674
5% 7/1/21	135,000	146,173
5% 7/1/22	100,000	110,556
5% 7/1/23	60,000	67,645
5% 7/1/24	25,000	28,614
Central Expwy Auth. Sr Lien Series 2015, 1.625% 1/1/19	545,000	545,011
Citizens Property Ins. Corp.:
(Citizens Pla Proj.) Series 2012 A-1, 5% 6/1/20	1,215,000	1,280,586
Series 2011 A1, 5% 6/1/19	1,415,000	1,447,729
Series 2012 A1:
5% 6/1/19	1,845,000	1,887,675
5% 6/1/21	2,715,000	2,931,711
Clearwater Wtr. and Swr. Rev. Series 2011:
5% 12/1/18	15,000	15,123
5% 12/1/19	40,000	41,630
5% 12/1/20	20,000	21,402
Escambia County Poll. Cont. Rev. Bonds Series 1997, 2.1%, tender 4/11/19 (a)	1,650,000	1,650,083
Florida Board of Ed. Lottery Rev.:
Series 2016 A, 5% 7/1/19	2,000,000	2,054,440
Series 2016 B, 5% 7/1/24	219,000	252,849
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A:
5% 2/1/19	30,000	30,244
5% 2/1/20	45,000	46,260
Florida Hsg. Fin. Corp. Rev. Series 2017:
1.95% 1/1/21	465,000	466,469
2% 7/1/21	405,000	406,324
2.05% 1/1/22	305,000	306,071
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A:
5% 10/1/21	20,000	21,661
5% 10/1/22	45,000	49,604
5% 10/1/23	55,000	61,623
5% 10/1/24	45,000	51,057
5% 10/1/25	40,000	45,831
5% 10/1/26	45,000	51,156
Series 2015 C, 5% 10/1/18	70,000	70,167
Florida Muni. Pwr. Agcy. Rev.:
(Stanton II Proj.) Series 2012 A, 5% 10/1/18	60,000	60,155
Series 2008, 5% 10/1/18	130,000	130,317
Series 2009 A, 5% 10/1/18	1,055,000	1,057,574
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2008 A, 5.25% 10/1/18 (FSA Insured) (c)	445,000	446,161
Series 2009 A, 6% 10/1/18 (c)	295,000	295,926
Series 2010 B, 4.25% 10/1/18 (c)	2,385,000	2,389,508
Series 2011 C:
5% 10/1/19	35,000	36,225
5% 10/1/20	20,000	21,283
Series 2016:
5% 10/1/19 (c)	1,900,000	1,961,579
5% 10/1/20 (c)	50,000	53,008
Series 2017 A:
5% 10/1/25 (c)	20,000	22,929
5% 10/1/26 (c)	45,000	52,002
Halifax Hosp. Med. Ctr. Rev. Series 2015, 5% 6/1/23	30,000	33,516
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	1,070,000	1,143,402
Hillsborough County School District Sales Tax Rev. Series 2015 B, 5% 10/1/22 (FSA Insured)	45,000	50,123
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/20	20,000	21,131
5% 7/1/22	45,000	49,611
5% 7/1/23	45,000	50,558
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/18	1,000,000	1,002,440
JEA Wtr. & Swr. Sys. Rev. Series 2010 D:
5% 10/1/21	15,000	15,745
5% 10/1/21 (Pre-Refunded to 4/1/20 @ 100)	30,000	31,491
5% 10/1/39 (Pre-Refunded to 4/1/20 @ 100)	2,345,000	2,461,523
Lakeland Hosp. Sys. Rev. Series 2016:
4% 11/15/18	130,000	130,572
5% 11/15/19	70,000	72,608
Lee County Arpt. Rev. Series 2010A, 5.5% 10/1/18 (FSA Insured) (c)	270,000	270,724
Lee County Solid Waste Sys. Rev. Series 2016:
5% 10/1/18 (c)	510,000	511,122
5% 10/1/20 (c)	130,000	136,764
Manatee County Rev. Series 2013:
5% 10/1/19	25,000	25,889
5% 10/1/20	45,000	47,859
5% 10/1/21	45,000	49,045
5% 10/1/22	20,000	22,269
Manatee County School District Series 2017, 5% 10/1/24 (FSA Insured)	30,000	34,565
Miami Dade County Hsg. Multifamily Hsg. Rev. Bonds Series 2016, 1.78%, tender 4/1/19 (a)	2,125,000	2,123,300
Miami Health Facilities Auth. Rev. Series 2017, 5% 7/1/20	110,000	115,368
Miami-Dade County Aviation Rev.:
Series 2009 B, 5.5% 10/1/36 (Pre-Refunded to 10/1/19 @ 100)	3,190,000	3,319,961
Series 2010, 5% 10/1/22	40,000	42,432
Series 2012 A:
5% 10/1/19 (c)	240,000	247,934
5% 10/1/21 (c)	245,000	266,104
Series 2014 A, 5% 10/1/18 (c)	3,035,000	3,042,102
Series 2017 B:
5% 10/1/19 (c)	2,095,000	2,164,261
5% 10/1/20 (c)	45,000	47,736
Series 2018 A, 4% 10/1/19 (c)	8,805,000	9,003,113
Miami-Dade County Edl. Facilities Rev. Series 2007 B, 5.25% 4/1/19 (AMBAC Insured)	4,000,000	4,080,680
Miami-Dade County Expressway Auth.:
(Waste Mgmt., Inc. of Florida Proj.):
Series 2013, 5% 7/1/19	45,000	46,191
5% 7/1/20	20,000	21,131
5% 7/1/21	45,000	48,737
5% 7/1/22	45,000	49,820
5% 7/1/23	45,000	49,680
Bonds Series 2012, 1.89%, tender 7/1/26, LOC Dexia Cr. Local SA (a)(d)	1,740,000	1,740,000
Series 2014 A, 5% 7/1/24	15,000	17,195
Series 2014 B:
5% 7/1/22	35,000	38,749
5% 7/1/23	70,000	79,056
Miami-Dade County Gen. Oblig. (Parks Prog.) Series 2015 A, 5% 11/1/22	85,000	94,974
Miami-Dade County Health Facilities Auth. Hosp. Rev. Series 2010, 5.25% 8/1/21	120,000	127,346
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt. of Florida Proj.) Series 2018, 2.85%, tender 8/2/21 (a)(c)	3,960,000	3,993,026
Miami-Dade County Pub. Facilities Rev. Series 2015 A, 5% 6/1/19	415,000	424,508
Miami-Dade County School Board Ctfs. of Prtn.:
(Miami-Dade County School District) Series 2012 B-2, 4% 4/1/20	190,000	196,329
Series 2014 D:
5% 11/1/20	320,000	340,637
5% 11/1/21	135,000	147,019
5% 11/1/22	65,000	72,134
5% 11/1/23	165,000	186,452
Series 2015 A:
5% 5/1/19	20,000	20,431
5% 5/1/20	515,000	541,404
5% 5/1/21	250,000	269,163
5% 5/1/22	80,000	87,942
5% 5/1/23	140,000	156,857
Series 2015 B, 5% 5/1/24	645,000	733,907
Series 2015 D, 5% 2/1/22	260,000	284,203
Series 2016 A, 5% 8/1/27	120,000	138,419
Series 2016 C, 5% 2/1/20	470,000	490,572
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/19	25,000	25,677
North Broward Hosp. District Rev. Series 2017 B:
5% 1/1/20	220,000	227,977
5% 1/1/21	205,000	217,392
Orange County Health Facilities Auth. Series 2009, 5.25% 10/1/19	25,000	25,906
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/19	20,000	20,548
Orlando Utils. Commission Util. Sys. Rev. Series 2011 B:
5% 10/1/18	50,000	50,125
5% 10/1/19	50,000	51,778
Palm Beach County Health Facilities A Series 2016, 4% 11/15/19	3,085,000	3,162,927
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
4% 12/1/19	20,000	20,412
5% 12/1/20	30,000	31,757
5% 12/1/21	35,000	37,818
5% 12/1/23	5,000	5,548
5% 12/1/24	10,000	11,208
Palm Beach County Health Facilities Auth. Rev. Series 2015 C, 4% 5/15/19	790,000	798,192
Palm Beach County School Board Ctfs. of Prtn.:
(Palm Beach County School District Proj.):
Series 2018 A:
5% 8/1/19	2,200,000	2,265,340
5% 8/1/20	1,150,000	1,217,724
5% 8/1/21	2,000,000	2,169,700
Series 2018 B, 5% 8/1/21	1,100,000	1,193,335
Series 2014 B:
4% 8/1/19	190,000	193,943
4% 8/1/21	90,000	95,108
5% 8/1/19	65,000	66,931
5% 8/1/21	115,000	124,758
5% 8/1/22	20,000	22,148
Series 2015 B:
5% 8/1/19	60,000	61,782
5% 8/1/20	40,000	42,356
Pasco County School Board Ctfs. of Prtn. Series 2005 B, 1.98%, tender 8/1/30 (a)	3,700,000	3,700,000
Pasco County School District Sales Tax Rev. Series 2013:
5% 10/1/18	25,000	25,061
5% 10/1/19	25,000	25,865
5% 10/1/20	20,000	21,245
5% 10/1/21	20,000	21,729
5% 10/1/22	20,000	22,145
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.:
Series 2011, 5% 10/1/19 (c)	45,000	46,536
5% 10/1/18 (c)	60,000	60,143
Seminole County School Board Ctfs. of Prtn. Series 2016 C:
5% 7/1/25	20,000	23,050
5% 7/1/26	25,000	29,106
South Miami Health Facilities Auth. Hosp. Rev. Series 2017, 5% 8/15/19	3,520,000	3,627,994
Sunrise Util. Sys. Rev. Series 1998, 5.2% 10/1/22 (AMBAC Insured)	1,045,000	1,047,780
Tallahassee Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/21	65,000	70,234
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev.:
Series 2005, 5.5% 10/1/22 (FGIC Insured)	30,000	34,162
Series 2011 B:
5% 10/1/18 (Escrowed to Maturity)	55,000	55,136
5% 10/1/18 (Escrowed to Maturity)	50,000	50,126
Series 2011, 5% 10/1/19	120,000	124,266
Tampa Solid Waste Sys. Rev.:
Series 2010, 5% 10/1/19 (FSA Insured) (c)	255,000	263,293
Series 2013, 5% 10/1/20 (c)	170,000	179,979
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.):
Series 2012 A, 5% 9/1/20	40,000	42,368
Series 2016 A:
5% 9/1/18	100,000	100,000
5% 9/1/19	130,000	134,046
5% 9/1/20	150,000	158,882
Univ. North Florida Fing. Corp. Cir:
(Hsg. Proj.) Series 2016, 5% 11/1/18 (FSA Insured)	680,000	683,223
Series 2016, 5% 11/1/19 (FSA Insured)	705,000	728,773
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/19	5,000	5,149

TOTAL FLORIDA		88,172,233

Georgia - 1.6%
Atlanta Urban Resdtl Fin. Bonds (Bethel Towers Apt. Proj.) Series 2018, 2.07%, tender 11/1/20 (a)	10,000,000	9,993,600
Atlanta Arpt. Rev.:
5% 1/1/22	20,000	21,966
5% 1/1/23	20,000	22,419
5% 1/1/24	25,000	28,524
Atlanta Wtr. & Wastewtr. Rev. Series 2018 B, 5% 11/1/20	1,000,000	1,069,310
Augusta Hsg. Auth. Multi-family Hsg. Rev. Bonds (Richmond Villas Apts. Proj.) Series 2017, 1.2%, tender 3/1/19 (a)	1,530,000	1,523,406
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1995 5, 2.05%, tender 11/19/21 (a)	375,000	367,331
Series 2008, 1.65%, tender 6/18/21 (a)	485,000	473,069
(Georgia Pwr. Co. Proj.) Series 2017, 1.85%, tender 8/22/19 (a)	3,635,000	3,616,752
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (a)	220,000	219,325
Series 1996, 2.35%, tender 12/11/20 (a)	1,485,000	1,489,544
Clarke County Hosp. Auth. Series 2016:
5% 7/1/19	295,000	302,785
5% 7/1/20	190,000	200,670
Cobb County Kennestone Hosp. Auth. Rev. (Wellstar Health Sys., Inc. Proj.) Series 2017 A:
5% 4/1/19	30,000	30,599
5% 4/1/20	45,000	47,214
5% 4/1/21	100,000	107,353
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. Bonds Series 2016, 1.75%, tender 1/15/19 (a)	1,570,000	1,569,294
Fulton County Dev. Auth. Hosp. R (Wellstar Health Sys., Inc. Proj.) Series 2017 A:
3% 4/1/19	40,000	40,345
5% 4/1/20	40,000	41,968
5% 4/1/21	85,000	91,250
Fulton County Dev. Auth.:
(Piedmont Healthcare, Inc. Proj.) Series 2016, 5% 7/1/20	130,000	137,301
Bonds Series 2018 A, 2%, tender 3/1/20 (a)	4,000,000	4,000,000
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/19	85,000	85,945
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Combined Cycle Proj.) Series A, 5% 11/1/18	165,000	165,822
(Unrefunded Balance Proj.) Series 2008:
5.75% 1/1/19	130,000	130,299
5.75% 1/1/20	20,000	20,046
Series 2008 A:
5.25% 1/1/19	140,000	141,530
5.25% 1/1/21	140,000	149,874
Series 2009 B, 5% 1/1/20	4,180,000	4,346,071
Series 2011 A:
5% 1/1/19	750,000	757,605
5% 1/1/20	245,000	254,734
5% 1/1/21	30,000	31,947
Series 2015 A:
5% 1/1/20	100,000	103,973
5% 1/1/21	255,000	271,550
Series 2016 A:
4% 1/1/19	225,000	226,562
4% 1/1/21	280,000	291,861
5% 1/1/19	385,000	388,904
Series GG:
5% 1/1/20	135,000	140,454
5% 1/1/21	255,000	271,787
Georgia Muni. Gas Auth. Rev.:
(Gas Portfolio III Proj.):
Series 2014 U:
5% 10/1/19	35,000	36,184
5% 10/1/22	20,000	22,178
5% 10/1/23	55,000	61,986
Series R, 5% 10/1/21	110,000	119,510
Series 2016 A, 5% 10/1/19	1,050,000	1,085,511
Griffin-Spalding County Hosp. (Wellstar Health Sys., Inc. Proj.) Series 2017 A:
3% 4/1/19	50,000	50,431
3% 4/1/20	40,000	40,734
3% 4/1/21	35,000	35,829
Lagrange-Troup County Hosp. Rev. (Wellstar Health Sys., Inc. Proj.) Series 2017 A:
5% 4/1/20	30,000	31,476
5% 4/1/21	85,000	91,250
Macon-Bibb County Hsg. Auth. Bonds Series 2018, 2.04%, tender 4/1/20 (a)	5,000,000	4,998,450
Main Street Natural Gas, Inc. Series 2018 C, 4% 12/1/19	215,000	220,285
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev.:
Series 2007 A, 5% 3/15/19	4,000,000	4,063,720
Series 2007 B, 5% 3/15/19	5,000,000	5,077,800
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.):
Series 2009 1, 2.05%, tender 11/19/21 (a)	705,000	690,583
Series 2009, 2.35%, tender 12/11/20 (a)	2,175,000	2,180,220
Peach County Dev. Auth. Student Series 2016, 1.2% 10/1/18	855,000	854,641
Private Colleges & Univs. Auth. Rev. (The Savannah College of Arts and Design Projs.) Series 2014, 5% 4/1/21	75,000	80,398

TOTAL GEORGIA		52,914,175

Hawaii - 0.5%
Hawaii Arpts. Sys. Rev. Series 2011, 5% 7/1/19 (c)	2,085,000	2,138,293
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. (Queens Health Sys. Proj.) Series 2015 B, SIFMA Municipal Swap Index + 0.140% 2.009%, tender 7/1/39 (a)(e)	605,000	605,000
Hawaii Gen. Oblig. Series 2011 DZ, 5% 12/1/28 (Pre-Refunded to 12/1/21 @ 100)	1,945,000	2,136,057
Honolulu City & County Gen. Oblig.:
Bonds Series 2017 H:
SIFMA Municipal Swap Index + 0.310% 1.87%, tender 9/1/20 (a)(e)	2,180,000	2,177,297
SIFMA Municipal Swap Index + 0.320% 1.88%, tender 9/1/20 (a)(e)	1,965,000	1,962,563
SIFMA Municipal Swap Index + 0.320% 1.88%, tender 9/1/20 (a)(e)	875,000	873,915
Series 2015 B, 5% 10/1/18	3,700,000	3,709,213
Series 2017 D:
5% 9/1/24	25,000	28,832
5% 9/1/25	65,000	75,951
Series 2018 B, 5% 9/1/19 (b)	3,060,000	3,160,735
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/19(c)	30,000	30,850
5% 8/1/20 (c)	65,000	68,615
5% 8/1/21 (c)	10,000	10,772
5% 8/1/22 (c)	45,000	49,354
5% 8/1/23 (c)	30,000	33,368

TOTAL HAWAII		17,060,815

Idaho - 0.0%
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2018 A, 5% 3/1/20	515,000	538,170
Idaho Hsg. & Fin. Assoc. Single Family Mtg. (Idaho St Garvee Proj.) Series 2017 A:
5% 7/15/20	150,000	158,517
5% 7/15/21	230,000	249,023

TOTAL IDAHO		945,710

Illinois - 3.3%
Bedford Park Tax Increment Rev. (65th and Cicero Proj.) Series 2015, 3% 12/30/18	195,000	195,090
Champaign County Ill Cmnty. Unit Series 2017, 5% 1/1/21	355,000	378,537
Chicago Board of Ed. Series 2009 D, 5% 12/1/18 (Escrowed to Maturity)	50,000	50,407
Chicago Gen. Oblig.:
(City Colleges Proj.) Series 1999, 0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	215,000	213,336
Series 1999, 5.5% 1/1/19 (FGIC Insured) (FSA Insured)	1,655,000	1,671,600
Series 2002 B, 5% 1/1/19	420,000	423,381
Series 2003 B:
5% 1/1/19	700,000	705,635
5% 1/1/20	720,000	739,066
Series 2007, 5% 12/1/18	555,000	555,611
Series 2009 A:
4% 1/1/19	270,000	271,315
4% 1/1/19 (Escrowed to Maturity)	290,000	292,146
Series 2010, 5% 12/1/19	220,000	225,436
Series 2015 C:
5% 1/1/20	280,000	287,451
5% 1/1/21	435,000	453,957
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago Series 2014 D, 5% 12/1/19	555,000	577,067
Chicago Midway Arpt. Rev.:
Series 2014 B:
5% 1/1/20	15,000	15,624
5% 1/1/21	10,000	10,656
5% 1/1/23	55,000	60,931
5% 1/1/22	110,000	119,627
5% 1/1/23	130,000	144,019
Chicago Motor Fuel Tax Rev. Series 2013:
5% 1/1/19	180,000	181,121
5% 1/1/20	5,000	5,098
5% 1/1/21	10,000	10,313
5% 1/1/22	5,000	5,219
5% 1/1/23	10,000	10,510
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2010 D, 5.25% 1/1/19 (c)	425,000	429,786
Series 2011 A, 5.75% 1/1/39 (Pre-Refunded to 1/1/21 @ 100)	1,475,000	1,604,771
Series 2011 B, 5% 1/1/19	175,000	176,899
Series 2012 A, 5% 1/1/21	30,000	32,074
Series 2012 B, 5% 1/1/21 (c)	100,000	106,490
Series 2013 B, 5% 1/1/22	85,000	93,183
Series 2013 D, 5% 1/1/22	70,000	76,739
Series 2015 A, 5% 1/1/19 (c)	125,000	126,308
Series 2017 D, 5% 1/1/27 (c)	35,000	40,343
Chicago Park District Gen. Oblig. Series 2011 B, 4% 1/1/19	100,000	100,545
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
4% 6/1/19	425,000	431,256
5% 6/1/20	760,000	798,486
5% 6/1/21	385,000	412,531
5% 6/1/25	25,000	28,159
Chicago Wastewtr. Transmission Rev. Series 2012:
5% 1/1/19	30,000	30,296
5% 1/1/23	25,000	26,938
Chicago Wtr. Rev.:
(Second Lien Proj.) Series 2014, 4% 11/1/18	310,000	311,001
Series 2017 2, 5% 11/1/19	545,000	563,508
Cook County Gen. Oblig.:
Series 2009 C, 5% 11/15/21	185,000	191,157
Series 2010 A, 5.25% 11/15/22	110,000	117,121
Series 2011 A, 5.25% 11/15/22	20,000	21,891
Series 2012 C:
5% 11/15/19	70,000	72,524
5% 11/15/20	155,000	164,999
5% 11/15/21	120,000	130,616
5% 11/15/22	30,000	33,284
Series 2014 A:
5% 11/15/18	635,000	639,020
5% 11/15/20	20,000	21,290
5% 11/15/21	10,000	10,885
5% 11/15/22	30,000	33,284
Series 2016 A, 5% 11/15/21	2,250,000	2,449,058
Series 2018:
3% 11/15/18	450,000	451,112
5% 11/15/19	385,000	398,879
Cook County School District No. 87 Series 2012 A, 3% 12/1/19	1,215,000	1,232,460
DeKalb County Cmnty. Unit Scd Series 2001, 0% 1/1/21 (AMBAC Insured)	1,175,000	1,111,679
DuPage County Cmnty. High School District #99 Series 2014, 5% 12/1/18	730,000	735,942
Grundy Kendall & Will Cntys Series 2008, 5.75% 10/15/19	120,000	120,565
Illinois Edl. Facilities Auth. Rev. Bonds (Univ. of Chicago Proj.) Series B2, 1.55%, tender 2/13/20 (a)	220,000	219,034
Illinois Fin. Auth. Rev.:
( Bradley Univ. Proj.) Series 2017 C, 5% 8/1/26	35,000	39,656
(Hosp. Sisters Svcs., Inc. Proj.) Series 2012 C, 5% 8/15/20	690,000	731,455
(Osf Healthcare Sys.) Series 2010 A, 6% 5/15/39 (Pre-Refunded to 5/15/20 @ 100)	1,000,000	1,069,060
(Provena Health Proj.) Series 2010 A, 5.75% 5/1/19 (Escrowed to Maturity)	60,000	61,604
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/19	535,000	554,672
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2005, 5.25% 3/1/30 (Pre-Refunded to 3/1/20 @ 100)	1,100,000	1,156,837
Bonds:
(Advocate Health Care Network Proj.) Series 2008 A2, 5%, tender 2/12/20 (a)	635,000	662,565
(Ascension Health Cr. Group Proj.) Series 2012 E2, 1.75%, tender 4/1/21 (a)	1,720,000	1,705,414
Series 2016 B, 0.014% x 1 month U.S. LIBOR 2.807%, tender 5/1/21 (a)(e)	1,090,000	1,095,886
Series 2017 B, 5%, tender 12/15/22 (a)	65,000	72,390
Series E, 2.25%, tender 4/29/22 (a)	500,000	500,690
Series 2008 D:
5.5% 11/1/18	200,000	201,182
6.25% 11/1/28 (Pre-Refunded to 11/1/18 @ 100)	45,000	45,324
Series 2011 L, 5% 12/1/22 (Pre-Refunded to 12/1/21 @ 100)	25,000	27,332
Series 2012 A:
5% 5/15/19	165,000	168,323
5% 5/15/23	30,000	32,730
Series 2012:
5% 9/1/18	25,000	25,000
5% 9/1/19	25,000	25,550
5% 9/1/20	30,000	31,256
5% 9/1/21	45,000	47,634
5% 9/1/22	75,000	80,453
Series 2015 A:
5% 11/15/18	535,000	538,344
5% 11/15/22	10,000	11,103
5% 11/15/22	800,000	883,848
5% 11/15/24	35,000	39,669
5% 11/15/25	45,000	51,409
5% 11/15/26	45,000	50,752
Series 2015 B:
5% 11/15/20	35,000	37,266
5% 11/15/24	45,000	51,445
Series 2016 A:
4% 5/1/19	1,110,000	1,123,931
4% 11/1/19	110,000	112,434
5% 7/1/19	155,000	158,794
5% 8/15/19	130,000	133,062
5% 8/15/20	10,000	10,460
5% 2/15/21	15,000	16,046
5% 8/15/21	15,000	15,974
5% 2/15/23	20,000	22,224
5% 8/15/23	35,000	38,346
5% 8/15/24	50,000	55,321
Series 2016 C:
5% 2/15/20	110,000	114,418
5% 2/15/22	225,000	246,884
5% 2/15/23	100,000	111,927
5% 2/15/24	115,000	130,802
Series 2016 D, 5% 2/15/20	505,000	527,639
Series 2016:
4% 11/15/18	95,000	95,401
5% 11/15/19	170,000	176,149
5% 5/15/21	430,000	461,433
5% 7/1/22	65,000	72,013
5% 5/15/25	10,000	11,387
5% 5/15/26	20,000	22,936
5% 5/15/27	25,000	28,522
Series 2017:
5% 1/1/23	35,000	39,187
5% 1/1/25	50,000	57,709
5% 1/1/27	45,000	53,218
Illinois Gen. Oblig.:
Series 2006 A, 5% 6/1/19	215,000	219,094
Series 2006, 5% 6/1/21	405,000	423,950
Series 2010:
5% 1/1/19 (FSA Insured)	1,430,000	1,443,699
5% 1/1/21 (FSA Insured)	35,000	36,134
Series 2012 A, 4% 1/1/23	30,000	30,334
Series 2012:
5% 3/1/19	320,000	324,112
5% 8/1/19	2,270,000	2,322,505
5% 8/1/20	150,000	156,249
5% 8/1/21	55,000	57,693
5% 8/1/22	760,000	800,683
Series 2013:
5% 7/1/21	140,000	146,703
5% 7/1/22	290,000	305,315
Series 2014:
5% 5/1/19	545,000	554,254
5% 2/1/20	665,000	686,406
5% 2/1/21	865,000	901,771
5% 2/1/22	65,000	68,166
5% 4/1/23	50,000	52,904
5% 2/1/25	50,000	52,731
Series 2016:
5% 1/1/20	1,760,000	1,813,557
5% 11/1/20	50,000	52,316
5% 1/1/21	2,865,000	2,983,325
5% 11/1/21	1,505,000	1,583,787
5% 1/1/22	1,650,000	1,729,019
5% 1/1/26	50,000	53,209
5% 2/1/26	235,000	250,080
Series 2017 B, 5% 11/1/19	4,500,000	4,630,860
Series 2017 D, 5% 11/1/21	2,180,000	2,294,123
Series 2018 A:
5% 5/1/19	8,200,000	8,339,236
5% 10/1/20 (b)	1,000,000	1,044,590
5% 10/1/21 (b)	1,500,000	1,577,025
Illinois Muni. Elec. Agcy. Pwr. Supply:
Series 2007 C, 5.25% 2/1/20	165,000	172,933
Series 2015 A:
5% 2/1/20	835,000	872,266
5% 2/1/21	470,000	503,060
5% 2/1/22	380,000	414,588
5% 2/1/23	25,000	27,790
Illinois Reg'l. Trans. Auth.:
Series 2002 A, 6% 7/1/21	460,000	509,560
Series 2010A, 5% 7/1/20	465,000	482,916
Series 2011 A, 5% 6/1/19 (FSA Insured)	1,560,000	1,595,974
Series 2014 A, 5% 6/1/19	200,000	204,612
Series 2017 A:
5% 7/1/19	3,000,000	3,076,680
5% 7/1/20	210,000	221,445
5% 7/1/21	210,000	226,838
Illinois Sales Tax Rev.:
Series 2002, 5.75% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,360,000	1,398,148
Series 2013, 5% 6/15/19	1,035,000	1,058,081
Series 2016 D, 5% 6/15/23	1,500,000	1,655,730
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2013 B-1, 5% 12/1/18	300,000	302,427
Kane County School District #129, Aurora West Side Series 2014 A, 2.75% 2/1/22	1,000,000	1,007,450
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2012, 4% 10/1/18	435,000	435,740
Mc Henry & Lake Cntys Ill Cmnt Series 2012 A, 3% 12/1/19	1,015,000	1,030,337
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	105,000	90,125
0% 1/15/25	110,000	90,677
0% 1/15/26	80,000	63,191
McHenry County Conservation District Gen. Oblig. Series 2014:
5% 2/1/19	50,000	50,676
5% 2/1/20	50,000	52,217
5% 2/1/23	50,000	55,936
Metropolitan Pier & Exposition:
Series 1996 A, 0% 12/15/18	4,000,000	3,973,200
Series 2012 B, 5% 12/15/22	1,655,000	1,773,829
Minooka Ill Spl. Assmt Series 2014, 3.5% 12/1/19 (FSA Insured)	120,000	121,613
Railsplitter Tobacco Settlement Auth. Rev.:
Series 2010:
5% 6/1/19	1,750,000	1,787,608
5.125% 6/1/19	750,000	766,800
5.25% 6/1/20	650,000	684,190
5.5% 6/1/23 (Pre-Refunded to 6/1/21 @ 100)	5,300,000	5,811,185
6% 6/1/28 (Pre-Refunded to 6/1/21 @ 100)	2,600,000	2,885,298
Series 2017, 5% 6/1/22	220,000	240,249
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2014 A, 5% 10/1/18	130,000	130,311
Univ. of Illinois Rev.:
Series 1999, 0% 4/1/19	1,500,000	1,481,505
Series 2001 B, 5.5% 4/1/19	110,000	112,274
Waukegan Gen. Oblig. Series 2018 A:
3% 12/30/20 (FSA Insured)	1,000,000	1,020,020
4% 12/30/21 (FSA Insured)	410,000	432,546
4% 12/30/22 (FSA Insured)	425,000	450,938
Western Ill Univ. Revs. Ctfs. Par Series 2015, 3% 10/1/18 (FSA Insured)	110,000	110,057
Will County Cmnty. Consolidated School District Series 2013, 2.3% 1/1/21	2,950,000	2,959,942
Will County Cmnty. Unit School District No. 200-U Series 2012, 4% 11/1/20	1,910,000	1,977,862

TOTAL ILLINOIS		112,234,986

Indiana - 0.7%
Anderson Econ. Dev. Auth. Rev. Bonds (Cottages of Anderson Apts. Proj.) Series 2017, 1.7%, tender 1/1/19	360,000	359,561
Fort Wayne Ind. Multifamily Hsg. Bonds Series 2017, 1.2%, tender 11/1/18 (a)	1,785,000	1,782,537
Hammond Loc Pub. Impt. Bd Bank Series 2018 A, 2.375% 12/31/18	1,090,000	1,090,262
Indiana Fin. Auth. (Citizens Energy Group Wtr. Proj.) Series 2014 A, 5% 10/1/19	115,000	118,939
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 1.75%, tender 9/4/18 (a)(c)	4,000,000	4,000,000
Indiana Fin. Auth. Health Sys. Rev. (Franciscan Alliance Proj.) Series 2009 A, 5% 11/1/29 (Pre-Refunded to 11/1/19 @ 100)	4,750,000	4,930,738
Indiana Fin. Auth. Hosp. Rev.:
Series 2009, 5.5% 5/1/24 (Pre-Refunded to 5/1/19 @ 100)	1,250,000	1,281,388
Series 2013:
5% 8/15/22	15,000	16,596
5% 8/15/23	20,000	22,520
Series 2017 A, 5% 11/1/18	230,000	231,201
Indiana Fin. Auth. Rev.:
Series 2010 B, 5% 12/1/19	290,000	301,385
Series 2012:
5% 3/1/20	15,000	15,695
5% 3/1/21	25,000	26,718
Series 2016:
3% 9/1/18	40,000	40,000
3% 9/1/19	65,000	65,658
4% 9/1/20	130,000	134,915
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.):
Series 2012 A:
5% 10/1/20	20,000	21,271
5% 10/1/22	35,000	38,855
Series 2014 A:
5% 10/1/20	10,000	10,635
5% 10/1/21	10,000	10,886
5% 10/1/22	15,000	16,652
Series 2015 A:
5% 10/1/24	35,000	40,006
5% 10/1/25	35,000	40,220
Indiana Health Facility Fing. Auth. Rev. Bonds:
Series 2001 A2, 4%, tender 3/1/19 (a)	440,000	444,580
Series 2005 A-5, 1.35%, tender 8/4/20 (a)	2,015,000	1,983,808
Series 2005 A-8, 1.25%, tender 5/1/20 (a)	295,000	291,130
Series 2017:
1.35%, tender 8/4/20 (a)	195,000	191,981
1.375%, tender 10/1/27	1,080,000	1,068,012
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A:
5% 1/1/19	30,000	30,329
5% 1/1/20	25,000	26,077
Indianapolis Local Pub. Impt.:
(Indianapolis Arpt. Auth. Proj.) Series 2016 A1, 5% 1/1/19 (c)	190,000	191,976
Series 2016:
5% 1/1/20 (c)	685,000	712,948
5% 1/1/21 (c)	60,000	64,176
5% 1/1/23 (c)	45,000	49,931
5% 1/1/24 (c)	60,000	67,334
5% 1/1/25 (c)	65,000	73,795
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/19	20,000	20,167
4% 1/15/20	30,000	30,887
4% 1/15/21	25,000	26,159
5% 7/15/19	35,000	35,970
5% 7/15/20	25,000	26,443
5% 7/15/21	20,000	21,631
Michigan City School Bldg. Corp. (Michigan Gen. Oblig. Proj.):
Series 2015, 4% 7/15/19	1,085,000	1,098,628
Series 2016 A, 5% 7/15/20	1,040,000	1,089,712
Purdue Univ. Rev. Series 2012 AA, 5% 7/1/27	255,000	282,313
Whiting Envir. Facilities Rev.:
(BP Products North America, Inc. Proj.) Series 2009, 5.25% 1/1/21	1,025,000	1,097,775
Bonds:
(BP Products North America, Inc. Proj.) Series 2015, 5%, tender 11/1/22 (a)(c)	480,000	529,862
Series 2014, SIFMA Municipal Swap Index + 0.750% 2.31%, tender 12/2/19 (a)(c)(e)	1,090,000	1,092,136

TOTAL INDIANA		25,144,398

Iowa - 0.7%
Iowa Fin. Auth. Multi-family Rev. Bonds (Elevate at Jordan Creek Apts. Proj.) Series 2018, 2%, tender 3/1/20 (a)	12,600,000	12,592,692
Iowa Fin. Auth. Single Family Mtg. Bonds Series 2018 B, SIFMA Municipal Swap Index + 0.300% 1.86%, tender 5/3/21 (a)(e)	2,000,000	2,003,500
Iowa Higher Ed. Ln. Auth. Rev. Series 2016 A, 2% 12/1/18	4,010,000	4,010,080
Iowa Student Ln. Liquidity Corp. Student Ln. Rev.:
Series 2015 A, 5% 12/1/21 (c)	1,000,000	1,071,150
Series 2018 A:
5% 12/1/20 (c)	500,000	527,370
5% 12/1/21 (c)	500,000	535,575
5% 12/1/22 (c)	725,000	787,698
Peoples Mem Hosp. Buchanan County Series 2016, 1.5% 12/1/18	545,000	543,850

TOTAL IOWA		22,071,915

Kansas - 0.3%
Desoto Usd # 232 Series 2015 A, 5% 9/1/22	35,000	38,921
Johnson County Unified School District # 233:
Series 2016 A:
2% 9/1/18	320,000	320,000
5% 9/1/20	320,000	340,240
Series 2016 B, 5% 9/1/23	30,000	34,146
Kansas Dept. of Trans. Hwy. Rev.:
Series 2004 C1, 0.070% x LIBOR (UK)(1 MO) RATE 1.757% 9/1/21 (a)(e)	5,000,000	5,001,450
Series 2014 B:
0.003% x 1 month U.S. LIBOR 1.715% 9/1/18 (a)(e)	1,530,000	1,530,000
0.004% x 1 month U.S. LIBOR 1.795% 9/1/19 (a)(e)	1,310,000	1,312,227
Wichita Hosp. Facilities Rev. Series 2011 IV A:
5% 11/15/18 (Escrowed to Maturity)	50,000	50,329
5% 11/15/20 (Escrowed to Maturity)	60,000	64,058
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2016 A:
5% 9/1/22	10,000	11,072
5% 9/1/23	15,000	16,899
5% 9/1/25	15,000	17,266

TOTAL KANSAS		8,736,608

Kentucky - 0.8%
Ashland Med. Ctr. Rev.:
(Ashland Hosp. Corp. D/B/A King's Daughters Med. Ctr. Proj.) Series 2016 A:
4% 2/1/20	205,000	208,817
5% 2/1/24	30,000	32,832
(Ashland Hosp. Corp. D/B/A Kings Daughters Med. Ctr. Proj.) Series 2016 A, 5% 2/1/25	20,000	22,045
Carroll County Poll. Ctlr Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2016 A, 1.05%, tender 9/1/19 (a)	4,000,000	3,964,520
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/20	55,000	57,185
5% 1/1/22	285,000	310,134
Kentucky Econ. Dev. Fin. Auth. Bonds:
Series 2009 B, 2.7%, tender 11/10/21 (a)	195,000	196,539
Series 2011 B, 0.009% x 1 month U.S. LIBOR 2.315%, tender 2/1/20 (a)(e)	1,530,000	1,530,444
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2017 A:
5% 6/1/20	110,000	114,094
5% 6/1/21	230,000	242,558
Kentucky Hsg. Corp. Hsg. Rev. Bonds Series 2017, 1.45%, tender 3/1/19 (a)	1,020,000	1,018,174
Kentucky Rural Wtr. Fin. Corp. Series 2018 E1, 2.25% 3/1/20 (b)	6,000,000	6,015,120
Kentucky State Property & Buildings Commission Rev.:
(Kentucky St Proj.):
Series 2009, 5.25% 2/1/19 (Assured Guaranty Corp. Insured)	160,000	162,190
Series D:
5% 5/1/20	860,000	901,357
5% 5/1/21	210,000	225,194
(Kentucky St Proj.):
Series 2005 5% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	350,000	377,535
Series 2005, 5% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	360,000	379,670
(Proj. No. 115) Series 2017, 5% 4/1/20	495,000	517,626
(Proj. No. 117) Series B, 3% 5/1/20	540,000	548,478
(Proj. No. 90) Series 2008, 5% 11/1/18	805,000	809,226
(Proj. No. 98) Series 2010:
4% 8/1/19	270,000	275,063
4% 8/1/20	435,000	450,682
5% 8/1/21	460,000	484,780
Series 2015 B, 5% 8/1/19	980,000	1,007,126
Series 2016 B, 5% 11/1/19	790,000	817,563
Louisville & Jefferson County:
(Norton Healthcare, Inc. Proj.) Series 2016 A, 5% 10/1/19	290,000	299,431
Series 2016 A, 5% 10/1/18	910,000	912,075
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds:
(Louisville Gas & Elec. Co. Proj.) Series 2003 A, 1.5%, tender 4/1/19 (a)	940,000	937,650
(Louisville Gas and Elec. Co. Proj.) Series 2001 B, 2.55%, tender 5/3/21 (a)	2,000,000	2,000,480
Series 2007 A, 1.25%, tender 6/3/19 (a)	875,000	870,555
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas and Elec. Co. Proj.) Series 2001 B, 2.55%, tender 5/3/21 (a)	2,590,000	2,591,943

TOTAL KENTUCKY		28,281,086

Louisiana - 0.5%
Lafayette Pub. Impt. Sale Tax Series 2015, 5% 5/1/20	1,000,000	1,052,610
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015:
5% 6/1/19	495,000	506,449
5% 6/1/20	1,540,000	1,622,590
5% 6/1/21 (FSA Insured)	660,000	713,044
Louisiana Gen. Oblig.:
Series 2012 A, 5% 8/1/22	35,000	38,745
Series 2014 D1, 5% 12/1/22	30,000	33,445
Series 2016 A, 5% 9/1/20	560,000	593,835
Series 2016 B:
5% 8/1/22	310,000	343,167
5% 8/1/23	135,000	152,618
Series 2016 D:
5% 9/1/22	140,000	155,231
5% 9/1/24	155,000	177,542
Louisiana Offshore Term. Auth. Deepwater Port Rev. Bonds Series 2010 B-1A, 2%, tender 10/1/22 (a)	815,000	806,165
Louisiana Pub. Facilities Auth. Rev.:
(Tulane Univ. of Louisiana Proj.) Series 2016 A, 5% 12/15/19	255,000	265,124
Series 2009 A:
5% 7/1/19	475,000	487,222
5.25% 7/1/20	870,000	921,130
Series 2017, 4% 8/1/19	945,000	963,664
Louisiana Stadium and Exposition District Series 2013 A:
5% 7/1/19	250,000	256,578
5% 7/1/21	35,000	37,867
5% 7/1/22	20,000	22,096
New Orleans Aviation Board Rev.:
(North Term. Proj.) Series 2017 B:
5% 1/1/23 (c)	705,000	778,891
5% 1/1/24 (c)	5,000	5,598
5% 1/1/25 (c)	5,000	5,658
5% 1/1/26 (c)	10,000	11,404
Series 2017 D1:
5% 1/1/19	285,000	288,075
5% 1/1/20	475,000	495,145
Series 2017 D2:
5% 1/1/19 (c)	410,000	414,289
5% 1/1/20 (c)	50,000	52,054
5% 1/1/21 (c)	290,000	308,685
5% 1/1/22 (c)	345,000	374,504
5% 1/1/23 (c)	10,000	11,048
5% 1/1/24 (c)	15,000	16,794
5% 1/1/25 (c)	10,000	11,316
New Orleans Gen. Oblig. Series 2012, 5% 12/1/20	60,000	63,961
St. Tammany Parish Hosp. Svc. (St. Tammany Parish Hosp. Proj.) Series 2011, 4.5% 7/1/21	600,000	630,642
Tobacco Settlement Fing. Corp. Series 2013 A:
5% 5/15/19	2,200,000	2,248,158
5% 5/15/20	715,000	749,928
5% 5/15/21	435,000	466,446
5% 5/15/23	100,000	110,912

TOTAL LOUISIANA		16,192,630

Maine - 0.0%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Univ. of New England Proj.) Series 2017 A, 4% 7/1/20	250,000	259,445
Series 2017 B, 4% 7/1/21	85,000	89,425
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/21	50,000	54,267
5% 7/1/22	40,000	44,394
5% 7/1/24	50,000	57,581

TOTAL MAINE		505,112

Maryland - 1.5%
Baltimore Proj. Rev. Series 2017 D:
5% 7/1/24	70,000	80,448
5% 7/1/25	75,000	87,253
Cmnty. Dev. Admin Dept. Hsg.:
Series 2016:
1.6% 4/1/19	2,615,000	2,608,986
2.15% 12/1/18	3,840,000	3,838,771
Series 2017, 2% 2/1/19	1,310,000	1,308,703
Series 2018 A, 2.44% 3/1/20	3,000,000	2,994,780
County of Charles Series 2015, 5% 11/1/18	1,000,000	1,005,380
Harford County Gen. Oblig. Series 2018, 5% 9/15/18	1,000,000	1,000,960
Howard County Gen. Oblig. (MD Consolidated Pub. Impt. Proj.) Series 2018 A, 5% 2/15/20	975,000	1,021,420
Maryland Dept. of Trans. Consolidated Trans. Rev. Series 2015, 5% 2/1/19	5,000,000	5,071,000
Maryland Gen. Oblig.:
Series 2014 A, 5% 3/1/19	1,500,000	1,525,170
Third Series 2009 C, 5% 11/1/19	2,810,000	2,917,904
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2015:
5% 7/1/19	10,000	10,240
5% 7/1/22	20,000	21,888
5% 7/1/23	20,000	22,238
5% 7/1/24	45,000	50,643
5% 7/1/25	40,000	45,456
Series 2017, 5% 7/1/20	1,330,000	1,404,946
Maryland St Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2017 D, 1.83% 6/1/19	1,460,000	1,451,663
Series 2018 B, 2.61% 4/1/20	4,655,000	4,659,236
Maryland Stadium Auth. Rev. Series 2018 A, 5% 5/1/19	300,000	306,519
Maryland Trans. Auth. (Thurgood Marshall Arpt. Proj.) Series 2012 B, 5% 3/1/19 (c)	4,000,000	4,060,240
Montgomery County Gen. Oblig.:
Bonds Series 2013 MD, 1.4%, tender 9/4/18 (a)	4,900,000	4,900,000
Series 2011 A, 5% 7/1/20 (Pre-Refunded to 7/1/19 @ 100)	350,000	359,646
Prince Georges County Gen. Oblig.:
Series 2013 A, 5% 3/1/19	2,060,000	2,094,567
Series 2018 A, 5% 7/15/19	5,000,000	5,145,150
Prince Georges County Rev. Auth. (Upper Marlboro Courthouse Projs.) Series 2018 A, 4% 5/1/19	1,000,000	1,015,700

TOTAL MARYLAND		49,008,907

Massachusetts - 1.1%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2016A, 0% 7/1/21	1,060,000	1,001,265
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B, 5% 1/1/20	130,000	135,565
Massachusetts Dev. Fin. Agcy. Rev.:
(Lesley Univ. Proj.) Series 2016, 5% 7/1/20	260,000	274,698
Series 2011, 7.25% 1/1/32 (Pre-Refunded to 1/1/21 @ 100)	1,700,000	1,909,321
Series 2016 A, 5% 7/15/22	30,000	33,470
Series 2016 I:
5% 7/1/21	10,000	10,748
5% 7/1/22	15,000	16,433
5% 7/1/23	15,000	16,715
5% 7/1/24	25,000	28,207
5% 7/1/25	20,000	22,848
5% 7/1/26	20,000	23,056
Massachusetts Edl. Fing. Auth. Rev.:
Series 2011 J, 5.125% 7/1/22 (c)	1,000,000	1,075,310
Series 2012 J, 5% 7/1/19 (c)	6,000,000	6,142,440
Series 2013, 5% 7/1/19 (c)	105,000	107,493
Series 2016 J, 5% 7/1/21 (c)	495,000	531,303
Series 2017 A:
3% 7/1/19 (c)	65,000	65,489
4% 7/1/20 (c)	95,000	98,088
Massachusetts Gen. Oblig.:
Bonds Series 2014 D1, 1.05%, tender 7/1/20 (a)	1,980,000	1,952,082
Series 2007 A, 3 month U.S. LIBOR + 0.460% 2.03% 11/1/18 (a)(e)	350,000	350,007
Series 2016 B, 5% 7/1/22	40,000	44,487
Series 2017 A, SIFMA Municipal Swap Index + 0.470% 2.03% 2/1/19 (a)(e)	2,805,000	2,805,645
Series 2017 B, SIFMA Municipal Swap Index + 0.600% 2.16% 2/1/20 (a)(e)	4,480,000	4,502,355
Series 2018 B, 5% 7/1/19	5,000,000	5,136,550
Series C, 5.5% 12/1/22	95,000	108,571
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Health Sys. Proj.) Series 2009 I, 5.75% 7/1/36 (Pre-Refunded to 7/1/19 @ 100)	3,500,000	3,617,495
(Partners Healthcare Sys., Inc. Proj.):
Series 2007 G2, 1.56%, tender 9/7/18 (FSA Insured) (a)	2,170,000	2,170,000
Series 2010, 5% 7/1/21	145,000	148,851
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Bonds Series 2017, 1.5%, tender 7/1/20 (a)	340,000	336,610
Series 2013 163:
2.2% 6/1/19 (c)	1,175,000	1,174,894
2.5% 6/1/20 (c)	1,235,000	1,238,532
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Bonds Series 2017 A, 1.22%, tender 2/1/19 (a)	2,870,000	2,862,595
Massachusetts Port Auth. Rev. Series 2017 A:
5% 7/1/24 (c)	65,000	74,320
5% 7/1/25 (c)	25,000	28,897
Medford Gen. Oblig. Series 2011 B, 4% 3/1/19	80,000	80,923

TOTAL MASSACHUSETTS		38,125,263

Michigan - 1.3%
Charlotte Pub. School District Series 2015, 5% 5/1/19	330,000	336,976
Clarkston Cmnty. Schools:
Series 2016 I, 4% 5/1/20	90,000	93,199
5% 5/1/22	35,000	38,566
Detroit Swr. Disp. Rev. Series 2006 D, 3 month U.S. LIBOR + 0.600% 2.166% 7/1/32 (a)(e)	90,000	86,143
Ferris State Univ. Rev. Series 2016:
5% 10/1/19	100,000	103,338
5% 10/1/20	140,000	148,924
Grand Blanc Cmnty. Schools Series 2013:
5% 5/1/19	25,000	25,532
5% 5/1/20	60,000	63,106
5% 5/1/21	45,000	48,522
5% 5/1/22	40,000	44,090
Grand Haven Area Pub. Schools Series 2013, 3% 5/1/20	130,000	132,574
Grand Rapids Pub. Schools:
Series 2016, 5% 5/1/19 (FSA Insured)	540,000	551,416
5% 5/1/19 (FSA Insured)	115,000	117,431
5% 5/1/23 (FSA Insured)	30,000	33,669
Grand Valley Michigan State Univ. Rev. Series 2011, 5% 2/1/20	335,000	349,472
Huron Valley School District Series 2011, 5% 5/1/21	510,000	548,403
Ingham, Eaton and Clinton Counties Lansing School District Series 2016 I, 5% 5/1/19	195,000	199,122
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Bronson Methodist Hsp, MI. Proj.) Series 2006, 5% 5/15/19 (FSA Insured)	1,385,000	1,413,379
Series 2016:
5% 5/15/22	20,000	21,835
5% 5/15/24	10,000	11,229
5% 5/15/25	15,000	17,021
5% 5/15/26	15,000	17,169
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/18	25,000	25,162
5% 11/15/19	20,000	20,765
5% 11/15/20	165,000	175,827
Lake Orion Cmnty. School District 5% 5/1/19	230,000	234,892
Lapeer Cmnty. Schools Series 2016:
4% 5/1/19	140,000	142,023
4% 5/1/20	310,000	320,760
Lincoln Consolidated School District Series 2016 A, 5% 5/1/19	255,000	260,304
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 2016 I:
5% 4/15/22	455,000	501,983
5% 4/15/23	30,000	33,790
5% 4/15/24	30,000	34,376
Michigan Fin. Auth. Rev.:
(Mclaren Health Care Corp. Proj.) 5% 5/15/21	145,000	156,510
Bonds:
Series 2013 M1, 1.4%, tender 9/4/18 (a)	2,950,000	2,950,000
1.1%, tender 8/15/19 (a)	1,455,000	1,444,291
Series 2010 A, 5% 12/1/18	155,000	156,204
Series 2012, 5% 10/1/18	1,000,000	1,002,540
Series 2015 A:
5% 5/15/19	125,000	127,745
5% 8/1/22	1,050,000	1,161,510
5% 8/1/23	85,000	95,798
Series 2015, 5% 12/1/18	2,115,000	2,131,434
Series 2016:
3% 1/1/19	25,000	25,090
3% 1/1/20	40,000	40,524
5% 11/15/18	265,000	266,630
5% 11/15/19	130,000	134,702
Series 25 A, 5% 11/1/18 (c)	1,100,000	1,105,368
Michigan Gen. Oblig. Series 2016:
3% 3/15/20	1,280,000	1,304,013
5% 3/15/20	355,000	372,317
5% 3/15/21	20,000	21,528
5% 3/15/22	50,000	55,049
5% 3/15/23	85,000	95,554
Michigan Hosp. Fin. Auth. Rev.:
Bonds:
(Ascension Health Cr. Group Proj.) Series F5, 2.4%, tender 3/15/23 (a)	80,000	80,102
Series 2005 A, 1.5%, tender 5/1/20 (a)	375,000	371,595
Series 2005 A4, 1.625%, tender 11/1/19 (a)	160,000	159,462
Series 2010 F4, 1.95%, tender 4/1/20 (a)	1,350,000	1,348,947
Series 2010 B, 5% 11/15/18	385,000	387,487
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev. Bonds (Newman Court Apts. Proj.) Series 2017, 1.46%, tender 5/1/19	2,160,000	2,151,144
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds:
Series 2014 A, 4.125%, tender 1/1/19 (a)	5,875,000	5,884,753
Series CC, 1.45%, tender 9/1/21 (a)	155,000	149,429
Mount Clemens Cmnty. School District Series 2017 A:
5% 5/1/19	185,000	188,996
5% 5/1/20	220,000	231,612
Oakland Univ. Rev. Series 2016, 5% 3/1/22	385,000	419,792
Portage Pub. Schools Series 2016:
5% 5/1/19	160,000	163,435
5% 5/1/20	175,000	184,149
5% 5/1/23	45,000	50,503
5% 11/1/23	30,000	33,978
5% 5/1/24	40,000	45,627
5% 11/1/24	45,000	51,685
5% 5/1/25	25,000	28,926
5% 11/1/25	25,000	29,107
5% 5/1/26	35,000	40,955
5% 11/1/26	25,000	29,178
5% 11/1/28	20,000	23,147
Rochester Cmnty. School District 5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	95,000	97,059
Rockford Pub. Schools Gen. Oblig. Series 2015, 5% 5/1/19	220,000	224,651
Royal Oak City School District Series 2018:
4% 5/1/20	100,000	103,654
5% 5/1/21	250,000	269,498
5% 5/1/22	440,000	484,497
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D:
5% 9/1/18	145,000	145,000
5% 9/1/21	35,000	37,989
5% 9/1/23	10,000	11,286
Spring Lake Pub. Schools:
Series 2014, 5% 5/1/19	50,000	51,064
5% 11/1/19	60,000	62,198
5% 5/1/20	805,000	846,675
5% 11/1/20	40,000	42,650
5% 5/1/21	90,000	97,141
Univ. of Michigan Rev.:
Bonds Series 2012 E, SIFMA Municipal Swap Index + 0.270% 1.56%, tender 4/1/22 (a)(e)	1,995,000	1,996,895
Series 2018 A, 5% 4/1/19	550,000	560,731
Warren Consolidated School District Series 2016, 4% 5/1/19	255,000	258,685
Wayne County Arpt. Auth. Rev.:
Series 2010 A, 5% 12/1/18 (c)	3,675,000	3,703,665
Series 2011 A, 5% 12/1/19 (c)	675,000	699,806
Series 2017 A:
5% 12/1/19	320,000	332,282
5% 12/1/20	155,000	165,762
Series 2017 B:
5% 12/1/18 (c)	100,000	100,780
5% 12/1/19 (c)	170,000	176,163
5% 12/1/20 (c)	185,000	197,003
Western Michigan Univ. Rev. Series 2011, 5% 11/15/18	180,000	181,181
Ypsilanti School District Series A, 4% 5/1/19	470,000	476,792
Zeeland Pub. Schools Series 2015, 5% 5/1/21	445,000	476,720

TOTAL MICHIGAN		42,651,641

Minnesota - 0.5%
Apple Vy Minn Sr Living Rev. Series 2016 B:
3% 1/1/19	145,000	145,399
3% 1/1/20	145,000	146,407
4% 1/1/21	150,000	155,145
4% 1/1/22	155,000	161,257
Duluth Minn Hsg. & Redev. Auth. MultiFamily Hsg. Rev. Bonds (Terrex-Heritage Affordable LP Proj.) Series 2017, 1.67%, tender 12/1/18	1,250,000	1,249,288
Kanabec County Minn Healthcare R Series 2018, 2.75% 12/1/19	875,000	875,166
Maple Grove Health Care Sys. Rev. Series 2017:
4% 5/1/20	890,000	917,643
4% 5/1/21	110,000	115,049
4% 5/1/22	110,000	116,280
5% 5/1/23	110,000	122,165
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2014 A:
5% 1/1/22	20,000	21,953
5% 1/1/23	20,000	22,437
Series 2014 B:
5% 1/1/21 (c)	50,000	53,386
5% 1/1/22 (c)	45,000	49,014
5% 1/1/23 (c)	20,000	22,174
Minneapolis Multi-family Rev. Bonds (1500 Nicollet Apts. Proj.) Series 2017 A, 1.375%, tender 11/1/19 (a)	1,825,000	1,810,364
Minnesota Hsg. Fin. Agcy. Bonds Series 2018 D, SIFMA Municipal Swap Index + 0.430% 1.99%, tender 7/3/23 (a)(e)	3,000,000	3,000,000
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	65,000	72,721
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2017:
5% 1/1/22	25,000	27,348
5% 1/1/23	25,000	27,838
5% 1/1/24	35,000	39,576
Rochester Health Care Facilities Rev. Bonds (Mayo Clinic Proj.) Series 2011, 4%, tender 11/15/18 (a)	2,500,000	2,511,675
Roseville Independent School District #623 Series 2018A, 5% 2/1/21	1,715,000	1,837,725
Saint Paul Hsg. & Redev. Auth. Rev. Bonds (Union Flats Apts. Proj.) Series 2017 B, 2.75%, tender 2/1/21 (a)	980,000	972,219
Todd Morrison Cass & Wadena Cn Series 2016A, 1.3% 12/1/18	655,000	654,352
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev. Series 2014 A:
5% 1/1/22	20,000	21,932
5% 1/1/23	35,000	39,126
5% 1/1/24	20,000	22,776

TOTAL MINNESOTA		15,210,415

Mississippi - 0.2%
Mississippi Bus. Fin. Co. Gulf Opp Zone Series 2017, 1.95%, tender 11/1/18 (Liquidity Facility Nat'l. Rural Utils. Coop. Fin. Corp.) (a)	5,485,000	5,486,426
Mississippi Dev. Bank Spl. Obli Series 2011 A, 5.5% 10/1/18	130,000	130,202
Mississippi Dev. Bank Spl. Oblig. Series 2010 D, 5% 8/1/21 (Pre-Refunded to 8/1/20 @ 100)	1,880,000	1,990,713

TOTAL MISSISSIPPI		7,607,341

Missouri - 0.3%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/19	140,000	141,841
5% 3/1/20	5,000	5,190
5% 3/1/21	10,000	10,565
5% 3/1/22	15,000	16,069
5% 3/1/23	20,000	21,712
5% 3/1/24	15,000	16,444
5% 3/1/25	15,000	16,589
5% 3/1/26	20,000	22,212
Curators of the Univ. of Missouri Sys. Facilities Rev. Series 2014 A, 5% 11/1/18	1,120,000	1,126,026
Kansas City Santn Swr. Sys. R:
Series 2018 A:
4% 1/1/20	400,000	412,184
4% 1/1/21	350,000	367,346
Series 2018 B, 5% 1/1/20 (b)	100,000	103,458
Kansas City Indl. Dev. Auth. Multi-family Hsg. Rev. Bonds (Gotham Apts. Proj.) Series 2018, 1.81%, tender 8/1/19 (a)	1,000,000	999,100
Missouri Health & Edl. Facilities Rev. Series 2016, 5% 5/15/20	200,000	210,284
Missouri Highways & Trans. Commission State Road Rev. (Exelon Generation Co. LLC Proj.) Series 2006, 5% 2/1/19	1,750,000	1,774,570
Saint Louis Arpt. Rev. Series 2017 B, 4% 7/1/19 (FSA Insured) (c)	4,400,000	4,476,032
St Louis County Libr District Ctfs. Series 2013, 5% 4/1/20	1,545,000	1,623,007

TOTAL MISSOURI		11,342,629

Montana - 0.2%
Montana Board of Invt. Series 2017, 1.65%, tender 3/1/19 (a)	5,270,000	5,264,098
Montana Facility Fin. Auth. Rev. Series 2016:
5% 2/15/19	270,000	273,780
5% 2/15/20	1,815,000	1,895,568
5% 2/15/21	550,000	589,573

TOTAL MONTANA		8,023,019

Nebraska - 0.2%
Douglas County Hsg. Auth. (Sorensen Sr. Residences Proj.) Series 2017 A, 2.05% 3/1/20	3,000,000	3,000,300
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2013 B:
2.1% 3/1/19 (c)	1,255,000	1,255,602
2.15% 9/1/19 (c)	835,000	835,326

TOTAL NEBRASKA		5,091,228

Nevada - 0.5%
Clark County Arpt. Rev.:
(Sub Lien Proj.) Series 2017 A-1:
5% 7/1/20 (c)	1,355,000	1,426,842
5% 7/1/21 (c)	1,825,000	1,969,230
5% 7/1/22 (c)	85,000	93,382
Series 2010 D, 5% 7/1/20	210,000	218,849
Series 2014 A, 5% 7/1/20 (c)	1,000,000	1,053,020
Series 2017 C, 5% 7/1/21 (c)	1,900,000	2,047,459
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2015 C, 5% 7/1/19	1,875,000	1,923,863
Clark County Poll. Cont. Rev. Bonds (Nevada Pwr. Co. Projs.) Series 2017, 1.6%, tender 5/21/20 (a)	1,060,000	1,050,778
Clark County School District:
Series 2007 A, 4.5% 6/15/19	85,000	86,874
Series 2012 A, 5% 6/15/19	320,000	328,093
Series 2015 A, 5% 6/15/19	1,935,000	1,983,936
Series 2015 D, 5% 6/15/20	210,000	221,397
Series 2016 A:
5% 6/15/21	35,000	37,822
5% 6/15/23	30,000	33,644
Series 2016 F, 5% 6/15/19	1,000,000	1,025,290
Series 2017 A, 5% 6/15/22	2,000,000	2,208,760
Series 2017 B, 5% 6/15/19	205,000	210,184
Series 2017 C, 5% 6/15/20	925,000	975,200
Series 2017 D, 5% 6/15/20	230,000	242,482
Humboldt County Nev Poll. Cont. Rev. Bonds (Seirra Pacific Pwr. Co. Projs.) Series 2016 A, 1.25%, tender 6/3/19 (a)	45,000	44,729
Nevada Gen. Oblig.:
Series 2010 C, 5% 6/1/19	265,000	271,506
Series 2012 B, 5% 8/1/20	50,000	53,032
Series 2013 D1, 5% 3/1/24	60,000	67,417
Washoe County Gas & Wtr. Facilities Bonds (Seirra Pacific Pwr. Co. Projs.) Series 2016 B, 3%, tender 6/1/22 (a)	115,000	117,285
Washoe County Gas Facilities Rev. Bonds (Seirra Pacific Pwr. Co. Projs.) Series 2016 A, 1.5%, tender 6/3/19 (a)(c)	680,000	676,892

TOTAL NEVADA		18,367,966

New Hampshire - 0.2%
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Dartmouth-Hitchcock Obligated Group Proj.) Series 2010, 5% 8/1/40 (Pre-Refunded to 8/1/20 @ 100)	2,000,000	2,117,780
(Southern NH Med. Ctr. Proj.) Series 2016:
3% 10/1/19	160,000	161,755
3% 10/1/21	225,000	229,106
(Wentworth-Douglas Hosp. Proj.) Series 2011 A, 6% 1/1/34 (Pre-Refunded to 1/1/21 @ 100)	2,710,000	2,963,764
Series 2012:
4% 7/1/20	60,000	61,928
4% 7/1/21	35,000	36,626
Series 2016:
3% 10/1/18	795,000	795,652
3% 10/1/20	280,000	284,340
5% 10/1/21	25,000	26,852
5% 10/1/23	35,000	38,634

TOTAL NEW HAMPSHIRE		6,716,437

New Jersey - 3.1%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/20	70,000	72,822
5% 2/15/21	55,000	58,604
5% 2/15/22	55,000	59,776
5% 2/15/23	70,000	77,317
Garden State Preservation Trust Open Space & Farmland Preservation Series 2012 A, 5% 11/1/19	2,315,000	2,387,413
Hudson County Impt. Auth. Rev. (Local Unit Ln. Prog.) Series 2018 A1, 2.5% 3/21/19	4,000,000	4,016,920
Jersey City Gen. Oblig. Series 2015, 4% 2/15/20 (FSA Insured)	134,000	138,145
New Jersey Bldg. Auth. State Bldg. Rev. Series 2016 A, 5% 6/15/19	145,000	148,370
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Gen. Oblig. Proj.):
Series 2008 A, 5% 5/1/19	150,000	152,952
Series 2009 AA, 5.25% 12/15/20	255,000	260,957
Series 2011 EE, 4.5% 9/1/20	80,000	83,466
Series 2017 B, 5% 11/1/19	1,940,000	2,005,650
(Provident Montclair Proj.) Series 2017:
4% 6/1/22 (FSA Insured)	20,000	21,115
5% 6/1/23 (FSA Insured)	25,000	27,705
5% 6/1/24 (FSA Insured)	20,000	22,430
Series 2005 K, 5.5% 12/15/19	175,000	182,616
Series 2010 DD, 5% 12/15/18	500,000	504,255
Series 2011 EE:
5% 9/1/18	390,000	390,000
5% 9/1/20	30,000	31,590
5% 9/1/20 (Escrowed to Maturity)	105,000	111,450
Series 2012 II:
5% 3/1/21	150,000	159,180
5% 3/1/22	135,000	145,132
Series 2013 NN, 5% 3/1/19 (Escrowed to Maturity)	180,000	182,923
Series 2013:
5% 3/1/20	1,270,000	1,323,708
5% 3/1/23	130,000	141,584
Series 2014 PP, 5% 6/15/19	3,480,000	3,560,875
Series 2014 UU, 5% 6/15/19	475,000	486,039
Series 2015 XX, 5% 6/15/19	3,270,000	3,345,995
Series 2016 BBB, 5% 6/15/21	1,090,000	1,162,954
Series 2017 B:
5% 11/1/18	765,000	768,641
5% 11/1/20	2,180,000	2,304,434
Series 2017 DDD:
5% 6/15/19	130,000	133,021
5% 6/15/20	130,000	136,495
5% 6/15/22	220,000	237,637
Series EE, 5.25% 9/1/19	470,000	484,880
Series PP, 5% 6/15/20	50,000	52,498
New Jersey Edl. Facility:
( William Paterson College Proj.) Series 2017 B, 5% 7/1/20	123,000	130,044
Series 2014:
5% 6/15/20	240,000	251,990
5% 6/15/21	240,000	256,063
Series 2016 A:
5% 7/1/21	50,000	53,229
5% 7/1/22	140,000	151,508
5% 7/1/23	75,000	82,392
5% 7/1/24	175,000	194,551
New Jersey Gen. Oblig.:
Series 2005 L, 5.25% 7/15/19	155,000	159,532
Series 2014, 5% 6/1/19	160,000	163,738
Series 2016 T:
5% 6/1/19	235,000	240,490
5% 6/1/20	175,000	184,016
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Barnabas Health Proj.) Series 2011 A, 5% 7/1/20 (Escrowed to Maturity)	2,320,000	2,451,590
Series 2010, 5% 1/1/19	55,000	55,592
Series 2016 A:
5% 7/1/19	100,000	102,539
5% 7/1/19	35,000	35,770
5% 7/1/21	5,000	5,358
5% 7/1/22	5,000	5,462
5% 7/1/23	15,000	16,621
5% 7/1/24	20,000	22,371
5% 7/1/24	10,000	11,185
5% 7/1/24	25,000	28,643
5% 7/1/25	10,000	11,271
5% 7/1/26	5,000	5,659
5% 7/1/27	5,000	5,637
Series 2016:
4% 7/1/19	265,000	268,445
4% 7/1/20	425,000	436,275
5% 7/1/19	260,000	266,796
5% 7/1/20	515,000	543,732
5% 7/1/21	220,000	234,023
4% 7/1/19 (Escrowed to Maturity)	65,000	66,177
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2011, 5% 12/1/18 (c)	430,000	433,229
Series 2012 1A, 5% 12/1/20 (c)	2,000,000	2,120,720
Series 2013:
5% 12/1/18 (c)	130,000	130,976
5% 12/1/19 (c)	85,000	88,060
5% 12/1/21 (c)	1,500,000	1,621,755
Series 2015 1A, 5% 12/1/21 (c)	4,400,000	4,757,148
Series 2017 1A:
5% 12/1/22 (c)	15,000	16,454
5% 12/1/23 (c)	45,000	49,883
Series 2017 1B:
5% 12/1/19 (c)	505,000	523,180
5% 12/1/20 (c)	715,000	758,157
5% 12/1/21 (c)	20,000	21,623
Series 2018 B:
5% 12/1/18 (c)	250,000	251,878
5% 12/1/20 (c)	4,275,000	4,533,039
5% 12/1/21 (c)	710,000	767,631
New Jersey Hsg. & Mtg. Fin. Agcy. (Spruce Spires Proj.) Bonds Series 2018 B, 2.02%, tender 8/1/20 (a)	5,000,000	4,994,400
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev.:
Series 2017 A:
1.35% 11/1/18	375,000	374,805
1.5% 11/1/19	130,000	129,496
Series 2017 B, 1.75% 11/1/20	1,800,000	1,788,660
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Series 2018 B:
2.25% 10/1/20 (c)	4,755,000	4,753,050
2.5% 4/1/21 (c)	4,530,000	4,532,220
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A:
5% 6/1/19	3,190,000	3,262,604
5% 6/1/20	3,050,000	3,202,287
5% 6/1/21	1,660,000	1,781,910
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series 2017 C, 0.005% x 1 month U.S. LIBOR 1.917%, tender 1/1/21 (a)(e)	5,905,000	5,928,148
Series 2013 A:
5% 1/1/24 (Pre-Refunded to 7/1/22 @ 100)	85,000	94,502
5% 1/1/24 (Pre-Refunded to 7/1/22 @ 100)	10,000	11,118
Series 2017 C1, 1 month U.S. LIBOR + 0.340% 1.797% 1/1/21 (a)(e)	195,000	195,177
New Jersey Trans. Trust Fund Auth.:
Series 1999 A, 5.75% 6/15/20	70,000	73,218
Series 2003 B, 5.25% 12/15/19	85,000	88,432
Series 2006, 5.25% 12/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	108,895
Series 2010 D, 5% 12/15/18	50,000	50,426
Series 2012 AA, 5% 6/15/19	35,000	35,813
Series 2013 A:
5% 12/15/18	2,000,000	2,017,020
5% 12/15/19	1,305,000	1,353,598
5% 6/15/20	515,000	540,729
Series 2013 AA, 5% 6/15/19	120,000	122,789
Series 2016 A:
5% 6/15/20	4,365,000	4,589,317
5% 6/15/27	90,000	101,204
Series 2016 A-1 & A-2, 5% 6/15/19	1,180,000	1,208,072
Series 2018 A:
4% 6/15/19	800,000	812,888
4% 6/15/20	540,000	558,371
5% 6/15/21	3,345,000	3,567,944
5% 6/15/22	3,775,000	4,087,532
Series AA, 5% 6/15/20	375,000	393,735
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A:
5% 9/15/18	1,000,000	1,000,890
5% 9/15/19	530,000	546,859
5% 9/15/21	105,000	112,862
South Jersey Port Corp. Rev. Series 2012 R:
4% 1/1/19 (c)	700,000	703,178
4% 1/1/20 (c)	1,750,000	1,777,020

TOTAL NEW JERSEY		102,793,150

New Mexico - 0.5%
Farmington Poll. Cont. Rev. Bonds:
(Pub. Svc. Co. of New Mexico Proj.) Series 2010 A, 5.2%, tender 6/1/20 (a)	220,000	230,575
(Southern California Edison Co. Four Corners Proj.):
Series 2005 A, 1.875%, tender 4/1/20 (a)	1,010,000	1,003,708
Series 2005 B, 1.875%, tender 4/1/20 (a)	690,000	685,701
Series 2011, 1.875%, tender 4/1/20 (a)	135,000	134,159
New Mexico Mtg. Fin. Auth. Multi-family Hsg. Rev. Bonds Series 2017, 1.35%, tender 6/1/19 (a)	305,000	303,506
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Bonds:
Series 2014 A, 5%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)	2,160,000	2,217,240
Series 2014 B, 0.008% x 1 month U.S. LIBOR 2.145%, tender 9/1/18 (Liquidity Facility Royal Bank of Canada) (a)(e)	8,975,000	8,983,796
New Mexico Severance Tax Rev. Series 2015 B, 5% 7/1/21	1,495,000	1,617,859

TOTAL NEW MEXICO		15,176,544

New York - 3.7%
Dorm. Auth. New York Univ. Rev.:
Series 2016 A:
5% 7/1/22	10,000	11,036
5% 7/1/24	40,000	45,572
Series 2017 4% 12/1/20 (d)	200,000	206,398
Series 2017:
4% 12/1/18 (d)	300,000	301,188
4% 12/1/19 (d)	300,000	305,667
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A, 5% 7/1/19 (Assured Guaranty Corp. Insured) (FSA Insured)	15,000	15,383
Ilion Hsg. Auth. Spl. Ltd. Obl Bonds (John Guy Prindle Apts. Proj.) Series 2017, 2%, tender 1/1/19 (a)	705,000	704,648
Long Island Pwr. Auth. Elec. Sys. Rev.:
Bonds Series 2015 C, 2.337%, tender 9/1/18 (a)	2,180,000	2,180,698
Series 2000 A, 0% 6/1/19 (FSA Insured)	135,000	133,186
Series 2008 A, 6% 5/1/33 (Pre-Refunded to 5/1/19 @ 100)	1,930,000	1,985,893
Series 2016 B:
5% 9/1/25	60,000	69,731
5% 9/1/26	25,000	29,343
New York City Gen. Oblig.:
Series 2006, 1.83%, tender 6/1/36 (FSA Insured) (a)	5,525,000	5,525,000
Series 2007 A, 1.7%, tender 8/1/26 (FSA Insured) (a)	1,100,000	1,100,000
Series 2007 C-4, 1.65%, tender 1/1/32 (FSA Insured) (a)	225,000	225,000
Series 2007, 0.2%, tender 9/6/18 (FSA Insured) (a)	6,500,000	6,500,000
Series 2008 A-3, 1.59%, tender 8/1/26 (FSA Insured) (a)	3,775,000	3,775,000
Series 2008 C-4, 1.79%, tender 10/1/27 (a)	13,375,000	13,375,000
Series 2015 A, 5% 8/1/19	1,000,000	1,029,700
Series 2015 C, 5% 8/1/25	35,000	40,530
Series 2015 F, SIFMA Municipal Swap Index + 0.650% 2.21% 2/15/19 (a)(e)	255,000	255,309
New York City Hsg. Dev. Corp. Bonds:
Series 2016 1-2-B, 1.85%, tender 5/1/19 (a)	3,500,000	3,498,845
Series 2017 G-2, 2%, tender 12/31/21 (a)	2,630,000	2,623,241
Series 2018 G, 1.5%, tender 1/19/19 (a)	5,000,000	4,997,550
New York City Transitional Fin. Auth. Rev.:
Series 2012 A, 5% 11/1/20	100,000	106,909
Series 2015 C, 5% 11/1/18	1,080,000	1,085,767
Series B:
5% 11/1/20	95,000	98,704
5% 11/1/20 (Pre-Refunded to 11/1/19 @ 100)	35,000	36,348
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 4% 5/15/20	175,000	181,841
New York Dorm. Auth. Rev. Series 2015 D, 5% 10/1/18	2,000,000	2,005,160
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Bonds Series 2008 A, SIFMA Municipal Swap Index + 0.450% 2.01%, tender 6/1/22 (a)(e)	1,630,000	1,628,663
New York Metropolitan Trans. Auth. Rev.:
Bonds:
Series 2011 B, 0.006% x 1 month U.S. LIBOR 1.945%, tender 11/1/22 (a)(e)	1,745,000	1,744,511
Series 2012 A, SIFMA Municipal Swap Index + 0.500% 2.06%, tender 9/6/18 (a)(e)	2,180,000	2,180,109
Series 2014 D-2, SIFMA Municipal Swap Index + 0.450% 2.01%, tender 11/15/22 (a)(e)	6,540,000	6,527,247
Series 2018 A, 5%, tender 11/15/20 (a)	3,000,000	3,187,530
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	115,000	119,790
Series 2008 B2:
5% 11/15/19	135,000	140,226
5% 11/15/20	120,000	128,142
5% 11/15/21	110,000	120,124
Series 2012 B, 5% 11/15/22	45,000	50,040
Series 2012 D, 5% 11/15/18	55,000	55,370
Series 2012 E:
4% 11/15/19	40,000	41,078
4% 11/15/19 (Escrowed to Maturity)	50,000	51,431
5% 11/15/21	55,000	60,062
Series 2012 F, 5% 11/15/19	110,000	114,258
Series 2014 C, 5% 11/15/21	60,000	65,522
Series 2016 B, 5% 11/15/21	50,000	54,602
Series 2017 C, 4% 2/15/19	510,000	515,773
Series 2018 A-2, 4% 8/15/19	10,000,000	10,199,900
Series 2018 A-4, 4% 8/15/19	1,000,000	1,019,990
Series 2018 A-5, 4% 8/15/19	1,000,000	1,019,990
Series 2018 B:
4% 11/15/19	1,400,000	1,437,548
5% 11/15/19	3,985,000	4,138,781
5% 5/15/21	10,000,000	10,808,300
5% 5/15/21	3,695,000	3,993,667
Series 2018 B1, 5% 5/15/20	5,000,000	5,263,550
New York St Mtg. Agcy. Homeowner:
Series 183, 2.2% 4/1/19 (c)	1,000,000	1,001,920
Series 2014 189:
1.75% 4/1/19 (c)	1,335,000	1,333,411
2.5% 10/1/21 (c)	1,640,000	1,640,951
New York State Energy Research & Dev. Auth. Poll. Cont. Rev. Series 1999, 1.94%, tender 9/7/18 (AMBAC Insured) (a)	300,000	300,000
New York Thruway Auth. Gen. Rev.:
Series 2013 A, 5% 5/1/19	5,880,000	6,006,244
Series 2018 L, 4% 1/1/19	1,260,000	1,269,929
New York Trans. Dev. Corp. (Delta Air Lines, Inc. Laguardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/22 (c)	1,500,000	1,619,775
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2008 D, 5.5% 1/1/19	3,000,000	3,038,430
Series 2017 A, 5% 3/15/22	30,000	33,116
Oyster Bay Gen. Oblig. Series 2018, 4% 2/15/20	2,000,000	2,048,580
Suffolk County Gen. Oblig. Series 2015 B, 2% 10/15/19	195,000	195,661
Yonkers Gen. Oblig.:
Series 2015 E, 4% 9/1/18	265,000	265,000
Series 2017 C, 5% 10/1/22 (Build America Mutual Assurance Insured)	55,000	61,239

TOTAL NEW YORK		125,929,107

New York And New Jersey - 0.2%
Port Auth. of New York & New Jersey:
Series 2016:
5% 10/1/18 (c)	2,000,000	2,004,920
5% 10/1/19 (c)	1,125,000	1,163,531
Series 2018, 5% 9/15/22 (c)	4,000,000	4,426,160

TOTAL NEW YORK AND NEW JERSEY		7,594,611

North Carolina - 0.6%
Dare County Ctfs. of Prtn. Series 2012 B:
4% 6/1/20	20,000	20,777
5% 6/1/19	30,000	30,739
Durham Hsg. Auth. MultiFamily Hsg. Rev. Bonds Series 2017, 1.85%, tender 1/1/21	875,000	873,399
Gastonia Hsg. Auth. Multi-family Hsg. Rev. Bonds Series 2017:
1.78%, tender 11/1/20	2,285,000	2,279,013
1.78%, tender 11/1/20	1,090,000	1,087,144
1.78%, tender 11/1/20	1,035,000	1,032,288
Montgomery County Pub. Facilities Corp. Ltd. Oblig. Series 2018, 3% 9/1/20	2,500,000	2,538,700
North Carolina Cap. Facilities Fin. Agcy. Rev. Bonds:
(, Inc. Proj.) Series 2010 B, 1.75%, tender 9/4/18 (a)(c)	2,000,000	2,000,000
(Republic Svcs., Inc. Proj.) Series 2013, 1.85%, tender 9/17/18 (a)(c)	2,725,000	2,724,918
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2009 D, 5% 1/1/26 (Pre-Refunded to 1/1/19 @ 100)	2,220,000	2,244,753
Series 2018 A, 5.5% 1/1/26 (Pre-Refunded to 1/1/19 @ 100)(Escrowed to Maturity)	1,500,000	1,518,630
Series B, 6% 1/1/22 (Escrowed to Maturity)	1,750,000	1,968,628
North Carolina Grant Anticipation Rev. Series 2017:
5% 3/1/21	110,000	118,391
5% 3/1/22	80,000	88,106
5% 3/1/23	80,000	89,926
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2010 A, 5% 1/1/20	115,000	119,846
Series 2010 B, 5% 1/1/21	310,000	322,812
Series 2012 A, 5% 1/1/19	170,000	171,884
Series 2015 E:
5% 1/1/22	110,000	120,479
5% 1/1/23	35,000	39,157
Series C, 5% 1/1/21	125,000	126,308

TOTAL NORTH CAROLINA		19,515,898

Ohio - 1.3%
Akron Bath Copley Hosp. District Rev. Series 2016, 5% 11/15/24	45,000	50,132
Allen County Hosp. Facilities Rev.:
(Mercy Health Proj.) Series 2010B, 5% 9/1/18	255,000	255,000
Bonds:
(Mercy Health Proj.) Series 2015 B, SIFMA Municipal Swap Index + 0.750% 2.31%, tender 5/1/20 (a)(e)	3,330,000	3,330,766
Series 2017 B, 5%, tender 5/5/22 (a)	120,000	132,127
Series 2017 A, 5% 8/1/21	780,000	839,303
American Muni. Pwr., Inc. Rev. Bonds:
(Combined Hydroelectric Proj.) Series 2018, 2.25%, tender 8/15/21 (a)	3,000,000	2,983,890
Series 2015 B, 5%, tender 8/14/19 (a)	2,000,000	2,028,540
Series B, 5%, tender 8/15/20 (a)	1,065,000	1,111,029
Cincinnati City School District 5.25% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,080,000	3,107,104
Cleveland Arpt. Sys. Rev.:
Series 2016 A, 5% 1/1/26 (FSA Insured)	10,000	11,266
5% 1/1/20 (FSA Insured)	10,000	10,408
5% 1/1/22 (FSA Insured)	30,000	32,676
5% 1/1/24 (FSA Insured)	25,000	28,083
5% 1/1/25 (FSA Insured)	25,000	28,367
Cleveland Ctfs. of Prtn. Series 2010 A, 5% 11/15/19	575,000	594,688
Cleveland Pub. Pwr. Sys. Rev.:
Series 2016 A, 5% 11/15/19	485,000	503,246
Series 2016, 5% 11/15/21 (FSA Insured)	1,400,000	1,526,574
Columbus Gen. Oblig. Series 2017 A, 2% 4/1/19	3,000,000	3,007,830
Cuyahoga Metropolitan Hsg. Auth. Bonds:
(Carver Park Phase II Proj.) Series 2018, 2.2%, tender 6/1/20 (a)	3,175,000	3,181,985
Series 2016, 1%, tender 12/1/18 (a)	1,740,000	1,737,007
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/22	45,000	48,641
5% 6/15/23	40,000	43,740
Franklin County Hosp. Facilities Rev. Series 2016 C, 5% 11/1/23	60,000	68,207
Franklin County Multi-family Rev. Bonds Series 2017, 1.3%, tender 6/1/19 (a)	525,000	522,848
Franklin County Rev. Bonds Series 2013 OH, 1.375%, tender 11/1/18 (a)	2,500,000	2,499,375
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/19	40,000	41,545
5% 12/1/20	50,000	53,108
5% 12/1/21	45,000	48,785
Hamilton County HealthCare Facilities Rev. (Christ Hosp., OH. Proj.) Series 2012, 5% 6/1/20	220,000	231,334
Jobsohio Beverage Sys. Statewide Series 2013 A, 5% 1/1/20	4,310,000	4,493,908
Lancaster Port Auth. Gas Rev. Bonds Series 2014, 0.007% x 1 month U.S. LIBOR 2.115%, tender 9/1/18 (Liquidity Facility Royal Bank of Canada) (a)(e)	2,090,000	2,091,797
Lucas County Hosp. Rev.:
Series 2011 D, 4% 11/15/20	2,200,000	2,280,014
Series 2011, 5.25% 11/15/27 (Pre-Refunded to 11/15/21 @ 100)	1,070,000	1,180,210
Mahoning County Series 2017, 2% 9/24/18	865,000	865,104
Miami Univ. Series 2014, 5% 9/1/21	530,000	577,197
Miami Vy Career Technical Ctr. Series 2018, 3% 12/1/18	1,110,000	1,113,852
Ohio Gen. Oblig. Series 2012 C, 5% 9/15/21	95,000	103,655
Ohio Higher Edl. Facility Commission Rev.:
(Kenyon College, Oh. Proj.) Series 2017, 4% 7/1/19	50,000	50,901
(Kenyon College, Oh. Proj.) Series 2017, 4% 7/1/20	50,000	51,880
Bonds Series 2014, 0%, tender 9/1/18 (a)	265,000	265,000
Ohio Hosp. Facilities Rev. Series 2017 A:
4% 1/1/20	55,000	56,595
5% 1/1/21	60,000	64,304
5% 1/1/22	35,000	38,381
5% 1/1/23	45,000	50,384
5% 1/1/24	40,000	45,595
5% 1/1/25	45,000	52,052
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Series 2017 B, SIFMA Municipal Swap Index + 0.220% 1.78% 12/1/20 (a)(e)	860,000	859,991
Scioto County Hosp. Facilities Rev. Series 2016:
5% 2/15/20	300,000	313,098
5% 2/15/21	15,000	16,027
5% 2/15/22	25,000	27,249
5% 2/15/23	45,000	49,904
5% 2/15/24	35,000	39,352
5% 2/15/25	35,000	39,798
5% 2/15/26	25,000	28,673
Univ. of Akron Gen. Receipts Series 2010 A:
5% 1/1/19 (Escrowed to Maturity)	100,000	101,092
5% 1/1/19 (FSA Insured)	90,000	90,956

TOTAL OHIO		43,004,573

Oklahoma - 0.2%
Cleveland County Okla Justice Auth. Series 2015, 3% 3/1/19	330,000	332,096
Midwest City- Del City School Dis Series 2018 A, 2.5% 1/1/20	660,000	666,178
Oklahoma County Fin. Auth. Edl. Facilities (Midwest City- Del City School Dis Proj.) Series 2018:
5% 10/1/19	165,000	170,598
5% 10/1/21	240,000	259,409
Oklahoma County Independent School District No. 53 Series 2017:
1.75% 7/1/19	240,000	238,999
1.75% 7/1/20	265,000	261,688
Oklahoma County Independent School District No. 9 Series 2018, 2.5% 6/1/21	1,535,000	1,543,074
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) Series 2012, 5% 2/15/23 (Pre-Refunded to 2/15/22 @ 100)	55,000	60,446
Series 2004 A, 2.375% 12/1/21 (a)	30,000	30,032
Series 2012, 5% 2/15/21 (Escrowed to Maturity)	35,000	37,614
Oklahoma St. Tpk. Auth. Tpk. Rev. Series 2011 A, 3% 1/1/19	2,000,000	2,009,120
Tulsa County Indl. Auth. Edl. Facilities Lease Rev.:
(Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/18	115,000	115,000
Series 2018, 5% 9/1/20	1,500,000	1,590,030

TOTAL OKLAHOMA		7,314,284

Oregon - 0.1%
Ed. Dists Short Term. Borrowing Prog. Series 2018 A, 2.5% 12/31/18	1,300,000	1,303,510
Oregon Facilities Auth. Rev.:
(Legacy Health Proj.) Series 2011 A, 5.25% 5/1/19	90,000	92,054
Series 2011 C, 5% 10/1/20	110,000	116,988
Oregon Gen. Oblig.:
Series 2018 A, 3% 5/1/19	1,000,000	1,009,210
Series 2018 C, 3% 6/1/19	330,000	333,399

TOTAL OREGON		2,855,161

Pennsylvania - 2.7%
Adams County Indl. Dev. Auth. Rev. Series 2010, 5% 8/15/20	490,000	518,954
Allegheny County Arpt. Auth. Rev. Series 2006 B, 5% 1/1/19 (c)	500,000	504,890
Allegheny County Hosp. Dev. Auth. Rev. Series 2010 A, 5% 5/15/19	270,000	276,062
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 2008 B, 4.25%, tender 4/1/21 (a)	1,090,000	1,051,850
Bethlehem Area School District Auth. Bonds (School District Rfdg. Proj.) Series 2018 A, 1 month U.S. LIBOR + 0.480% 1.925%, tender 11/1/21 (a)(e)	4,000,000	3,999,760
Butler Area School District Series 2018, 5% 10/1/22	1,250,000	1,380,975
Butler County Hosp. Auth. Hosp. Rev. (Butler Memorial Hosp., Proj.) Series 2009 B, 7.25% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	1,130,000	1,180,760
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2018 A, 3% 11/15/19	1,000,000	1,013,030
Chester County Health & Ed. Auth. Rev. Series 2017:
4% 11/1/19	145,000	146,498
5% 11/1/20	155,000	160,563
5% 11/1/21	160,000	167,299
Commonwealth Fing. Auth. Tobm Series 2018, 5% 6/1/21	1,000,000	1,070,690
Cumberland County Muni. Auth. Rev. Bonds Series 2014 T1, 2%, tender 4/30/20 (a)	325,000	321,601
Delaware Valley Reg'l. Fin. Auth. Local Govt. Rev. Bonds SIFMA Municipal Swap Index + 0.420% 1.98%, tender 9/1/22 (a)(e)	5,000,000	5,000,000
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 B, 5% 7/1/20	150,000	156,498
Easton Area School District Series 2013 A, 5% 4/1/23	705,000	765,510
Indiana County Indl. Dev. Auths Series 2017 A, 1.55% 4/1/19	2,180,000	2,176,272
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	55,000	53,793
Series B, 1.8%, tender 8/15/22 (a)	75,000	73,649
Lycoming County Auth. Rev. Bonds Series 2013 S2, 1.85%, tender 11/1/19 (a)	435,000	435,000
Lycoming County Auth. College Rev. Series 2016:
4% 10/1/18	130,000	130,213
4% 10/1/19	255,000	260,873
Monroeville Fin. Auth. UPMC Rev. Series 2014 B, 3% 2/1/19	50,000	50,263
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
4% 10/1/18	20,000	20,025
4% 10/1/19	15,000	15,262
5% 10/1/20	30,000	31,548
5% 10/1/23	5,000	5,517
Series 2017:
2% 12/1/18	125,000	125,015
2% 12/1/19	160,000	159,746
2% 12/1/20	145,000	143,928
3% 12/1/21	155,000	157,103
Series 2018 A, 5% 9/1/19	500,000	515,560
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Exelon Generation Co. LLC Proj.) Series 2015 A, 2.6%, tender 9/1/20 (a)	1,090,000	1,089,575
North Pennsylvania Wtr. Auth. Wtr. Rev.:
Bonds Series 2014, 0.005% x 1 month U.S. LIBOR 1.895%, tender 11/1/19 (a)(e)	1,090,000	1,090,120
Series 2014:
0.004% x 1 month U.S. LIBOR 1.745% 11/1/18 (a)(e)	155,000	154,955
0.004% x 1 month U.S. LIBOR 1.805% 11/1/19 (a)(e)	220,000	219,780
Northeastern Hosp. & Ed. Auth. Series 2016 A:
4% 3/1/20	160,000	163,603
5% 3/1/21	110,000	116,240
Pennsylvania Ctfs. Prtn. Series 2018 A, 5% 7/1/20	300,000	315,135
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/19	50,000	50,790
5% 3/1/20	45,000	47,072
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 2014 A, 4% 2/1/19	45,000	45,418
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Waste Mgmt., Inc. Proj.) Series 2017 A, 1.7%, tender 8/3/20 (a)(c)	70,000	69,063
1.85%, tender 10/1/18 (a)(c)	3,000,000	3,000,000
Pennsylvania Gen. Oblig.:
Series 2004, 5.375% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,305,000	4,433,160
Series 2009, 5% 7/1/19	3,800,000	3,901,536
Series 2010 A, 5% 5/1/20	195,000	205,095
Series 2011, 5% 7/1/21	40,000	43,242
Series 2016:
5% 1/15/19	85,000	86,037
5% 1/15/20	3,585,000	3,738,976
5% 9/15/20	355,000	376,715
5% 1/15/22	1,215,000	1,327,084
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Bonds:
Series 2014 T3 and T4, 2.23%, tender 5/1/19 (a)	1,500,000	1,501,440
2.25%, tender 4/30/20 (a)	1,045,000	1,050,748
Series 2014:
5% 12/1/19	5,000	5,204
5% 12/1/21	5,000	5,485
5% 12/1/22	20,000	22,366
Pennsylvania Hsg. Fin. Agcy.:
Bonds Series 2018 127C, 0%, tender 10/1/23(a)(b)	4,000,000	4,000,000
Series 2018 127A:
2.05% 4/1/20 (b)(c)	1,815,000	1,812,568
2.15% 10/1/20 (b)(c)	1,710,000	1,707,640
2.25% 4/1/21 (b)(c)	1,900,000	1,897,226
Pennsylvania Hsg. Fin. Agcy. Multifamily Hsg. Dev. Rev. Bonds Series 2016, 1.85%, tender 7/1/19 (a)	3,740,000	3,736,933
Pennsylvania Indl. Dev. Auth. Rev. Series 2012, 5% 7/1/21	335,000	362,437
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.) Series 2016 A, 5% 12/1/21 (FSA Insured)	110,000	119,180
Pennsylvania Tpk. Commission Registration Fee Rev. Series 2005 A, 5.25% 7/15/22 (FSA Insured)	870,000	972,477
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2013, SIFMA Municipal Swap Index + 1.150% 2.71% 12/1/19 (a)(e)	605,000	610,100
series 2015 A-2, SIFMA Municipal Swap Index + 0.650% 2.21% 12/1/18 (a)(e)	690,000	690,228
Series 2018 A1:
SIFMA Municipal Swap Index + 0.350% 1.91% 12/1/20 (a)(e)	1,800,000	1,800,054
SIFMA Municipal Swap Index + 0.430% 1.99% 12/1/21 (a)(e)	3,500,000	3,500,000
Philadelphia Arpt. Rev.:
Series 2010 A, 5% 6/15/19	250,000	256,360
Series 2010 D, 5% 6/15/21 (c)	490,000	517,033
Series 2011 A, 5% 6/15/21 (c)	190,000	204,626
Series 2015 A, 5% 6/15/19 (c)	305,000	312,473
Series 2017 A, 5% 7/1/24	10,000	11,440
Series 2017 B, 5% 7/1/24 (c)	55,000	62,214
Philadelphia Gas Works Rev.:
Series 10, 5% 7/1/20 (FSA Insured)	305,000	321,510
Series 15, 5% 8/1/21	25,000	26,996
Series 2015 13:
5% 8/1/19	405,000	416,287
5% 8/1/20	600,000	633,828
5% 8/1/21	850,000	917,864
Series 2016 14:
5% 10/1/19	1,280,000	1,321,894
5% 10/1/20	445,000	471,682
Series 2017 15, 4% 8/1/20	130,000	134,910
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. Series 2017:
5% 7/1/19	220,000	224,477
5% 7/1/20	220,000	229,370
Philadelphia School District:
Series 2010, 5% 9/1/18	410,000	410,000
Series 2016 D:
5% 9/1/18	190,000	190,000
5% 9/1/19	270,000	277,811
Series 2016 F, 5% 9/1/19	220,000	226,365
Phoenixville Area School District Gen. Oblig. Series 2016 B, 4% 8/15/21	500,000	528,450
Pittsburgh & Alleg County Parkin Series 2017:
3% 12/15/18	155,000	155,539
4% 12/15/19	85,000	87,285
Pittsburgh Hsg. Auth. Rev. Bonds Series 2017, 1.4%, tender 10/1/19 (a)	1,045,000	1,038,051
Pittsburgh Urban Redev. Auth. Rev. Bonds (Crawford Square Apts. Proj.) Series 2018, 2.25%, tender 6/6/20 (a)	1,500,000	1,502,535
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.:
Bonds Series 2017 C, 1 month U.S. LIBOR + 0.640% 2.097%, tender 12/1/20 (FSA Insured) (a)(e)	3,270,000	3,275,461
Series 2017 A, 5% 9/1/18 (FSA Insured)	535,000	535,000
Quakertown Gen. Auth. Health Facilities Series 2017 A, 3.125% 7/1/21	705,000	694,763
Reading School District Series 2017:
5% 3/1/21 (FSA Insured)	50,000	53,398
5% 3/1/25 (FSA Insured)	5,000	5,684
5% 3/1/26 (FSA Insured)	5,000	5,731
5% 3/1/27 (FSA Insured)	5,000	5,777
5% 3/1/28 (FSA Insured)	5,000	5,789
Saint Mary Hosp. Auth. Health Sys. Rev.:
(Catholic Health East Proj.) Series 2010B:
5% 11/15/18	145,000	145,934
5% 11/15/19	205,000	212,786
Series 2012, 5% 11/15/27 (Pre-Refunded to 5/15/20 @ 100)	1,495,000	1,573,413
Scranton School District:
Series 2017 A:
5% 6/1/19	110,000	112,127
5% 6/1/20	135,000	140,867
Series 2017 B, 5% 6/1/20	120,000	125,215
Scranton Tax & Rev. Series 2017:
5% 9/1/18 (d)	220,000	220,000
5% 9/1/19 (d)	460,000	470,617
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/19	5,000	5,116
State Pub. School Bldg. Auth. College Rev. (Cmnty. College of Philadelphia Proj.) Series 2018, 4% 6/15/19	1,835,000	1,865,571
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2016 A, 5% 6/1/19	95,000	97,169
Unionville-Chadds Ford School District Gen. Oblig. Series 2009, 5% 6/1/20	25,000	25,621
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Series 2018, SIFMA Municipal Swap Index + 0.240% 1.8% 9/15/21 (a)(e)	4,500,000	4,500,000
Warwick School District Series 2015, 4% 2/15/19	220,000	222,297

TOTAL PENNSYLVANIA		91,113,725

Rhode Island - 0.2%
Rhode Is Comm Corp. Spl. Facilities Rev. Series 2018, 5% 7/1/21	685,000	738,944
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
(Lifespan Corp. Obligated Group Proj.) Series 2009 A, 7% 5/15/39 (Pre-Refunded to 5/15/19 @ 100)	1,085,000	1,125,037
Series 2013 A, 5% 5/15/19	35,000	35,805
Series 2016:
5% 5/15/20	15,000	15,697
5% 5/15/22	45,000	49,011
5% 5/15/23	25,000	27,670
5% 5/15/24	50,000	56,031
5% 5/15/25	120,000	135,774
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev.:
(Providence Proj.) Series 2015 A, 3% 5/15/19 (FSA Insured)	140,000	141,298
Series 2015, 5% 5/15/25 (FSA Insured)	130,000	149,052
Rhode Island Hsg. & Mtg. Fin. Corp. Bonds Series 66 B, 2.26%, tender 9/6/18 (a)	960,000	960,086
Rhode Island Hsg. & Mtg. Fin. Corp. Rev. Bonds Series 2017 4A, 1.85%, tender 4/1/19 (a)	985,000	984,941
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2015 A, 5% 12/1/19 (c)	1,160,000	1,200,020
Series A, 5% 12/1/20 (c)	250,000	264,583
Tobacco Setlement Fing. Corp. Series 2015 A:
5% 6/1/21	255,000	273,799
5% 6/1/26	75,000	84,331
5% 6/1/27	20,000	22,371

TOTAL RHODE ISLAND		6,264,450

South Carolina - 0.4%
Lancaster County School District ( South Carolina Gen. Oblig. Proj.) Series 2017, 5% 3/1/22	45,000	49,640
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2011, 5% 11/1/19	25,000	25,881
Piedmont Muni. Pwr. Agcy. Elec. Rev.:
Series 2009 A, 5% 1/1/20	1,595,000	1,659,645
Series 2017 A, 5% 1/1/19	140,000	141,446
Richland County School District #2 Gen. Oblig. (South Carolina Gen. Oblig. Proj.) Series 2015 A, 5% 2/1/23	55,000	61,850
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/18	405,000	408,248
5% 12/1/23	95,000	106,690
5% 12/1/26	25,000	28,241
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Series 2018 B, 3% 4/15/19	6,000,000	6,044,220
South Carolina Jobs-Econ. Dev. Auth. (Anmed Health Proj.) Series 2016, 5% 2/1/20	190,000	198,263
South Carolina Ports Auth. Ports Rev. Series 2018, 5% 7/1/19 (c)	2,000,000	2,051,620
South Carolina Pub. Svc. Auth. Rev.:
Series 2010 B:
4% 1/1/20	175,000	179,379
5% 1/1/19 (Escrowed to Maturity)	155,000	156,668
Series 2011 B, 4% 12/1/20	730,000	758,207
Series 2012 B, 5% 12/1/20	20,000	21,207
Series 2012 D, 4% 12/1/19	65,000	66,525
Series 2014 C:
5% 12/1/22	25,000	27,477
5% 12/1/23	110,000	122,392
Series 2015 C:
5% 12/1/18 (Escrowed to Maturity)	330,000	332,686
5% 12/1/19	1,245,000	1,289,347

TOTAL SOUTH CAROLINA		13,729,632

South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev.:
Series 2011:
5% 9/1/18 (Escrowed to Maturity)	25,000	25,000
5% 9/1/19 (Escrowed to Maturity)	25,000	25,808
Series 2014 B:
4% 11/1/19	10,000	10,252
4% 11/1/20	15,000	15,662
4% 11/1/21	10,000	10,596
5% 11/1/22	10,000	11,114

TOTAL SOUTH DAKOTA		98,432

Tennessee - 0.6%
Greeneville Health & Edl. Facilities Board Series 2018 A:
5% 7/1/19	2,000,000	2,050,620
5% 7/1/22	1,000,000	1,097,840
Hamiltn County Indl. Dev. Board Multi-family Hsg. Rev. Bonds Series 2017, 1.37%, tender 12/15/18 (a)	1,200,000	1,198,824
Knox County Health Edl. & Hsg. Facilities Series 2016 A, 3% 1/1/19	130,000	130,467
Knox County Health Edl. & Hsg. Facilities Board Rev. Series 2016:
5% 9/1/25	35,000	39,501
5% 9/1/26	40,000	45,493
Lewisburg Indl. Dev. Board Bonds (Waste Mgmt. Tennessee Proj.) Series 2012, 1.8%, tender 11/1/18 (a)(c)	5,000,000	4,998,750
Memphis Health, Edl. & Hsg. Facilities Board Bonds Series 2018, 2.03%, tender 8/1/20 (a)	7,400,000	7,384,830
Memphis-Shelby County Arpt. Auth. Arpt. Rev.:
Series 2010 B, 5.5% 7/1/19 (c)	670,000	689,343
Series 2011 C, 5% 7/1/19 (c)	70,000	71,737
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board Bonds (Twelfth and Wedgewood Apts. Proj.) Series 2017, 1.8%, tender 12/1/20	325,000	324,639
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Bonds Series 2001 B, 1.55%, tender 11/3/20 (a)	820,000	811,201
Tennessee Energy Acquisition Corp. Series 2018, 5% 11/1/22	1,500,000	1,644,600

TOTAL TENNESSEE		20,487,845

Texas - 8.1%
Vernia Higher Ed. Fin. Corp. Ed. Rev. Series 2011 A, 7.5% 8/15/41 (Pre-Refunded to 8/15/19 @ 100)	1,785,000	1,879,141
Alamito Pub. Facilities Corp. Bonds (Sandoval Apts. and Valle Verde Apts. Proj.) Series 2018, 2.25%, tender 6/1/20 (a)	3,000,000	3,004,530
Alamo Cmnty. Coll District Rev. Bonds Series 2017, 3%, tender 11/1/19 (a)	890,000	901,837
Alamo Cmnty. College District Series 2017, 3% 8/15/21	3,000,000	3,095,790
Aledo Independent School District Series 2015, 0% 2/15/24	25,000	21,920
Allen Independent School District Series 2011, 5% 2/15/41 (Pre-Refunded to 2/15/21 @ 100)	860,000	925,300
Austin Independent School District Series 2017, 5% 8/1/19	3,000,000	3,089,910
Austin-Bergstrom Landhost Ente Series 2017:
5% 10/1/19	135,000	139,258
5% 10/1/20	235,000	248,696
5% 10/1/21	280,000	302,728
Brazos River Auth. Rev. (CenterPoint Energy, Inc. Proj.) Series 1998, 5.05% 11/1/18 (AMBAC Insured) (a)(c)	220,000	221,241
Brownsville Independent School District Series 2017, 4% 8/15/22	1,910,000	2,039,937
Brownsville Util. Sys. Rev. Series 2015, 5% 9/1/18	275,000	275,000
Burleson Independent School District Bonds Series 2018, 2.5%, tender 8/1/22 (a)	5,000,000	5,025,900
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. Bonds Series 2018, 2.05%, tender 8/1/20 (a)	10,000,000	9,988,800
Carroll Independent School District Series 2009 C, 5.25% 2/15/19	20,000	20,327
Central Reg'l. Mobility Auth.:
Series 2010, 5.75% 1/1/25 (Pre-Refunded to 1/1/20 @ 100)	2,000,000	2,103,520
Series 2011, 6% 1/1/41 (Pre-Refunded to 1/1/21 @ 100)	5,720,000	6,241,893
Series 2016:
5% 1/1/21	10,000	10,623
5% 1/1/22	35,000	37,911
5% 1/1/23	55,000	60,693
5% 1/1/24	75,000	83,851
5% 1/1/26	65,000	74,082
Corpus Christi Util. Sys. Rev. Series 2015, 4% 7/15/19	175,000	178,364
Cypress-Fairbanks Independent School District Bonds:
Series 2014 B2, 1.4%, tender 8/17/20 (a)	1,400,000	1,384,278
Series 2014 B3, 1.4%, tender 8/17/20 (a)	2,425,000	2,397,767
Series 2015 B2, 2.125%, tender 8/16/21 (a)	8,000,000	7,989,760
Series 2017 A-2, 2.5%, tender 8/15/19 (a)	3,705,000	3,728,453
Series 2017 A-3, 3%, tender 8/17/20 (a)	630,000	642,109
Series 2017 A1, 2.125%, tender 8/16/21 (a)	10,000,000	9,987,200
Dallas County Gen. Oblig. Series 2016 5% 8/15/22	75,000	83,492
Dallas County Util. and Reclamation District Series 2016:
5% 2/15/19	555,000	562,992
5% 2/15/20	340,000	355,191
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2013 E:
5% 11/1/18 (c)	4,130,000	4,151,600
5% 11/1/19 (c)	3,500,000	3,626,630
Series 2013 F:
5% 11/1/19	45,000	46,670
5% 11/1/20	35,000	37,326
5% 11/1/21	65,000	70,975
5% 11/1/22	110,000	122,488
Series 2014 D:
5% 11/1/18 (c)	1,300,000	1,306,799
5% 11/1/23 (c)	45,000	50,409
Dallas Gen. Oblig.:
Series 2010, 5% 2/15/21	3,390,000	3,539,974
Series 2017, 5% 2/15/19	1,335,000	1,354,945
Dallas Independent School District Bonds:
Series 2016 B3, 5%, tender 2/15/19 (a)	130,000	131,820
Series 2016 B4, 5%, tender 2/15/20 (a)	155,000	161,880
Series 2016 B5, 5%, tender 2/15/21 (a)	175,000	187,591
Series 2016:
5%, tender 2/15/22 (a)	5,000	5,513
5%, tender 2/15/22 (a)	245,000	268,402
Dallas Wtrwks. & Swr. Sys. Rev. Series 2011, 5% 10/1/18	35,000	35,086
Del Rio Hsg. Facilities Corp. Multifamily Hsg. Rev. Bonds Series 2017, 1.35%, tender 6/1/19 (a)	545,000	543,043
Denton Independent School District:
Bonds Series 2013, 2%, tender 8/1/20 (a)	1,130,000	1,130,203
Series 2016, 0% 8/15/25	35,000	29,636
Dickinson Independent School District Bonds Series 2013, 1.35%, tender 8/1/19 (a)	1,300,000	1,294,527
Fort Bend Independent School District Bonds:
Series 2015 A, 1.75%, tender 8/1/19 (a)	7,000,000	6,995,590
Series 2015 B, 1.35%, tender 8/1/19 (a)	425,000	423,211
Series C, 1.35%, tender 8/1/20 (a)	40,000	39,524
Series D, 1.5%, tender 8/1/21 (a)	70,000	68,705
Fort Worth Gen. Oblig.:
Series 2015 A, 5% 3/1/23	35,000	39,278
Series 2018, 5% 3/1/22	1,790,000	1,968,821
Fort Worth Independent School District Series 2015, 5% 2/15/22	35,000	38,527
Georgetown Independent School District Bonds Series 2012, 2.5%, tender 8/1/19 (a)	2,785,000	2,801,905
Goose Creek Consolidated Independent School District Bonds Series 2014 B, 1.18%, tender 8/15/19 (a)	2,180,000	2,166,985
Grapevine-Colleyville Independent School District Bonds Series 2012 B, 2%, tender 8/1/20 (a)	1,855,000	1,863,997
Harlandale Independent School District Bonds Series 2015, 3%, tender 8/15/21 (a)	6,000,000	6,103,440
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2016, 5% 11/15/19	760,000	788,226
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Bonds:
Series 2014 B, 2.14%, tender 12/1/19 (a)	770,000	771,987
Series 2015 3, 1 month U.S. LIBOR + 0.850% 2.262%, tender 6/1/20 (a)(e)	665,000	670,014
Series 2013 A, 4% 12/1/18	110,000	110,635
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. Series 2006, 5% 2/1/23 (Pre-Refunded to 12/1/19 @ 100)	6,000,000	6,236,280
Hays Consolidated Independent School District Bonds Series 2018 B, 2.7%, tender 8/15/42 (b)	5,000,000	5,044,800
Houston Arpt. Sys. Rev.:
(Houston TX Arpt. Sys. Rev. Subord Proj.) Series 2011 A, 5% 7/1/21 (c)	675,000	728,737
Series 2011 A, 5% 7/1/19 (c)	315,000	323,496
Series 2012 A:
5% 7/1/19 (c)	4,000,000	4,107,880
5% 7/1/23 (c)	45,000	49,299
Series 2018 A, 5% 7/1/21 (c)	275,000	296,893
Series 2018 C:
5% 7/1/19 (c)	1,900,000	1,951,243
5% 7/1/20 (c)	3,000,000	3,165,150
Houston Gen. Oblig. Series 2013 A, 5% 3/1/22	1,600,000	1,757,568
Houston Independent School District Bonds:
Series 2012:
1.45%, tender 6/1/20 (a)	4,360,000	4,331,006
2.4%, tender 6/1/21 (a)	2,985,000	3,005,477
Series 2013 B, 2.4%, tender 6/1/21 (a)	1,120,000	1,127,683
Series 2014 A, 2.2%, tender 6/1/20 (a)	3,000,000	3,018,360
Series 2014 A2, 3%, tender 6/1/19 (a)	3,000,000	3,026,040
Houston Util. Sys. Rev.:
Bonds Series 2018 C, 3 month U.S. LIBOR + 0.360% 1.817%, tender 8/1/21 (a)(e)	8,000,000	7,993,440
Series 2010 C:
4% 11/15/19	300,000	307,938
5% 11/15/18	1,250,000	1,258,300
Humble Independent School District Series 2016 B, 5% 2/15/22	90,000	99,069
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/20	130,000	137,410
5% 10/15/21	65,000	70,137
Leander Independent School District Series 2013 A:
0% 8/15/21	550,000	517,187
0% 8/15/23	1,000,000	892,210
Love Field Arpt. Modernization Rev.:
Series 2015:
5% 11/1/18 (c)	300,000	301,569
5% 11/1/19 (c)	255,000	264,226
Series 2017, 5% 11/1/19 (c)	975,000	1,010,276
Lower Colorado River Auth. Rev.:
Series 2010 A, 5% 5/15/20	880,000	927,978
Series 2010 B, 5% 5/15/21	915,000	963,156
Series 2010:
5% 5/15/20	80,000	84,362
5% 5/15/21	430,000	452,631
Series 2012 A, 5% 5/15/19	1,750,000	1,790,390
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/19	280,000	287,622
Mansfield Independent School District Series 2016, 5% 2/15/24	95,000	108,420
Matagorda County Navigation District No. 1 Poll. Cont. Rev. Bonds Series 1996, 1.75%, tender 9/1/20 (a)(c)	1,850,000	1,825,007
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 1.85%, tender 11/1/18 (a)(c)	7,500,000	7,498,125
New Hope Cultural Ed. Fa Series 2017 A, 3.25% 8/1/19	3,425,000	3,420,753
New Hope Cultural Ed. Facilities Fin. Series 2016, 1.75% 11/15/18	110,000	109,878
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/26	55,000	62,440
North East Texas Independent School District:
Bonds Series 2013 B, 1.42%, tender 8/1/21 (a)	365,000	357,430
Series 2018, 5% 8/1/20	1,080,000	1,145,696
North Harris County Reg'l. Wtr. Auth. Series 2013, 4% 12/15/22	35,000	37,647
North Texas Tollway Auth. Rev.:
Bonds Series 2012 C, 1.95%, tender 1/1/19 (a)	770,000	770,431
Series 2011 A, 5.5% 9/1/41 (Pre-Refunded to 9/1/21 @ 100)	1,715,000	1,890,925
Northside Independent School District:
( Permanent School Fund of Texas Proj.) Bonds Series 2014, 2%, tender 8/1/19 (a)	790,000	791,193
Bonds:
Series 2011 A, 2%, tender 6/1/19 (a)	5,880,000	5,888,114
Series 2017, 1.45%, tender 6/1/20 (a)	975,000	967,522
2%, tender 6/1/21 (a)	2,705,000	2,696,371
Series 2011, 2.125%, tender 8/1/20 (a)	400,000	400,388
Odessa Hsg. Fin. Corp. Multifamily Hsg. Rev. Bonds Series 2016, 1.43%, tender 12/1/18 (a)	1,745,000	1,744,511
Plano Independent School District Series 2016 A, 5% 2/15/22	160,000	176,067
Port Houston Auth. Harris County Series 2015 B:
5% 10/1/18 (c)	855,000	857,026
5% 10/1/19 (c)	2,355,000	2,434,646
Royse City Independent School District Series 2014, 0% 2/15/20	140,000	136,325
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/20	20,000	21,128
San Antonio Elec. & Gas Sys. Rev.:
Bonds:
Series 2012 C, 2%, tender 12/1/18 (a)	740,000	740,355
Series 2015 A, 2.25%, tender 12/1/19 (a)	4,360,000	4,377,484
Series 2015 B, 2%, tender 12/1/21 (a)	3,300,000	3,275,349
Series 2014, 5% 2/1/19	4,000,000	4,056,320
San Antonio Gen. Oblig. Series 2018:
4% 8/1/19	5,000,000	5,102,850
5% 8/1/20	3,220,000	3,413,973
San Antonio Independent School District Series 2018, 4% 8/15/19	1,000,000	1,021,920
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/20	20,000	21,302
5% 9/15/21	20,000	21,711
5% 9/15/22	75,000	82,930
San Antonio Wtr. Sys. Rev.:
Bonds Series 2013 F, 2%, tender 11/1/21 (a)	1,000,000	992,410
Series 2012, 4% 5/15/19	35,000	35,597
Sherman Independent School District Bonds Series 2018 B, 3%, tender 8/1/20 (a)	10,000,000	10,187,800
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2016 A:
5% 10/1/20	150,000	159,593
5% 10/1/21	65,000	70,721
Spring Branch Independent School District Bonds Series 2013, 3%, tender 6/18/19 (a)	6,000,000	6,054,900
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/21	15,000	16,276
5% 8/15/23	20,000	22,500
Series 2013:
4% 9/1/18	10,000	10,000
5% 9/1/19	15,000	15,467
5% 9/1/20	20,000	21,204
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	50,000	50,412
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev.:
(Mrc Crestview Proj.) Series 2010, 8.125% 11/15/44 (Pre-Refunded to 11/15/20 @ 100)	250,000	283,168
Series 2015 A:
4% 11/15/18	110,000	110,343
4% 11/15/19	110,000	111,848
Series 2015 B:
4% 11/15/18	110,000	110,343
4% 11/15/19	155,000	157,604
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 A, 5% 2/15/26	35,000	40,549
Series 2017 A, 5% 2/15/24	45,000	51,159
Texas Affordable Hsg. Corp. Multi-family Hsg. Rev. Bonds Series 2017, 1.9%, tender 12/1/19 (a)	265,000	264,706
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Bonds:
Series 2017, 1.8%, tender 12/1/19 (a)	545,000	543,665
Series 2018:
2%, tender 2/1/20 (a)	3,400,000	3,399,048
2.23%, tender 5/1/20 (a)	2,000,000	2,003,860
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2015 A, 5%, tender 4/1/20 (a)	725,000	758,488
Tomball Independent School District Bonds Series 2014 B2, 2.125%, tender 8/15/21 (a)	1,000,000	1,000,000
Travis County Health Facilities Dev. Corp. Rev. (Longhorn Village Proj.) Series 2012 A, 7% 1/1/32 (Pre-Refunded to 1/1/21 @ 100)	1,740,000	1,940,170
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2016, 5% 8/1/23	35,000	39,690
Univ. of Houston Univ. Revs. Series 2011 A, 5% 2/15/43 (Pre-Refunded to 2/15/21 @ 100)	1,000,000	1,075,930
Univ. of Texas Board of Regents Sys. Rev.:
Series 2010 B, 5% 8/15/21	40,000	43,582
Series 2010, 5% 8/15/22	60,000	66,842
Series 2016 C, 5% 8/15/19	13,705,000	14,133,418
Series 2016 E, 5% 8/15/22	35,000	38,991
Series 2017 C:
5% 8/15/20	1,090,000	1,157,635
5% 8/15/21	1,945,000	2,119,175
Williamson County Gen. Oblig. Bonds Series 2014, 1.85%, tender 8/15/19 (a)	4,000,000	3,995,520

TOTAL TEXAS		272,113,520

Utah - 0.1%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series 2014 A, 5% 7/1/19	1,185,000	1,217,362
Utah Transit Auth. Sales Tax Rev. Series 2018, 5% 12/15/18	500,000	504,590

TOTAL UTAH		1,721,952

Virginia - 1.2%
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. Bonds Series 2008 A, 1.75%, tender 5/16/19 (a)	6,540,000	6,525,089
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A:
4% 7/15/20	15,000	15,487
5% 7/15/21	10,000	10,715
Colonial Heights Econ. Dev. Auth. MultiFamily Hsg. Rev. Bonds Series 2017 A, 1.8%, tender 7/1/19	2,180,000	2,177,144
Commonwealth Trans. Board Grant Anticipation Rev. Series 2012 A, 5% 9/15/22 (Pre-Refunded to 3/15/22 @ 100)	50,000	55,247
Fairfax County Gen. Oblig.:
Series 2016, 3% 10/1/18	4,000,000	4,004,320
5% 10/1/21	65,000	71,169
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/24	50,000	56,312
Halifax County Indl. Dev. Auth. Bonds 2.15%, tender 9/1/20 (a)	2,725,000	2,724,482
Hampton Roads Sanitation District Wastewtr. Rev. Series 2018 A, 5% 10/1/19	985,000	1,020,233
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
Series 2008 A, 1.75%, tender 5/16/19 (a)	475,000	473,917
Series 2008 B, 2.15%, tender 9/1/20 (a)	2,010,000	2,009,618
Lynchburg Econ. Dev. (Centra Health Proj.) Series A:
5% 1/1/19	90,000	90,932
5% 1/1/20	130,000	135,286
Newport New Redev. & Hsg. Multi-family Hsg. Bonds Series 2018, 2.05%, tender 8/1/20 (a)	7,000,000	6,994,750
Prince William County Indl. Dev. Auth. Bonds:
(Glen Arbor Apts. Proj.) Series 2017 B, 1.3%, tender 1/1/19 (a)	350,000	349,094
Series 2017 A, 1.35%, tender 1/1/19 (a)	2,285,000	2,280,544
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
5% 6/15/24	25,000	28,099
5% 6/15/25	20,000	22,593
5% 6/15/26	35,000	39,874
Virginia College Bldg. Auth. Edl. Facilities Rev.:
Series 2017 B, 5% 2/1/19	3,000,000	3,041,490
Series 2017 E, 5% 2/1/19	1,000,000	1,013,830
Virginia Pub. Bldg. Auth. Pub. Facilities Rev.:
Series 2013 A, 5% 8/1/22	80,000	89,004
Series 2016 A, 5% 8/1/22	115,000	127,943
Virginia Pub. School Auth. School Fing. Series 2015 A, 5% 8/1/22	255,000	283,598
Virginia St Pub. School Auth. Spl. Oblig. Series 2018, 5% 3/1/20	3,790,000	3,974,838
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds:
(Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.875%, tender 6/1/20 (a)	2,835,000	2,821,250
Series 2009 A, 2.15%, tender 9/1/20 (a)	775,000	774,853
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.875%, tender 5/16/19 (a)	675,000	674,042

TOTAL VIRGINIA		41,885,753

Washington - 1.3%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Bonds Series 2015 S2A, 1.86%, tender 11/1/21 (a)	20,000,000	19,994,000
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/20	30,000	31,252
5% 1/1/21	40,000	42,812
Grays Hbr. County Wash Pub. Hosp. D Series 2017, 3% 8/1/19	1,665,000	1,663,352
King County Hsg. Auth. Rev. Series 2018:
1.9% 5/1/19	500,000	500,415
2.05% 5/1/20	765,000	766,729
2.15% 5/1/20	405,000	405,717
3.5% 5/1/21	500,000	516,800
Port of Seattle Rev.:
Series 2015 C:
5% 4/1/20 (c)	1,885,000	1,975,065
5% 4/1/21 (c)	540,000	579,285
Series 2016 B:
5% 10/1/20 (c)	65,000	69,047
5% 10/1/21 (c)	60,000	65,094
5% 10/1/22 (c)	55,000	60,763
5% 10/1/23 (c)	65,000	73,124
Series 2018 B, 5% 5/1/19 (c)	1,290,000	1,316,587
Seattle Muni. Lt. & Pwr. Rev. Bonds Series 2018 B2, 0.003% x SIFMA Municipal Swap Index 0%, tender 11/1/21 (a)(b)(e)	10,000,000	10,000,100
Tacoma Elec. Sys. Rev.:
Series 2013 A:
4% 1/1/21	5,000	5,239
4% 1/1/21 (Escrowed to Maturity)	40,000	41,936
5% 1/1/21	40,000	42,812
Series 2017:
5% 1/1/22	15,000	16,454
5% 1/1/25	15,000	17,351
5% 1/1/26	10,000	11,707
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/20	1,190,000	1,251,725
Washington Gen. Oblig.:
Series 2000 S-5, 0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	335,000	333,292
Series 2016 C, 5% 2/1/19	1,025,000	1,039,309
Washington Health Care Facilities Auth. Rev.:
(MultiCare Health Sys. Proj.) Series 2010 A, 5.25% 8/15/19	330,000	340,864
(Providence Health Systems Proj.) Series 2011 B, 5% 10/1/19	275,000	284,419
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/25	20,000	22,624
5% 8/15/26	45,000	51,183
5% 8/15/27	50,000	57,287
Bonds Series 2012 B, 5%, tender 10/1/21 (a)	120,000	130,598
Series 2009, 7% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	655,000	682,818
Series 2012, 5% 12/1/42 (Pre-Refunded to 12/1/21 @ 100)	1,000,000	1,094,920

TOTAL WASHINGTON		43,484,680

West Virginia - 0.4%
Harrison County Commission Solid Waste Disp. Rev. Bonds (Monongahela Pwr. Co. Proj.) Series 2018 A, 3%, tender 10/15/21 (a)(c)	5,700,000	5,698,233
Mason Co. W Bonds ( Appalachian Pwr. Co. Proj.) Series 2014 L, 1.625%, tender 10/1/18 (a)	3,575,000	3,574,142
West Virginia Comm of Hwys Spl. Oblig. Series 2018 A, 5% 9/1/19	1,560,000	1,610,575
West Virginia Econ. Dev. Auth. Poll. Cont. Rev. (Appalachian Pwr. Co. - Amos Proj.) Series 2008 D, 3.25% 5/1/19	65,000	65,072
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds:
(Appalachian Pwr. Co. Amos Proj.) Series 2011 A, 1.7%, tender 9/1/20 (a)(c)	1,925,000	1,891,255
1.9%, tender 4/1/19 (a)	270,000	269,752

TOTAL WEST VIRGINIA		13,109,029

Wisconsin - 1.4%
Kenosha Series 2012 B, 5% 4/1/19	3,000,000	3,056,610
Madison Gen. Oblig. Series 2014 A, 5% 10/1/21	70,000	76,599
Milwaukee County Arpt. Rev.:
Series 2013 A:
5% 12/1/20 (c)	30,000	31,906
5% 12/1/22 (c)	30,000	33,087
5.25% 12/1/23 (c)	35,000	39,587
Series 2016 A:
5% 12/1/18 (c)	180,000	181,373
5% 12/1/19 (c)	625,000	648,519
Pub. Fin. Auth. Solid Waste Bonds (Waste Mgmt., Inc. Proj.) Series 2017 A-2, 1.8%, tender 11/1/18 (a)(c)	10,000,000	9,997,500
Pub. Fin. Auth. Wis Edl. Facilities Series 2016, 5% 1/1/20	135,000	139,001
Racine County Gen. Oblig. Series 2018, 3.5% 3/11/19 (b)	2,000,000	2,009,140
Waukesha Gen. Oblig. Series 2018 D, 3% 7/1/19	2,350,000	2,366,239
Wisconsin Gen. Oblig. Series 2007 1, 5% 5/1/19 (AMBAC Insured)	1,275,000	1,303,305
Wisconsin Health & Edl. Facilities:
(Agnesian Healthcare Proj.) Series 2017:
4% 7/1/19	100,000	101,621
5% 7/1/21	100,000	107,419
Bonds:
(Ascension Health Cr. Group Proj.) Series 2013 B:
5%, tender 6/1/20 (a)	2,020,000	2,125,484
5%, tender 6/1/21 (a)	1,905,000	2,048,599
Series 2013 B, 4%, tender 5/30/19 (a)	3,395,000	3,447,283
Series 2013 B-5, 1.375%, tender 12/3/19 (a)	355,000	352,586
Series 2018 B, 5%, tender 1/26/22 (a)	3,340,000	3,649,685
Series 2018 C, SIFMA Municipal Swap Index + 0.450% 2.01%, tender 7/27/22 (a)(e)	2,785,000	2,785,000
Series 2018 C3, 2.11%, tender 7/26/23 (a)	4,000,000	4,000,000
Series 2013 A, 5% 11/15/18	120,000	120,790
Series 2014:
4% 5/1/19	5,000	5,054
5% 5/1/20	10,000	10,416
5% 5/1/21	15,000	15,933
Series 2015, 3% 12/1/18	145,000	145,441
Series 2017 A, 2.65% 11/1/20	2,875,000	2,867,784
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marquette Univ. Proj.) Series 2012, 5% 10/1/18	430,000	431,011
(Mercy Alliance, Inc. Proj.) Series 2012, 5% 6/1/19	200,000	204,522
Series 2009 B, 4.5% 12/15/18	600,000	604,668
Series 2009A, 5.25% 12/15/18	245,000	247,411
Series 2012, 5% 10/1/21	30,000	32,669
Wisconsin Hsg. & Econ. Dev. Auth. Series 2018 A, 2.05% 9/1/20 (c)	1,195,000	1,192,228
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds Series 2017 A, 1.95%, tender 5/1/20 (a)	1,360,000	1,356,246

TOTAL WISCONSIN		45,734,716

Wyoming - 0.2%
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Bonds Series 2018 4, 0%, tender 9/1/21 (a)(b)	5,000,000	5,000,050
TOTAL MUNICIPAL BONDS
(Cost $1,794,212,673)		1,793,514,843

Municipal Notes - 29.9%
Alabama - 0.6%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) 1.62% 9/4/18, VRDN (a)(c)	5,100,000	$5,100,000
Health Care Auth. for Baptist Health Series 2013 B, 2.13% 9/7/18, VRDN (a)	3,705,000	3,705,000
Lower Gas District Participating VRDN Series Floaters XM 01 84, 1.96% 9/7/18 (a)(f)	6,845,000	6,845,000
Tuscaloosa Co. Indl. Dev. Auth. Solid Wste (Nucor Corp. Proj.) Series 2004, 1.77% 9/7/18, VRDN (a)(c)	2,700,000	2,700,000

TOTAL ALABAMA		18,350,000

Alaska - 0.0%
Alaska Hsg. Fin. Corp. Series 2002 A, 1.62% 9/4/18 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)(c)	225,000	225,000
Arizona - 0.0%
Phoenix Indl. Dev. Auth. Health Care Facilities Series 2014 B, 1.52% 9/4/18 (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	800,000	800,000
California - 0.9%
California Dept. of Wtr. Resources Series 2, 1.2% 9/5/18 (Liquidity Facility Wells Fargo Bank NA, San Francisco), CP	4,400,000	4,400,000
California Health Facilities Fing. Auth. Participating VRDN Series Floaters 013, 1.71% 10/12/18 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	2,430,000	2,430,000
California Muni. Fin. Auth. Rev. Participating VRDN Series Floaters XF 26 15, 1.76% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(f)	800,000	800,000
Dignity Health Participating VRDN Series 17 04, SIFMA Municipal Swap Index + 0.160% 1.71% 10/12/18 (Liquidity Facility Barclays Bank PLC) (a)(e)(f)(g)	3,270,000	3,270,000
Los Angeles County Schools Pooled Fing. Prog. Ctfs. of Prtn. TRAN Series 2018 A, 4% 7/1/19	1,000,000	1,015,270
San Francisco Calif. City & Cnty. Arpts. Commn. Int'l. Arpt. Rev. Participating VRDN Series 15 ZF 01 64, 1.76% 9/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(f)	1,705,000	1,705,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN:
Series Floaters ZM 06 41, 1.76% 9/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(f)	7,875,000	7,875,000
Series Floaters ZM 06 44, 1.76% 9/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(f)	3,800,000	3,800,000
San Jose Int. Arpt. Rev. Participating VRDN Series 2017, 1.76% 9/7/18 (Liquidity Facility Citibank NA) (a)(c)(f)	5,120,000	5,120,000
Shafter Indl. Dev. Auth. Indl. Dev. Rev. 1.98% 9/7/18, LOC Deutsche Bank AG, VRDN (a)(c)	355,000	355,000

TOTAL CALIFORNIA		30,770,270

Colorado - 1.1%
Colorado Ed. Ln. Prog. TRAN Series 2018 A, 4% 6/27/19	5,000,000	5,087,950
Colorado Edl. & Cultural Facilities Auth. Rev. (Mesivta of Greater Los Angeles Proj.) Series 2005, 1.91% 9/7/18, LOC Deutsche Bank AG, VRDN (a)	890,000	890,000
Colorado Gen. Fdg. Rev. TRAN Series 2018, 5% 6/26/19	10,000,000	10,256,300
Colorado Hsg. & Fin. Auth. Econ. Dev. (Pacific Instruments Proj.) Series 2000, 1.77% 9/7/18, LOC Wells Fargo Bank NA, VRDN (a)(c)	585,000	585,000
Denver City & County Arpt. Rev. Participating VRDN Series Floaters ZF 06 88, 1.88% 9/7/18 (Liquidity Facility Bank of America NA) (a)(c)(f)	14,100,000	14,100,000
Univ. of Colorado Enterprise Sys. Rev.:
Participating VRDN Series Floaters E 123, 1.59% 9/7/18 (Liquidity Facility Royal Bank of Canada) (a)(f)	4,500,000	4,500,000
Series A1, 1.3% 9/6/18, CP	2,000,000	1,999,920

TOTAL COLORADO		37,419,170

Connecticut - 0.3%
Connecticut Health & Edl. Facilities Auth. Rev. Series 2014 D, 1.58% 9/7/18, LOC Bank of America NA, VRDN (a)	4,640,000	4,640,000
Derby Gen. Oblig. BAN Series 2018, 2.75% 10/25/18	4,660,000	4,666,151

TOTAL CONNECTICUT		9,306,151

Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1994, 1.66% 9/4/18, VRDN (a)(c)	600,000	600,000
Florida - 1.4%
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Participating VRDN Series Floaters XL 00 51, 1.81% 9/7/18 (Liquidity Facility Citibank NA) (a)(c)(f)	10,002,000	10,002,000
Jacksonville Health Care Series 2018, 1.27% 9/5/18, CP	3,200,000	3,199,904
JP Morgan Chase Participating VRDN Series Floaters ZF 02 86, 1.91% 9/7/18 (a)(c)(f)	1,855,000	1,855,000
Miami-Dade County Aviation Rev. Participating VRDN:
Series Floaters XG 00 10, 1.71% 9/7/18 (Liquidity Facility Bank of America NA) (a)(c)(f)	3,500,000	3,500,000
Series Floaters ZF 03 38, 1.71% 9/7/18 (Liquidity Facility Bank of America NA) (a)(c)(f)	1,635,000	1,635,000
Miami-Dade County Expressway Auth. Participating VRDN Series 2016, 1.89% 9/6/18, LOC Dexia Cr. Local SA, (Liquidity Facility Dexia Cr. Local SA) (a)(f)	3,680,000	3,680,000
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. of Florida Proj.) Series 2003, 1.62% 9/4/18, VRDN (a)(c)	900,000	900,000
Orange County Health Facilities Auth. Rev. Series 2008, 1.6% 9/7/18, LOC SunTrust Banks, Inc., VRDN (a)	1,805,000	1,805,000
Saint Lucie County Solid Waste Disp. (Florida Pwr. & Lt. Co. Proj.) Series 2003, 1.62% 9/4/18, VRDN (a)(c)	915,000	915,000
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN:
Series Floaters XF 25 17, 1.66% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(f)	2,210,000	2,210,000
Series Floaters XF 25 30, 1.71% 9/7/18 (Liquidity Facility Citibank NA) (a)(f)	2,500,000	2,500,000
Series Floaters XG 01 73, 1.71% 9/7/18 (Liquidity Facility Citibank NA) (a)(f)	5,000,000	5,000,000
St. Lucie School District TAN Series 2018, 3% 6/28/19 (b)	10,000,000	10,089,000

TOTAL FLORIDA		47,290,904

Georgia - 0.7%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
First Series 2009, 1.9% 9/4/18, VRDN (a)	2,500,000	2,500,000
Second Series 1995, 1.9% 9/4/18, VRDN (a)	1,600,000	1,600,000
Series 2012, 1.93% 9/4/18, VRDN (a)(c)	3,580,000	3,580,000
Cobb County Gen. Obligations TAN Series 2018, 2.25% 11/30/18	10,000,000	10,013,800
Coweta County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Yates Proj.) Series 2006, 1.9% 9/4/18, VRDN (a)	575,000	575,000
Gainesville & Hall County Hosp. Auth. Rev. Series 2017 C, 1.82% 9/7/18, VRDN (a)	1,855,000	1,855,000
Heard County Dev. Auth. Poll. Cont. Rev. Series 2007, 1.9% 9/4/18, VRDN (a)(c)	1,400,000	1,400,000
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc. Proj.) Series 1995, 1.62% 9/7/18, LOC SunTrust Banks, Inc., VRDN (a)(c)	1,395,000	1,395,000

TOTAL GEORGIA		22,918,800

Idaho - 0.4%
Eagle Indl. Dev. Corp. Rev. (Camille Beckman Proj.) 1.77% 9/7/18, LOC Wells Fargo Bank NA, VRDN (a)(c)	270,000	270,000
Idaho Gen. Oblig. TAN Series 2018, 4% 6/28/19	10,000,000	10,173,300
Idaho Health Facilities Auth. Rev. Participating VRDN Series 16 XG 00 66, 1.81% 9/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)	384,000	384,000
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series A, 1.76% 9/7/18 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	2,355,000	2,355,000

TOTAL IDAHO		13,182,300

Illinois - 1.3%
Centegra Health Sys. Participating VRDN Series Floaters XF 23 39, 1.74% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(f)	2,625,000	2,625,000
Chicago Board of Ed. Participating VRDN Series Floaters XG 01 08, 1.74% 9/7/18 (a)(f)	5,730,000	5,730,000
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN Series Floaters XL 00 49, 1.81% 9/7/18 (Liquidity Facility Citibank NA) (a)(c)(f)	2,985,000	2,985,000
Chicago Park District Gen. Oblig. Participating VRDN Series ROC II R 11935, 2.01% 9/7/18 (Liquidity Facility Citibank NA) (a)(f)	2,400,000	2,400,000
Chicago Transit Auth. Rev. Bonds Participating VRDN Series XM 00 53, 1.81% 9/7/18 (Liquidity Facility Citibank NA) (a)(f)	3,124,500	3,124,500
Cook County Gen. Oblig. Participating VRDN Series 2015 XF0124, 1.79% 9/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(f)	1,280,000	1,280,000
Deutsche Spears/Lifers Trust Participating VRDN Series Floaters XG 00 50, 1.66% 9/7/18 (Liquidity Facility Deutsche Bank AG) (a)(f)	6,850,000	6,850,000
Illinois Fin. Auth. Rev. (OSF Healthcare Sys. Proj.) Series 2009 D, 1.58% 9/7/18, LOC JPMorgan Chase Bank, VRDN (a)	2,625,000	2,625,000
Illinois Gen. Oblig. Participating VRDN Series 15 XF 1006, 1.81% 9/7/18 (Liquidity Facility Deutsche Bank AG) (a)(f)	2,278,500	2,278,500
Reg'l. Transn Auth. Extend Series 2005 B, 1.55% 10/1/18, VRDN (a)	7,915,000	7,915,000
Sales Tax Securitization Corpi Participating VRDN Series Floaters XM 06 83, 1.73% 9/7/18 (Liquidity Facility Bank of America NA) (a)(f)	1,000,000	1,000,000
Univ. of Illinois Rev. Series 2008, 1.65% 9/7/18 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	3,620,000	3,620,000

TOTAL ILLINOIS		42,433,000

Indiana - 0.3%
Brownsburg 1999 School Bldg. Corp. BAN Series 2018, 2.5% 5/15/19	3,000,000	3,005,400
Hamilton Southeastern Consolidated School Bldg. Corp. BAN Series 2018, 3% 12/15/18	900,000	902,601
Indiana Fin. Auth. Rev. Series 2008 E7, 1.5% 9/7/18, VRDN (a)	3,305,000	3,305,000
Indiana Univ. Student Fee Revs. Series 2018, 1.7% 11/15/18, CP	3,100,000	3,099,814

TOTAL INDIANA		10,312,815

Iowa - 0.3%
Iowa Fin. Auth. Midwestern Disaster Area Econ. Dev. Series 2012 IA, 1.87% 9/7/18, VRDN (a)	6,775,000	6,775,000
Iowa Higher Ed. Ln. Auth. Rev. RAN (Private Ed. Working Cap. Ln. Prog.) Series 2018 A, 3.5% 5/9/19	2,000,000	2,019,180

TOTAL IOWA		8,794,180

Kansas - 0.3%
Wichita Gen. Oblig. BAN Series 2018 290, 1.75% 4/13/19	11,135,000	11,132,884
Kentucky - 0.8%
Kentucky Econ. Dev. Fin. Auth. (Catholic Health Initiatives Proj.) Series C, 1.61% 9/7/18, VRDN (a)	10,625,000	10,625,000
Kentucky State Property & Buildings Commission Rev. Participating VRDN Series XG 0113, 1.76% 9/7/18 (Liquidity Facility Barclays Bank PLC) (a)(f)	1,435,000	1,435,000
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. BAN Series 2017, 5% 11/12/18	15,920,000	16,016,634

TOTAL KENTUCKY		28,076,634

Louisiana - 0.9%
New Orleans Aviation Board Rev. Participating VRDN:
Series Floater ZF 24 97, 1.81% 9/7/18 (Liquidity Facility Citibank NA) (a)(c)(f)	1,920,000	1,920,000
Series Floaters XL 00 46, 1.81% 9/7/18 (Liquidity Facility Citibank NA) (a)(c)(f)	6,658,500	6,658,500
Series Floaters ZM 05 58, 1.81% 9/7/18 (Liquidity Facility Citibank NA) (a)(c)(f)	1,920,000	1,920,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 1.73% 9/7/18, VRDN (a)	20,405,000	20,405,000

TOTAL LOUISIANA		30,903,500

Maine - 0.1%
Auburn Rev. Oblig. Secs Series 2001, 1.82% 9/7/18, LOC TD Banknorth, NA, VRDN (a)(c)	130,000	130,000
Old Town ME Solid Waste Disp. Series 2004, 1.87% 9/7/18, VRDN (a)(c)(d)	3,330,000	3,330,000

TOTAL MAINE		3,460,000

Maryland - 1.7%
Indl. Dev. Fing. Auth. Port Facilities ( Occidental Petroleum Corp. Proj.) Series 2010, 1.72% 9/7/18, VRDN (a)	2,975,000	2,975,000
Baltimore County Gen. Oblig. BAN Series 2018:
4% 3/18/19	5,000,000	5,062,750
4% 3/18/19	15,000,000	15,188,250
Baltimore Proj. Rev. Bonds Series Floaters G 42, SIFMA Municipal Swap Index + 0.200% 1.76%, tender 1/2/19 (Liquidity Facility Royal Bank of Canada) (a)(e)(f)(g)	4,500,000	4,500,000
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev.:
Series 2006 G, 1.6% 9/7/18 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(c)	3,770,000	3,770,000
Series 2006 J, 1.64% 9/7/18 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(c)	5,600,000	5,600,000
Series 2008 D, 1.57% 9/7/18, LOC PNC Bank NA, VRDN (a)(c)	1,900,000	1,900,000
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 1995, 1.82% 9/7/18 (Liquidity Facility Manufacturers & Traders Trust Co.), VRDN (a)	600,000	600,000
Series 2018, 1.5% 10/1/18 (Liquidity Facility Wells Fargo Bank NA), CP	3,100,000	3,099,163
Maryland St Health & Higher Ed. Series 2018, 1.62% 9/18/18, CP	5,800,000	5,799,826
Montgomery County Gen. Oblig. Series 2018:
1.6% 10/10/18 (Liquidity Facility JPMorgan Chase Bank), CP	2,000,000	1,999,740
1.67% 11/8/18 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	5,600,000	5,599,664

TOTAL MARYLAND		56,094,393

Massachusetts - 1.3%
Massachusetts Dev. Fin. Agcy. Rev. Participating VRDN Series Floaters XF 23 65, 1.76% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(f)	1,706,000	1,706,000
Massachusetts Edl. Fing. Auth. Rev. Participating VRDN Series Floaters XF 23 06, 1.81% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(f)	8,650,000	8,650,000
Massachusetts Gen. Oblig. RAN:
Series 2018 A, 4% 4/25/19	5,000,000	5,071,400
Series 2018 B, 4% 5/23/19	5,000,000	5,081,050
Series 2018 C, 4% 6/20/19	21,000,000	21,360,570
Nahant BAN Series 2018 A, 3% 6/28/19	813,000	817,894
Quincy Gen. Oblig. BAN Series 2018, 3% 9/28/18	700,000	700,651
Webster Gen. Oblig. BAN Series 2017 B, 2.25% 10/12/18	357,000	357,171

TOTAL MASSACHUSETTS		43,744,736

Michigan - 0.4%
Michigan Bldg. Auth. Rev. Participating VRDN Series Floaters XM 01 23, 1.76% 9/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(f)	1,655,000	1,655,000
Michigan Fin. Auth. Rev. RAN Series 2018 A, 4% 8/20/19	11,000,000	11,209,330
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. (Single Family Mort 12/17/87 Proj.) Series 2009 C, 1.57% 9/7/18 (Liquidity Facility Barclays Bank PLC), VRDN (a)	1,300,000	1,300,000

TOTAL MICHIGAN		14,164,330

Minnesota - 0.4%
Rochester Health Care Facilities Rev. Series B, 1.54% 9/7/18 (Liquidity Facility Northern Trust Co.), VRDN (a)	1,615,000	1,615,000
Univ. of Minnesota Gen. Oblig. Series 2018, 1.64% 10/15/18, CP	10,000,000	9,999,600

TOTAL MINNESOTA		11,614,600

Mississippi - 0.2%
Mississippi Bus. Fin. Corp. Rev. (Utils. Optimization LLC Proj.) Series 2002 A, 1.77% 9/7/18, LOC Cap. One Bank, VRDN (a)(c)	350,000	350,000
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Gulf Pwr. Co. Proj.) Series 2012, 1.65% 9/4/18, VRDN (a)(c)	1,770,000	1,770,000
Perry County Poll. Cont. Rev. Series 2002, 1.83% 9/7/18, VRDN (a)(d)	4,360,000	4,360,000

TOTAL MISSISSIPPI		6,480,000

Missouri - 0.3%
Curators of the Univ. of Missouri Series 2018, 1.52% 10/3/18, CP	1,600,000	1,599,600
Deutsche Bank Spears/Lifers Trust Participating VRDN Series Floaters XF 10 15, 1.74% 9/7/18 (Liquidity Facility Deutsche Bank AG) (a)(f)	5,410,000	5,410,000
Saint Louis Arpt. Rev. Participating VRDN Series Floaters 07 004, 1.79% 9/7/18 (Liquidity Facility Dexia Cr. Local SA) (a)(f)	2,385,000	2,385,000

TOTAL MISSOURI		9,394,600

Nebraska - 0.2%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series B, 1.6% 9/7/18 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(c)	6,300,000	6,300,000
Nevada - 0.3%
Clark County Arpt. Rev. Participating VRDN Series ROC II R 11823, 1.76% 9/7/18 (Liquidity Facility Citibank NA) (a)(f)	4,590,000	4,590,000
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) 1.6% 9/7/18, LOC JPMorgan Chase Bank, VRDN (a)(c)	4,600,000	4,600,000
Sparks Econ. Dev. Rev. (RIX Industries Proj.) Series 2002, 1.77% 9/7/18, LOC Wells Fargo Bank NA, VRDN (a)(c)	120,000	120,000

TOTAL NEVADA		9,310,000

New Jersey - 2.9%
Bloomingdale BAN Series 2018, 3% 3/5/19	3,600,000	3,617,388
Burlington County Bridge Commission Lease Rev. BAN (Governmental Leasing Prog.) Series 2017 C, 2.5% 12/12/18	1,045,000	1,047,121
Caldwell BAN Series 2018, 3% 2/20/19	1,600,000	1,607,360
Carteret Gen. Oblig. BAN:
Series 2017, 2.5% 10/25/18	384,000	384,380
Series 2018, 2.75% 2/1/19	3,686,000	3,698,311
Cherry Hill Township Gen. Oblig. BAN Series 2017, 3% 10/16/18	2,180,000	2,183,357
East Brunswick Township Gen. Oblig. BAN Series 2018, 3% 3/14/19	4,700,000	4,726,273
Englewood Gen. Oblig. BAN Series 2018, 3% 4/2/19	12,700,000	12,781,915
Gloucester Township BAN Series 2018 B, 3% 6/20/19	6,600,000	6,645,936
Highland Park Gen. Oblig. BAN Series 2018, 3% 4/16/19	2,891,000	2,908,953
Holmdel Township Gen. Oblig. BAN Series 2017, 2.5% 10/26/18	280,000	280,305
Howell Township Gen. Oblig. BAN Series 2017 A, 3% 10/17/18	1,000,000	1,001,530
Jersey City Gen. Oblig. BAN Series 2018 A, 2.5% 1/18/19	205,000	205,642
Long Beach Township Gen. Oblig. BAN Series 2018 A, 3% 3/14/19	3,312,000	3,331,210
Long Branch Gen. Oblig. BAN Series 2018 B, 2.75% 2/8/19	8,095,000	8,122,361
Maple Shade Township BAN:
Series 2017, 2.25% 9/7/18	400,000	400,016
Series 2018:
3% 6/27/19	4,163,884	4,196,695
3% 6/27/19	1,800,000	1,814,274
Millburn Township Gen. Oblig. BAN Series 2018, 3% 6/14/19	2,659,857	2,678,183
Millstone Township Gen. Oblig. BAN:
Series 2017, 2.25% 9/12/18	307,000	307,040
Series 2018, 3% 9/10/19 (b)	2,700,000	2,726,001
New Jersey Bldg. Auth. State Bldg. Rev. Participating VRDN Series Floaters XF 05 53, 1.76% 9/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(f)	2,450,000	2,450,000
New Jersey Health Care Facilities Fing. Auth. Rev. Participating VRDN Series 16 XG 00 47, 1.66% 9/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)	5,325,000	5,325,000
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 1.81% 9/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)	8,400,000	8,400,000
New Jersey Trans. Trust Fund Auth. Participating VRDN Series DCL 08 33, 1.84% 9/7/18 (Liquidity Facility Dexia Cr. Local SA) (a)(f)	2,165,000	2,165,000
Roselle County of Union BAN Series 2017, 2.25% 9/14/18	333,000	333,033
Saddle Brook Township Gen. Oblig. BAN Series 2018, 3% 5/30/19	3,150,000	3,171,326
South Brunswick Township BAN Series 2017, 2.25% 10/2/18	413,000	413,157
Teaneck Township Gen. Oblig. BAN Series 2018, 3% 6/28/19	1,200,000	1,208,196
Vineland Gen. Oblig. BAN Series 2017, 2.5% 11/15/18	1,303,000	1,304,681
Wall Township Gen. Oblig. BAN Series 2018, 3% 6/28/19	5,000,000	5,034,550
Wood-Ridge Gen. Oblig. BAN Series 2017, 2.25% 9/14/18	2,510,000	2,510,301

TOTAL NEW JERSEY		96,979,495

New York - 3.8%
Amsterdam City School District BAN Series 2018, 3% 6/28/19	6,700,000	6,746,833
Binghamton Gen. Oblig. BAN:
Series 2017, 2.5% 11/16/18	2,665,000	2,668,278
Series 2018 B, 3% 4/19/19	2,000,000	2,012,840
Broome County Gen. Oblig. BAN Series 2018 A, 3% 5/3/19	6,291,662	6,336,144
Eastport-South Manor Central School District TAN Series 2018, 2.75% 6/25/19	5,000,000	5,021,800
Eden BAN Series 2018, 3% 3/7/19	3,000,000	3,015,240
Geneva BAN Series 2018, 3% 5/8/19	5,718,195	5,754,105
Gloversville School District BAN Series 2017, 2.25% 10/19/18	590,000	590,366
Hempstead Union Free School District TAN Series 2018, 2.75% 6/27/19	7,000,000	7,024,570
Ithaca Gen. Oblig. BAN Series 2018 A, 2.75% 2/15/19	1,770,000	1,777,045
Nassau County Gen. Oblig. TAN Series 2017 B, 3% 9/18/18	9,645,000	9,650,401
New York City Gen. Oblig. Series 2006, 1.85% 9/7/18 (FSA Insured), VRDN (a)	7,575,000	7,575,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (Brittany Dev. Proj.) Series A, 1.62% 9/7/18, LOC Fannie Mae, VRDN (a)(c)	1,000,000	1,000,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2017 BB, 1.52% 9/4/18 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	1,530,000	1,530,000
Series 3013 AA-2, 1.56% 9/7/18 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	6,370,000	6,370,000
New York City Transitional Fin. Auth. Rev.:
Series 2002 2E, 1.79% 9/7/18, VRDN (a)	3,365,000	3,365,000
Series 2002 3, 1.79% 9/7/18, VRDN (a)	2,000,000	2,000,000
Series 2003 A3, 1.56% 9/7/18 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	1,895,000	1,895,000
New York Hsg. Fin. Agcy. Rev.:
(600 West and 42nd St. Hsg. Proj.) Series 2007 A, 1.6% 9/7/18, LOC Freddie Mac, VRDN (a)(c)	2,400,000	2,400,000
Series 2014 A, 1.63% 9/7/18, VRDN (a)	1,530,000	1,530,000
New York Pwr. Auth. Series 2018:
1.3% 10/11/18 (Liquidity Facility TD Banknorth, NA) (Liquidity Facility Wells Fargo Bank NA), CP	2,000,000	1,998,720
1.55% 10/4/18, CP	5,000,000	4,999,200
New York State Hsg. Fin. Agcy. Rev. Series 2016 A, 1.58% 9/4/18, VRDN (a)	2,395,000	2,395,000
Oneida County Indl. Dev. Agcy. Rev. (Champion Home Builders Co. Proj.) 1.81% 9/7/18, LOC Wells Fargo Bank NA, VRDN (a)(c)	1,745,000	1,745,000
Onondaga County Indl. Dev. Agcy. Indl. Dev. Rev. (Var G A Braun, Inc. Proj.) Series 2007, 1.86% 9/7/18, LOC Manufacturers & Traders Trust Co., VRDN (a)(c)	1,550,000	1,550,000
Penn Yan NY Central School District BAN Series 2018, 3% 7/19/19	2,900,000	2,921,460
Poughkeepsie Gen. Oblig. BAN Series 2018 A, 4% 5/3/19	1,836,455	1,848,502
Poughkeepsie Town BAN Series 2018, 3% 3/8/19	3,800,000	3,819,418
Putnam County Indl. Dev. Agcy. Rev. Series 2006 A, 1.8% 9/7/18, LOC RBS Citizens NA, VRDN (a)	1,400,000	1,400,000
Rockland County Gen. Oblig. TAN Series 2018, 3% 4/2/19	12,500,000	12,593,625
Schoharie County BAN Series 2017, 2.5% 11/8/18	955,000	956,299
Sidney Cent School District BAN Series 2018, 3% 7/10/19	1,600,000	1,611,104
South Glens Falls Central School District BAN Series 2018 B, 3% 7/26/19	500,000	504,450
Suffolk County Gen. Oblig. RAN Series 2018, 2% 3/21/19	2,500,000	2,501,625
Troy Rensselaer County BAN:
Series 2018 A, 2.75% 2/8/19	4,020,000	4,032,904
Series B, 3% 8/2/19	4,300,000	4,330,831
Ulster County Indl. Dev. Agcy. I (Selux Corp. Proj.) Series A, 1.94% 9/7/18, LOC Manufacturers & Traders Trust Co., VRDN (a)(c)	70,000	70,000
Village of Island Park BAN Series 2018, 3% 3/6/19	1,000,000	1,004,750

TOTAL NEW YORK		128,545,510

Non-State Specific - 0.0%
BB&T Muni. Trust Series 2016, 2.61% 12/31/19, CP (a)(d)	1,048,747	1,048,757
North Carolina - 0.4%
Alamance County Idnl Facilities Poll Fing. Auth. Series 2001, 1.72% 9/7/18, LOC Wells Fargo Bank NA, VRDN (a)(c)	300,000	300,000
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. Series 2000 B, 1.76% 9/7/18, VRDN (a)(c)	1,100,000	1,100,000
North Carolina Cap. Impt. Ltd. Bonds Series WF 11 136C, SIFMA Municipal Swap Index + 0.280% 1.84%, tender 1/24/19 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)(g)	1,390,000	1,390,000
North Carolina Edl. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series 1991 B, 1.46% 9/7/18, VRDN (a)	12,000,000	12,000,000

TOTAL NORTH CAROLINA		14,790,000

Ohio - 1.4%
Avon Gen. Oblig. BAN Series 2018, 3% 9/5/19	2,250,000	2,273,738
Belmont County BAN Series 2018 A, 3% 4/18/19	2,286,000	2,299,762
Grove City Gen. Oblig. BAN Series 2018, 2.5% 3/7/19	2,000,000	2,005,740
Highland Heights Gen. Oblig. BAN Series 2018, 2.75% 6/13/19	2,300,000	2,310,511
Lake County Gen. Oblig. BAN Series 2018, 2.5% 6/13/19	1,000,000	1,004,580
Lakewood Income Tax Rev. BAN Series 2018, 2.5% 3/28/19	5,000,000	5,017,100
Lorain County Gen. Oblig. BAN Series 2017, 2% 11/7/18	450,000	450,234
Lucas County Hosp. Rev. Participating VRDN Series Floaters 002, 1.81% 10/12/18 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	13,655,000	13,655,000
Napoleon City Captial Facilities BAN Series 2018, 2.75% 2/27/19	900,000	902,862
Newark Gen. Oblig. BAN:
Series 2017, 2.05% 10/30/18	1,265,000	1,265,468
Series 2018, 2.8% 1/16/19	2,500,000	2,503,550
Ohio Higher Edl. Facility Commission Rev. Series 2018, 1.56% tender 9/5/18, CP mode	7,000,000	6,999,930
Ohio Tpk. Commission Tpk. Rev. Participating VRDN Series Floaters XL 00 57, 1.66% 9/7/18 (Liquidity Facility Citibank NA) (a)(f)	5,000,000	5,000,000

TOTAL OHIO		45,688,475

Oregon - 0.2%
Port Portland Spl. Oblig. Rev. (Horizon Air Ind. Proj.) Series 1997, 1.62% 9/4/18, LOC Bank of America NA, VRDN (a)(c)	7,345,000	7,345,000
Pennsylvania - 0.5%
Berks County Indl. Dev. Auth. Rev. (KTB Real Estate Partnership Proj.) 1.77% 9/7/18, LOC Manufacturers & Traders Trust Co., VRDN (a)(c)	115,000	115,000
Luzerne Indl. Dev. Auth. Series 2006 A, 1.72% 9/7/18, LOC Wells Fargo Bank NA, VRDN (a)(c)	365,000	365,000
Montgomery County Higher Ed. & Health Auth. Rev. Series 2018 D, 1.82% 9/6/21, VRDN (a)	6,825,000	6,825,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2015 B, 1.82% 9/7/18, VRDN (a)	2,635,000	2,635,000
Philadelphia Auth. For Indl. Series 2017 B, 1.82% 9/7/18, VRDN (a)	5,355,000	5,355,000
Scranton Tax & Rev. TRAN Series 2018, 2.9% 12/15/18 (d)	1,390,000	1,388,249

TOTAL PENNSYLVANIA		16,683,249

South Carolina - 0.8%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1997, 1.77% 9/7/18, VRDN (a)(c)	1,100,000	1,100,000
Richland County Gen. Oblig. BAN Series 2018, 3% 2/27/19	5,000,000	5,031,450
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2008, 1.6% 9/7/18, LOC SunTrust Banks, Inc., VRDN (a)	1,415,000	1,415,000
South Carolina Jobs-Econ. Dev. Auth. Hosp. Impt. Rev. Participating VRDN Series Floaters BAML 0003, 1.84% 9/7/18 (Liquidity Facility Bank of America NA) (a)(f)	5,000,000	5,000,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series Floaters XM 02 91, 1.71% 9/7/18 (Liquidity Facility Royal Bank of Canada) (a)(f)	345,000	345,000
Series Floaters XM 03 84, 1.76% 9/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(f)	4,885,000	4,885,000
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 1.81% 9/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(f)	460,000	460,000
Spartanburg County School District No. 7 BAN Series 2017, 5% 11/15/18	9,940,000	10,004,610

TOTAL SOUTH CAROLINA		28,241,060

Tennessee - 0.3%
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Catholic Health Initiatives Proj.) Series C, 1.68% 9/7/18, VRDN (a)	7,610,000	7,610,000
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. Series 2018, 1.7% 11/7/18, LOC State Street Bank & Trust Co., Boston, CP	3,000,000	2,999,280
Union City Indl. Dev. (Kohler Co. Proj.) Series 1995, 1.77% 9/7/18, LOC Wells Fargo Bank NA, VRDN (a)(c)	1,000,000	1,000,000

TOTAL TENNESSEE		11,609,280

Texas - 3.2%
Austin Arpt. Sys. Rev. Series 2005 3, 1.58% 9/7/18, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(c)	12,000,000	12,000,000
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN Series Floaters XF 10 61, 1.78% 9/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(f)	2,880,000	2,880,000
Deutsche Spears/Lifers Trust Participating VRDN Series Floaters XG 00 58, 1.63% 9/7/18 (Liquidity Facility Deutsche Bank AG) (a)(f)	1,085,000	1,085,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev. (ExxonMobil Proj.) Series 2001 A, 1.57% 9/4/18, VRDN (a)(c)	340,000	340,000
Houston Gen. Oblig. TRAN Series 2018, 4% 6/28/19	10,000,000	10,171,600
Mission Econ. Dev. Corp. Idr (CMI Proj.) Series 2007, 1.72% 9/7/18, LOC Wells Fargo Bank NA, VRDN (a)(c)	120,000	120,000
North Texas Tollway Auth. Rev. Participating VRDN:
Series Floaters XF 25 05, 1.76% 9/7/18 (Liquidity Facility Citibank NA) (a)(f)	358,500	358,500
Series Floaters XM 05 60, 1.76% 9/7/18 (Liquidity Facility Bank of America NA) (a)(f)	690,000	690,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 1.75% 9/4/18, VRDN (a)	2,335,000	2,335,000
Series 2004, 1.77% 9/7/18, VRDN (a)(c)	20,415,000	20,415,000
Series 2010 B, 1.75% 9/4/18, VRDN (a)	6,405,000	6,405,000
Series 2010 C, 1.75% 9/4/18, VRDN (a)	2,800,000	2,800,000
Series 2010 D:
1.67% 9/7/18, VRDN (a)	5,485,000	5,485,000
1.67% 9/7/18, VRDN (a)	1,050,000	1,050,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN Series 2015, 1.79% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(f)	6,630,000	6,630,000
Texas Gen. Oblig.:
Bonds Series WF 1183C, SIFMA Municipal Swap Index + 0.350% 1.91%, tender 1/24/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(e)(f)(g)	3,785,000	3,785,000
Series 2006 B, 1.57% 9/7/18 (Liquidity Facility California Pub. Employees Retirement Sys.) (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	10,025,000	10,025,000
Series 2016, 1.6% 9/7/18 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	5,000,000	5,000,000
TRAN Series 2018, 4% 8/29/19 (b)	15,000,000	15,315,750

TOTAL TEXAS		106,890,850

Utah - 0.8%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series B, 1.42% 9/7/18 (Liquidity Facility Bank of America NA), CP	10,000,000	9,999,500
Salt Lake City Arpt. Rev. Participating VRDN:
Series 17 XM 0493, 1.81% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(f)	5,248,000	5,248,000
Series 17 ZF 0540, 1.74% 9/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(f)	700,000	700,000
Series Floaters XM 05 06, 1.81% 9/7/18 (Liquidity Facility Cr. Suisse AG) (a)(c)(f)	8,432,000	8,432,000
Series Floaters ZM 05 51, 1.81% 9/7/18 (Liquidity Facility Citibank NA) (a)(c)(f)	1,920,000	1,920,000

TOTAL UTAH		26,299,500

Washington - 0.5%
Port Chehalis Indl. Dev. Rev. (JLT Holding, LLC Proj.) Series 2003, 1.72% 9/7/18, LOC Wells Fargo Bank NA, VRDN (a)(c)	700,000	700,000
Port of Seattle Rev. Series 2008, 1.64% 9/7/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(c)	4,500,000	4,500,000
Seattle Hsg. Auth. Rev. (Douglas Apts. Proj.) 1.72% 9/7/18, LOC KeyBank NA, VRDN (a)	185,000	185,000
Univ. of Washington Univ. Revs. Series A, 1.67% 12/7/18, CP	3,500,000	3,498,215
Washington Econ. Dev. Fin. Auth. Rev. Participating VRDN Series Floaters 005, 1.91% 10/12/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(f)(g)	2,700,000	2,700,000
Washington Health Care Facilities Auth. Rev. Participating VRDN:
Series Floaters XF 00 42, 1.79% 9/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(f)	2,905,000	2,905,000
Series MS 3354, 1.96% 9/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(f)	2,275,000	2,275,000

TOTAL WASHINGTON		16,763,215

Wisconsin - 0.9%
Appleton Redev. Auth. Rev. (Fox Cities Performing Arts Ctr. Proj.) Series 2001 B, 1.55% 9/7/18, LOC JPMorgan Chase Bank, VRDN (a)	2,100,000	2,100,000
Deutsche Bank Spears/Lifers Trust Participating VRDN Series Floaters XF 10 28, 1.63% 9/7/18 (Liquidity Facility Deutsche Bank AG) (a)(f)	2,370,000	2,370,000
JPMorgan Chase Participating VRDN Series Floaters XF 01 27, 1.74% 9/7/18 (a)(f)	1,060,000	1,060,000
Milwaukee Gen. Oblig. RAN Series 2018 R3, 4% 5/16/19	10,000,000	10,144,400
Milwaukee School District RAN Series 2017, 5% 9/27/18	9,040,000	9,059,346
Wisconsin Health & Edl. Facilities Participating VRDN Series 2017 ZF 2412, 1.81% 9/7/18 (Liquidity Facility Citibank NA) (a)(f)	1,920,000	1,920,000
Wisconsin Hsg. and Econ. Dev. Auth. Home Ownership Rev. Series 2004 E, 1.6% 9/7/18 (Liquidity Facility Fed. Home Ln. Bank Chicago), VRDN (a)(c)	2,485,000	2,485,000

TOTAL WISCONSIN		29,138,746

TOTAL MUNICIPAL NOTES
(Cost $1,003,468,317)		1,003,101,404

Commercial Paper - 0.1%
Houston Airport System Rev. 1.37% 9/4/18	4,000,000	3,999,920
TOTAL COMMERCIAL PAPER
(Cost $4,000,000)		3,999,920
	Shares

Municipal Bond Funds - 0.3%
Eaton Vance Massachusetts Municipal Bond Fund Preferred Shares(d)(e)	600,000	599,970
Eaton Vance Municipal Bond Fund Preferred Shares(d)(e)	1,650,000	1,649,918
Nuveen California AMT-Free Quality Municipal Income Fund Preferred Shares	4,400,000	4,400,000
Nuveen NY AMT-Free Quality Municipal Income Fund Preferred Shares	6,800,000	6,800,000
TOTAL MUNICIPAL BOND FUNDS
(Cost $13,450,000)		13,449,888

Money Market Funds - 16.8%
Fidelity Investments Money Market Government Portfolio Institutional Class 1.86% (h)(i)	143,487,541	143,487,541
Fidelity SAI Municipal Money Market Fund, 1.19% (h)(i)	414,114,694	414,073,203
State Street Institutional U.S. Government Money Market Fund Premier Class 1.87% (h)	4,338,775	4,338,775
TOTAL MONEY MARKET FUNDS
(Cost $561,936,134)		561,899,519
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $3,377,066,938)		3,375,965,574
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(15,421,910)
NET ASSETS - 100%		$3,360,543,664

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

TRAN – TAX AND REVENUE ANTICIPATION NOTE

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,122,418 or 0.5% of net assets.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Provides evidence of ownership in one or more underlying municipal bonds.

 (g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $31,730,000 or 0.9% of net assets.

 (h) The rate quoted is the annualized seven-day yield of the fund at period end.

 (i) Affiliated Fund

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Baltimore Proj. Rev. Bonds Series Floaters G 42, SIFMA Municipal Swap Index + 0.200% 1.76%, tender 1/2/19 (Liquidity Facility Royal Bank of Canada)	8/2/18	$4,500,000
California Health Facilities Fing. Auth. Participating VRDN Series Floaters 013, 1.71% 10/12/18 (Liquidity Facility Barclays Bank PLC)	2/2/18 - 2/9/18	$2,430,000
Dignity Health Participating VRDN Series 17 04, SIFMA Municipal Swap Index + 0.160% 1.71% 10/12/18 (Liquidity Facility Barclays Bank PLC)	2/2/18 - 2/9/18	$3,270,000
Lucas County Hosp. Rev. Participating VRDN Series Floaters 002, 1.81% 10/12/18 (Liquidity Facility Barclays Bank PLC)	2/2/18 - 8/24/18	$13,655,000
North Carolina Cap. Impt. Ltd. Bonds Series WF 11 136C, SIFMA Municipal Swap Index + 0.280% 1.84%, tender 1/24/19 (Liquidity Facility Wells Fargo Bank NA)	7/25/18	$1,390,000
Texas Gen. Oblig. Bonds Series WF 1183C, SIFMA Municipal Swap Index + 0.350% 1.91%, tender 1/24/19 (Liquidity Facility Wells Fargo Bank NA)	7/25/18	$3,785,000
Washington Econ. Dev. Fin. Auth. Rev. Participating VRDN Series Floaters 005, 1.91% 10/12/18 (Liquidity Facility Barclays Bank PLC)	3/1/18	$2,700,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$1,528
Total	$1,528

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 1.86%	$188,320,059	$55,697,828	$100,530,346	$673,067	$--	$--	$143,487,541
Fidelity SAI Municipal Money Market Fund, 1.19%	316,565,589	97,581,945	--	1,149,416	--	(74,331)	414,073,203
Total	$504,885,648	$153,279,773	$100,530,346	$1,822,483	$--	$(74,331)	$557,560,744

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$2,796,616,247	$--	$2,796,616,247	$--
Money Market Funds	561,899,519	561,899,519	--	--
Commercial Paper	3,999,920	--	3,999,920	--
Investment Companies	13,449,888	--	13,449,888	--
Total Investments in Securities:	$3,375,965,574	$561,899,519	$2,814,066,055	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities and commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Fidelity® U.S. Total Stock Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

August 31, 2018

TSF-QTLY-1018
1.9887485.100

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 47.9%
	Shares	Value
CONSUMER DISCRETIONARY - 6.4%
Auto Components - 0.3%
Adient PLC	16,800	$727,272
Aptiv PLC	114,800	10,103,548
Cooper Tire & Rubber Co.	432,282	12,471,336
DaikyoNishikawa Corp.	27,200	338,072
Delphi Technologies PLC	371,872	13,101,051
Dongah Tire & Rubber Co. Ltd.	11,829	375,967
Eagle Industry Co. Ltd.	54,000	764,972
G-Tekt Corp.	383,400	6,387,124
Gentex Corp.	38,000	888,440
Hi-Lex Corp.	68,300	1,571,804
Hyundai Mobis	68,187	13,694,133
IJT Technology Holdings Co. Ltd.	221,900	1,461,892
Strattec Security Corp.	11,700	401,310
TPR Co. Ltd.	139,100	3,264,988
		65,551,909
Automobiles - 0.1%
Audi AG	3,800	3,175,812
Fiat Chrysler Automobiles NV	40,200	687,822
Fiat Chrysler Automobiles NV	81,600	1,379,082
General Motors Co.	151,100	5,447,155
Renault SA	23,200	1,998,161
Tesla, Inc. (a)	52,100	15,716,486
		28,404,518
Distributors - 0.0%
Arata Corp.	5,000	236,702
Harima-Kyowa Co. Ltd.	24,100	362,660
Yagi & Co. Ltd.	40,800	660,599
		1,259,961
Diversified Consumer Services - 0.3%
Heian Ceremony Service Co. Ltd.	109,100	882,737
MegaStudy Co. Ltd.	64,194	817,274
Multicampus Co. Ltd.	22,528	856,394
Service Corp. International	687,842	28,861,850
ServiceMaster Global Holdings, Inc. (a)	322,360	19,428,637
TAL Education Group ADR (a)	92,600	2,740,960
		53,587,852
Hotels, Restaurants & Leisure - 0.7%
ARAMARK Holdings Corp.	546,621	22,455,191
Eldorado Resorts, Inc. (a)	216,811	10,417,769
Hilton Grand Vacations, Inc. (a)	437,024	14,273,204
Marriott International, Inc. Class A	99,200	12,545,824
McDonald's Corp.	179,300	29,087,839
Starbucks Corp.	418,400	22,363,480
The Restaurant Group PLC	427,100	1,620,167
U.S. Foods Holding Corp. (a)	439,307	14,317,015
		127,080,489
Household Durables - 0.3%
Cuckoo Holdings Co. Ltd.	15,747	2,484,823
FJ Next Co. Ltd.	248,900	2,168,438
Gree Electric Appliances, Inc. of Zhuhai Class A (a)	251,800	1,435,645
Hamilton Beach Brands Holding Co. Class A	15,700	363,455
Iida Group Holdings Co. Ltd.	46,800	864,311
Lennar Corp. Class A	218,700	11,300,229
Mohawk Industries, Inc. (a)	167,180	32,030,016
Toll Brothers, Inc.	329,915	11,952,820
		62,599,737
Internet & Direct Marketing Retail - 0.8%
Amazon.com, Inc. (a)	59,400	119,554,974
Hyundai Home Shopping Network Corp.	3,692	375,701
Netflix, Inc. (a)	56,400	20,737,152
NS Shopping Co. Ltd.	17,480	194,334
		140,862,161
Leisure Products - 0.1%
Brunswick Corp.	245,792	16,325,505
Media - 2.3%
AMC Networks, Inc. Class A (a)	7,600	477,356
Charter Communications, Inc. Class A (a)	17,100	5,307,840
Cinemark Holdings, Inc.	531,647	19,841,066
Comcast Corp. Class A	3,994,700	147,763,953
Corus Entertainment, Inc. Class B (non-vtg.)	95,400	270,483
Discovery Communications, Inc. Class A (a)(b)	417,900	11,630,157
Entercom Communications Corp. Class A	950,700	7,462,995
GCI Liberty, Inc. (a)	243,548	11,953,336
Hyundai HCN	461,413	1,691,991
Interpublic Group of Companies, Inc.	918,300	21,442,305
Lions Gate Entertainment Corp. Class B	695,600	15,616,220
Multiplus SA	95,500	570,454
Nippon Television Network Corp.	50,600	837,944
The Walt Disney Co.	828,086	92,762,194
Twenty-First Century Fox, Inc. Class A	1,177,800	53,472,120
Viacom, Inc.:
Class A	141,300	4,761,810
Class B (non-vtg.)	65,800	1,926,624
Vivendi SA	159,900	4,148,248
WOWOW INC.	59,300	1,777,239
WPP PLC	832,300	13,803,414
		417,517,749
Multiline Retail - 0.2%
Dollar General Corp.	112,200	12,087,306
Dollar Tree, Inc. (a)	140,800	11,335,808
Lifestyle International Holdings Ltd.	610,500	1,190,081
Macy's, Inc.	25,400	928,370
Target Corp.	47,508	4,156,950
		29,698,515
Specialty Retail - 1.0%
Arc Land Sakamoto Co. Ltd.	30,000	389,074
AT-Group Co. Ltd.	103,600	2,612,611
AutoNation, Inc. (a)	38,500	1,745,975
Bed Bath & Beyond, Inc.	246,200	4,416,828
Best Buy Co., Inc.	32,100	2,553,876
Burlington Stores, Inc. (a)	125,575	21,119,204
Dunelm Group PLC	186,200	1,255,275
Ff Group (a)(c)	2,700	12,035
GameStop Corp. Class A	166,300	2,206,801
GNC Holdings, Inc. Class A (a)	547,000	1,695,700
Hibbett Sports, Inc. (a)	56,400	1,159,020
Home Depot, Inc.	179,500	36,038,215
JB Hi-Fi Ltd. (b)	50,975	967,452
John David Group PLC	705,200	4,644,423
Ku Holdings Co. Ltd.	47,500	382,189
Lithia Motors, Inc. Class A (sub. vtg.)	105,512	9,116,237
Lookers PLC	647,034	885,823
Lowe's Companies, Inc.	245,880	26,739,450
Mandarake, Inc.	15,700	101,031
Sally Beauty Holdings, Inc. (a)	527,800	8,128,120
Samse SA	2,200	406,030
TJX Companies, Inc.	355,291	39,071,351
Tokatsu Holdings Co. Ltd.	18,700	84,151
Urban Outfitters, Inc. (a)	21,500	999,320
Vitamin Shoppe, Inc. (a)	170,400	2,181,120
Williams-Sonoma, Inc. (b)	101,900	7,156,437
		176,067,748
Textiles, Apparel & Luxury Goods - 0.3%
Embry Holdings Ltd.	280,000	111,304
Fossil Group, Inc. (a)	20,800	471,536
Michael Kors Holdings Ltd. (a)	47,800	3,471,236
PVH Corp.	108,500	15,532,860
Sitoy Group Holdings Ltd.	2,101,000	602,293
Tapestry, Inc.	588,957	29,854,230
Yue Yuen Industrial (Holdings) Ltd.	357,000	989,298
		51,032,757

TOTAL CONSUMER DISCRETIONARY		1,169,988,901

CONSUMER STAPLES - 2.9%
Beverages - 0.7%
Britvic PLC	422,046	4,459,367
C&C Group PLC	2,517,800	9,965,849
Coca-Cola European Partners PLC	197,300	8,412,872
Constellation Brands, Inc. Class A (sub. vtg.)	167,900	34,956,780
Monster Beverage Corp. (a)	335,900	20,452,951
PepsiCo, Inc.	180,600	20,229,006
The Coca-Cola Co.	589,760	26,285,603
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	583,821	1,495,861
		126,258,289
Food & Staples Retailing - 0.5%
Amsterdam Commodities NV	27,600	640,734
Halows Co. Ltd.	19,500	444,721
Kroger Co.	125,300	3,946,950
Nihon Chouzai Co. Ltd.	6,700	208,942
OM2 Network Co. Ltd.	48,200	724,019
Qol Co. Ltd.	40,800	812,989
Retail Partners Co. Ltd.	105,100	1,513,455
Sapporo Clinical Laboratory	8,200	152,103
Satoh & Co. Ltd.	12,300	197,934
Sysco Corp.	442,200	33,085,404
Tesco PLC	692,996	2,214,559
United Natural Foods, Inc. (a)	28,800	1,022,688
Walgreens Boots Alliance, Inc.	56,300	3,859,928
Walmart, Inc.	392,200	37,596,292
		86,420,718
Food Products - 0.7%
Axyz Co. Ltd.	8,500	240,212
Changshouhua Food Co. Ltd.	1,277,000	572,708
ConAgra Foods, Inc.	420,600	15,457,050
JC Comsa Corp.	26,800	89,245
Kaneko Seeds Co. Ltd.	60,500	828,193
Kellogg Co.	234,100	16,806,039
Mondelez International, Inc.	599,800	25,623,456
Pickles Corp.	23,300	440,584
Post Holdings, Inc. (a)	299,867	29,165,064
Prima Meat Packers Ltd.	73,000	362,668
S Foods, Inc.	22,000	862,299
Seaboard Corp.	1,600	5,895,648
The Hershey Co.	89,400	8,986,488
The J.M. Smucker Co.	242,300	25,048,974
Toyo Sugar Refining Co. Ltd.	39,400	437,226
Tyson Foods, Inc. Class A	107,700	6,764,637
		137,580,491
Household Products - 0.2%
Kimberly-Clark Corp.	18,254	2,109,067
Procter & Gamble Co.	336,098	27,879,329
		29,988,396
Personal Products - 0.2%
Coty, Inc. Class A	1,156,000	14,288,160
Hengan International Group Co. Ltd.	171,000	1,539,245
Herbalife Nutrition Ltd. (a)	560,312	31,708,056
		47,535,461
Tobacco - 0.6%
Altria Group, Inc.	595,840	34,868,557
British American Tobacco PLC:
(United Kingdom)	143,700	6,948,942
sponsored ADR	597,714	28,917,403
KT&G Corp.	16,199	1,466,880
Philip Morris International, Inc.	393,100	30,618,559
Scandinavian Tobacco Group A/S (d)	29,065	477,462
		103,297,803

TOTAL CONSUMER STAPLES		531,081,158

ENERGY - 4.1%
Energy Equipment & Services - 0.4%
Baker Hughes, a GE Co. Class A	879,323	28,991,279
Bristow Group, Inc. (a)	75,900	831,864
Carbo Ceramics, Inc. (a)	134,600	1,164,290
Diamond Offshore Drilling, Inc. (a)(b)	316,400	5,511,688
Dril-Quip, Inc. (a)	56,300	2,964,195
Ensco PLC Class A	1,026,400	7,020,576
Geospace Technologies Corp. (a)	33,500	473,355
Halliburton Co.	59,400	2,369,466
High Arctic Energy Services, Inc.	291,500	935,927
Liberty Oilfield Services, Inc. Class A (b)	158,000	3,103,120
Nabors Industries Ltd.	111,900	690,423
National Oilwell Varco, Inc.	53,400	2,513,538
NCS Multistage Holdings, Inc. (a)	44,000	715,880
Odfjell Drilling Ltd.	92,300	411,633
Precision Drilling Corp. (a)	158,100	617,862
RigNet, Inc. (a)	56,200	916,060
Schlumberger Ltd.	99,500	6,284,420
Shelf Drilling Ltd. (a)(d)	174,999	1,187,368
Shinko Plantech Co. Ltd.	306,900	2,875,375
Tecnicas Reunidas SA (b)	30,200	1,021,843
Transocean Ltd. (United States) (a)	375,000	4,541,250
Trinidad Drilling Ltd. (a)	213,900	291,756
Xtreme Drilling & Coil Services Corp. (a)	237,600	358,676
		75,791,844
Oil, Gas & Consumable Fuels - 3.7%
Aker Bp ASA	4,600	162,911
Anadarko Petroleum Corp.	107,800	6,942,320
Andeavor	23,200	3,544,728
Baytex Energy Corp. (a)	1,567,400	4,696,195
Berry Petroleum Corp.	59,900	981,761
Bonavista Energy Corp.	741,500	795,479
Bonterra Energy Corp.	175,600	2,594,305
BP PLC sponsored ADR	509,616	21,852,334
Cabot Oil & Gas Corp.	133,900	3,190,837
California Resources Corp. (a)	11,200	465,248
Callon Petroleum Co. (a)	992,001	11,209,611
Cenovus Energy, Inc.	1,580,800	14,657,226
Centennial Resource Development, Inc. Class A (a)	59,600	1,148,492
Cheniere Energy, Inc. (a)	28,100	1,880,733
Chevron Corp.	861,128	102,009,223
China Petroleum & Chemical Corp.:
(H Shares)	14,550,000	14,640,015
sponsored ADR (H Shares)	7,300	724,963
CNOOC Ltd. sponsored ADR	13,200	2,345,772
CNX Resources Corp. (a)	27,500	438,350
Concho Resources, Inc. (a)	28,164	3,862,693
ConocoPhillips Co.	107,200	7,871,696
Contango Oil & Gas Co. (a)	200,900	1,372,147
Continental Resources, Inc. (a)	64,900	4,280,155
Delek U.S. Holdings, Inc.	612,818	33,398,581
Denbury Resources, Inc. (a)	111,800	622,726
Devon Energy Corp.	83,500	3,584,655
Diamondback Energy, Inc.	206,450	24,996,966
Enagas SA	103,298	2,871,681
Encana Corp.	353,300	4,678,179
Energen Corp. (a)	5,500	426,525
Enterprise Products Partners LP	35,300	1,009,580
EOG Resources, Inc.	92,800	10,971,744
Equinor ASA sponsored ADR	411,491	10,604,123
Euronav NV	63,120	549,144
Extraction Oil & Gas, Inc. (a)	1,013,665	11,707,831
Exxon Mobil Corp.	1,489,645	119,424,840
FLEX LNG Ltd. (a)	3,960,600	5,572,889
GasLog Ltd.	182,600	3,067,680
GasLog Partners LP	404,000	9,817,200
Golar LNG Ltd.	44,000	1,124,640
Golar LNG Partners LP	688,800	9,312,576
Gran Tierra Energy, Inc. (U.S.) (a)	182,700	630,315
Hess Corp.	38,300	2,579,122
Hoegh LNG Partners LP	221,600	4,199,320
HollyFrontier Corp.	15,800	1,177,416
Husky Energy, Inc.	785,700	12,992,648
Imperial Oil Ltd.	287,700	8,966,099
Magnolia Oil & Gas Corp. Class A (a)	51,000	706,860
Marathon Oil Corp.	83,100	1,787,481
Marathon Petroleum Corp.	31,800	2,616,822
Motor Oil (HELLAS) Corinth Refineries SA	79,900	1,882,702
Murphy Oil Corp.	173,700	5,355,171
Noble Energy, Inc.	58,100	1,726,732
NuVista Energy Ltd. (a)	5,000	28,927
Occidental Petroleum Corp.	68,500	5,471,095
Parex Resources, Inc. (a)	102,700	1,475,575
Parsley Energy, Inc. Class A (a)	99,700	2,768,669
PDC Energy, Inc. (a)	18,900	995,841
Peabody Energy Corp.	10,400	429,624
Penn Virginia Corp. (a)	75,030	6,673,168
Phillips 66 Co.	240,400	28,489,804
Pioneer Natural Resources Co.	37,100	6,481,370
QEP Resources, Inc. (a)	35,700	355,929
Ring Energy, Inc. (a)	29,000	342,200
Seven Generations Energy Ltd. (a)	5,000	58,851
Sinopec Kantons Holdings Ltd.	3,072,000	1,369,900
Southwestern Energy Co. (a)	650,000	3,653,000
Star Petroleum Refining PCL	1,528,800	695,971
Suncor Energy, Inc.	1,242,200	51,134,854
Teekay Corp. (b)	379,832	2,575,261
Teekay LNG Partners LP	405,300	6,383,475
Teekay Offshore Partners LP	1,314,800	2,984,596
Thai Oil PCL (For. Reg.)	264,700	681,362
The Williams Companies, Inc.	174,890	5,174,995
Total SA sponsored ADR	251,845	15,800,755
Valero Energy Corp.	66,000	7,780,080
Viper Energy Partners LP	76,800	2,988,288
W&T Offshore, Inc. (a)	19,900	134,723
Whiting Petroleum Corp. (a)	60,100	3,059,691
World Fuel Services Corp.	83,000	2,326,490
WPX Energy, Inc. (a)	10,400	198,328
		670,542,264

TOTAL ENERGY		746,334,108

FINANCIALS - 8.8%
Banks - 4.6%
Bank of America Corp.	4,089,609	126,491,606
BankUnited, Inc.	352,981	13,692,133
Boston Private Financial Holdings, Inc.	651,980	9,421,111
Citigroup, Inc.	1,286,570	91,655,247
Credit Agricole Atlantique Vendee	5,400	814,847
East West Bancorp, Inc.	97,520	6,181,793
First Citizen Bancshares, Inc.	38,353	18,218,059
First Foundation, Inc. (a)	517,673	8,375,949
First Horizon National Corp.	844,570	15,556,979
FNB Corp., Pennsylvania	1,991,145	26,780,900
Great Western Bancorp, Inc.	150,596	6,556,950
Gunma Bank Ltd.	318,900	1,627,363
Hanmi Financial Corp.	136,789	3,570,193
Hiroshima Bank Ltd.	65,700	459,445
Huntington Bancshares, Inc.	1,860,800	30,163,568
IBERIABANK Corp.	231,690	20,075,939
JPMorgan Chase & Co.	1,098,171	125,828,433
KB Financial Group, Inc.	17,700	816,748
KeyCorp	367,600	7,745,332
Mitsubishi UFJ Financial Group, Inc.	1,102,700	6,665,474
NIBC Holding NV	474,426	4,543,192
Ogaki Kyoritsu Bank Ltd.	35,100	886,424
PNC Financial Services Group, Inc.	353,111	50,685,553
Shinsei Bank Ltd.	56,300	864,439
Skandiabanken ASA (d)	94,000	947,157
Sumitomo Mitsui Financial Group, Inc.	271,700	10,681,467
SunTrust Banks, Inc.	368,600	27,114,216
The Keiyo Bank Ltd.	202,000	865,377
The San-In Godo Bank Ltd.	96,800	815,451
U.S. Bancorp	1,128,227	61,048,363
Unicaja Banco SA (d)	1,316,800	2,063,442
United Community Bank, Inc.	441,219	13,386,584
Van Lanschot NV (Bearer)	5,800	153,834
Wells Fargo & Co.	2,435,813	142,446,344
Yamaguchi Financial Group, Inc.	87,000	956,836
		838,156,748
Capital Markets - 1.1%
Ares Capital Corp.	27,215	475,174
Bank of New York Mellon Corp.	70,000	3,650,500
BlackRock, Inc. Class A	13,200	6,323,592
Cboe Global Markets, Inc.	182,423	18,388,238
Charles Schwab Corp.	168,265	8,546,179
E*TRADE Financial Corp. (a)	377,148	22,198,931
Goldman Sachs Group, Inc.	202,000	48,037,620
Lazard Ltd. Class A	156,058	7,512,632
Morgan Stanley	348,830	17,033,369
Northern Trust Corp.	38,300	4,115,718
Oaktree Capital Group LLC Class A	49,300	2,004,045
Raymond James Financial, Inc.	128,240	11,931,450
State Street Corp.	463,746	40,304,165
TD Ameritrade Holding Corp.	134,000	7,848,380
Virtu Financial, Inc. Class A	116,800	2,546,240
		200,916,233
Consumer Finance - 0.7%
Aeon Credit Service (Asia) Co. Ltd.	2,304,000	2,063,656
Capital One Financial Corp.	569,600	56,441,664
Discover Financial Services	336,200	26,263,944
Navient Corp.	63,100	860,684
OneMain Holdings, Inc. (a)	230,300	8,452,010
Santander Consumer U.S.A. Holdings, Inc.	125,200	2,701,816
SLM Corp. (a)	555,700	6,512,804
Synchrony Financial	959,600	30,390,532
		133,687,110
Diversified Financial Services - 0.5%
AXA Equitable Holdings, Inc.	650,000	14,917,500
Berkshire Hathaway, Inc. Class B (a)	249,700	52,117,384
Fuyo General Lease Co. Ltd.	62,900	3,775,925
Jianpu Technology, Inc. ADR (a)	294,800	1,518,220
Ricoh Leasing Co. Ltd.	81,600	2,698,947
Standard Life PLC	1,501,122	6,167,285
Voya Financial, Inc.	219,190	10,974,843
		92,170,104
Insurance - 1.6%
AFLAC, Inc.	196,300	9,076,912
Allstate Corp.	105,700	10,630,249
American International Group, Inc.	599,300	31,864,781
Aspen Insurance Holdings Ltd.	316,936	13,041,916
ASR Nederland NV	63,000	3,005,530
Brown & Brown, Inc.	1,012,682	30,866,547
Chubb Ltd.	165,100	22,328,124
Db Insurance Co. Ltd.	98,777	5,667,881
FNF Group	244,400	9,800,440
Genworth Financial, Inc. Class A (a)	245,900	1,143,435
Hartford Financial Services Group, Inc.	164,400	8,280,828
Hyundai Fire & Marine Insurance Co. Ltd.	127,634	4,256,908
Lincoln National Corp.	26,700	1,750,986
Marsh & McLennan Companies, Inc.	99,900	8,454,537
MetLife, Inc.	1,137,910	52,218,690
NN Group NV	107,803	4,621,137
NN Group NV rights (a)(b)	107,803	82,587
Prudential Financial, Inc.	45,700	4,490,025
Prudential PLC	561,850	12,633,031
Reinsurance Group of America, Inc.	123,660	17,664,831
RSA Insurance Group PLC	390,300	3,195,924
Sony Financial Holdings, Inc.	49,000	976,825
Sul America SA unit	130,000	733,127
The Travelers Companies, Inc.	304,100	40,019,560
		296,804,811
Mortgage Real Estate Investment Trusts - 0.1%
AGNC Investment Corp.	491,900	9,355,938
Annaly Capital Management, Inc.	923,500	9,807,570
MFA Financial, Inc.	855,000	6,549,300
Redwood Trust, Inc.	54,300	922,014
		26,634,822
Thrifts & Mortgage Finance - 0.2%
ASAX Co. Ltd.	102,300	558,870
Essent Group Ltd. (a)	626,061	27,146,005
Genworth Mortgage Insurance Ltd.	232,786	441,804
		28,146,679

TOTAL FINANCIALS		1,616,516,507

HEALTH CARE - 7.2%
Biotechnology - 1.9%
Abeona Therapeutics, Inc. (a)	90,000	1,386,000
AC Immune SA (a)	61,569	571,976
Acceleron Pharma, Inc. (a)	22,000	1,188,440
Acorda Therapeutics, Inc. (a)	55,000	1,584,000
Alexion Pharmaceuticals, Inc. (a)	189,400	23,152,256
Alnylam Pharmaceuticals, Inc. (a)	28,000	3,434,760
Amgen, Inc.	464,200	92,751,802
AnaptysBio, Inc. (a)	36,000	3,191,040
Argenx SE ADR (a)	35,900	3,368,497
Array BioPharma, Inc. (a)	231,707	3,607,678
Ascendis Pharma A/S sponsored ADR (a)	36,000	2,555,280
Atara Biotherapeutics, Inc. (a)	52,000	2,129,400
BeiGene Ltd. ADR (a)	26,000	4,615,780
Biogen, Inc. (a)	48,100	17,002,869
bluebird bio, Inc. (a)	21,000	3,534,300
Blueprint Medicines Corp. (a)	180,419	13,832,725
Celgene Corp. (a)	11,400	1,076,730
Cell Biotech Co. Ltd.	37,672	1,249,699
Cellectis SA sponsored ADR (a)	52,000	1,532,440
CytomX Therapeutics, Inc. (a)	50,000	1,124,500
FibroGen, Inc. (a)	22,000	1,345,300
Gilead Sciences, Inc.	132,100	10,003,933
Global Blood Therapeutics, Inc. (a)	290,230	14,206,759
GlycoMimetics, Inc. (a)	50,000	736,000
Insmed, Inc. (a)	140,000	2,790,200
Intercept Pharmaceuticals, Inc. (a)	88,800	9,927,840
Loxo Oncology, Inc. (a)	120,964	20,440,497
Momenta Pharmaceuticals, Inc. (a)	18,642	494,013
Neurocrine Biosciences, Inc. (a)	245,768	30,217,176
Sage Therapeutics, Inc. (a)	6,314	1,037,138
Sarepta Therapeutics, Inc. (a)	266,282	36,757,567
Scholar Rock Holding Corp.	39,300	668,493
Shire PLC sponsored ADR	137,300	24,064,571
uniQure B.V. (a)	44,000	1,866,920
United Therapeutics Corp. (a)	41,200	5,067,188
Vertex Pharmaceuticals, Inc. (a)	54,000	9,957,600
Xencor, Inc. (a)	60,000	2,507,400
		354,978,767
Health Care Equipment & Supplies - 1.2%
A&T Corp.	21,000	170,669
Align Technology, Inc. (a)	14,500	5,604,105
Atricure, Inc. (a)	90,000	3,109,500
AxoGen, Inc. (a)	229,271	10,053,533
Baxter International, Inc.	169,000	12,568,530
Becton, Dickinson & Co.	132,200	34,619,214
Boston Scientific Corp. (a)	1,016,021	36,129,707
Danaher Corp.	55,139	5,709,092
Fukuda Denshi Co. Ltd.	47,900	3,272,082
Genmark Diagnostics, Inc. (a)	220,000	1,883,200
Heska Corp. (a)	107,594	11,512,558
Insulet Corp. (a)	60,000	6,256,200
Integra LifeSciences Holdings Corp. (a)	80,000	4,757,600
Intuitive Surgical, Inc. (a)	19,400	10,864,000
Medtronic PLC	56,800	5,476,088
Penumbra, Inc. (a)	20,700	2,874,195
Steris PLC	170,919	19,556,552
Stryker Corp.	62,000	10,504,660
ViewRay, Inc. (a)(b)	1,257,746	12,678,080
Wright Medical Group NV (a)	678,198	19,654,178
		217,253,743
Health Care Providers & Services - 2.4%
Aetna, Inc.	159,800	32,003,146
Anthem, Inc.	274,778	72,741,980
Cardinal Health, Inc.	98,369	5,133,878
Centene Corp. (a)	26,000	3,808,480
Cigna Corp.	220,607	41,549,122
CVS Health Corp.	1,000,220	75,256,553
EBOS Group Ltd.	160,000	2,237,796
Envision Healthcare Corp. (a)	383,198	17,381,861
G1 Therapeutics, Inc. (a)	36,000	2,184,480
HCA Holdings, Inc.	110,000	14,752,100
Henry Schein, Inc. (a)	95,000	7,379,600
Humana, Inc.	76,666	25,549,711
McKesson Corp.	160,999	20,728,621
MEDNAX, Inc. (a)	38,600	1,827,710
Molina Healthcare, Inc. (a)	97,400	13,441,200
Notre Dame Intermedica Participacoes SA	280,000	1,752,965
Patterson Companies, Inc.	41,700	940,335
Quest Diagnostics, Inc.	3,700	406,926
Tokai Corp.	86,300	1,951,090
United Drug PLC (United Kingdom)	155,000	1,478,990
UnitedHealth Group, Inc.	345,000	92,618,700
Universal Health Services, Inc. Class B	19,100	2,486,056
Wellcare Health Plans, Inc. (a)	8,000	2,420,560
		440,031,860
Health Care Technology - 0.1%
Castlight Health, Inc. Class B(a)	280,000	840,000
Teladoc Health, Inc. (a)	158,470	12,289,349
		13,129,349
Life Sciences Tools & Services - 0.1%
Bio-Rad Laboratories, Inc. Class A (a)	41,846	13,612,504
ICON PLC (a)	3,600	536,472
Lonza Group AG	9,000	2,896,157
Morphosys AG (a)	15,000	1,770,724
		18,815,857
Pharmaceuticals - 1.5%
Allergan PLC	162,956	31,240,295
Amneal Pharmaceuticals, Inc. (a)	120,000	2,772,000
AstraZeneca PLC:
(United Kingdom)	200,000	15,094,763
sponsored ADR	203,243	7,792,337
Bayer AG	337,312	31,479,437
Bristol-Myers Squibb Co.	28,000	1,695,400
Dawnrays Pharmaceutical Holdings Ltd.	5,402,000	1,479,764
Dechra Pharmaceuticals PLC	108,000	4,368,518
Eli Lilly & Co.	104,600	11,050,990
Genomma Lab Internacional SA de CV (a)	1,698,300	1,470,270
GlaxoSmithKline PLC sponsored ADR	634,558	25,699,599
Indivior PLC (a)	400,000	1,402,759
Johnson & Johnson	428,085	57,658,769
Korea United Pharm, Inc.	29,912	767,002
Mylan NV (a)	90,000	3,521,700
MyoKardia, Inc. (a)	28,000	1,726,200
Nektar Therapeutics (a)	254,867	16,946,107
Nippon Chemiphar Co. Ltd.	7,400	295,374
Novartis AG sponsored ADR	32,473	2,695,584
Novo Nordisk A/S Series B sponsored ADR	37,700	1,853,709
Perrigo Co. PLC	86,000	6,579,860
Pfizer, Inc.	135,900	5,642,568
Recordati SpA	44,000	1,540,872
Roche Holding AG (participation certificate)	71,016	17,608,678
Sanofi SA	93,209	8,004,171
Sanofi SA sponsored ADR	354,200	15,177,470
Taro Pharmaceutical Industries Ltd. (a)	7,600	802,864
Teva Pharmaceutical Industries Ltd. sponsored ADR	251,354	5,758,520
The Medicines Company (a)	54,000	2,138,940
Theravance Biopharma, Inc. (a)	80,000	2,317,600
		286,582,120

TOTAL HEALTH CARE		1,330,791,696

INDUSTRIALS - 4.7%
Aerospace & Defense - 1.3%
General Dynamics Corp.	18,623	3,601,688
Harris Corp.	77,200	12,545,772
HEICO Corp. Class A	434,046	32,336,427
Huntington Ingalls Industries, Inc.	14,600	3,569,262
Lockheed Martin Corp.	109,500	35,084,895
The Boeing Co.	155,800	53,406,682
United Technologies Corp.	754,468	99,363,436
Vectrus, Inc. (a)	5,000	164,100
		240,072,262
Air Freight & Logistics - 0.3%
Best, Inc. ADR (b)	189,900	1,412,856
FedEx Corp.	92,330	22,523,904
Onelogix Group Ltd.	291,841	83,412
United Parcel Service, Inc. Class B	211,806	26,026,721
		50,046,893
Airlines - 0.1%
Alaska Air Group, Inc.	197,600	13,336,024
Building Products - 0.2%
Fortune Brands Home & Security, Inc.	701,609	37,171,245
KVK Corp.	5,500	76,726
Nihon Dengi Co. Ltd.	70,800	1,786,089
		39,034,060
Commercial Services & Supplies - 0.1%
Healthcare Services Group, Inc.	326,900	13,471,549
Multi-Color Corp.	198,598	12,263,427
Nippon Kanzai Co. Ltd.	22,400	429,412
		26,164,388
Construction & Engineering - 0.0%
Arcadis NV	46,100	817,642
Astaldi SpA (a)	244,700	414,976
Boustead Projs. Pte Ltd.	1,484,600	924,799
Joban Kaihatsu Co. Ltd.	1,400	79,255
Kawasaki Setsubi Kogyo Co. Ltd.	23,200	85,191
Meisei Industrial Co. Ltd.	289,600	2,202,430
Seikitokyu Kogyo Co. Ltd.	64,600	402,914
Watanabe Sato Co. Ltd.	4,100	78,598
		5,005,805
Electrical Equipment - 0.3%
Aichi Electric Co. Ltd.	21,400	622,104
Eaton Corp. PLC	11,400	947,796
Emerson Electric Co.	331,500	25,435,995
Fortive Corp.	433,900	36,438,922
Iwabuchi Corp.	1,600	82,801
Terasaki Electric Co. Ltd.	33,600	393,426
		63,921,044
Industrial Conglomerates - 0.3%
Carlisle Companies, Inc.	142,940	18,126,221
General Electric Co.	2,343,798	30,328,746
Mytilineos Holdings SA	160,600	1,608,774
Reunert Ltd.	56,900	294,432
		50,358,173
Machinery - 0.8%
Allison Transmission Holdings, Inc.	98,300	4,881,578
Cactus, Inc. (a)	19,400	663,092
Colfax Corp. (a)	268,888	9,389,569
Conrad Industries, Inc. (a)	5,400	99,954
Deere & Co.	89,400	12,855,720
Flowserve Corp.	384,427	20,036,335
Fukushima Industries Corp.	4,100	197,048
Gardner Denver Holdings, Inc. (a)	13,300	371,868
Global Brass & Copper Holdings, Inc.	28,200	1,087,110
Haitian International Holdings Ltd.	699,000	1,403,566
Hy-Lok Corp.	14,316	315,107
IDEX Corp.	186,777	28,616,104
Ingersoll-Rand PLC	315,500	31,956,995
Koike Sanso Kogyo Co. Ltd.	2,200	53,540
Minebea Mitsumi, Inc.	155,800	2,925,018
Nakanishi Manufacturing Co. Ltd.	20,000	243,362
Nakano Refrigerators Co. Ltd.	34,500	1,859,914
Nansin Co. Ltd.	32,900	157,823
ProPetro Holding Corp. (a)	8,300	126,326
Sakura Rubber Co. Ltd.	82,000	369,742
The Hanshin Diesel Works Ltd.	4,500	88,939
WABCO Holdings, Inc. (a)	194,626	23,954,568
Yamada Corp.	19,700	491,126
		142,144,404
Marine - 0.0%
Japan Transcity Corp.	190,900	889,985
Professional Services - 0.2%
ABIST Co. Ltd.	19,600	768,230
Bertrandt AG	12,300	1,180,013
Career Design Center Co. Ltd.	22,100	325,801
Dun & Bradstreet Corp.	100,000	14,292,000
McMillan Shakespeare Ltd.	38,917	500,236
Nielsen Holdings PLC	154,100	4,006,600
SHL-JAPAN Ltd.	24,000	413,428
SMS Co., Ltd.	317,400	6,021,773
WageWorks, Inc. (a)	16,800	898,800
		28,406,881
Road & Rail - 0.8%
Autohellas SA	12,900	326,426
CSX Corp.	346,200	25,674,192
Daqin Railway Co. Ltd. (A Shares)	1,898,341	2,398,109
Genesee & Wyoming, Inc. Class A (a)	213,165	18,735,072
Landstar System, Inc.	123,270	14,274,666
Meitetsu Transport Co. Ltd.	900	20,299
NANSO Transport Co. Ltd.	21,100	244,024
Nikkon Holdings Co. Ltd.	32,300	818,910
Norfolk Southern Corp.	71,145	12,367,847
Old Dominion Freight Lines, Inc.	140,473	21,408,085
STEF-TFE Group	3,667	421,391
Tohbu Network Co. Ltd.	42,500	413,104
Union Pacific Corp.	313,943	47,286,095
Utoc Corp.	97,900	451,128
		144,839,348
Trading Companies & Distributors - 0.3%
AerCap Holdings NV (a)	48,300	2,751,651
Canox Corp.	4,000	34,632
Daiichi Jitsugyo Co. Ltd.	5,900	189,569
Green Cross Co. Ltd.	14,500	278,881
HD Supply Holdings, Inc. (a)	318,780	14,533,180
Howden Joinery Group PLC	26,900	171,827
Itochu Corp.	1,200,100	20,991,759
Kamei Corp.	156,000	1,941,751
Mitani Shoji Co. Ltd.	38,500	1,829,538
Mitsubishi Corp.	162,300	4,631,926
MRC Global, Inc. (a)	599,340	12,352,397
Narasaki Sangyo Co. Ltd.	48,000	171,506
Nishikawa Keisoku Co. Ltd.	5,800	185,051
Pla Matels Corp.	49,800	292,229
Shinsho Corp.	61,800	1,807,668
		62,163,565
Transportation Infrastructure - 0.0%
Isewan Terminal Service Co. Ltd.	61,000	396,382
Qingdao Port International Co. Ltd. (d)	2,918,000	2,212,085
		2,608,467

TOTAL INDUSTRIALS		868,991,299

INFORMATION TECHNOLOGY - 8.7%
Communications Equipment - 0.5%
Cisco Systems, Inc.	921,100	44,000,947
CommScope Holding Co., Inc. (a)	718,786	22,778,328
F5 Networks, Inc. (a)	82,500	15,602,400
Juniper Networks, Inc.	33,100	941,033
		83,322,708
Electronic Equipment & Components - 0.2%
Daido Signal Co. Ltd.	83,100	434,534
Dell Technologies, Inc. (a)	73,400	7,058,878
Elematec Corp.	39,600	894,573
Fabrinet	12,400	593,588
Kingboard Chemical Holdings Ltd.	250,000	888,677
LG Innotek Co. Ltd.	28,275	3,637,805
Makus, Inc.	416,733	1,894,309
New Cosmos Electric Co. Ltd.	6,200	97,484
PAX Global Technology Ltd.	3,380,000	1,670,890
Riken Kieki Co. Ltd.	37,600	834,164
ScanSource, Inc. (a)	22,600	918,690
TE Connectivity Ltd.	172,400	15,805,632
Trimble, Inc. (a)	210,300	8,853,630
		43,582,854
Internet Software & Services - 1.3%
Alibaba Group Holding Ltd. sponsored ADR (a)	44,300	7,752,943
Alphabet, Inc.:
Class A (a)	52,400	64,546,320
Class C (a)	32,300	39,347,537
Benefitfocus, Inc. (a)	100,000	4,410,000
comScore, Inc. (a)	452,500	8,547,725
eBay, Inc. (a)	269,500	9,327,395
Envestnet, Inc. (a)	100	6,320
F@N Communications, Inc.	26,900	165,114
Facebook, Inc. Class A (a)	150,200	26,394,646
GoDaddy, Inc. (a)	48,900	3,983,394
LogMeIn, Inc.	266,211	22,880,835
Mercari, Inc. (a)	10,000	333,003
MongoDB, Inc. Class A	177,954	12,805,570
NetEase, Inc. ADR	40,700	8,046,797
New Relic, Inc. (a)	41,700	4,285,092
Okta, Inc. (a)	366,510	22,661,313
System Research Co. Ltd.	7,100	248,573
Tencent Holdings Ltd.	55,700	2,394,385
Xunlei Ltd. sponsored ADR (a)	403,100	3,837,512
Yahoo! Japan Corp. (b)	1,506,600	5,179,743
YY, Inc. ADR (a)	7,200	550,296
		247,704,513
IT Services - 0.9%
Alliance Data Systems Corp.	22,900	5,463,482
Amdocs Ltd.	192,800	12,585,984
Avant Corp.	101,200	1,280,598
Cielo SA	294,800	1,092,897
Cognizant Technology Solutions Corp. Class A	232,600	18,242,818
DXC Technology Co.	37,200	3,388,548
E-Credible Co. Ltd.	38,753	515,961
Enea Data AB (a)	48,700	505,897
FleetCor Technologies, Inc. (a)	25,700	5,493,118
IBM Corp.	16,443	2,408,571
Korea Information & Communication Co. Ltd. (a)	15,144	139,171
MasterCard, Inc. Class A	62,000	13,364,720
PayPal Holdings, Inc. (a)	283,200	26,147,856
Square, Inc. (a)	86,500	7,667,360
The Western Union Co.	441,100	8,345,612
Total System Services, Inc.	236,551	22,978,564
Visa, Inc. Class A	258,457	37,964,749
		167,585,906
Semiconductors & Semiconductor Equipment - 1.5%
Advanced Micro Devices, Inc. (a)	378,900	9,536,913
ams AG	161,910	12,825,845
Applied Materials, Inc.	71,500	3,075,930
ASM Pacific Technology Ltd.	333,900	3,522,462
Himax Technologies, Inc. sponsored ADR	1,119,500	7,198,385
Inphi Corp. (a)(b)	776,113	28,770,509
International Quantum Epitaxy PLC (a)(b)	2,432,400	3,071,494
KLA-Tencor Corp.	32,100	3,730,341
Lam Research Corp.	29,700	5,140,773
MACOM Technology Solutions Holdings, Inc. (a)	133,300	3,072,565
Marvell Technology Group Ltd.	1,945,600	40,235,008
Miraial Co. Ltd.	30,400	339,815
Monolithic Power Systems, Inc.	219,873	32,952,367
NVIDIA Corp.	154,800	43,449,264
NXP Semiconductors NV (a)	38,400	3,576,576
Qorvo, Inc. (a)	22,000	1,761,980
Qualcomm, Inc.	858,200	58,966,922
Semtech Corp. (a)	67,100	4,009,225
Silicon Laboratories, Inc. (a)	13,500	1,323,000
Skyworks Solutions, Inc.	19,600	1,789,480
SolarEdge Technologies, Inc. (a)	2,200	105,490
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	94,400	4,115,840
		272,570,184
Software - 3.3%
Activision Blizzard, Inc.	405,100	29,207,710
Adobe Systems, Inc. (a)	138,200	36,417,082
Autodesk, Inc. (a)	209,500	32,336,325
CA Technologies, Inc.	400,000	17,520,000
Citrix Systems, Inc. (a)	168,500	19,212,370
CommVault Systems, Inc. (a)	260,931	18,173,844
eBase Co. Ltd.	32,100	511,069
Electronic Arts, Inc. (a)	187,900	21,309,739
Ellie Mae, Inc. (a)	187,683	19,776,158
HubSpot, Inc. (a)	3,800	546,060
Intuit, Inc.	51,700	11,346,599
Micro Focus International PLC sponsored ADR	14,500	246,935
Microsoft Corp.	1,896,400	213,022,612
Minori Solutions Co. Ltd.	5,000	64,441
Nintendo Co. Ltd.	19,000	6,839,054
Nintendo Co. Ltd. ADR	137,000	6,158,150
Oracle Corp.	675,569	32,819,142
Parametric Technology Corp. (a)	232,200	23,206,068
Paycom Software, Inc. (a)	153,675	23,838,066
Proofpoint, Inc. (a)	163,280	19,373,172
RealPage, Inc. (a)	3,200	199,680
Red Hat, Inc. (a)	40,700	6,012,611
Salesforce.com, Inc. (a)	227,900	34,795,772
SAP SE sponsored ADR	72,056	8,627,985
ServiceNow, Inc. (a)	10,300	2,022,508
Sinosoft Tech Group Ltd.	3,720,000	1,246,517
Snap, Inc. Class A (a)	103,800	1,131,420
Take-Two Interactive Software, Inc. (a)	12,000	1,602,720
Toho System Science Co. Ltd.	11,200	87,495
Tyler Technologies, Inc. (a)	65,741	16,234,740
Workday, Inc. Class A (a)	11,300	1,746,302
Zendesk, Inc. (a)	47,400	3,265,386
		608,897,732
Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc.	698,400	158,976,792
Elecom Co. Ltd.	35,400	936,693
Hewlett Packard Enterprise Co.	57,400	948,822
HP, Inc.	403,400	9,943,810
Super Micro Computer, Inc. (a)	430,301	8,825,474
		179,631,591

TOTAL INFORMATION TECHNOLOGY		1,603,295,488

MATERIALS - 1.6%
Chemicals - 0.8%
C. Uyemura & Co. Ltd.	50,400	3,402,034
Cabot Corp.	7,400	480,408
CF Industries Holdings, Inc.	126,000	6,545,700
DowDuPont, Inc.	487,800	34,209,414
Innospec, Inc.	183,081	14,207,086
Isamu Paint Co. Ltd.	2,600	86,230
KPC Holdings Corp.	5,297	303,945
LyondellBasell Industries NV Class A	515,365	58,122,865
NOF Corp.	14,700	488,192
The Chemours Co. LLC	503,774	21,964,546
The Scotts Miracle-Gro Co. Class A	77,300	5,775,856
Toho Acetylene Co. Ltd.	63,200	874,254
Yara International ASA	36,100	1,661,621
Yip's Chemical Holdings Ltd.	426,000	149,259
		148,271,410
Construction Materials - 0.2%
Eagle Materials, Inc.	219,331	20,250,831
Kunimine Industries Co. Ltd.	5,000	46,125
Martin Marietta Materials, Inc.	108,900	21,640,608
Mitani Sekisan Co. Ltd.	14,700	406,827
		42,344,391
Containers & Packaging - 0.3%
Ball Corp.	303,700	12,718,956
Graphic Packaging Holding Co.	883,800	12,567,636
Mayr-Melnhof Karton AG	6,300	810,250
Packaging Corp. of America	316,170	34,753,406
Silgan Holdings, Inc.	16,200	441,450
		61,291,698
Metals & Mining - 0.3%
Alcoa Corp. (a)	550,570	24,593,962
ArcelorMittal SA Class A unit	69,400	2,096,574
Ausdrill Ltd.	1,723,519	2,001,046
BHP Billiton Ltd. sponsored ADR (b)	134,286	6,451,099
Chubu Steel Plate Co. Ltd.	128,900	779,595
CI Resources Ltd.	136,202	142,957
CK-SAN-ETSU Co. Ltd.	26,400	779,336
Compania de Minas Buenaventura SA sponsored ADR	120,900	1,522,131
First Quantum Minerals Ltd.	325,600	4,084,346
Labrador Iron Ore Royalty Corp.	4,700	91,479
Mount Gibson Iron Ltd.	2,871,508	1,011,520
Pacific Metals Co. Ltd. (a)	41,800	1,403,240
Rio Tinto PLC sponsored ADR	39,400	1,892,382
Teck Resources Ltd. Class B (sub. vtg.)	66,300	1,494,163
		48,343,830
Paper & Forest Products - 0.0%
Kapstone Paper & Packaging Corp.	50,000	1,717,500

TOTAL MATERIALS		301,968,829

REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.4%
Alexander & Baldwin, Inc.	339,290	7,963,136
American Homes 4 Rent Class A	75,100	1,742,320
American Tower Corp.	132,317	19,731,111
Boston Properties, Inc.	61,900	8,074,855
Brandywine Realty Trust (SBI)	1,206,347	20,218,376
Colony NorthStar, Inc.	108,400	664,492
CoreSite Realty Corp.	172,872	20,134,402
Corporate Office Properties Trust (SBI)	113,400	3,490,452
Corrections Corp. of America	47,200	1,222,008
Crown Castle International Corp.	3,400	387,702
Douglas Emmett, Inc.	545,776	21,318,011
Empire State Realty Trust, Inc.	843,726	14,841,140
Equinix, Inc.	29,400	12,822,222
Equity Lifestyle Properties, Inc.	15,600	1,511,328
Front Yard Residential Corp. Class B	281,400	3,438,708
Gaming & Leisure Properties	17,400	622,746
Healthcare Trust of America, Inc.	83,300	2,379,881
InfraReit, Inc.	22,700	474,203
Lamar Advertising Co. Class A	277,716	21,398,018
Liberty Property Trust (SBI)	483,234	21,141,488
Outfront Media, Inc.	61,200	1,216,044
Pennsylvania Real Estate Investment Trust (SBI) (b)	71,600	730,320
Prologis, Inc.	127,000	8,531,860
PS Business Parks, Inc.	112,104	14,621,725
Public Storage	57,553	12,234,617
Spirit MTA REIT	34,350	368,232
Spirit Realty Capital, Inc.	343,500	2,875,095
Store Capital Corp.	107,300	3,091,313
Sun Communities, Inc.	15,000	1,547,700
The Macerich Co.	30,300	1,779,822
UDR, Inc.	486,618	19,450,121
VEREIT, Inc.	78,100	610,742
		250,634,190
Real Estate Management & Development - 0.1%
Brookfield Property Partners LP	14,100	281,718
CBRE Group, Inc. (a)	428,700	20,924,847
Cushman & Wakefield PLC	114,800	2,027,368
Nisshin Fudosan Co. Ltd.	64,700	336,573
		23,570,506

TOTAL REAL ESTATE		274,204,696

TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	1,345,580	42,977,825
Verizon Communications, Inc.	1,528,687	83,114,712
Zayo Group Holdings, Inc. (a)	267,070	9,256,646
		135,349,183
Wireless Telecommunication Services - 0.1%
Okinawa Cellular Telephone Co.	22,700	882,585
T-Mobile U.S., Inc. (a)	100,900	6,663,436
Telephone & Data Systems, Inc.	22,300	669,892
		8,215,913

TOTAL TELECOMMUNICATION SERVICES		143,565,096

UTILITIES - 1.2%
Electric Utilities - 0.9%
Duke Energy Corp.	20,000	1,624,800
Edison International	52,000	3,417,960
Entergy Corp.	46,200	3,861,858
Evergy, Inc.	98,077	5,595,293
Exelon Corp.	1,056,573	46,182,806
FirstEnergy Corp.	173,500	6,485,430
NextEra Energy, Inc.	50,200	8,539,020
PG&E Corp.	211,900	9,785,542
Portland General Electric Co.	372,143	17,267,435
PPL Corp.	1,394,370	41,468,564
Vistra Energy Corp. (a)	122,200	2,876,588
Xcel Energy, Inc.	450,500	21,646,525
		168,751,821
Gas Utilities - 0.1%
Atmos Energy Corp.	169,104	15,596,462
Busan City Gas Co. Ltd.	36,271	1,170,704
China Resource Gas Group Ltd.	520,000	2,368,530
Hokuriku Gas Co.	6,200	169,634
Keiyo Gas Co. Ltd.	3,000	75,223
Seoul City Gas Co. Ltd.	2,412	189,438
South Jersey Industries, Inc.	72,300	2,398,914
YESCO Co. Ltd.	4,402	156,092
		22,124,997
Independent Power and Renewable Electricity Producers - 0.1%
NextEra Energy Partners LP	39,300	1,906,050
NRG Energy, Inc.	51,400	1,819,046
NRG Yield, Inc. Class C	47,900	950,815
The AES Corp.	300,500	4,044,730
		8,720,641
Multi-Utilities - 0.1%
Avangrid, Inc.	51,400	2,536,076
Dominion Resources, Inc.	34,300	2,427,411
Public Service Enterprise Group, Inc.	88,600	4,638,210
SCANA Corp.	56,800	2,177,712
Sempra Energy	38,100	4,422,648
Vectren Corp.	103,621	7,377,815
		23,579,872

TOTAL UTILITIES		223,177,331

TOTAL COMMON STOCKS
(Cost $8,303,948,500)		8,809,915,109

Nonconvertible Preferred Stocks - 0.0%
UTILITIES - 0.0%
Electric Utilities - 0.0%
Companhia Paranaense de Energia-Copel (PN-B)
(Cost $190,237)	26,700	133,661

Equity Funds - 50.6%
Large Blend Funds - 7.5%
Fidelity SAI U.S. Minimum Volatility Index Fund (e)	26,331,838	357,323,041
Fidelity Total Market Index Fund Institutional Premium Class (e)	12,200,989	1,024,883,113

TOTAL LARGE BLEND FUNDS		1,382,206,154

Large Growth Funds - 29.6%
Fidelity Contrafund (e)	66,035,859	929,124,539
Fidelity Growth Company Fund (e)	86,386,467	1,873,722,466
Fidelity SAI U.S. Momentum Index Fund (e)	63,369,768	887,810,444
Fidelity SAI U.S. Quality Index Fund (e)	119,149,101	1,765,789,682

TOTAL LARGE GROWTH FUNDS		5,456,447,131

Large Value Funds - 12.7%
Fidelity Large Cap Value Enhanced Index Fund (e)	115,450,453	1,594,370,757
Fidelity SAI U.S. Value Index Fund (e)	70,264,518	741,993,306

TOTAL LARGE VALUE FUNDS		2,336,364,063

Small Blend Funds - 0.8%
Fidelity Small Cap Index Fund Institutional Premium Class (e)	6,235,011	144,028,763
TOTAL EQUITY FUNDS
(Cost $8,538,205,047)		9,319,046,111

Money Market Funds - 1.6%
Fidelity Cash Central Fund, 1.97% (f)	257,819,645	257,871,209
Fidelity Securities Lending Cash Central Fund 1.98% (f)(g)	41,090,415	41,094,524
TOTAL MONEY MARKET FUNDS
(Cost $298,966,086)		298,965,733
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $17,141,309,870)		18,428,060,614
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(26,206,643)
NET ASSETS - 100%		$18,401,853,971

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,887,514 or 0.0% of net assets.

 (e) Affiliated Fund

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,408,710
Fidelity Securities Lending Cash Central Fund	220,966
Total	$1,629,676

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Contrafund	$864,145,253	$--	$--	$--	$--	$64,979,286	$929,124,539
Fidelity Growth Company Fund	1,714,598,600	--	--	--	--	159,123,866	1,873,722,466
Fidelity Large Cap Stock Fund	254,744,823	--	257,324,133	--	8,193,103	(5,613,793)	--
Fidelity Large Cap Value Enhanced Index Fund	1,823,547,037	--	320,000,006	--	8,455,993	82,367,733	1,594,370,757
Fidelity SAI U.S. Minimum Volatility Index Fund	321,864,741	8,160,957	--	--	--	27,297,343	357,323,041
Fidelity SAI U.S. Momentum Index Fund	502,503,608	336,107,164	--	--	--	49,199,672	887,810,444
Fidelity SAI U.S. Quality Index Fund	1,628,768,215	--	--	--	--	137,021,467	1,765,789,682
Fidelity SAI U.S. Value Index Fund	684,297,013	18,684,298	--	--	--	39,011,995	741,993,306
Fidelity Small Cap Index Fund Institutional Premium Class	134,732,836	830,955	--	830,955	--	8,464,972	144,028,763
Fidelity Total Market Index Fund Institutional Premium Class	382,159,283	1,009,355,970	393,378,477	--	5,162,552	21,583,785	1,024,883,113
Total	$8,311,361,409	$1,373,139,344	$970,702,616	$830,955	$21,811,648	$583,436,326	$9,319,046,111

 (a) Includes the value of shares redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,169,988,901	$1,156,173,452	$13,803,414	$12,035
Consumer Staples	531,081,158	521,917,657	9,163,501	--
Energy	746,334,108	731,694,093	14,640,015	--
Financials	1,616,516,507	1,585,719,787	30,796,720	--
Health Care	1,330,791,696	1,258,604,647	72,187,049	--
Industrials	868,991,299	868,991,299	--	--
Information Technology	1,603,295,488	1,594,062,049	9,233,439	--
Materials	301,968,829	301,968,829	--	--
Real Estate	274,204,696	274,204,696	--	--
Telecommunication Services	143,565,096	143,565,096	--	--
Utilities	223,310,992	223,310,992	--	--
Equity Funds	9,319,046,111	9,319,046,111	--	--
Money Market Funds	298,965,733	298,965,733	--	--
Total Investments in Securities:	$18,428,060,614	$18,278,224,441	$149,824,138	$12,035

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	October 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	October 29, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 29, 2018